UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2021

Date of reporting period:	3/31/2021

Item 1. Reports to Stockholders.

Semiannual Report

MassMutual Premier Funds

March 31, 2021

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2021

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ended March 31, 2021.

Market Highlights

●	For the reporting period from October 1, 2020 through March 31, 2021, U.S. stocks were up over 19%, despite being in the midst of a global economic recession brought on by the COVID-19 pandemic.

●

In the fourth quarter of 2020 investors looked past rising COVID-19 cases and responded positively to plans to roll out COVID-19 vaccinations globally, further fiscal stimulus in the U.S., and a post-Brexit trade agreement between the U.K. and European Union.

●

The first quarter of 2021 was a continuation of the prior quarter with investors embracing falling COVID-19 case counts, a faster than expected vaccination rollout in the U.S., more fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	Foreign stocks in both developed and emerging markets also experienced strong gains in the reporting period, aided by increasing economic activity and continued weakening of the U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and rising interest rates.

Market Commentary

For the six months beginning on October 1, 2020, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the Federal Reserve Board’s (the Fed) commitment to low interest rates, two more rounds of fiscal stimulus, rising expectations for strong economic growth, and a rebound in corporate earnings.

As a result, the broad market S&P 500® Index* delivered a gain of 19.07% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 19.04% for the period. The more economically sensitive Dow Jones Industrial Average was up 19.91% for the period. During this period small-cap stocks significantly outperformed their large cap peers, while value stocks significantly outperformed their growth peers.

The continued market recovery, additional fiscal stimulus and the conclusion of the U.S. Presidential election affected sectors differently. The energy and financial sectors fared the best for this six-month period as investors expected these sectors to benefit the most from the stimulus-boosted economic recovery and corresponding rise in interest rates. The consumer staples and utilities sectors lagged the other sectors, though they were in positive territory for the period, with the reopening of the economy favoring the more economically sensitive sectors over these more defensive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $59.19 per barrel, up 48% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stocks, as measured by the MSCI EAFE® Index, led their domestic peers, rising 20.18% for the six-month period, aided by the global economic rebound and a weaker U.S. dollar. European stocks fared better than Japanese stocks in part due to Europe deploying COVID-19 vaccines faster than Japan. Emerging-market stocks, as measured in the MSCI Emerging Markets® Index, also fared well, rising 22.43% for the period. This was despite weak returns from China after its government cut back stimulus in hopes to curb unfettered credit growth.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates to nearly zero percent and letting inflation rise above target levels until employment levels have returned to their pre-pandemic levels. Congress also continues to play its part, delivering a $900 billion stimulus bill in December 2020, delivering another $1.9 trillion in stimulus in March 2021, and promising a $2 trillion infrastructure plan before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus-fueled economic and corporate earnings recovery in 2021. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 1.74% by the end of March. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 2.73%. Investment-grade bond prices fared better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down just 1.74%. Below investment grade bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Index, performed significantly better, ending the period up 7.36%, aided by investors’ strong demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Discount Notes	76.3%
Repurchase Agreement	12.8%
U.S. Treasury Bill	11.1%
Total Short-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%
Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Non-U.S. Government Agency Obligations	49.6%
Corporate Debt	47.7%
U.S. Government Agency Obligations and Instrumentalities	1.4%
U.S. Treasury Obligations	0.5%
Purchased Options	0.1%
Municipal Obligations	0.1%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Non-U.S. Government Agency Obligations	55.7%
U.S. Treasury Obligations	20.6%
U.S. Government Agency Obligations and Instrumentalities	9.8%
Corporate Debt	0.5%
Purchased Options	0.3%
Total Long-Term Investments	86.9%
Short-Term Investments and Other Assets and Liabilities	13.1%
Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Corporate Debt	37.8%
Non-U.S. Government Agency Obligations	32.9%
U.S. Government Agency Obligations and Instrumentalities	21.5%
U.S. Treasury Obligations	5.7%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.3%
Purchased Options	0.3%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Corporate Debt	46.1%
Non-U.S. Government Agency Obligations	31.3%
U.S. Government Agency Obligations and Instrumentalities	15.5%
U.S. Treasury Obligations	2.0%
Preferred Stock	0.7%
Sovereign Debt Obligations	0.6%
Purchased Options	0.3%
Common Stock	0.1%
Warrants	0.0%
Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%
Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Corporate Debt	85.7%
Bank Loans	12.5%
Common Stock	0.6%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser and sub-subadviser expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities and 25%-45% of the Fund’s net assets will be invested in fixed income securities that meet certain environmental, social, and governance criteria. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco) and the Fund’s sub-subadviser is Invesco Capital Management (ICM). Effective November 18, 2020, Invesco replaced Barings LLC as subadviser of the Fund and ICM became sub-subadviser of the Fund.

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/21
Common Stock	64.3%
U.S. Treasury Obligations	17.8%
Corporate Debt	13.1%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Non-U.S. Government Agency Obligations	0.8%
Mutual Funds	0.2%
Total Long-Term Investments	103.0%
Short-Term Investments and Other Assets and Liabilities	(3.0)%
Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Value Index or the Russell 1000® Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment.. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management). Effective November 18, 2020, Wellington Management replaced Barings LLC as subadviser of the Fund.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/21
Bristol-Myers Squibb Co.	3.5%
Devon Energy Corp.	2.9%
Emerson Electric Co.	2.4%
Accenture PLC Class A	2.3%
Danaher Corp.	2.2%
CME Group, Inc.	2.2%
Citigroup, Inc.	2.1%
Fidelity National Information Services, Inc.	2.0%
Anthem, Inc.	2.0%
Omnicom Group, Inc.	2.0%
23.6%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	29.7%
Financial	29.6%
Technology	14.2%
Industrial	11.6%
Consumer, Cyclical	5.3%
Communications	3.5%
Energy	2.9%
Mutual Funds	1.8%
Basic Materials	1.2%
Utilities	0.6%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/21
Microsoft Corp.	7.9%
Amazon.com, Inc.	5.6%
JP Morgan Chase & Co.	3.6%
Facebook, Inc. Class A	3.4%
UnitedHealth Group, Inc.	3.3%
Applied Materials, Inc.	3.1%
QUALCOMM, Inc.	2.6%
HCA Healthcare, Inc.	2.5%
Prologis, Inc.	2.5%
United Parcel Service, Inc. Class B	2.3%
36.8%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/21
Technology	23.0%
Consumer, Non-cyclical	20.3%
Communications	17.1%
Financial	16.3%
Industrial	10.9%
Consumer, Cyclical	7.5%
Utilities	1.9%
Energy	1.8%
Mutual Funds	0.5%
Basic Materials	0.5%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Growth Index or the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management). Effective November 18, 2020, Wellington Management replaced Barings LLC as subadviser of the Fund.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/21
Microsoft Corp.	9.8%
Amazon.com, Inc.	7.2%
Apple, Inc.	6.1%
Facebook, Inc. Class A	4.1%
Visa, Inc. Class A	3.1%
Adobe, Inc.	3.1%
Tesla, Inc.	2.8%
UnitedHealth Group, Inc.	2.7%
NVIDIA Corp.	2.5%
Mastercard, Inc. Class A	2.5%
43.9%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/21
Technology	33.5%
Communications	21.1%
Consumer, Non-cyclical	19.4%
Consumer, Cyclical	12.4%
Financial	9.2%
Industrial	3.3%
Basic Materials	0.8%
Energy	0.1%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/21
AutoNation, Inc.	2.2%
Rexnord Corp.	2.2%
Korn Ferry	2.1%
ASGN, Inc.	2.1%
j2 Global, Inc.	2.1%
WSFS Financial Corp.	1.9%
Stifel Financial Corp.	1.7%
Atkore ,Inc.	1.6%
Monro, Inc.	1.6%
KBR, Inc.	1.5%
19.0%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	25.0%
Financial	19.2%
Industrial	17.5%
Consumer, Cyclical	13.4%
Technology	12.4%
Utilities	4.6%
Communications	2.8%
Basic Materials	2.7%
Energy	1.5%
Mutual Funds	0.2%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (ADRs), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/21
Alphabet, Inc. Class A	10.1%
LVMH Moet Hennessy Louis Vuitton SE	5.5%
Facebook, Inc. Class A	4.8%
S&P Global, Inc.	4.2%
Intuit, Inc.	4.2%
JD.com, Inc. ADR	4.1%
Adobe, Inc.	3.9%
Nidec Corp.	3.7%
Maxim Integrated Products, Inc.	2.8%
Airbus SE	2.8%
46.1%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/21
Communications	23.5%
Industrial	23.1%
Technology	20.0%
Consumer, Non-cyclical	16.8%
Consumer, Cyclical	10.2%
Financial	6.0%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier International Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest up to 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 71% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 29% of the Fund’s portfolio, as of March 31, 2021.

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/21
AIA Group Ltd.	3.0%
Novartis AG Registered	2.8%
Nestle SA Registered	2.7%
Linde PLC	2.7%
Roche Holding AG	2.6%
Astellas Pharma, Inc.	2.6%
Koninklijke Philips NV	2.6%
KDDI Corp.	2.5%
Heineken NV	2.5%
Smith & Nephew PLC	2.5%
26.5%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/21
Consumer, Non-cyclical	40.2%
Financial	14.5%
Industrial	13.3%
Consumer, Cyclical	8.3%
Technology	4.9%
Utilities	4.5%
Basic Materials	4.5%
Communications	3.3%
Energy	2.4%
Mutual Funds	1.3%
Diversified	0.4%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/21
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Tencent Holdings Ltd.	6.5%
Housing Development Finance Corp. Ltd.	4.9%
Kering SA	3.9%
AIA Group Ltd.	3.7%
Novatek PJSC Sponsored GDR Registered	3.7%
Huazhu Group Ltd. ADR	3.5%
Yum China Holdings, Inc.	3.3%
Kotak Mahindra Bank Ltd.	3.3%
Yandex NV Class A	2.8%
43.4%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/21
Financial	21.7%
Consumer, Cyclical	19.2%
Communications	17.2%
Technology	13.8%
Consumer, Non-cyclical	11.4%
Basic Materials	5.6%
Industrial	4.6%
Energy	3.9%
Mutual Funds	1.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.2%
Discount Notes — 76.3%
Federal Farm Credit Bank
0.066% , 10/19/21, 10/19/21 (a)	$7,700,000	$7,697,206
0.086% , 6/01/21, 6/01/21 (a)	1,150,000	1,149,834
1 mo. USD LIBOR + .090% 0.201% FRN, 4/21/21, 4/21/21 (a)	5,000,000	5,000,234
Federal Home Loan Bank
0.039% , 9/29/21, 9/29/21 (a)	4,068,000	4,067,223
0.005% , 4/05/21, 4/05/21 (a)	11,000,000	10,999,994
0.005% , 4/09/21, 4/09/21 (a)	2,300,000	2,299,997
SOFR 0.010% FRN, 4/01/21, 5/12/21 (a)	10,000,000	10,000,000
SOFR + .005% 0.015% FRN, 4/01/21, 5/14/21 (a)	10,000,000	10,000,000
SOFR + .005% 0.015% FRN, 4/01/21, 7/26/21 (a)	12,000,000	12,000,000
SOFR + .015% 0.025% FRN, 4/01/21, 5/19/21 (a)	15,000,000	15,000,000
SOFR + .015% 0.025% FRN, 4/01/21, 5/21/21 (a)	3,000,000	3,000,000
SOFR + .015% 0.025% FRN, 4/01/21, 6/15/21 (a)	24,000,000	24,000,000
0.027% , 4/05/21, 4/05/21 (a)	16,000,000	15,999,952
SOFR + .020% 0.030% FRN, 4/01/21, 8/23/21 (a)	15,000,000	15,000,000
0.030% , 4/08/21, 4/08/21 (a)	700,000	699,996
0.030% , 4/21/21, 4/21/21 (a)	9,600,000	9,599,840
0.041% , 5/26/21, 5/26/21 (a)	125,000	124,992
0.051% , 8/25/21, 8/25/21 (a)	4,400,000	4,399,108
0.054% , 8/13/21, 8/13/21 (a)	10,800,000	10,797,869
0.056% , 8/13/21, 8/13/21 (a)	3,800,000	3,799,222
0.056% , 8/18/21, 8/18/21 (a)	9,400,000	9,398,004
SOFR + .055% 0.065% FRN, 4/01/21, 5/13/22 (a)	15,000,000	15,000,000
SOFR + .060% 0.070% FRN, 4/01/21, 2/11/22 (a)	13,000,000	13,000,000
0.107% , 4/28/21, 4/28/21 (a)	16,000,000	15,998,740
		219,032,211
Repurchase Agreement — 12.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (b)	1,572,181	1,572,181
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/31/21, 0.001%, due 4/01/21 (c)	35,000,000	35,000,000
		36,572,181

	Principal Amount	Value
U.S. Treasury Bill — 11.1%
U.S. Treasury Bill
0.002% 4/06/21	$8,500,000	$8,499,998
0.026% 4/01/21	5,000,000	5,000,000
0.041% 8/19/21	2,600,000	2,599,591
0.058% 8/26/21	5,000,000	4,998,826
0.082% 4/08/21	10,800,000	10,799,830
		31,898,245

TOTAL SHORT-TERM INVESTMENTS (Cost $287,502,637)		287,502,637

TOTAL INVESTMENTS — 100.2% (Cost $287,502,637) (d)		287,502,637

Other Assets/(Liabilities) — (0.2)%		(436,643)

NET ASSETS — 100.0%		$287,065,994

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $1,572,181. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,603,683.

(c)

Maturity value of $35,000,001. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 11/15/50, and an aggregate market value, including accrued interest, of $35,700,000.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%
CORPORATE DEBT — 47.7%
Aerospace & Defense — 0.3%
The Boeing Co.
1.167% 2/04/23	$1,185,000	$1,191,005
Agriculture — 1.3%
BAT Capital Corp.
3.222% 8/15/24	1,100,000	1,170,908
4.700% 4/02/27	655,000	736,932
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,393,000	1,472,000
3.500% 2/11/23 (a)	579,000	602,294
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	1,350,000	1,293,124
		5,275,258
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	408,000	434,462
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	660,000	660,000
3 mo. USD LIBOR + 1.235% 1.429% FRN 2/15/23	1,130,000	1,118,765
3.087% 1/09/23	625,000	635,144
3.350% 11/01/22	935,000	953,887
General Motors Co.
6.125% 10/01/25	282,000	331,480
General Motors Financial Co., Inc.
3.250% 1/05/23	1,706,000	1,777,066
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	452,000	473,505
Hyundai Capital America
2.375% 2/10/23 (a)	1,510,000	1,549,959
2.850% 11/01/22 (a)	310,000	319,690
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	485,000	487,167
		8,306,663
Auto Parts & Equipment — 0.3%
Metalsa SA de CV
4.900% 4/24/23 (a)	950,000	999,400
Banks — 9.5%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,085,000	1,213,954
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	1,350,000	1,383,080

	Principal Amount	Value
Banco de Credito del Peru 5 year CMT + 3.000%
3.125% VRN 7/01/30 (a)	$1,375,000	$1,375,000
Banco Santander SA
1.849% 3/25/26	1,400,000	1,396,679
Bank of America Corp.
3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,026,000	2,085,610
3.950% 4/21/25	385,000	421,875
4.000% 1/22/25	1,396,000	1,525,228
The Bank of Nova Scotia
4.500% 12/16/25	2,166,000	2,447,250
Barclays Bank PLC
10.179% 6/12/21 (a)	1,522,000	1,548,135
BPCE SA
5.700% 10/22/23 (a)	1,395,000	1,558,623
Citigroup, Inc.
4.400% 6/10/25	2,395,000	2,660,998
Credit Suisse AG
6.500% 8/08/23 (a)	1,750,000	1,924,562
Danske Bank A/S
5.000% 1/12/22 (a)	1,080,000	1,115,550
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	1,425,000	1,462,648
The Goldman Sachs Group, Inc.
4.250% 10/21/25	3,495,000	3,901,305
HSBC Holdings PLC
4.250% 3/14/24	2,125,000	2,309,952
ING Groep NV SOFR + .920%
1.726% VRN 4/01/27 (b)	868,000	866,756
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	1,120,000	1,098,477
Morgan Stanley
4.350% 9/08/26	2,350,000	2,656,382
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	1,350,000	1,429,107
Societe Generale SA 1 year CMT + 1.100%
1.488% VRN 12/14/26 (a)	1,469,000	1,443,056
Synchrony Bank
3.000% 6/15/22	750,000	770,451
UBS Group AG
4.125% 9/24/25 (a)	840,000	931,990
		37,526,668
Beverages — 0.3%
Bacardi Ltd.
4.450% 5/15/25 (a)	1,186,000	1,317,963

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.2%
DuPont de Nemours, Inc.
4.493% 11/15/25	$1,360,000	$1,536,403
MEGlobal Canada ULC
5.000% 5/18/25 (a)	950,000	1,055,688
RPM International, Inc.
3.450% 11/15/22	43,000	44,510
Syngenta Finance NV
4.441% 4/24/23 (a)	1,460,000	1,529,502
4.892% 4/24/25 (a)	565,000	604,620
		4,770,723
Commercial Services — 1.0%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	3,129,000	3,280,624
Element Fleet Management
1.600% 4/06/24 (b)	510,000	509,403
		3,790,027
Computers — 0.8%
Dell International LLC / EMC Corp.
4.000% 7/15/24 (a)	763,000	827,954
5.850% 7/15/25 (a)	836,000	974,246
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	1,480,000	1,516,902
		3,319,102
Distribution & Wholesale — 0.7%
Li & Fung Ltd.
4.500% 8/18/25 (a)	2,850,000	2,900,565
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	2,190,000	2,258,128
4.500% 9/15/23	590,000	634,582
Aircastle Ltd.
5.000% 4/01/23	1,790,000	1,907,809
Antares Holdings LP
3.950% 7/15/26 (a)	910,000	917,311
6.000% 8/15/23 (a)	1,172,000	1,229,109
Aviation Capital Group LLC
1.950% 1/30/26 (a)	990,000	964,134
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	815,000	811,710
BGC Partners, Inc.
4.375% 12/15/25 (a)	1,075,000	1,144,131
Brookfield Finance, Inc.
4.000% 4/01/24	710,000	770,908
Lazard Group LLC
3.750% 2/13/25	1,840,000	1,998,405

	Principal Amount	Value
LeasePlan Corp. NV
2.875% 10/24/24 (a)	$920,000	$967,183
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	2,510,000	2,634,981
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	512,162	499,363
Synchrony Financial
2.850% 7/25/22	1,140,000	1,170,640
		17,908,394
Electric — 1.2%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	545,000	534,376
National Central Cooling Co. PJSC
2.500% 10/21/27 (a)	1,341,000	1,314,180
Pacific Gas and Electric Co.
1.750% 6/16/22	2,165,000	2,168,278
Puget Energy, Inc.
6.000% 9/01/21	740,000	756,309
		4,773,143
Energy – Alternate Sources — 0.2%
SK Battery America, Inc.
1.625% 1/26/24 (a)	600,000	594,864
Gas — 0.7%
Atmos Energy Corp.
0.625% 3/09/23	775,000	775,302
ONE Gas, Inc.
1.100% 3/11/24	2,045,000	2,044,261
		2,819,563
Housewares — 0.4%
Newell Brands, Inc.
4.350% STEP 4/01/23	1,585,000	1,674,125
Insurance — 2.3%
AmTrust Financial Services, Inc.
6.125% 8/15/23	1,565,000	1,565,848
Athene Global Funding
2.750% 6/25/24 (a)	1,840,000	1,938,171
CNO Financial Group, Inc.
5.250% 5/30/25	1,740,000	1,969,607
Enstar Group Ltd.
4.500% 3/10/22	1,800,000	1,854,318
GA Global Funding Trust
1.625% 1/15/26 (a)	530,000	529,086
Trinity Acquisition PLC
3.500% 9/15/21	295,000	298,143
Unum Group
3.875% 11/05/25	995,000	1,076,470
		9,231,643

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.3%
Weibo Corp.
3.500% 7/05/24	$950,000	$1,000,899
Investment Companies — 2.0%
Ares Capital Corp.
3.875% 1/15/26	1,160,000	1,222,006
4.200% 6/10/24	1,159,000	1,249,563
BlackRock TCP Capital Corp.
3.900% 8/23/24	835,000	885,339
4.125% 8/11/22	1,805,000	1,866,674
Golub Capital BDC, Inc.
2.500% 8/24/26	600,000	586,697
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	240,000	237,898
3.875% 11/01/24	1,665,000	1,746,886
		7,795,063
Iron & Steel — 1.6%
Reliance Steel & Aluminum Co.
1.300% 8/15/25	810,000	799,602
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	2,000,000	2,052,112
Steel Dynamics, Inc.
2.400% 6/15/25	375,000	390,696
2.800% 12/15/24	310,000	327,792
Vale Overseas Ltd.
6.250% 8/10/26	2,235,000	2,658,532
		6,228,734
Leisure Time — 0.1%
Harley-Davidson, Inc.
3.500% 7/28/25	540,000	574,371
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	1,665,000	1,735,826
Marriott International, Inc.
5.750% 5/01/25	389,000	446,219
		2,182,045
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC
3.875% 10/15/21	1,015,000	1,032,179
Media — 1.4%
Cable Onda SA
4.500% 1/30/30 (a)	1,330,000	1,412,420
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	2,200,000	2,208,250
ViacomCBS, Inc.
4.750% 5/15/25	1,805,000	2,040,629
		5,661,299

	Principal Amount	Value
Mining — 0.4%
Glencore Funding LLC
4.125% 5/30/23 (a)	$1,050,000	$1,122,839
Kinross Gold Corp.
5.125% 9/01/21	550,000	553,966
		1,676,805
Multi-National — 0.5%
Africa Finance Corp.
3.125% 6/16/25 (a)	2,075,000	2,132,312
Oil & Gas — 2.9%
Cenovus Energy, Inc.
3.000% 8/15/22	1,065,000	1,089,540
Continental Resources, Inc.
5.000% 9/15/22	372,000	372,298
Diamondback Energy, Inc.
0.900% 3/24/23	1,315,000	1,314,807
EQT Corp.
3.000% 10/01/22	1,305,000	1,324,575
7.625% STEP 2/01/25	790,000	909,199
Occidental Petroleum Corp.
5.500% 12/01/25	2,340,000	2,469,847
Ovintiv Exploration, Inc.
5.625% 7/01/24	1,220,000	1,341,070
Petroleos Mexicanos
4.625% 9/21/23	2,635,000	2,717,212
		11,538,548
Packaging & Containers — 0.2%
Graphic Packaging International LLC
1.512% 4/15/26 (a)	850,000	843,708
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.800% 3/15/25	745,000	814,742
McKesson Corp.
0.900% 12/03/25	1,015,000	993,624
Mylan, Inc.
3.125% 1/15/23 (a)	875,000	911,657
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	654,000	653,182
Viatris, Inc.
1.650% 6/22/25 (a)	355,000	356,177
		3,729,382
Pipelines — 1.7%
Energy Transfer Operating LP
4.200% 9/15/23	1,670,000	1,788,286
EnLink Midstream Partners LP
4.400% 4/01/24	1,340,000	1,350,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQM Midstream Partners LP
4.750% 7/15/23	$1,305,000	$1,353,937
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	235,000	257,801
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	1,630,000	1,785,348
		6,536,092
Private Equity — 0.4%
Hercules Capital, Inc.
4.625% 10/23/22	1,495,000	1,521,938
Real Estate — 1.5%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	2,930,000	3,115,234
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,375,000	1,504,525
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	1,200,000	1,260,600
		5,880,359
Real Estate Investment Trusts (REITS) — 2.1%
Host Hotels & Resorts LP
3.750% 10/15/23	2,140,000	2,264,577
Service Properties Trust
4.350% 10/01/24	1,215,000	1,207,877
Tanger Properties LP
3.875% 12/01/23	1,325,000	1,389,117
Trust Fibra Uno
5.250% 1/30/26 (a)	1,475,000	1,629,875
VEREIT Operating Partnership LP
4.600% 2/06/24	1,060,000	1,159,632
4.625% 11/01/25	605,000	682,684
		8,333,762
Retail — 1.0%
Nordstrom, Inc.
2.300% 4/08/24 (a) (b)	480,000	480,762
O’Reilly Automotive, Inc.
3.850% 6/15/23	1,456,000	1,546,982
QVC, Inc.
4.375% 3/15/23	1,850,000	1,937,875
		3,965,619
Storage & Warehousing — 0.4%
GLP China Holdings Ltd.
4.974% 2/26/24	1,584,000	1,703,972
Telecommunications — 2.5%
AT&T, Inc.
1.700% 3/25/26	1,980,000	1,979,453

	Principal Amount	Value
Qwest Corp
6.750% 12/01/21	$1,255,000	$1,297,356
Sprint Communications, Inc.
9.250% 4/15/22	800,000	860,000
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	1,406,000	1,455,688
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	3,070,000	3,223,504
Verizon Communications, Inc.
1.450% 3/20/26	1,050,000	1,050,203
		9,866,204

TOTAL CORPORATE DEBT (Cost $185,865,196)		189,036,859

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.118% FRN 4/26/27	11,820	11,839
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B,
1.300% FRN 10/25/42 (c)	550,000	547,288

TOTAL MUNICIPAL OBLIGATIONS (Cost $554,257)		559,127

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.6%
Auto Floor Plan Asset-Backed Securities — 0.4%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.059% FRN 5/25/24 (a)	856,000	855,937
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.559% FRN 5/25/24 (a)	768,000	768,000
		1,623,937
Automobile Asset-Backed Securities — 8.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	5,143,000	5,268,137
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,863,521
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	647,696

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	$1,270,000	$1,350,734
Carmax Auto Owner Trust, Series 2019-4, Class D
2.800% 4/15/26	1,399,000	1,450,538
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	1,734,000	1,800,324
Carvana Auto Receivables Trust 2021-N1, Series 2021-N1, Class D
1.500% 1/10/28	2,646,000	2,643,769
Exeter Automobile Receivables Trust, Series 2019-3A, Class D
3.110% 8/15/25 (a)	985,000	1,019,785
Hertz Fleet Lease Funding LP, Series 2019-1, Class D
3.440% 1/10/33 (a)	1,976,000	1,979,280
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	1,036,000	1,035,178
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,424,114
Hertz Vehicle Financing LLC, Series 2018-3A, Class B
4.370% 7/25/24 (a)	950,000	949,815
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,720,000	1,770,591
Westlake Automobile Receivables Trust, Series 2019-3A, Class E
3.590% 3/17/25 (a)	1,395,000	1,441,919
Westlake Automobile Receivables Trust 2021-1
Series 2021-1A, Class D, 1.230% 4/15/26 (a)	4,720,000	4,715,785
Series 2021-1A, Class E, 2.330% 8/17/26 (a)	1,505,000	1,500,611
		31,861,797
Commercial Mortgage-Backed Securities — 5.3%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.456% FRN 9/15/34 (a)	300,000	297,774
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (c)	800,000	758,292
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (c)	1,110,000	955,437
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.432% VRN 1/12/45 (c)	167,397	165,681

	Principal Amount	Value
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	$500,000	$496,877
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.706% FRN 12/15/36 (a)	1,879,191	1,876,844
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	1,855,000	1,854,999
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.906% FRN 10/15/36 (a)	735,480	735,020
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	2,865,738	2,863,055
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.256% FRN 12/15/37 (a)	1,335,725	1,335,723
CAMB Commercial Mortgage Trust 2019-LIFE, Series 2019-LIFE, Class C, 1 mo. USD LIBOR + 1.450%
1.556% FRN 12/15/37 (a)	2,000,000	2,000,618
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.706% FRN 5/15/36 (a)	820,000	820,513
GS Mortgage Securities Trust, Series 2015-GC34, Class C,
4.648% VRN 10/10/48 (c)	1,100,000	1,133,950
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	739,000	738,769
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.856% FRN 3/15/38 (a)	796,000	797,274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	1,000,000	1,015,783
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
3.927% VRN 8/05/34 (a) (c)	1,000,000	990,209
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.306% FRN 1/15/26 (a)	1,319,000	1,332,163

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.856% FRN 1/15/26 (a)	$886,000	$894,842
		21,063,823
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.349% FRN 10/25/34 (a)	144,184	143,083
Other Asset-Backed Securities — 21.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%
0.306% FRN 3/15/41 (a)	71,979	71,269
321 Henderson Receivables LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%
0.306% FRN 6/15/41 (a)	166,610	162,453
AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	489,753	460,797
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	777,577	832,911
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.256% FRN 6/15/28 (a)	880,000	880,270
Bain Capital Credit CLO Ltd., Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850%
2.073% FRN 7/21/31 (a)	1,000,000	1,002,586
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230%
1.454% FRN 1/20/29 (a)	906,701	906,804
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.170% FRN 7/20/29 (a)	1,100,000	1,100,001
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	199,858	200,390
Series 2019-A, Class B, 3.780% 9/26/33 (a)	571,238	574,758
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	2,030,000	2,023,820
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	501,943	508,027

	Principal Amount	Value
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	$568,554	$569,496
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	1,100,000	1,158,172
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	371,833	371,043
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	629,693	630,960
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.511% FRN 1/15/31 (a)	1,500,000	1,500,084
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.204% FRN 4/20/31 (a)	300,000	300,001
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	212,826	216,331
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	2,170,000	2,165,660
DB Master Finance LLC
Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	622,520	633,380
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	734,810	767,033
Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I
4.116% 7/25/48 (a)	948,175	991,962
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	228,335	235,184
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	54,099	54,048
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,381,399	1,349,674
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
1.674% FRN 4/20/31 (a)	1,250,000	1,250,239
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	149,489	151,695
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.178% FRN 5/15/30 (a)	2,000,000	1,998,938

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	$4,252,816	$4,245,834
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R, 3 mo. USD LIBOR + 1.450%
1.674% FRN 4/20/29 (a)	500,000	498,734
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	1,304,938	1,323,482
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	653,759	665,597
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	549,909	576,952
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	1,116,802	1,200,311
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	650,534	679,820
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	151,143	155,518
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	371,435	386,754
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	124,529	128,423
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	735,873	807,026
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,257,432	1,270,453
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	252,207	254,810
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	454,123	459,483
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	381,392	376,472
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,697,727
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.542% FRN 7/22/32 (a)	500,000	501,017
Kayne CLO, 3 mo. USD LIBOR + 1.400%
1.568% FRN 7/15/31 (a)	800,000	800,002
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	376,881	364,676

	Principal Amount	Value
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.324% FRN 3/15/31 (a)	$400,000	$400,016
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350%
1.458% FRN 6/15/36 (a)	2,600,000	2,598,366
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	302,202	296,145
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	846,001	851,030
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070%
1.294% FRN 10/20/30 (a)	1,150,000	1,147,126
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	571,551	621,258
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	128,039	139,544
Neuberger Berman CLO Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250%
1.491% FRN 1/15/28 (a)	1,500,000	1,497,640
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.542% FRN 10/18/29 (a)	2,150,000	2,150,009
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.584% FRN 7/25/30 (a)	375,000	374,999
NP SPE II LLC
Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	442,038	453,721
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	359,696	369,635
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	899,000	899,021
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	853,000	856,070
Oak Street Investment Grade Net Lease Fund Series 2021-1, Series 2021-1A, Class A3
2.800% 1/20/51 (a)	2,000,000	2,031,929

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Financial Issuance Trust, Series 2019-2A, Class C
3.660% 10/14/36 (a)	$1,550,000	$1,617,845
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	323,072	320,720
Series 2019-A, Class D, 4.930% 4/09/38 (a)	1,184,007	1,179,937
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	698,000	713,560
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	666,146	661,263
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	670,000	669,199
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.093% FRN 5/25/35	2,500,000	2,473,471
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.450% 1.691% FRN 4/15/29 (a)	550,000	548,942
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.741% FRN 10/15/29 (a)	1,000,000	1,000,068
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (a)	1,250,000	1,248,802
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	1,030,000	1,091,155
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	921,336	934,378
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	208,565	214,769
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	676,158	680,348
Series 2019-2A, Class D, 4.540% 5/20/36 (a)	511,516	525,491
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	500,153	515,647
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	2,981,000	3,064,661
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (a)	367,000	367,800

	Principal Amount	Value
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	$1,232,292	$1,268,765
Structured Asset Investment Loan Trust 2004-11, Series 2004-11, Class M1, 1 mo. USD LIBOR + .930%
1.039% FRN 1/25/35	1,679,970	1,646,375
TAL Advantage VII LLC, Series 2020-1A, Class B
3.820% 9/20/45 (a)	758,000	770,919
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.404% FRN 10/20/31 (a)	850,000	850,036
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	71,162	71,612
Trafigura Securitisation Finance PLC, Series 2018-1A, Class B
4.290% 3/15/22 (a)	1,870,000	1,872,384
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.294% FRN 10/20/28 (a)	1,007,208	1,007,733
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	1,522,323	1,555,948
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	54,454	54,489
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,260,877
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	1,425,000	1,425,487
VSE VOI Mortgage LLC
Series 2016-A, Class B, 2.740% 7/20/33 (a)	303,340	304,765
Series 2018-A, Class C, 4.020% 2/20/36 (a)	350,892	358,948
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (a)	74,340	74,340
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	527,653	521,341
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	597,626	594,268
		86,613,929

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 6.8%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.609% FRN 7/25/58 (a)	$530,000	$484,684
College Ave Student Loans 2021-A LLC, Series 2021-A, Class B
2.320% 7/25/51 (a)	3,419,000	3,381,791
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.309% FRN 12/26/47 (a)	1,066,783	1,073,160
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,038,000	1,066,236
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.731% FRN 1/15/37	466,068	417,597
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	133,669	130,629
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	96,376	95,199
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	42,509	41,547
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	165,289	169,537
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	159,828	160,279
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.159% FRN 2/26/35 (a)	137,179	130,251
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,032,464	1,019,565
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	366,934	375,321
Laurel Road Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	418,373	407,486
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	522,946	512,633
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	452,896	422,522
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	542,684

	Principal Amount	Value
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	$1,800,000	$1,845,239
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.859% FRN 12/26/40 (a)	109,735	110,188
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	131,409	132,031
Nelnet Student Loan Trust
Series 2007-2A, Class A4A2, 1.497% FRN 6/25/35 (a) (c)	2,800,000	2,771,390
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.559% FRN 2/25/67 (a)	1,000,000	958,931
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/54 (a)	395,000	396,088
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250%
0.434% FRN 6/15/55	1,174,892	1,075,493
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	3,391	2,092,511
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/27/42	2,744,800	2,498,364
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.508% FRN 1/25/44	1,190,637	1,097,227
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.518% FRN 1/25/41	885,109	826,932
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.528% FRN 1/25/55	429,708	402,090
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.834% FRN 12/15/38	338,456	310,607
SoFi Alternative Trust, Series 2019-C, Class PT,
2.322% VRN 1/25/45 (a) (c)	1,775,266	1,888,120
		26,836,332
Whole Loan Collateral Collateralized Mortgage Obligations — 7.2%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (c)	765,111	766,616
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	696,182	702,559
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	1,197,933	1,209,852

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (c)	$1,900,000	$1,918,335
Angel Oak Mortgage Trust 2021-1, Series 2021-1, Class M1,
2.215% VRN 1/25/66 (a) (c)	670,000	674,786
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.074% VRN 8/25/34 (c)	20,799	20,499
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	735,912	747,691
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	1,798,000	1,830,480
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c) (d)	2,400,000	2,399,967
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (c)	1,005,780	1,000,527
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (c)	1,300,000	1,311,584
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	39,326	39,379
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	71,737	71,872
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
2.432% VRN 2/25/34 (c)	60,359	59,140
MFA Trust, Series 2020-NQM1, Class A3,
2.300% VRN 8/25/49 (a) (c)	1,461,708	1,468,358
OBX 2021-NQM1 Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (c)	703,000	703,000
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	1,034,435	1,034,792
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	3,750,000	3,751,245
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c)	1,372,537	1,397,338
Verus Securitization Trust
Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (c)	2,551,000	2,621,931
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (c)	1,100,000	1,113,150
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	1,505,169	1,535,611

	Principal Amount	Value
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	$667,000	$685,857
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	1,254,000	1,300,390
		28,364,959

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $194,687,489)		196,507,860

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.4%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.212% 2.531% 3/01/37	115,734	121,687
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% 5/01/34	15,964	16,563
Government National Mortgage Association Pool #507545 7.500% 8/15/29	23,182	26,963
		165,213
Whole Loans — 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 2.317% FRN 8/25/33 (a)	2,024,000	2,024,811
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.817% FRN 10/25/50 (a)	1,236,000	1,243,933
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	1,415,341	1,420,097
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 9/25/31 (a)	63,431	63,573
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (a)	434,632	434,917
		5,187,331

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,322,703)		5,352,544

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Note
8.000% 11/15/21 (e)	$1,720,000	$1,804,756

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,804,756

TOTAL BONDS & NOTES (Cost $388,392,326)		393,261,146

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $609,046)		579,851

TOTAL LONG-TERM INVESTMENTS (Cost $389,001,372)		393,840,997

SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper — 0.3%
National Grid Holdings
0.172% 4/28/21 (a)	1,000,000	999,863

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	3,602,981	3,602,981

TOTAL SHORT-TERM INVESTMENTS (Cost $4,602,854)		4,602,844

TOTAL INVESTMENTS — 100.6% (Cost $393,604,226) (g)		398,443,841

Other Assets/(Liabilities) — (0.6)%		(2,187,868)

NET ASSETS — 100.0%		$396,255,973

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $254,841,898 or 64.31% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $2,399,967 or 0.61% of net assets.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)

Maturity value of $3,602,981. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,675,132.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	71.4%
Cayman Islands	10.8%
Bermuda	2.0%
United Kingdom	1.6%
Netherlands	1.5%
Canada	1.4%
Mexico	1.3%
Luxembourg	1.3%
Ireland	1.2%
India	0.8%
Indonesia	0.8%
France	0.8%
Switzerland	0.7%
Hong Kong	0.4%
Germany	0.4%
Sweden	0.4%
Panama	0.4%
Spain	0.4%
Saudi Arabia	0.3%
Peru	0.3%
United Arab Emirates	0.3%
China	0.3%
Denmark	0.3%
Australia	0.3%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$46,320	$39,994	$6,326

Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$533,531	$569,052	$(35,521)
									$579,851	$609,046	$(29,195)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/21/21	337	$45,269,655	$(1,143,717)

Short
U.S. Treasury Ultra 10 Year	6/21/21	122	$(18,145,927)	$616,052
U.S. Treasury Note 2 Year	6/30/21	220	(48,596,278)	36,434
U.S. Treasury Note 5 Year	6/30/21	1,368	(170,788,984)	1,979,921
90 Day Eurodollar	9/13/21	8	(1,951,273)	(44,927)
90 Day Eurodollar	3/14/22	7	(1,706,840)	(39,048)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(32,045)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(24,517)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(25,398)
90 Day Eurodollar	12/16/24	19	(4,618,124)	(43,051)
				$2,423,421

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.6%
CORPORATE DEBT — 0.5%
Real Estate Investment Trusts (REITS) — 0.5%
SBA Tower Trust
3.168% 4/09/47 (a)	$1,819,000	$1,822,189

TOTAL CORPORATE DEBT (Cost $1,434,576)		1,822,189

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.7%
Auto Floor Plan Asset-Backed Securities — 2.0%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, 1 mo. USD LIBOR + .640% 0.749% FRN 5/25/24 (a)	2,800,000	2,801,792
Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 0.859% FRN 5/25/24 (a)	3,159,000	3,160,161
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.059% FRN 5/25/24 (a)	1,611,000	1,610,882
		7,572,835
Automobile Asset-Backed Securities — 5.1%
American Credit Acceptance Receivables Trust, Series 2018-3, Class C
3.750% 10/15/24 (a)	540,246	540,966
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	322,000	329,475
Series 2016-1A, Class C, 4.940% 6/20/22 (a)	575,000	578,013
CarMax Auto Owner Trust, Series 2017-2, Class D
3.390% 10/16/23	2,650,000	2,664,949
Exeter Automobile Receivables Trust, Series 2020-2A, Class A
1.130% 8/15/23 (a)	271,482	272,059
Hertz Vehicle Financing II LP
Series 2016-4A, Class B, 3.290% 7/25/22 (a)	2,000,000	1,994,726
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,430,000	2,419,998
Series 2019-1A, Class B, 4.100% 3/25/23 (a)	2,000,000	2,011,204
Series 2017-2A, Class C, 5.310% 10/25/23 (a)	1,750,000	1,751,616

	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	$358,834	$361,405
OSCAR US Funding Trust
Series 2019-2A, Class A2, 2.490% 8/10/22 (a)	1,318,215	1,322,079
Series 2018-2A, Class A3, 3.390% 9/12/22 (a)	1,155,884	1,161,977
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620% 5/15/23	2,094,554	2,095,814
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.336% FRN 2/15/23	1,729,416	1,729,840
		19,234,121
Commercial Mortgage-Backed Securities — 3.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	1,150,000	1,142,817
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.706% FRN 12/15/36 (a)	1,197,573	1,196,077
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	1,449,000	1,448,999
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	2,304,252	2,302,095
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.856% FRN 12/15/37 (a)	250,836	250,914
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.706% FRN 5/15/36 (a)	6,000,000	6,003,755
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.106% FRN 6/15/32 (a)	554,205	554,205
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	389,000	388,879
		13,287,741

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 3.7%
ABFC Trust, Series 2005-WF1, Class M1, 1 mo. USD LIBOR + .540%
0.649% FRN 11/25/34	$2,049,574	$2,040,858
Centex Home Equity Loan Trust
Series 2006-A, Class M1, 1 mo. USD LIBOR + .300% 0.409% FRN 6/25/36	1,375,905	1,360,774
Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.829% FRN 10/25/35	2,654,865	2,647,893
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.724% FRN 4/25/36	3,595,377	3,560,693
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A5, 1 mo. USD LIBOR + .480%
0.589% FRN 5/25/36	1,217,546	1,214,801
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585%
0.694% FRN 12/25/35	3,009,339	2,987,548
		13,812,567
Other Asset-Backed Securities — 26.8%
321 Henderson Receivables LLC
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 6/15/41 (a)	645,529	629,426
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 9/15/41 (a)	77,576	76,062
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 3/15/42 (a)	395,891	382,800
Affirm Asset Securitization Trust
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	5,076,309	5,117,713
Series 2020-A, Class A, 2.100% 2/18/25 (a)	7,757,000	7,838,556
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,976,179	2,002,937
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
1.091% FRN 1/15/28 (a)	1,300,733	1,300,823
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.256% FRN 6/15/28 (a)	920,000	920,282

	Principal Amount	Value
Avant Loans Funding Trust, Series 2019-B, Class A
2.720% 10/15/26 (a)	$178,040	$178,283
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.318% FRN 4/25/26 (a)	15,508	15,512
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.113% FRN 1/18/29 (a)	1,877,537	1,877,584
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.514% FRN 8/25/36	4,765,617	4,724,515
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	810,000	808,795
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.269% FRN 11/25/36	1,108,144	1,085,306
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.829% FRN 10/25/35	1,336,045	1,328,935
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	5,245,602	5,236,990
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.369% FRN 3/25/37	572,277	562,718
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.208% FRN 6/15/36 (a)	4,276,221	4,276,191
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.458% FRN 6/15/36 (a)	1,520,000	1,519,045
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.658% FRN 6/15/36 (a)	2,110,000	2,094,185
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (a)	995,314	995,474
Lendmark Funding Trust
Series 2019-2A, Class A, 2.780% 4/20/28 (a)	3,655,000	3,754,412
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	410,000	417,531
Series 2018-2A, Class A, 4.230% 4/20/27 (a)	1,200,000	1,225,784

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
0.789% FRN 1/25/46	$557,910	$551,749
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
1.274% FRN 11/15/28 (a)	3,000,000	3,000,852
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	6,800,000	6,892,861
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	2,404,869	2,423,232
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	1,356,070	1,363,737
Series 2019-4A, Class B, 2.950% 12/17/29 (a)	2,250,000	2,298,411
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	1,634,872	1,647,601
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	2,052,533	2,064,866
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	2,015,000	2,056,437
Series 2018-3A, Class B, 3.860% 9/15/28 (a)	68,377	68,460
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (a)	1,275,594	1,275,650
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1, Class DT1
3.011% 8/15/53 (a)	1,510,000	1,518,500
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	281,157	288,588
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	965,000	964,999
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
1.035% FRN 10/26/27 (a)	612,252	612,300
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.300% 3/14/29 (a)	3,646,856	3,661,041
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	564,381	569,782

	Principal Amount	Value
PFS Financing Corp., Series 2019-B, Class B, 1 mo. USD LIBOR + .800%
0.906% FRN 9/15/23 (a)	$1,100,000	$1,100,813
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,535,000	2,576,724
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	270,000	269,677
RAMP Series Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270%
0.379% FRN 10/25/36	2,824,171	2,799,771
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,650,727	1,674,094
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	454,685	466,481
Series 2018-1A, Class B, 4.036% 4/20/35	476,510	489,464
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	414,089	416,655
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	291,756	300,794
SoFi Consumer Loan Program Trust
Series 2017-4, Class A, 2.500% 5/26/26 (a)	14,589	14,608
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	144,633	144,849
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	942,912	944,449
Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	1,086,844	1,089,828
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.844% FRN 3/25/35	1,871,270	1,862,592
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.279% FRN 1/25/37	536,034	524,955
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.754% FRN 2/25/36	613,000	603,280
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.836% FRN 3/15/22 (a)	1,340,000	1,339,644
Series 2018-1A, Class A2, 3.730% 3/15/22 (a)	1,000,000	1,013,387

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Upstart Securitization Trust
Series 2020-3, Class A, 1.702% 11/20/30 (a)	$3,267,299	$3,293,345
Series 2018-2, Class C, 5.494% 12/22/25 (a)	814,006	822,059
Verizon Owner Trust., Series 2018-1A, Class A1A
2.820% 9/20/22 (a)	120,217	120,417
		101,496,811
Student Loans Asset-Backed Securities — 8.0%
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2
1.603% 6/25/42	1,050,000	1,031,054
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.351% FRN 3/28/68	2,139,882	2,097,654
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.731% FRN 1/15/37	298,283	267,262
Commonbond Student Loan Trust
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 1.009% FRN 1/25/47 (a)	967,244	968,337
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	587,000	586,701
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	21,255	20,774
DRB Prime Student Loan Trust
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 0.959% FRN 5/27/42 (a)	922,274	922,697
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.109% FRN 4/25/40 (a)	162,367	160,901
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	322,645	318,614
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
1.609% FRN 12/25/58 (a)	750,000	747,251
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.868% FRN 8/25/42 (a)	1,100,193	1,092,690
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.888% FRN 8/25/48 (a)	179,293	180,053

	Principal Amount	Value
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.569% FRN 6/28/39 (a)	$273,814	$254,105
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.981% FRN 9/27/38	1,221,188	1,222,102
Laurel Road Prime Student Loan Trust
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 0.659% FRN 11/25/42 (a)	82,427	79,780
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	371,549	362,694
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	2,144,133	2,189,834
Navient Student Loan Trust
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.259% FRN 3/25/66 (a)	1,435,326	1,452,352
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.659% FRN 7/25/68 (a)	2,550,000	2,552,537
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.859% FRN 12/26/40 (a)	96,740	97,139
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.357% FRN 3/23/37	523,365	446,388
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/25/38	380,656	331,417
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.451% FRN 6/25/41	238,463	211,269
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.568% FRN 10/25/40	608,356	552,334
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/41 (a)	295,000	293,924
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.414% FRN 12/15/39	302,078	269,417
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.464% FRN 3/15/40	1,008,758	915,199
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.358% FRN 10/25/28	1,157,773	1,151,592

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/25/70	$198,263	$181,368
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	242,454	223,783
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.438% FRN 1/25/41	288,820	261,657
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.528% FRN 1/25/55	257,825	241,254
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.688% FRN 10/25/64	199,311	188,725
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.834% FRN 12/15/38	230,765	211,777
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 0.976% FRN 7/15/36 (a)	1,551,675	1,562,283
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.256% FRN 5/15/26 (a)	361,373	361,774
SoFi Alternative Trust, Series 2019-C, Class PT,
2.322% VRN 1/25/45 (a) (b)	1,029,140	1,094,562
SoFi Professional Loan Program LLC
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	403,753	404,972
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	2,575,493	2,606,498
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	2,067,331	2,147,595
		30,262,319
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	515,111	520,236
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	4,831,515	4,922,908
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.068% FRN 8/25/49 (a)	1,954,587	1,958,242
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	656,447	666,954
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A3, 3.047% VRN 10/25/59 (a) (b)	2,743,935	2,745,377

	Principal Amount	Value
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	$418,890	$417,947
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1 mo. USD LIBOR + .480%
0.589% FRN 7/25/35	1,662,715	1,656,664
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	17,875	17,899
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	82,342	82,871
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	30,318	30,375
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%
1.059% FRN 2/25/60 (a)	1,218,120	1,219,964
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.729% FRN 11/25/35	504,925	499,925
Sequoia Mortgage Trust, Series 2018-3, Class A4,
3.500% VRN 3/25/48 (a) (b)	36,539	36,623
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	5,700,000	5,701,893
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	1,043,657	1,062,515
Verus Securitization Trust
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	1,220,407	1,245,090
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (a) (b)	2,200,373	2,236,411
		25,021,894

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $210,112,437)		210,688,288

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.8%
Whole Loans — 9.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + .650% 0.667% FRN 1/25/51 (a)	1,697,000	1,695,970
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.917% FRN 12/25/50 (a)	1,745,014	1,746,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.059% FRN 12/25/30 (a)	$1,800,000	$1,798,495
Series 2020-DNA5, Class M1, SOFR30A + 1.300% 1.317% FRN 10/25/50 (a)	912,988	914,015
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.609% FRN 8/25/50 (a)	726,949	727,305
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.209% FRN 9/25/48 (a)	1,800,000	1,806,398
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.259% FRN 12/25/30 (a)	4,710,500	4,741,740
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.817% FRN 10/25/50 (a)	1,525,000	1,534,788
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	1,029,788	1,033,249
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.109% FRN 7/25/39 (a)	7,476,500	7,483,611
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 9/25/31 (a)	8,649,632	8,668,977
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (a)	4,884,824	4,888,036
		37,038,801

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $37,099,096)		37,038,801

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds & Notes — 20.6%
U.S. Treasury Inflation Index
0.125% 10/15/24	2,854,348	3,086,598
0.125% 4/15/25	1,012,560	1,095,879
0.125% 10/15/25	5,544,000	6,037,005
0.125% 7/15/26	2,695,091	2,943,861
0.125% 1/15/30	3,049,710	3,295,652
0.125% 7/15/30	459,050	497,567
0.125% 1/15/31	9,645,408	10,371,451
0.125% 2/15/51	401,836	401,899
0.250% 1/15/25	2,650,200	2,877,279
0.250% 7/15/29	4,524,518	4,972,905

	Principal Amount	Value
0.250% 2/15/50	$1,424,234	$1,477,587
0.375% 7/15/23	1,123,880	1,203,605
0.375% 7/15/25 (c)	3,143,265	3,461,459
0.500% 4/15/24	1,088,871	1,180,000
0.500% 1/15/28	1,484,462	1,651,812
0.625% 4/15/23	547,539	582,766
0.625% 1/15/24	2,241,860	2,429,878
0.625% 1/15/26	2,531,679	2,813,872
0.625% 2/15/43	1,137,600	1,279,400
0.750% 7/15/28	2,469,422	2,813,308
0.750% 2/15/42	1,273,239	1,465,294
0.750% 2/15/45	1,543,859	1,776,554
0.875% 1/15/29	3,728,952	4,271,471
0.875% 2/15/47	1,029,316	1,232,063
1.000% 2/15/46	551,915	672,086
1.000% 2/15/49	1,668,221	2,074,980
1.375% 2/15/44	1,178,342	1,531,591
2.000% 1/15/26	1,449,536	1,712,406
2.125% 2/15/40	605,040	864,155
2.125% 2/15/41	967,399	1,393,754
2.375% 1/15/25	971,278	1,137,628
3.625% 4/15/28	1,495,799	2,012,901
3.875% 4/15/29	2,466,019	3,458,447
		78,077,113

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,904,308)		78,077,113

TOTAL BONDS & NOTES (Cost $324,550,417)		327,626,391

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,137,772)		1,120,468

TOTAL LONG-TERM INVESTMENTS (Cost $325,688,189)		328,746,859

SHORT-TERM INVESTMENTS — 15.0%
Commercial Paper — 14.7%
Amcor Flexibles North American
0.203% 4/29/21 (a)	1,000,000	999,856
AT&T, Inc.
0.407% 12/15/21 (a)	5,000,000	4,988,885
BAT International Finance PLC
0.335% 4/22/21	1,000,000	999,896
0.355% 4/22/21	2,000,000	1,999,793

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
E.I. du Point Nemours & Co.
0.244% 5/17/21 (a)	$2,000,000	$1,999,457
Ei Dupont
0.325% 12/08/21	1,000,000	997,543
0.325% 12/08/21	2,500,000	2,493,857
Enbridge (us), Inc.
0.356% 9/15/21 (a)	5,000,000	4,992,720
Entergy Corp.
0.386% 5/17/21 (a)	5,000,000	4,998,427
Fidelity National Information Services, Inc.
0.315% 5/27/21 (a)	2,000,000	1,999,287
Holcim US Finance SARL & Cie
0.223% 4/23/21 (a)	4,000,000	3,999,563
Intercontinental Exchange, Inc.
0.406% , 6/08/21 (a)	3,000,000	2,998,188
0.406% , 6/29/21 (a)	2,000,000	1,998,322
PPG Industries, Inc.
0.427% 8/02/21	5,000,000	4,995,126
Rogers Communications, Inc.
0.458% 8/25/21 (a)	4,000,000	3,995,134
Schlumberger Holdings
0.407% 7/29/21 (a)	2,000,000	1,999,233
Walt Disney Co.
0.305% 9/24/21 (a)	2,000,000	1,997,453
0.356% 7/16/21 (a)	2,000,000	1,998,627
Waste Management, Inc.
0.458% 9/15/21 (a)	5,000,000	4,993,887
		55,445,254
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	1,187,731	1,187,731

TOTAL SHORT-TERM INVESTMENTS (Cost $56,615,375)		56,632,985

TOTAL INVESTMENTS — 101.9% (Cost $382,303,564) (e)		385,379,844

Other Assets/(Liabilities) — (1.9)%		(7,109,196)

NET ASSETS — 100.0%		$378,270,648

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $246,711,021 or 65.22% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)

Maturity value of $1,187,731. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,211,518.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,219,750	$70,623	$60,978	$9,645

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$705,385	$709,401	$(4,016)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	344,460	367,393	(22,933)
									1,049,845	1,076,794	(26,949)
									$1,120,468	$1,137,772	$(17,304)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	5	$803,065	$(30,096)
U.S. Treasury Note 2 Year	6/30/21	100	22,081,990	(9,334)
U.S. Treasury Note 5 Year	6/30/21	26	3,214,699	(6,340)
				$(45,770)
Short
U.S. Treasury Ultra 10 Year	6/21/21	61	$(8,819,755)	$54,817
U.S. Treasury Ultra Bond	6/21/21	3	(543,271)	(385)
				$54,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	12/24/22	USD	2,000,000	$29,759	$—	$29,759
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	8/28/23	USD	1,500,000	45,736	—	45,736
1.880%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	8/28/25	USD	2,000,000	86,149	—	86,149
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	12/24/23	USD	4,500,000	89,767	—	89,767
2.295%	Maturity	U.S. Consumer Price Index	Maturity	JPMorgan Chase Bank N.A.*	1/26/26	USD	12,000,000	182,717	—	182,717
								$434,128	$—	$434,128

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC*	5/28/21	59,085,890	$458,932	$—	$458,932
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	4/30/21	49,195,793	(167,645)	—	(167,645)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/30/21	43,111,313	(774,218)	—	(774,218)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/21	20,095,298	(37,774)	—	(37,774)
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/21	49,463,384	(168,557)	—	(168,557)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/30/21	28,111,313	$(504,840)	$—	$(504,840)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/21	41,122,701	(77,299)	—	(77,299)
							$(1,271,401)	$—	$(1,271,401)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%
CORPORATE DEBT — 37.8%
Aerospace & Defense — 0.7%
BAE Systems PLC
1.900% 2/15/31 (a)	$775,000	$724,065
The Boeing Co.
1.433% 2/04/24	6,770,000	6,781,916
Raytheon Technologies Corp.
4.500% 6/01/42	1,375,000	1,635,600
		9,141,581
Agriculture — 0.6%
BAT Capital Corp.
2.259% 3/25/28	930,000	914,939
4.700% 4/02/27	1,175,000	1,321,977
4.758% 9/06/49	805,000	824,731
Imperial Brands Finance PLC
3.500% 7/26/26 (a)	1,675,000	1,788,984
3.875% 7/26/29 (a)	1,842,000	1,957,418
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	1,205,314
		8,013,363
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,258,000	1,339,590
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,221,456	1,219,135
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	422,810	427,596
		2,986,321
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,790,000	1,819,052
4.140% 2/15/23	2,355,000	2,433,657
General Motors Co.
4.200% 10/01/27	1,290,000	1,414,962
5.150% 4/01/38	785,000	897,097
6.800% 10/01/27	1,995,000	2,473,654
		9,038,422
Banks — 5.8%
Associated Banc-Corp.
4.250% 1/15/25	2,580,000	2,778,777
Banco Santander SA
2.958% 3/25/31	2,000,000	1,986,856
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	1,730,000	1,724,262

	Principal Amount	Value
4.183% 11/25/27	$1,380,000	$1,533,906
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,277,114
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	691,058
6.110% 1/29/37	1,275,000	1,685,960
7.750% 5/14/38	1,055,000	1,616,371
The Bank of Nova Scotia
4.500% 12/16/25	1,885,000	2,129,763
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,550,000	3,554,650
Barclays Bank PLC
10.179% 6/12/21 (a)	5,444,000	5,537,480
Barclays PLC
4.337% 1/10/28	1,600,000	1,774,739
BPCE SA
SOFR + 1.520% 1.652% VRN 10/06/26 (a)	2,860,000	2,852,127
4.625% 7/11/24 (a)	1,600,000	1,764,504
Citigroup, Inc.
4.450% 9/29/27	1,075,000	1,210,616
6.000% 10/31/33	510,000	658,578
6.625% 6/15/32	500,000	661,393
8.125% 7/15/39	225,000	368,680
Credit Suisse AG
6.500% 8/08/23 (a)	3,806,000	4,185,648
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	3,275,000	3,493,115
First Republic Bank
4.375% 8/01/46	4,530,000	5,180,562
Fulton Financial Corp.
3.600% 3/16/22	215,000	221,016
The Goldman Sachs Group, Inc.
4.250% 10/21/25	375,000	418,595
5.950% 1/15/27	1,333,000	1,610,607
6.250% 2/01/41	440,000	619,969
6.750% 10/01/37	1,065,000	1,498,161
HSBC Holdings PLC
4.250% 3/14/24	2,041,000	2,218,641
4.250% 8/18/25	1,739,000	1,911,210
ING Groep NV SOFR + .920%
1.726% VRN 4/01/27 (c)	1,521,000	1,518,819
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,373,021
5.600% 7/15/41	1,225,000	1,633,762
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a) (c)	3,585,000	3,580,519

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
4.350% 9/08/26	$3,925,000	$4,436,723
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	2,892,000	3,304,110
Valley National Bancorp
5.125% 9/27/23	1,710,000	1,865,087
Wells Fargo & Co.
5.375% 11/02/43	851,000	1,061,828
5.606% 1/15/44	620,000	795,535
		74,733,762
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	4,975,000	5,892,493
Molson Coors Beverage Co.
4.200% 7/15/46	1,689,000	1,754,466
5.000% 5/01/42	350,000	402,699
		8,049,658
Chemicals — 0.9%
DuPont de Nemours, Inc.
5.319% 11/15/38	2,075,000	2,601,028
Nutrition & Biosciences, Inc.
1.832% 10/15/27 (a)	980,000	957,652
Syngenta Finance NV
4.441% 4/24/23 (a)	2,400,000	2,514,250
Yara International ASA
3.148% 6/04/30 (a)	500,000	514,478
4.750% 6/01/28 (a)	3,932,000	4,476,453
		11,063,861
Computers — 0.8%
Apple, Inc.
2.650% 5/11/50	955,000	865,329
Dell International LLC/ EMC Corp.
6.020% 6/15/26 (a)	3,164,000	3,744,112
8.100% 7/15/36 (a)	450,000	658,714
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	2,295,000	2,352,223
Leidos, Inc.
2.300% 2/15/31 (a)	1,575,000	1,485,792
4.375% 5/15/30 (a)	785,000	872,637
		9,978,807
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	1,840,000	1,979,034
6.500% 7/15/25	885,000	1,031,341

	Principal Amount	Value
Aircastle Ltd.
4.400% 9/25/23	$3,835,000	$4,084,159
Antares Holdings LP
3.950% 7/15/26 (a)	1,215,000	1,224,761
6.000% 8/15/23 (a)	3,935,000	4,126,744
8.500% 5/18/25 (a)	1,185,000	1,383,836
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,536,084
Aviation Capital Group LLC
1.950% 1/30/26 (a)	1,625,000	1,582,544
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,740,000	1,724,862
Brookfield Finance, Inc.
4.350% 4/15/30	4,185,000	4,721,195
4.850% 3/29/29	2,168,000	2,503,850
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	790,000	905,431
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,852,328	1,776,383
Lazard Group LLC
3.625% 3/01/27	1,209,000	1,302,373
4.500% 9/19/28	2,055,000	2,316,895
LeasePlan Corp. NV
2.875% 10/24/24 (a)	1,930,000	2,028,981
Legg Mason, Inc.
5.625% 1/15/44	1,346,000	1,753,786
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	2,225,000	2,323,678
5.250% 8/15/22 (a)	6,015,000	6,314,506
		45,620,443
Electric — 1.2%
Appalachian Power Co.
4.500% 3/01/49	1,500,000	1,701,719
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	708,762
CMS Energy Corp.
4.700% 3/31/43	655,000	742,717
4.875% 3/01/44	700,000	827,620
Duke Energy Progress, Inc.
6.125% 9/15/33	37,000	47,414
Entergy Arkansas LLC
2.650% 6/15/51	2,290,000	2,018,713
FirstEnergy Transmission LLC
4.550% 4/01/49 (a)	1,180,000	1,240,924
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (a)	1,505,000	1,597,181

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ITC Holdings Corp.
2.950% 5/14/30 (a)	$1,220,000	$1,242,718
Nevada Power Co.
6.650% 4/01/36	1,000,000	1,401,799
Oncor Electric Delivery Co.
7.500% 9/01/38	130,000	198,945
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	976,656
PPL Capital Funding, Inc.
4.000% 9/15/47	1,050,000	1,125,301
Tampa Electric Co.
2.400% 3/15/31	1,735,000	1,722,518
		15,552,987
Food — 0.3%
Flowers Foods, Inc.
2.400% 3/15/31	905,000	882,112
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	1,027,059
Mars, Inc.
3.950% 4/01/49 (a)	1,135,000	1,274,575
Smithfield Foods, Inc.
3.000% 10/15/30 (a)	1,208,000	1,201,344
		4,385,090
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,986,631
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,573,994
Piedmont Natural Gas Co., Inc.
2.500% 3/15/31	2,525,000	2,496,690
		6,057,315
Health Care – Services — 0.2%
Advocate Health & Hospitals Corp.
3.829% 8/15/28	960,000	1,066,616
City of Hope
4.378% 8/15/48	1,275,000	1,489,970
		2,556,586
Insurance — 5.1%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,970,000	5,255,775
American International Group, Inc.
4.500% 7/16/44	1,200,000	1,355,172
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	4,174,000	4,654,010
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,332,346

	Principal Amount	Value
Arch Capital Group US, Inc.
5.144% 11/01/43	$500,000	$612,254
Athene Global Funding
2.500% 1/14/25 (a)	1,765,000	1,827,691
Athene Holding Ltd.
6.150% 4/03/30	5,470,000	6,663,873
AXIS Specialty Finance LLC
3.900% 7/15/29	1,505,000	1,616,285
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,711,750
AXIS Specialty Finance PLC
4.000% 12/06/27	2,760,000	3,089,772
Brighthouse Financial, Inc.
3.700% 6/22/27	1,069,000	1,130,345
4.700% 6/22/47	1,525,000	1,560,811
5.625% 5/15/30	3,207,000	3,748,775
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	3,226,045
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	2,289,955
GA Global Funding Trust
1.625% 1/15/26 (a)	1,755,000	1,751,973
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,230,000	1,337,625
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	1,285,519
New York Life Insurance Co.
3.750% 5/15/50 (a)	695,000	729,439
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	480,000	485,376
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,392,855
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	3,380,000	3,860,118
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	686,295
Reinsurance Group of America, Inc.
3.150% 6/15/30	1,590,000	1,643,473
RenaissanceRe Finance, Inc.
3.450% 7/01/27	2,450,000	2,645,024
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	1,148,889
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,476,823
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,010,000	1,030,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Willis North America, Inc.
2.950% 9/15/29	$1,200,000	$1,238,327
XLIT Ltd.
4.450% 3/31/25	1,640,000	1,826,087
		65,612,882
Internet — 0.1%
Amazon.com, Inc.
4.050% 8/22/47	1,055,000	1,222,555
Investment Companies — 1.5%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	2,212,289
4.200% 6/10/24	2,100,000	2,264,092
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,215,000	4,469,105
4.125% 8/11/22	2,810,000	2,906,013
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,139,170
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	1,305,000	1,293,573
3.875% 11/01/24	4,505,000	4,726,558
		19,010,800
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,550,000	1,843,725
6.875% 11/21/36	825,000	1,096,479
		2,940,204
Lodging — 0.1%
Marriott International, Inc. /MD
2.850% 4/15/31	1,470,000	1,444,531
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC
3.875% 10/15/21	2,870,000	2,918,576
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	718,210
6.484% 10/23/45	1,905,000	2,474,459
Comcast Corp.
3.400% 7/15/46	1,450,000	1,487,651
3.450% 2/01/50	675,000	694,215
3.969% 11/01/47	660,000	736,352
4.750% 3/01/44	925,000	1,133,908
Discovery Communications LLC
4.000% 9/15/55 (a)	1,186,000	1,163,647
4.650% 5/15/50	705,000	775,193
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	875,793

	Principal Amount	Value
ViacomCBS, Inc.
4.200% 5/19/32	$1,131,000	$1,267,752
4.950% 1/15/31	1,324,000	1,565,037
The Walt Disney Co.
3.600% 1/13/51	1,990,000	2,099,672
		14,991,889
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,730,000	2,927,138
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	1,042,805
Glencore Funding LLC
3.875% 10/27/27 (a)	950,000	1,042,150
4.625% 4/29/24 (a)	4,085,000	4,497,159
Teck Resources Ltd.
6.000% 8/15/40	1,075,000	1,288,065
		7,870,179
Miscellaneous - Manufacturing — 0.0%
General Electric Co.
6.875% 1/10/39	429,000	601,687
Oil & Gas — 2.7%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	3,775,000	3,993,195
Cenovus Energy, Inc.
4.250% 4/15/27	1,475,000	1,594,441
6.750% 11/15/39	1,176,000	1,463,871
Devon Energy Corp.
5.600% 7/15/41	1,075,000	1,237,510
5.850% 12/15/25	2,055,000	2,394,360
EQT Corp.
3.900% 10/01/27	5,620,000	5,737,599
Marathon Petroleum Corp.
4.500% 4/01/48	495,000	522,555
4.750% 9/15/44	625,000	691,478
6.500% 3/01/41	1,060,000	1,406,228
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,304,750
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	2,058,287
5.625% 7/01/24	1,200,000	1,319,086
5.750% 1/30/22	2,110,000	2,179,102
Ovintiv, Inc.
6.500% 2/01/38	530,000	640,840
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,060,000	1,930,666

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos
5.350% 2/12/28	$1,925,000	$1,871,870
6.375% 1/23/45	640,000	531,200
6.500% 3/13/27	295,000	308,275
6.625% 6/15/38	202,000	183,414
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,580,000	2,777,065
		34,145,792
Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,444,981
NOV Inc
3.600% 12/01/29	2,155,000	2,165,879
3.950% 12/01/42	1,778,000	1,620,293
		5,231,153
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050% 11/21/39	1,345,000	1,501,492
4.700% 5/14/45	1,465,000	1,737,969
Bristol-Myers Squibb Co.
4.350% 11/15/47	1,150,000	1,361,531
Cigna Corp.
4.800% 7/15/46	1,105,000	1,320,811
CVS Health Corp.
4.300% 3/25/28	748,000	849,204
5.050% 3/25/48	370,000	452,801
6.125% 9/15/39	895,000	1,164,368
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,753,190	2,020,010
McKesson Corp.
4.883% 3/15/44	800,000	941,580
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60	1,300,000	1,243,316
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	2,053,245
Viatris, Inc.
2.700% 6/22/30 (a)	1,650,000	1,630,974
		16,277,301
Pipelines — 2.2%
Energy Transfer Operating LP
4.200% 4/15/27	2,425,000	2,641,420
6.125% 12/15/45	1,385,000	1,581,420
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,148,052
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	2,905,754
4.850% 7/15/26	996,000	962,166

	Principal Amount	Value
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	$2,550,000	$2,541,685
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,120,000	1,122,054
EQM Midstream Partners LP
4.750% 7/15/23	2,870,000	2,977,625
MPLX LP
4.500% 4/15/38	1,115,000	1,213,206
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	3,550,000	3,550,000
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	2,104,530
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,597,827
4.700% 6/15/44	1,525,000	1,450,148
6.650% 1/15/37	475,000	554,631
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	500,000	525,017
		27,875,535
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	2,029,100
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,404,364
Hercules Capital, Inc.
4.625% 10/23/22	3,220,000	3,278,020
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	908,057
		7,619,541
Real Estate Investment Trusts (REITS) — 2.5%
Agree LP
2.900% 10/01/30	615,000	618,970
American Tower Trust #1
3.652% 3/15/48 (a)	1,810,000	1,959,222
Highwoods Realty LP
4.125% 3/15/28	625,000	675,897
Host Hotels & Resorts LP
3.500% 9/15/30	2,756,000	2,757,485
Kimco Realty Corp.
4.125% 12/01/46	855,000	902,924
4.450% 9/01/47	1,055,000	1,167,266
SBA Tower Trust
1.884% 7/15/50 (a)	1,936,000	1,958,680

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Service Properties Trust
4.500% 6/15/23	$953,000	$968,115
4.950% 10/01/29	1,445,000	1,376,362
Spirit Realty LP
2.700% 2/15/32	715,000	678,758
3.200% 1/15/27	2,455,000	2,562,496
3.400% 1/15/30	490,000	507,842
4.000% 7/15/29	2,405,000	2,603,397
4.450% 9/15/26	298,000	330,420
STORE Capital Corp.
2.750% 11/18/30	565,000	552,757
4.625% 3/15/29	2,177,000	2,421,192
Tanger Properties LP
3.875% 12/01/23	1,777,000	1,862,990
VEREIT Operating Partnership LP
2.850% 12/15/32	265,000	256,415
3.100% 12/15/29	3,615,000	3,690,261
3.400% 1/15/28	710,000	748,174
WEA Finance LLC
2.875% 1/15/27 (a)	1,770,000	1,758,490
WP Carey, Inc.
4.250% 10/01/26	1,036,000	1,162,758
		31,520,871
Retail — 0.6%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	3,375,000	3,612,128
O’Reilly Automotive, Inc.
4.200% 4/01/30	1,205,000	1,350,791
Starbucks Corp.
2.550% 11/15/30	2,205,000	2,207,741
		7,170,660
Semiconductors — 0.4%
Broadcom, Inc.
2.450% 2/15/31 (a)	3,485,000	3,293,073
KLA Corp.
3.300% 3/01/50	2,240,000	2,144,654
		5,437,727
Software — 0.4%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,600,000	1,636,247
Microsoft Corp.
2.921% 3/17/52	2,560,000	2,496,247
Oracle Corp.
3.600% 4/01/50	1,215,000	1,176,941
		5,309,435
Telecommunications — 1.3%
AT&T, Inc.
1.650% 2/01/28	895,000	865,456

	Principal Amount	Value
3.500% 9/15/53 (a)	$2,083,000	$1,915,729
3.550% 9/15/55 (a)	6,775,000	6,186,761
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,949,006
Qwest Corp
6.750% 12/01/21	908,000	938,645
Telefonica Emisiones SAU
4.665% 3/06/38	1,040,000	1,175,998
Verizon Communications, Inc.
2.550% 3/21/31	1,000,000	997,333
2.875% 11/20/50	1,000,000	885,822
2.987% 10/30/56 (a)	1,414,000	1,243,678
		16,158,428
Transportation — 0.2%
Canadian Pacific Railway Co.
2.050% 3/05/30	852,000	822,507
CSX Corp.
4.750% 11/15/48	820,000	982,832
Norfolk Southern Corp.
4.050% 8/15/52	1,180,000	1,287,108
		3,092,447

TOTAL CORPORATE DEBT (Cost $466,008,450)		486,557,527

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	3,050,000	3,681,837

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,248,766)		3,681,837

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.9%
Automobile Asset-Backed Securities — 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,577,000	1,613,611
Carvana Auto Receivables Trust
Series 2021-P1, Class D, 1.820% 12/10/27	2,302,000	2,284,218
Series 2019-4A, Class D, 3.070% 7/15/25 (a)	2,109,000	2,189,667
Hertz Vehicle Financing II LP, Series 2019-3A, Class C
3.430% 12/26/25 (a)	2,971,400	2,961,030

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	$2,383,000	$2,539,296
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,408,000	1,449,414
		13,037,236
Commercial Mortgage-Backed Securities — 6.7%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (d)	4,140,000	4,302,449
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.456% FRN 9/15/34 (a)	760,000	754,360
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (d)	3,165,000	2,883,162
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	917,000	1,025,936
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	927,646
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	684,276	777,562
Series 2018-BN14, Class B, 4.577% VRN 9/15/60 (d)	2,500,000	2,813,853
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,200,000	2,330,680
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,590,000	1,607,868
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,220,000	1,178,085
Benchmark Mortgage Trust
Series 2021-B23, Class AS, 2.274% 2/15/54	2,620,000	2,521,661
Series 2021-B23, Class 360A, 2.759% VRN 2/15/54 (a) (d)	3,150,000	3,092,479
Series 2021-B23, Class 360B, 2.759% VRN 2/15/54 (a) (d)	4,800,000	4,581,856
Series 2019-B14, Class AS, 3.352% 12/15/62	3,650,000	3,959,692
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	1,850,000	1,838,445
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	2,142,000	2,141,999

	Principal Amount	Value
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.906% FRN 10/15/36 (a)	$2,022,099	$2,020,835
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	2,458,496	2,456,195
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.856% FRN 12/15/37 (a)	1,104,426	1,104,768
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (d)	1,256,000	1,236,572
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (d)	1,961,000	1,846,476
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,272,227
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.206% FRN 11/15/37 (a)	4,423,457	4,428,980
Commercial Mortgage Pass-Through Certificates
Series 2020-CX, Class B, 2.446% 11/10/46 (a)	1,395,000	1,370,066
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,291,786
Series 2015-CR23, Class C, 4.293% VRN 5/10/48 (d)	1,050,000	1,117,683
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.256% FRN 5/15/36 (a)	750,000	750,470
GS Mortgage Securities Trust
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (d)	1,357,000	1,431,605
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	816,319
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (d)	2,900,000	2,855,698
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	2,800,000	2,993,773
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.173% VRN 10/15/50 (d)	2,900,000	3,051,810

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	$1,730,000	$1,729,460
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.856% FRN 3/15/38 (a)	2,549,000	2,553,078
Manhattan West Mortgage Trust, Series 2020-1MW, Class B,
2.335% VRN 9/10/39 (a) (d)	2,799,000	2,807,349
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,211,789
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,278,000	1,294,593
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	595,000	586,325
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	1,220,000	1,150,991
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,743,013
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	740,000	839,685
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	825,000	826,204
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,670,786
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,400,000	1,573,470
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	434,422
		86,204,161
Other Asset-Backed Securities — 17.5%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	2,698,254	2,845,773
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,879,772	1,876,484
Series 2019-1, Class A, 3.844% 5/15/39 (a)	864,067	857,288
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	237,820	239,738
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	2,275,835	2,437,787

	Principal Amount	Value
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
2.041% FRN 7/15/31 (a)	$500,000	$501,055
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850%
3.091% FRN 7/15/32 (a)	1,000,000	1,001,250
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
1.924% FRN 10/20/31 (a)	2,610,000	2,610,031
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
2.474% FRN 10/20/31 (a)	1,400,000	1,400,108
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.471% FRN 11/27/31 (a)	2,384,880	2,386,721
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.841% FRN 1/15/28 (a)	1,000,000	1,000,205
Ballyrock CLO 2019-2 Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.332% FRN 11/20/30 (a)	800,000	788,962
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.314% FRN 4/20/31 (a)	1,920,000	1,916,721
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.191% FRN 10/15/32 (a)	750,000	751,677
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
2.041% FRN 7/15/32 (a)	2,750,000	2,753,135
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	415,330	416,436
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	4,570,000	4,556,087
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	885,005	895,731
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,622,000	1,623,181

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.611% FRN 10/15/32 (a)	$600,000	$602,103
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.991% FRN 10/15/32 (a)	400,000	400,454
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	575,649	593,093
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,011,327	1,025,260
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	492,486	503,625
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	880,341	935,475
Carlyle Global Market Strategies CLO Ltd.
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 2.024% FRN 1/20/31 (a)	1,080,000	1,080,217
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.069% FRN 7/28/28 (a)	310,000	302,124
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	2,711,446	2,705,683
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	2,719,127	2,724,599
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.341% FRN 1/15/31 (a)	1,200,000	1,200,346
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.204% FRN 4/20/31 (a)	1,000,000	1,000,004
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	670,928	681,976
CIFC Funding Ltd.
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.403% FRN 11/16/30 (a)	2,100,000	2,100,328
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.941% FRN 7/15/32 (a)	800,000	801,501
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.424% FRN 10/20/30 (a)	2,120,000	2,120,430

	Principal Amount	Value
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (a)	$1,982,750	$1,982,688
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.498% FRN 10/23/31 (a)	1,298,592	1,298,688
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,907,945	2,052,578
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,376,100	1,454,327
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,476,025	1,544,188
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	649,900	698,434
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,590,625	3,788,589
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
2.094% FRN 5/15/32 (a)	1,700,000	1,700,809
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 10/15/30 (a)	1,700,000	1,700,192
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 3.041% FRN 10/15/30 (a)	400,000	401,261
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150% 1.000% FRN 4/20/34 (a) (c)	3,500,000	3,500,000
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.674% FRN 4/20/31 (a)	3,500,000	3,500,669
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.191% FRN 10/15/32 (a)	1,300,000	1,303,904
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.481% FRN 4/15/33 (a)	1,000,000	1,003,982
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	205,686	208,722
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.094% FRN 11/16/32 (a)	1,300,000	1,302,877

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.894% FRN 11/16/32 (a)	$250,000	$250,344
Global Container Assets Ltd., Series 2015-1A, Class A2
3.450% 2/05/30 (a)	465,305	465,575
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
2.924% FRN 10/20/32 (a)	500,000	501,169
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	3,470,119	3,519,430
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,394,992	1,420,253
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	653,023	676,424
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,398,362	1,467,128
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,748,293	1,879,021
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (a)	1,411,924	1,497,477
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	716,895	736,218
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	742,773	776,212
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	226,715	233,277
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	721,234	750,979
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	182,345	188,049
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,324,572	1,452,646
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 2.073% FRN 7/18/31 (a)	1,700,000	1,687,935
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 2.391% FRN 10/15/30 (a)	1,000,000	1,000,028
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,518,591	1,516,791
Series 2018-1, Class A, 4.458% 12/15/38 (a)	1,100,374	1,113,363
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,549,811	3,504,011

	Principal Amount	Value
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.542% FRN 7/22/32 (a)	$800,000	$801,627
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.595% FRN 10/26/32 (a)	900,000	901,922
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (a)	2,941,248	2,929,949
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,500,211	1,658,276
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A
3.870% 3/15/58 (a)	619,546	682,694
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 1.584% FRN 4/20/32 (a)	1,800,000	1,800,164
Series 25, Class B1, 3 mo. USD LIBOR + 2.000% 2.241% FRN 4/15/32 (a)	1,500,000	1,500,231
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,053,633	2,011,017
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	751,771	736,702
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	2,321,272	2,335,071
Madison Park Funding Ltd.,
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (a)	2,090,000	2,090,079
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.423% FRN 10/18/30 (a)	680,000	680,086
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000%
2.188% FRN 1/22/31 (a)	1,750,000	1,746,672
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
2.018% FRN 7/25/31 (a)	2,830,000	2,824,793
Mariner Finance Issuance Trust 2021-A
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,774,276
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	837,927

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	$538,621	$578,939
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	237,674	256,175
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	249,156	271,546
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
1.474% FRN 10/20/30 (a)	1,850,000	1,850,139
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	162,526	167,690
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,500,771
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,190,000	2,224,532
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,600,000	1,632,951
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
2.424% FRN 10/20/30 (a)	1,180,000	1,180,104
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (a)	1,250,000	1,253,329
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.872% FRN 10/22/32 (a)	1,000,000	1,002,473
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.210% 9/14/35 (a)	496,000	498,662
Series 2019-2A, Class A, 3.140% 10/14/36 (a)	10,200,000	10,835,931
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,894,000	1,936,222
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,747,164	1,734,358
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,947,688	2,809,886

	Principal Amount	Value
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	$1,180,000	$1,178,589
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
2.068% FRN 10/25/31 (a)	1,030,000	1,030,195
Renew, Series 2021-1, Class A
2.060% 11/20/56 (a) (c)	2,380,000	2,379,642
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	1,013,566	1,028,404
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	2,145,000	2,121,180
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,371,632	1,414,122
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	797,990	818,368
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (a)	1,135,000	1,137,474
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.489% FRN 8/18/31 (a)	1,660,000	1,606,497
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (a)	3,566,364	3,639,100
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,450,856	1,537,978
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
0.909% FRN 11/25/35 (a)	1,063,342	1,030,124
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	181,196	189,329
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	606,674	650,010
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,815,526	1,968,118
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (a)	1,407,600	1,517,061
TAL Advantage VII LLC, Series 2020-1A, Class A
2.050% 9/20/45 (a)	5,211,250	5,202,772

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (a)	$457,200	$456,564
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.924% FRN 1/20/31 (a)	2,440,000	2,440,246
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
2.124% FRN 10/20/32 (a)	250,000	250,489
Tif Funding II LLC, Series 2020-1A, Class A
2.090% 8/20/45 (a)	805,163	805,568
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	4,208,709
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,191,904	4,284,495
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,400,305
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	73,394	73,442
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110% 9/20/45 (a)	3,877,875	3,844,283
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (a)	1,702,000	1,671,651
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,360,466	2,512,738
Voya CLO Ltd.
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 1.924% FRN 10/20/31 (a)	1,500,000	1,493,189
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 2.073% FRN 10/17/32 (a)	1,500,000	1,502,655
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,723,640	4,724,733
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,806,376	1,466,912
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	1,804,373	1,772,867
Wendy’s Funding LLC, Series 2015-1A, Class A23
4.497% 6/15/45 (a)	3,024,000	2,914,517

	Principal Amount	Value
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (a)	$315,614	$318,566
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,136,332	1,129,946
		224,479,858
Student Loans Asset-Backed Securities — 6.9%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,701,542
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,536,264
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (d)	875,000	699,584
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.909% FRN 9/25/68 (a)	4,473,719	4,482,834
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,472,068	1,453,676
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000%FRN 2/01/43 (a) (d)	1,300,000	1,200,066
Series 2003-2, Class 2A1, 0.000%FRN 8/01/43 (a) (d)	1,950,000	1,804,943
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.109% FRN 11/25/33 (a)	1,036,407	1,008,300
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (d)	600,000	523,747
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	600,000	534,877
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	533,509
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	434,148
Navient Private Education Loan Trust, Series 2020-IA, Class B
2.950% 4/15/69 (a)	3,080,000	3,090,376
Navient Private Education Refi Loan Trust
Series 2021-BA, Class B, 2.520% 7/15/69 (a)	3,452,000	3,400,920
Series 2020-HA, Class B, 2.780% 1/15/69 (a)	2,425,000	2,410,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	$1,512,000	$1,493,750
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,483,759
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,521,560
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.809% FRN 2/25/70 (a)	2,478,452	2,483,866
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.009% FRN 12/27/67 (a)	3,089,695	3,137,969
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.259% FRN 3/25/66 (a)	3,120,275	3,157,286
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.359% FRN 6/25/65 (a)	2,297,711	2,346,472
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/58	1,200,000	1,208,273
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,668,004
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	755,063
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (a)	251,266	252,456
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 0.859% FRN 9/27/66 (a)	4,500,000	4,497,257
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/50 (a)	975,000	978,217
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 5/26/54 (a)	1,300,000	1,303,189
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 5/26/54 (a)	1,130,000	1,132,472
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/54 (a)	1,100,000	1,103,029
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 1.759% FRN 9/26/67 (a)	3,800,000	3,860,766
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,663,061

	Principal Amount	Value
SLC Student Loan Trust
Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 0.284% FRN 2/15/68	$3,800,000	$3,658,628
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.398% FRN 2/15/45	1,446,459	1,348,244
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	9,078	5,601,832
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	1,701,434	1,570,408
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.528% FRN 1/25/55	1,250,060	1,169,717
SMB Private Education Loan Trust
Series 2020-BA, Class B, 2.760% 7/15/53 (a)	3,431,000	3,364,901
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,740,217
SoFi Alternative Trust, Series 2019-C, Class PT,
2.322% VRN 1/25/45 (a) (d)	4,780,374	5,084,262
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
1.615% FRN 8/01/35	3,025,000	2,909,403
		89,308,899
Whole Loan Collateral Collateralized Mortgage Obligations — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.074% VRN 8/25/34 (d)	72,117	71,076
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (d)	1,188,500	1,209,970
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (d)	1,182,436	1,184,964
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (d)	745,473	754,140
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (d)	909,320	921,656
STAR 2021-1 Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	5,276,328

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (d)	$365,264	$370,558
		9,788,692
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $416,279,317)		422,818,846

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	2,980,000	3,529,035
Mexico Government International Bond
4.500% 4/22/29	1,175,000	1,301,747
4.750% 3/08/44	4,328,000	4,545,093
6.750% 9/27/34	950,000	1,214,822
		10,590,697

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,908,245)		10,590,697

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.5%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	114,220	128,975
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K124, Class A2, 1.658% 12/25/30	4,513,000	4,410,498
Series K125, Class A2, 1.846% 1/25/31	7,869,000	7,819,111
Federal National Mortgage Association ACES (d) Series 2021-M4, Class A2 1.466% 2/25/31	4,428,000	4,235,955
		16,594,539
Pass-Through Securities — 19.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	5,346,590	5,342,459
Pool #RA4255 2.000% 1/01/51	11,219,375	11,224,729
Pool #RA2483 3.500% 6/01/50	11,101,602	11,771,131
Pool #Z40047 4.000% 10/01/41	128,134	140,722
Federal National Mortgage Association
Pool #MA4255 2.000% 2/01/51	3,328,678	3,320,904

	Principal Amount	Value
Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% FRN 5/01/34	$47,954	$49,753
Pool #MA3029 3.000% 6/01/32	3,360,926	3,558,340
Pool #MA3090 3.000% 8/01/32	1,164,785	1,231,383
Pool #AS1304 3.500% 12/01/28	916,011	982,707
Pool #MA1356 3.500% 2/01/43	6,293,728	6,873,911
Pool #CA6096 3.500% 6/01/50	12,839,634	13,678,180
Pool #FM4017 3.500% 8/01/50	926,347	977,003
Pool #CA1909 4.500% 6/01/48	4,696,435	5,122,975
Pool #AD6437 5.000% 6/01/40	355,538	409,560
Pool #AD6996 5.000% 7/01/40	2,160,046	2,488,255
Pool #AL8173 5.000% 2/01/44	932,684	1,072,360
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	31,489	35,636
Pool #781468 6.500% 7/15/32	2,190	2,538
Pool #781496 6.500% 9/15/32	10,584	12,219
Pool #345964 7.000% 11/15/23	414	438
Pool #380866 7.000% 3/15/24	347	369
Pool #781124 7.000% 12/15/29	4,071	4,654
Pool #781319 7.000% 7/15/31	75,532	87,629
Pool #581417 7.000% 7/15/32	10,545	12,022
Pool #565982 7.000% 7/15/32	12,434	14,584
Pool #357262 7.500% 9/15/23	494	522
Pool #441009 8.000% 11/15/26	581	653
Pool #522777 8.000% 12/15/29	4,076	4,679
Pool #523043 8.000% 3/15/30	219	253
Pool #529134 8.000% 3/15/30	1,387	1,630
Pool #477036 8.000% 4/15/30	557	655
Pool #503157 8.000% 4/15/30	12,001	14,118
Pool #528714 8.000% 4/15/30	1,089	1,283
Pool #544640 8.000% 11/15/30	9,364	11,068
Pool #531298 8.500% 8/15/30	782	905
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	6,491,574	6,793,462
Pool #MA6283 3.000% 11/20/49	11,568,988	12,084,404
Pool #MA6409 3.000% 1/20/50	11,802,773	12,317,539
Pool #MA4321 3.500% 3/20/47	6,619,280	7,040,588
Government National Mortgage Association II TBA
2.500% 6/01/50 (c)	19,500,000	20,101,758
3.000% 8/01/49 (c)	8,575,000	8,925,369
3.500% 6/01/49 (c)	18,830,000	19,865,650
Uniform Mortgage Backed Securities TBA
2.000% 1/01/36 (c)	15,795,000	16,204,683
2.500% 7/01/50 (c)	12,775,000	13,099,365
3.000% 6/01/49 (c)	48,150,000	50,139,948

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 3/01/49 (c)	$15,450,000	$16,317,856
4.000% 2/01/48 (c)	4,900,000	5,258,313
		256,599,162
Whole Loans — 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.459% FRN 3/25/29	44,129	44,149
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	3,855,527	3,868,483
		3,912,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $278,388,544)		277,106,333

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds & Notes — 5.7%
U.S. Treasury Bond
2.250% 8/15/49 (e)	18,100,000	17,450,898
3.500% 2/15/39 (e)	19,700,000	23,552,398
U.S. Treasury Note
0.375% 4/30/25	33,200,000	32,772,862
		73,776,158

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,992,305)		73,776,158

TOTAL BONDS & NOTES (Cost $1,253,825,627)		1,274,531,398

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $3,506,056)		3,531,675

TOTAL LONG-TERM INVESTMENTS (Cost $1,257,331,683)		1,278,063,073

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 13.3%
Commercial Paper — 12.6%
AT&T, Inc.
0.387% 11/17/21 (a)	$5,000,000	$4,990,824
0.407% 12/15/21 (a)	15,000,000	14,966,654
BAT International Finance
0.335% 4/22/21 (a)	10,000,000	9,998,967
EI Dupont
0.325% 12/08/21 (a)	9,420,000	9,396,855
Entergy Corp.
0.386% 5/17/21 (a)	10,000,000	9,996,854
Fidelity National Information Services, Inc.
0.315% 5/27/21 (a)	3,000,000	2,998,931
Holcim US Finance SARL & Cie
0.223% 4/23/21 (a)	10,000,000	9,998,907
Intercontinental Exchange, Inc.
0.366% 6/03/21 (a)	5,000,000	4,997,245
0.376% 6/29/21	3,000,000	2,997,483
0.406% 5/11/21 (a)	3,200,000	3,198,954
0.406% 6/08/21 (a)	5,000,000	4,996,980
0.427% 6/29/21	3,000,000	2,997,483
Mondelez International, Inc.
0.122% 4/07/21 (a)	7,000,000	6,999,796
Nasdaq, Inc.
0.294% 6/08/21 (a)	7,000,000	6,995,666
OGE Energy Corp.
0.284% 5/26/21 (a)	5,000,000	4,998,266
PPG Industries, Inc.
0.427% 8/02/21	10,000,000	9,990,252
Rogers Communications, Inc.
0.458% 8/25/21 (a)	10,000,000	9,987,832
Suncor Energy, Inc.
0.304% 4/26/21 (a)	2,000,000	1,999,747
Telus Corp.
0.305% 6/16/21 (a)	7,000,000	6,996,392
VW Credit, Inc.
0.213% 4/06/21 (a)	3,000,000	2,999,925
0.356% 2/11/22 (a)	10,000,000	9,968,300
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,996,703
0.458% 9/15/21 (a)	15,000,000	14,981,660
		162,450,676

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	$8,453,994	$8,453,994

TOTAL SHORT-TERM INVESTMENTS (Cost $170,863,948)		170,904,670

TOTAL INVESTMENTS — 112.6% (Cost $1,428,195,631) (g)		1,448,967,743

Other Assets/(Liabilities) — (12.6)%		(162,666,106)

NET ASSETS — 100.0%		$1,286,301,637

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $644,778,777 or 50.13% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)

Maturity value of $8,453,994. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $8,623,124.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.3%
Cayman Islands	7.8%
United Kingdom	1.8%
Canada	1.5%
Mexico	1.2%
Bermuda	1.1%
Netherlands	0.6%
Norway	0.4%
France	0.4%
Switzerland	0.3%
Ireland	0.3%
Israel	0.3%
Colombia	0.3%
Finland	0.3%
Spain	0.2%
Saudi Arabia	0.2%
Luxembourg	0.2%
Japan	0.1%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,551,000	$321,403	$277,507	$43,896

Put
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$3,210,272	$3,228,549	$(18,277)
									$3,531,675	$3,506,056	$25,619

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	85	$13,652,715	$(512,246)
U.S. Treasury Ultra Bond	6/21/21	318	60,536,268	(2,908,705)
U.S. Treasury Note 2 Year	6/30/21	788	174,067,564	(135,033)
U.S. Treasury Note 5 Year	6/30/21	123	15,350,497	(172,489)
				$(3,728,473)
Short
U.S. Treasury Ultra 10 Year	6/21/21	200	$(29,330,315)	$592,815
90 Day Eurodollar	9/13/21	21	(5,122,093)	(117,932)
90 Day Eurodollar	3/14/22	19	(4,632,850)	(105,988)
90 Day Eurodollar	9/19/22	17	(4,143,481)	(90,794)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(68,646)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(68,938)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(113,291)
				$27,226

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%
COMMON STOCK — 0.1%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$—
Energy — 0.1%
Oil & Gas — 0.1%
Tourmaline Oil Corp.	4,408	83,902
Tourmaline Oil Corp. (Escrow Shares) (a) (b)	38,151	30,358

TOTAL COMMON STOCK (Cost $78,834)		114,260

PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc.
4.300% (d)	45,600	1,135,440
Selective Insurance Group, Inc.
4.600% (d)	18,825	469,684

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,605,124

TOTAL EQUITIES (Cost $1,689,459)		1,719,384
	Principal Amount
BONDS & NOTES — 95.5%
CORPORATE DEBT — 46.1%
Aerospace & Defense — 1.1%
BAE Systems PLC
3.000% 9/15/50 (e)	$230,000	208,644
The Boeing Co.
2.196% 2/04/26	1,305,000	1,300,405
TransDigm, Inc.
5.500% 11/15/27	250,000	258,437
6.250% 3/15/26 (e)	500,000	529,950
6.375% 6/15/26	225,000	232,594
		2,530,030
Agriculture — 0.7%
BAT Capital Corp.
2.259% 3/25/28	320,000	314,818
4.700% 4/02/27	200,000	225,017
4.758% 9/06/49	165,000	169,044
Imperial Brands Finance PLC
3.500% 7/26/26 (e)	300,000	320,415

	Principal Amount	Value
3.875% 7/26/29 (e)	$320,000	$340,051
Reynolds American, Inc.
5.850% 8/15/45	150,000	176,388
		1,545,733
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	77,580	78,458
Auto Manufacturers — 1.0%
Ford Motor Co.
7.450% 7/16/31	270,000	340,424
Ford Motor Credit Co. LLC
3.087% 1/09/23	310,000	315,031
4.140% 2/15/23	285,000	294,519
General Motors Co.
4.200% 10/01/27	215,000	235,827
5.150% 4/01/38	230,000	262,844
5.200% 4/01/45	225,000	257,701
6.800% 10/01/27	335,000	415,376
		2,121,722
Banks — 5.1%
Associated Banc-Corp.
4.250% 1/15/25	413,000	444,820
Banco General SA
4.125% 8/07/27 (e)	260,000	277,228
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	300,000	299,005
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	224,734
6.110% 1/29/37	190,000	251,241
7.750% 5/14/38	125,000	191,513
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (d)	575,000	575,753
Barclays Bank PLC
10.179% 6/12/21 (e)	800,000	813,737
Barclays PLC
4.375% 9/11/24	200,000	218,165
Citigroup, Inc.
4.600% 3/09/26	295,000	332,885
5.250% 3/07/25	500,000	563,125
5.875% 1/30/42	100,000	135,414
6.000% 10/31/33	85,000	109,763
Credit Suisse AG
6.500% 8/08/23 (e)	575,000	632,356
First Republic Bank
4.375% 8/01/46	510,000	583,242

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fulton Financial Corp.
3.600% 3/16/22	$35,000	$35,979
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	361,960
5.950% 1/15/27	170,000	205,404
6.250% 2/01/41	35,000	49,316
6.750% 10/01/37	165,000	232,109
HSBC Holdings PLC
4.250% 3/14/24	200,000	217,407
4.250% 8/18/25	477,000	524,236
6.500% 9/15/37	125,000	166,009
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (d)	510,000	517,650
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	239,007
4.950% 6/01/45	170,000	210,978
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (e) (f)	1,225,000	1,223,469
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832%
4.500% VRN (d) (e)	685,000	711,318
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (d) (e)	405,000	462,713
SVB Financial Group 10 year CMT + 3.064%
4.100% VRN (d)	210,000	211,313
Valley National Bancorp
5.125% 9/27/23	110,000	119,976
Wells Fargo & Co.
5.606% 1/15/44	105,000	134,728
		11,276,553
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	291,612
8.200% 1/15/39	250,000	399,173
Bacardi Ltd.
5.150% 5/15/38 (e)	200,000	238,704
Molson Coors Beverage Co.
4.200% 7/15/46	191,000	198,403
5.000% 5/01/42	135,000	155,327
		1,283,219
Building Materials — 0.4%
Standard Industries, Inc.
4.375% 7/15/30 (e)	200,000	201,800

	Principal Amount	Value
4.750% 1/15/28 (e)	$151,000	$156,527
5.000% 2/15/27 (e)	490,000	510,825
		869,152
Chemicals — 1.2%
Alpek SAB de CV
3.250% 2/25/31 (e)	560,000	553,840
CF Industries, Inc.
4.950% 6/01/43	200,000	229,066
5.375% 3/15/44	128,000	151,840
DuPont de Nemours, Inc.
5.319% 11/15/38	345,000	432,460
Syngenta Finance NV
4.892% 4/24/25 (e)	500,000	535,062
Yara International ASA
4.750% 6/01/28 (e)	690,000	785,542
		2,687,810
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (e)	50,000	71,954
Computers — 1.1%
Dell International LLC/ EMC Corp.
6.020% 6/15/26 (e)	375,000	443,755
8.100% 7/15/36 (e)	100,000	146,381
8.350% 7/15/46 (e)	275,000	417,440
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	435,000	445,846
Leidos, Inc.
2.300% 2/15/31 (e)	90,000	84,902
4.375% 5/15/30 (e)	135,000	150,071
5.500% 7/01/33	226,000	267,668
Lenovo Group Ltd.
3.421% 11/02/30 (e)	495,000	496,891
		2,452,954
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (e)	600,000	583,500
Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	315,000	338,802
6.500% 7/15/25	285,000	332,127
Air Lease Corp.
2.875% 1/15/26	950,000	985,320
5 year CMT + 4.076% 4.650% VRN (d)	580,000	571,300
Aircastle Ltd.
4.125% 5/01/24	200,000	211,244
4.400% 9/25/23	275,000	292,867

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 4/01/23	$350,000	$373,035
Alliance Data Systems Corp.
7.000% 1/15/26 (e)	200,000	214,040
Ally Financial, Inc.
8.000% 11/01/31	651,000	906,005
Antares Holdings LP
6.000% 8/15/23 (e)	790,000	828,495
8.500% 5/18/25 (e)	330,000	385,372
Ares Finance Co. LLC
4.000% 10/08/24 (e)	375,000	399,593
Aviation Capital Group LLC
1.950% 1/30/26 (e)	270,000	262,946
Avolon Holdings Funding Ltd.
4.375% 5/01/26 (e)	205,000	214,213
5.125% 10/01/23 (e)	325,000	346,442
BGC Partners, Inc.
4.375% 12/15/25	585,000	622,620
Brookfield Finance, Inc.
4.350% 4/15/30	405,000	456,890
4.850% 3/29/29	208,000	240,222
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	230,000	263,607
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	638,918	612,722
Lazard Group LLC
3.625% 3/01/27	196,000	211,137
4.375% 3/11/29	200,000	222,715
4.500% 9/19/28	275,000	310,047
LeasePlan Corp. NV
2.875% 10/24/24 (e)	330,000	346,924
Legg Mason, Inc.
5.625% 1/15/44	235,000	306,196
OneMain Finance Corp.
4.000% 9/15/30	220,000	213,950
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (e)	250,000	261,087
5.250% 8/15/22 (e)	415,000	435,664
		11,165,582
Electric — 1.3%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	159,122
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	210,583
CMS Energy Corp.
4.700% 3/31/43	115,000	130,401
4.875% 3/01/44	180,000	212,817

	Principal Amount	Value
Elwood Energy LLC
8.159% 7/05/26	$138,074	$148,775
Enel Finance International NV
6.000% 10/07/39 (e)	175,000	232,511
Entergy Louisiana LLC
4.950% 1/15/45	110,000	119,239
FirstEnergy Transmission LLC
4.550% 4/01/49 (e)	195,000	205,068
Indianapolis Power & Light Co.
4.050% 5/01/46 (e)	110,000	118,143
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (e)	200,000	212,250
ITC Holdings Corp.
2.950% 5/14/30 (e)	210,000	213,910
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	339,089
4.300% 3/15/45	195,000	188,840
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	133,588
Xcel Energy, Inc.
6.500% 7/01/36	270,000	381,463
		3,005,799
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (e)	77,000	79,972
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125% 10/01/29 (e)	382,000	390,977
		470,949
Food — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
4.625% 1/15/27 (e)	521,000	539,988
Flowers Foods, Inc.
2.400% 3/15/31	150,000	146,206
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (e)	700,000	774,722
Smithfield Foods, Inc.
3.000% 10/15/30 (e)	206,000	204,865
		1,665,781
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	343,947
Health Care – Services — 0.9%
Centene Corp.
4.625% 12/15/29	153,000	165,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DaVita, Inc.
4.625% 6/01/30 (e)	$368,000	$374,311
HCA, Inc.
3.500% 9/01/30	1,064,000	1,076,284
5.375% 2/01/25	350,000	390,430
		2,006,618
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (e)	35,000	34,765
5.250% 12/15/27 (e)	227,000	237,498
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (e)	500,000	550,775
		823,038
Insurance — 5.4%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	676,800
American International Group, Inc.
4.750% 4/01/48	95,000	112,821
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	841,825
AmTrust Financial Services, Inc.
6.125% 8/15/23	765,000	765,415
Arch Capital Group US, Inc.
5.144% 11/01/43	80,000	97,961
Athene Global Funding
2.500% 1/14/25 (e)	300,000	310,656
Athene Holding Ltd.
4.125% 1/12/28	309,000	336,359
6.150% 4/03/30	595,000	724,864
AXIS Specialty Finance LLC
3.900% 7/15/29	375,000	402,729
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	502,250
AXIS Specialty Finance PLC
4.000% 12/06/27	210,000	235,091
Brighthouse Financial, Inc.
4.700% 6/22/47	500,000	511,741
5.625% 5/15/30	485,000	566,934
CNO Financial Group, Inc.
5.250% 5/30/29	666,000	767,064
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	825,000	866,250
Enstar Group Ltd.
4.500% 3/10/22	495,000	509,937
4.950% 6/01/29	575,000	642,305

	Principal Amount	Value
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (d)	$505,000	$534,037
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (d)	735,000	799,312
MetLife Capital Trust IV
7.875% 12/15/67 (e)	325,000	451,669
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	220,000	222,464
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	214,285
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	399,716
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (e)	175,000	196,152
USF&G Capital I
8.500% 12/15/45 (e)	95,000	138,225
XLIT Ltd.
5.500% 3/31/45	200,000	254,077
		12,080,939
Internet — 0.6%
Amazon.com, Inc.
4.050% 8/22/47	260,000	301,293
Expedia Group, Inc.
2.950% 3/15/31 (e)	660,000	650,329
Netflix, Inc.
4.875% 6/15/30 (e)	166,000	191,156
Prosus NV
3.680% 1/21/30 (e)	220,000	226,922
		1,369,700
Investment Companies — 1.5%
Ares Capital Corp.
2.150% 7/15/26	560,000	544,563
4.200% 6/10/24	525,000	566,023
BlackRock TCP Capital Corp.
3.900% 8/23/24	170,000	180,249
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	190,676
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	500,000	519,217
6.750% 2/01/24	200,000	204,000
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	310,000	307,286
3.875% 11/01/24	770,000	807,869
		3,319,883

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.3%
Vale Overseas Ltd.
6.250% 8/10/26	$470,000	$559,065
6.875% 11/21/36	150,000	199,360
		758,425
Lodging — 0.3%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	540,534
Marriott International, Inc. /MD
2.850% 4/15/31	240,000	235,842
		776,376
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (e)	250,000	264,413
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	143,642
Comcast Corp.
3.450% 2/01/50	145,000	149,128
4.600% 8/15/45	400,000	482,299
CSC Holdings LLC
4.625% 12/01/30 (e)	250,000	245,904
5.750% 1/15/30 (e)	200,000	210,649
Discovery Communications LLC
4.000% 9/15/55 (e)	235,000	230,571
4.650% 5/15/50	55,000	60,476
DISH DBS Corp.
7.375% 7/01/28	500,000	524,525
Grupo Televisa SAB
6.625% 3/18/25	275,000	325,805
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	266,563
6.750% 6/15/39	115,000	153,765
ViacomCBS, Inc.
4.200% 5/19/32	180,000	201,764
4.950% 1/15/31	220,000	260,052
VTR Finance NV
6.375% 7/15/28 (e)	900,000	972,000
The Walt Disney Co.
3.600% 1/13/51	345,000	364,013
6.650% 11/15/37	200,000	292,392
		5,147,961
Mining — 1.1%
First Quantum Minerals Ltd.
6.875% 3/01/26 (e)	1,000,000	1,035,000

	Principal Amount	Value
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (e)	$149,000	$181,304
Glencore Funding LLC
3.875% 10/27/27 (e)	260,000	285,220
4.625% 4/29/24 (e)	200,000	220,179
Perenti Finance Pty Ltd.
6.500% 10/07/25 (e)	325,000	343,347
Teck Resources Ltd.
5.200% 3/01/42	97,000	106,247
6.250% 7/15/41	143,000	175,630
		2,346,927
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	12,000	12,875
6.875% 1/10/39	72,000	100,982
		113,857
Office & Business Equipment — 0.1%
CDW LLC / CDW Finance Corp.
4.250% 4/01/28	206,000	213,210
Oil & Gas — 3.1%
Antero Resources Corp.
7.625% 2/01/29 (e)	150,000	159,750
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	905,000	957,309
Cenovus Energy, Inc.
4.250% 4/15/27	350,000	378,342
6.750% 11/15/39	175,000	217,838
Continental Resources, Inc.
5.000% 9/15/22	50,000	50,040
Devon Energy Corp.
5.000% 6/15/45	289,000	315,024
EQT Corp.
3.900% 10/01/27	860,000	877,995
7.625% STEP 2/01/25	380,000	437,336
Marathon Petroleum Corp.
4.500% 4/01/48	85,000	89,732
6.500% 3/01/41	175,000	232,160
Occidental Petroleum Corp.
2.900% 8/15/24	187,000	184,926
5.875% 9/01/25	300,000	319,875
6.375% 9/01/28	300,000	329,282
6.600% 3/15/46	235,000	249,688
6.950% 7/01/24	177,000	194,220
Ovintiv Exploration, Inc.
5.750% 1/30/22	93,000	96,046
Ovintiv, Inc.
6.500% 2/01/38	160,000	193,461

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.950% 2/01/28	$350,000	$328,026
5.150% 11/15/29	615,000	610,951
Petroleos Mexicanos
5.350% 2/12/28	190,000	184,756
6.375% 1/23/45	35,000	29,050
6.500% 3/13/27	65,000	67,925
6.625% 6/15/38	51,000	46,307
Saudi Arabian Oil Co.
4.250% 4/16/39 (e)	385,000	414,407
		6,964,446
Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	220,000	244,535
NOV, Inc.
3.600% 12/01/29	275,000	276,388
3.950% 12/01/42	314,000	286,149
		807,072
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (e)	49,000	49,763
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.700% 5/14/45	350,000	415,214
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	400,000	443,200
Bausch Health Cos., Inc.
5.250% 1/30/30 (e)	250,000	251,003
6.125% 4/15/25 (e)	113,000	115,848
7.000% 3/15/24 (e)	103,000	105,369
Bristol-Myers Squibb Co.
4.350% 11/15/47	205,000	242,708
Cigna Corp.
4.800% 7/15/46	185,000	221,131
CVS Health Corp.
5.050% 3/25/48	115,000	140,735
6.125% 9/15/39	25,000	32,524
CVS Pass-Through Trust
5.926% 1/10/34 (e)	182,624	210,418
7.507% 1/10/32 (e)	13,439	16,809
McKesson Corp.
4.883% 3/15/44	70,000	82,388
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	488,000	518,842
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60	235,000	224,753

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$350,000	$410,649
Viatris, Inc.
2.700% 6/22/30 (e)	280,000	276,771
		3,708,362
Pipelines — 2.3%
Energy Transfer Operating LP
4.200% 4/15/27	320,000	348,559
4.750% 1/15/26	200,000	221,979
6.125% 12/15/45	280,000	319,709
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	740,000	603,248
5 year CMT + 5.134% 6.750% VRN (d)	270,000	257,850
EnLink Midstream Partners LP
4.150% 6/01/25	339,000	331,444
4.850% 7/15/26	154,000	148,769
3 mo. USD LIBOR + 4.110% 6.000% VRN (d)	375,000	232,500
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570%
5.375% VRN 2/15/78	200,000	200,367
EQM Midstream Partners LP
4.750% 7/15/23	375,000	389,062
MPLX LP
4.500% 4/15/38	195,000	212,175
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	850,000	850,000
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	269,697
4.700% 6/15/44	260,000	247,238
6.650% 1/15/37	175,000	204,338
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	175,000	183,756
		5,020,691
Private Equity — 0.7%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (e)	325,000	334,750
Hercules Capital, Inc.
4.625% 10/23/22	945,000	962,027
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (e)	160,000	157,923
		1,454,700
Real Estate Investment Trusts (REITS) — 2.1%
Agree LP
2.900% 10/01/30	110,000	110,710

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ESH Hospitality, Inc.
4.625% 10/01/27 (e)	$363,000	$383,923
Host Hotels & Resorts LP
3.500% 9/15/30	476,000	476,257
Iron Mountain, Inc.
5.250% 7/15/30 (e)	250,000	257,950
Kimco Realty Corp.
4.450% 9/01/47	250,000	276,604
Service Properties Trust
4.950% 10/01/29	590,000	561,975
Spirit Realty LP
2.700% 2/15/32	120,000	113,917
3.200% 1/15/27	220,000	229,633
3.400% 1/15/30	325,000	336,834
4.000% 7/15/29	385,000	416,760
4.450% 9/15/26	59,000	65,419
STORE Capital Corp.
4.625% 3/15/29	250,000	278,042
Tanger Properties LP
3.750% 12/01/24	430,000	458,414
Ventas Realty LP
5.700% 9/30/43	85,000	104,843
VEREIT Operating Partnership LP
2.850% 12/15/32	20,000	19,352
3.100% 12/15/29	460,000	469,577
3.400% 1/15/28	105,000	110,646
		4,670,856
Retail — 0.7%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (e)	280,000	299,673
Nordstrom, Inc.
4.250% 8/01/31 (e) (f)	440,000	439,628
O’Reilly Automotive, Inc.
4.200% 4/01/30	210,000	235,407
Penske Automotive Group, Inc.
5.500% 5/15/26	500,000	514,525
		1,489,233
Semiconductors — 0.2%
Broadcom, Inc.
3.500% 2/15/41 (e)	240,000	228,466
KLA Corp.
3.300% 3/01/50	190,000	181,913
		410,379
Software — 0.3%
CDK Global, Inc.
5.250% 5/15/29 (e)	256,000	274,642
Oracle Corp.
3.600% 4/01/50	210,000	203,422

	Principal Amount	Value
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (e)	$237,000	$244,844
		722,908
Telecommunications — 2.2%
AT&T, Inc.
3.500% 9/15/53 (e)	617,000	567,453
3.550% 9/15/55 (e)	814,000	743,325
CommScope, Inc.
8.250% 3/01/27 (e)	850,000	909,500
Empresa Nacional de Telecomunicaciones SA
4.875% 10/30/24 (e)	200,000	214,765
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	491,996
Qwest Corp
6.750% 12/01/21	156,000	161,265
Sprint Capital Corp.
6.875% 11/15/28	500,000	630,485
8.750% 3/15/32	141,000	208,504
T-Mobile USA, Inc.
5.375% 4/15/27	165,000	174,916
Telefonica Emisiones SAU
4.665% 3/06/38	335,000	378,807
Verizon Communications, Inc.
2.875% 11/20/50	160,000	141,732
2.987% 10/30/56 (e)	223,000	196,139
		4,818,887
Transportation — 0.5%
Canadian Pacific Railway Co.
2.050% 3/05/30	144,000	139,015
CSX Corp.
4.750% 11/15/48	145,000	173,794
Kenan Advantage Group, Inc.
7.875% 7/31/23 (e)	720,000	718,200
		1,031,009

TOTAL CORPORATE DEBT (Cost $97,435,087)		102,258,383

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.3%
Automobile Asset-Backed Securities — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (e)	222,000	227,154
Hertz Vehicle Financing II LP
Series 2018-1A, Class B, 3.600% 2/25/24 (e)	650,000	648,629

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2A, Class C, 4.260% 5/25/25 (e)	$730,000	$728,521
Series 2017-2A, Class C, 5.310% 10/25/23 (e)	100,000	100,092
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class C, 4.190% 11/14/28 (e)	888,000	956,364
Series 2019-1A, Class D, 4.680% 4/14/31 (e)	422,000	464,648
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (e)	957,000	985,149
		4,110,557
Commercial Mortgage-Backed Securities — 7.6%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (e) (g)	530,000	513,422
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.456% FRN 9/15/34 (e)	150,000	148,887
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (e) (g)	440,000	417,060
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (e) (g)	540,000	464,807
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (g)	500,000	455,476
Series 2019-BN17, Class C, 4.517% VRN 4/15/52 (g)	331,000	357,788
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (e) (g)	400,000	423,760
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (e) (g)	280,000	283,147
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (e) (g)	270,000	260,724
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (e)	900,000	894,379
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (e)	504,000	504,000
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.906% FRN 10/15/36 (e)	353,632	353,411
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (e)	648,012	647,406

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.256% FRN 12/15/37 (e)	$572,453	$572,452
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (e) (g)	225,000	221,520
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (e) (g)	316,000	297,545
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class C, 3.502% 8/10/56	222,000	224,332
Series 2019-SMRT, Class C, 4.682% 1/10/36 (e)	315,000	341,471
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766%
2.872% FRN 11/15/37 (e)	589,794	590,717
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,485
Series 2015-CR23, Class C, 4.293% VRN 5/10/48 (g)	110,000	117,091
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.706% FRN 5/15/36 (e)	560,000	560,350
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (e) (g)	357,000	343,468
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (e) (g)	622,000	572,707
GB Trust
Series 2020-FLIX, Class C, 1 mo. USD LIBOR + 1.600% 1.706% FRN 8/15/37 (e)	242,000	242,301
Series 2020-FLIX, Class D, 1 mo. USD LIBOR + 2.350% 2.456% FRN 8/15/37 (e)	394,000	394,981
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (e)	599,000	550,965
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (e) (g)	630,000	629,891
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (e) (g)	686,000	654,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.783% VRN 6/05/39 (e) (g)	$553,000	$540,315
JPMBB Commercial Mortgage Securities Trust
Series 2015-C27, Class C, 4.354% VRN 2/15/48 (g)	1,065,400	1,073,841
Series 2014-C21, Class C, 4.655% VRN 8/15/47 (g)	300,000	307,888
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (e)	263,000	262,918
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.856% FRN 3/15/38 (e)	432,000	432,691
Manhattan West
Series 2020-1MW, Class C, 2.335% VRN 9/10/39 (e) (g)	601,000	597,469
Series 2020-1MW, Class D, 2.335% VRN 9/10/39 (e) (g)	440,000	425,954
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (e)	205,000	209,634
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (e) (g)	215,000	217,792
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (e) (g)	213,000	200,952
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C,
3.848% VRN 5/15/48 (g)	140,000	140,115
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class C, 4.885% VRN 8/15/45 (g)	100,000	97,815
Series 2011-C5, Class C, 5.673% VRN 11/15/44 (e) (g)	170,000	171,103
Series 2011-C5, Class D, 5.673% VRN 11/15/44 (e) (g)	115,000	113,268
		16,937,730
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.349% FRN 10/25/34 (e)	44,628	44,288
Other Asset-Backed Securities — 15.7%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (e)	66,624	70,266

	Principal Amount	Value
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39	$1,133,714	$960,592
Affirm Asset Securitization Trust, Series 2021-A, Class D
3.490% 8/15/25 (e)	1,350,000	1,358,363
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
2.041% FRN 7/15/31 (e)	300,000	300,633
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
1.623% FRN 4/17/31 (e)	250,000	250,004
Anchorage Capital CLO Ltd.
Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 1.612% FRN 7/22/32 (e)	500,000	500,421
Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850% 2.074% FRN 7/20/31 (e)	250,000	250,591
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 3.222% FRN 7/22/32 (e)	250,000	250,379
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
1.009% FRN 10/25/34	217,140	213,226
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.968% FRN 1/23/31 (e)	250,000	250,032
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.841% FRN 1/15/28 (e)	250,000	250,051
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.191% FRN 10/15/32 (e)	250,000	250,559
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (e)	369,792	372,207
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (e)	71,824	72,015
Series 2017-1A, Class B, 3.240% 5/25/29 (e)	59,333	59,288
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (e)	145,299	147,060

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1A, Class C, 5.067% 4/15/36 (e)	$400,000	$400,291
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
2.991% FRN 10/15/32 (e)	250,000	250,284
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (e)	91,939	93,205
Series 2020-1A, Class B1, 4.170% 2/15/50 (e)	242,000	254,798
Series 2017-1A, Class A2, 4.180% 4/15/47 (e)	146,724	155,913
CARS-DB4 LP, Series 2020-1A, Class B3
4.950% 2/15/50 (e)	671,000	677,387
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (e)	198,205	197,784
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (e)	122,160	124,172
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.403% FRN 11/16/30 (e)	250,000	250,039
CLI Funding VI LLC, Series 2019-1A, Class B
4.640% 5/18/44 (e)	104,538	105,968
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 1.498% FRN 10/23/31 (e)	349,621	349,647
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 2.018% FRN 10/23/31 (e)	250,000	250,002
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (e)	300,000	297,468
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (e)	321,110	335,191
Series 2019-1A, Class A23, 4.352% 5/20/49 (e)	290,575	312,602
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (e)	247,500	261,570
Series 2018-1A, Class A2I, 4.116% 7/25/48 (e)	263,925	276,113
Series 2017-1A, Class A23, 4.118% 7/25/47 (e)	164,900	177,215
Series 2015-1A, Class A2II, 4.474% 10/25/45 (e)	593,650	626,380

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (e)	$89,393	$88,908
Series 2016-A, Class B, 3.220% 4/25/28 (e)	54,508	54,166
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150% 1.000% FRN 4/20/34 (e) (f)	450,000	450,000
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.674% FRN 4/20/31 (e)	450,000	450,086
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370%
1.611% FRN 10/15/32 (e)	250,000	250,314
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (e)	316,208	282,045
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (e)	29,987	30,429
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
2.924% FRN 10/20/32 (e)	250,000	250,584
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (e)	225,593	229,678
Series 2017-1A, Class A, 3.740% 10/15/52 (e)	120,558	124,878
Series 2019-2A, Class B, 3.860% 10/15/54 (e)	140,737	144,072
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.924% FRN 1/20/31 (e)	280,000	280,053
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (e)	249,163	264,261
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (e)	97,473	100,100
Series 2017-3A, Class A1, 3.190% 9/20/48 (e)	126,223	131,905
Series 2017-2A, Class A1, 3.280% 9/20/48 (e)	48,899	50,315
Series 2016-4A, Class A2, 4.290% 9/20/47 (e)	97,367	101,395
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (e)	225,200	218,109

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (e)	$273,167	$263,779
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (e)	499,624	493,178
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700%
2.922% FRN 7/22/32 (e)	250,000	250,153
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.595% FRN 10/26/32 (e)	250,000	250,534
ITE Rail Fund Levered LP
Series 2021-1A, Class A, 2.250% 2/28/51 (e)	503,816	501,880
Series 2021-2A, Class B, 2.980% 2/28/51 (e)	800,000	800,000
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (e)	138,000	141,772
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
2.318% FRN 4/25/32 (e)	250,000	251,498
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (e)	331,655	320,915
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (e)	370,019	370,565
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050%
2.291% FRN 7/15/32 (e)	250,000	250,321
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550%
2.658% FRN 6/15/36 (e)	450,000	446,627
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (e)	354,856	347,492
Lunar Aircraft Ltd.
Series 2020-1A, Class A, 3.376% 2/15/45 (e)	206,613	202,471
Series 2020-1A, Class B, 4.335% 2/15/45 (e)	133,095	128,566
Series 2020-1A, Class C, 6.413% 2/15/45 (e)	208,384	169,718
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (e)	319,562	310,884

	Principal Amount	Value
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (e)	$950,000	$950,036
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.188% FRN 1/22/31 (e)	300,000	299,429
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
2.018% FRN 7/25/31 (e)	490,000	489,098
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (e)	381,000	382,853
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (e)	41,526	45,258
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
1.474% FRN 10/20/30 (e)	250,000	250,019
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (e)	380,000	385,992
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A4, 3.260% 1/20/51 (e)	485,000	482,634
Series 2020-1A, Class A5, 3.390% 11/20/50 (e)	600,000	612,357
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (e)	250,000	250,666
Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 2.374% FRN 1/20/32 (e)	300,000	300,000
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.450% 9/14/35 (e)	280,000	295,626
Series 2019-2A, Class C, 3.660% 10/14/36 (e)	400,000	417,508
Orange Lake Timeshare Trust, Series 2019-A, Class D
4.930% 4/09/38 (e)	486,571	484,898
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (e)	344,000	351,669
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720%
0.829% FRN 8/25/35	29,047	29,152

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (e)	$341,661	$331,801
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (e)	502,638	479,140
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (e)	210,000	209,749
Renew, Series 2021-1, Class M
3.210% 11/20/56 (e) (f)	250,000	249,966
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
1.902% FRN 5/20/31 (e)	250,000	249,481
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (e)	500,000	499,521
Sierra Receivables Funding LLC
Series 2020-2A, Class C, 3.510% 7/20/37 (e)	113,285	116,655
Series 2019-1A, Class D, 4.750% 1/20/36 (e)	303,123	312,513
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.489% FRN 8/18/31 (e)	490,000	474,207
Store Master Funding I-VII and XIV
Series 2019-1, Class A4, 4.490% 11/20/49 (e)	764,867	756,492
Series 2018-1A, Class A4, 4.740% 10/20/48 (e)	236,600	251,915
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (e)	111,541	119,509
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (e)	287,150	311,284
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (e)	303,025	326,590
Series 2016-1A, Class A23, 4.970% 5/25/46 (e)	423,500	458,834
Textainer Marine Containers VII Ltd., Series 2019-1A, Class B
5.280% 4/20/44 (e)	181,187	189,022
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.924% FRN 1/20/31 (e)	490,000	490,049

	Principal Amount	Value
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
2.124% FRN 10/20/32 (e)	$250,000	$250,489
Tif Funding II LLC, Series 2020-1A, Class A
2.090% 8/20/45 (e)	139,613	139,683
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (e)	700,000	713,859
Series 2018-1A, Class A2, 4.620% 6/17/48 (e)	430,000	435,498
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (e)	300,000	294,651
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (e)	26,542	26,667
Wave USA
4.581% 9/15/44 (e)	608,521	562,630
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (e)	50,424	50,895
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (e)	343,822	340,379
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (e)	218,849	217,619
		34,839,660
Student Loans Asset-Backed Securities — 5.3%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.609% FRN 7/25/58 (e)	130,000	118,885
Brazos Higher Education Authority, Inc.
1.606% 6/25/42	450,000	442,979
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (e)	576,000	573,610
Series 2021-A, Class D, 4.120% 7/25/51 (e)	284,000	282,735
Series 2019-A, Class C, 4.460% 12/28/48 (e)	225,000	229,674
Series 2019-A, Class D, 5.500% 12/28/48 (e)	174,000	179,152
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (e)	56,349	57,797

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (e)	$79,645	$79,869
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (e)	241,984	238,960
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (e)	600,000	591,703
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.638% FRN 8/25/42	590,986	568,956
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%
1.088% FRN 11/25/36	2,892	2,892
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B, 3.330% 5/15/69 (e)	1,003,000	1,002,034
Series 2018-CA, Class B, 4.220% 6/16/42 (e)	530,000	544,883
Navient Student Loan Trust
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.309% FRN 3/25/67 (e)	250,000	239,072
Series 2018-EA, Class B, 4.440% 12/15/59 (e)	140,000	144,807
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.859% FRN 12/26/40 (e)	36,097	36,246
Series 2016-A, Class A1B, 3.600% 12/26/40 (e)	40,434	40,625
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.451% FRN 6/25/41	113,728	100,759
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.109% FRN 11/25/36 (e)	200,000	196,732
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.109% FRN 6/25/42 (e)	150,000	147,459
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.109% FRN 7/26/49 (e)	350,000	335,075
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (g)	145,411	139,948

	Principal Amount	Value
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.559% FRN 2/25/67 (e)	$1,000,000	$958,931
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/41 (e)	100,000	99,635
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/47 (e)	440,000	440,995
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 5/26/54 (e)	100,000	100,245
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,363	841,077
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/27/42	285,492	259,860
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/25/70	154,205	141,064
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	127,608	117,781
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.508% FRN 1/25/44	307,261	283,155
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.518% FRN 1/25/41	383,942	358,706
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.688% FRN 10/25/64	102,978	97,508
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (e)	185,000	180,892
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (e)	500,000	505,276
Series 2017-C, Class C, 4.210% VRN 7/25/40 (e) (g)	180,000	184,875
Series 2017-A, Class C, 4.430% VRN 3/26/40 (e) (g)	170,000	175,232
South Carolina Student Loan Corp.
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 1.609% FRN 1/25/36	77,780	79,365
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.615% FRN 8/01/35	550,000	528,982
		11,648,431

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 0.8%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (e) (g)	$492,000	$494,255
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (e) (g)	260,000	265,066
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.074% VRN 8/25/34 (g)	11,534	11,368
Deephaven Residential Mortgage Trust, Series 2019-3A, Class M1,
3.405% VRN 7/25/59 (e) (g)	800,000	800,340
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (e) (g)	188,504	188,907
		1,759,936

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,792,785)		69,340,602

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond
6.125% 1/18/41	440,000	521,066
Mexico Government International Bond
4.750% 3/08/44	414,000	434,766
6.750% 9/27/34	375,000	479,535
		1,435,367

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,430,910)		1,435,367

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.5%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	6,208	7,010
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K124, Class A2, 1.658% 12/25/30	747,000	730,034
Series K125, Class A2, 1.846% 1/25/31	1,178,000	1,170,531

	Principal Amount	Value
Federal National Mortgage Association ACES (g) Series 2021-M4, Class A2 1.466% 2/25/31	$759,000	$726,082
		2,633,657
Pass-Through Securities — 13.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	569,313	568,873
Pool #RA4255 2.000% 1/01/51	1,186,189	1,186,755
Federal National Mortgage Association
Pool #MA3029 3.000% 6/01/32	475,969	503,927
Pool #MA3090 3.000% 8/01/32	197,421	208,709
Pool #AR3007 3.000% 2/01/43	124,318	131,861
Pool #AS1304 3.500% 12/01/28	125,406	134,537
Pool #MA1356 3.500% 2/01/43	833,667	910,518
Pool #CA6096 3.500% 6/01/50	1,813,853	1,932,314
Pool #FM4017 3.500% 8/01/50	157,676	166,298
Pool #CA1909 4.500% 6/01/48	764,102	833,500
Pool #AD6437 5.000% 6/01/40	46,276	53,308
Pool #AD6996 5.000% 7/01/40	282,246	325,132
Pool #AL8173 5.000% 2/01/44	123,247	141,705
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	547	631
Pool #587280 6.500% 9/15/32	836	949
Pool #550659 6.500% 9/15/35	62,761	73,695
Pool #538689 6.500% 12/15/35	12,567	14,864
Pool #780651 7.000% 10/15/27	594	663
Pool #462384 7.000% 11/15/27	357	399
Pool #482668 7.000% 8/15/28	724	820
Pool #581417 7.000% 7/15/32	642	731
Pool #423836 8.000% 8/15/26	426	474
Pool #444619 8.000% 3/15/27	3,964	4,424
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,091,021	1,141,758
Pool #MA6283 3.000% 11/20/49	1,937,390	2,023,704
Pool #MA6409 3.000% 1/20/50	1,984,150	2,070,687
Pool #MA4321 3.500% 3/20/47	1,172,164	1,246,771
Government National Mortgage Association II TBA
2.500% 6/01/50 (f)	300,000	309,258
3.000% 8/01/49 (f)	2,350,000	2,446,020
3.500% 6/01/49 (f)	480,000	506,400
Uniform Mortgage Backed Securities TBA
2.000% 1/01/36 (f)	2,620,000	2,687,956
2.500% 7/01/50 (f)	2,150,000	2,204,590

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 6/01/49 (f)	$7,600,000	$7,914,094
		29,746,325
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, SOFR + 2.000% 2.017% FRN 12/25/50 (e)	1,000,000	995,632
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.159% FRN 7/25/49 (e)	285,628	284,846
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 2.317% FRN 8/25/33 (e)	418,000	418,167
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 2.209% FRN 6/25/39 (e)	85,569	85,655
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 9/25/31 (e)	66,536	66,684
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (e)	230,789	230,941
		2,081,925

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $34,588,149)		34,461,907

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Bond
2.250% 8/15/49 (h)	2,070,000	1,995,765
3.500% 2/15/39	600,000	717,332

	Principal Amount	Value
U.S. Treasury Note
0.500% 2/28/26	$1,700,000	$1,665,971
		4,379,068

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,617,086)		4,379,068

TOTAL BONDS & NOTES (Cost $206,864,017)		211,875,327

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $710,400)		712,931
	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	4,029

TOTAL WARRANTS (Cost $0)		4,029

TOTAL LONG-TERM INVESTMENTS (Cost $209,263,876)		214,311,671
	Principal Amount
SHORT-TERM INVESTMENTS — 12.3%
Commercial Paper — 10.8%
Amcor Flexibles North Amer
0.193% 4/30/21 (e)	$3,000,000	2,999,551
American Electric Power Co., Inc.
0.203% 4/19/21 (e)	1,000,000	999,912
American Honda Finan
0.254% 6/04/21	3,000,000	2,998,797
At&t, Inc.
0.386% 10/19/21 (e)	1,000,000	998,463
Dominion Resources
0.203% 4/12/21	2,000,000	1,999,896
Ei Dupont
0.213% 5/05/21 (e)	2,000,000	1,999,634
Entergy Corp.
0.233% 5/18/21 (e)	3,000,000	2,999,032
Oge Energy Corp.
0.284% 5/27/21 (e)	3,000,000	2,998,931

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VW Credit, Inc.
0.213% 4/06/21 (e)	$3,000,000	$2,999,925
Walgreens Boots
0.243% 4/20/21 (e)	3,000,000	2,999,672
		23,993,813
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/2021, 0.000%, due 4/01/21 (i)	3,337,204	3,337,204

TOTAL SHORT-TERM INVESTMENTS (Cost $27,329,996)		27,331,017

TOTAL INVESTMENTS — 108.9% (Cost $236,593,872) (j)		241,642,688

Other Assets/(Liabilities) — (8.9)%		(19,748,108)

NET ASSETS — 100.0%		$221,894,580

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $34,387 or 0.02% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Security is perpetual and has no stated maturity date.
(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $116,419,831 or 52.47% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(h)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).

(i)

Maturity value of $3,337,204. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,403,972.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.0%
Cayman Islands	7.0%
Canada	2.1%
United Kingdom	1.8%
Bermuda	1.6%
Netherlands	1.2%
Mexico	1.2%
Israel	0.6%
Ireland	0.4%
Norway	0.4%
United Arab Emirates	0.3%
Switzerland	0.3%
Colombia	0.2%
Hong Kong	0.2%
Finland	0.2%
Luxembourg	0.2%
Saudi Arabia	0.2%
Spain	0.2%
Australia	0.2%
Panama	0.1%
Japan	0.1%
Chile	0.1%
Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annual	USD	800,000	$46,320	$39,994	$6,326

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annual	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$666,611	$670,406	$(3,795)
									$712,931	$710,400	$2,531

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.*	10/01/21	6.32	256,666	USD	256,666	$(5,501)	$(5,544)	$43
USD Call MXN Put	Bank of America N.A.*	10/04/21	22.96	256,666	USD	256,666	(4,091)	(3,881)	(210)
USD Call MXN Put	Barclays Bank PLC*	9/28/21	23.09	256,666	USD	256,666	(3,683)	(4,448)	765
USD Call BRL Put	Barclays Bank PLC*	9/29/21	6.45	256,666	USD	256,666	(4,464)	(5,701)	1,237
USD Call RUB Put	Barclays Bank PLC*	9/29/21	85.58	256,666	USD	256,666	(4,183)	(4,361)	178
USD Call MXN Put	Barclays Bank PLC*	10/01/21	23.14	256,666	USD	256,666	(3,696)	(4,368)	672
USD Call RUB Put	Citibank N.A.*	9/30/21	85.05	256,666	USD	256,666	(4,459)	(4,326)	(133)
USD Call BRL Put	HSBC Bank USA*	9/28/21	6.38	256,666	USD	256,666	(4,914)	(5,910)	996
USD Call RUB Put	HSBC Bank USA*	9/28/21	85.55	256,666	USD	256,666	(4,164)	(4,582)	418
							$(39,155)	$(43,121)	$3,966

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/20/21	PLN	1,978,257	USD	531,447	$(30,825)
Bank of America N.A.*	4/27/21	AUD	11,811	USD	9,000	(28)
Bank of America N.A.*	4/27/21	JPY	418,740	USD	4,000	(217)
Bank of America N.A.*	5/18/21	EUR	327	USD	398	(14)
Barclays Bank PLC*	4/13/21	MXN	3,130,537	USD	157,058	(4,016)
BNP Paribas SA*	4/20/21	RUB	7,753,635	USD	104,070	(1,748)
BNP Paribas SA*	4/27/21	USD	262,037	JPY	27,151,713	16,760
Canadian Imperial Bank of Commerce*	5/18/21	USD	163,000	EUR	137,658	1,427
Citibank N.A.*	4/13/21	USD	103,000	CLP	75,657,620	(2,026)
Citibank N.A.*	4/20/21	RUB	455,766	USD	6,000	15
Citibank N.A.*	5/11/21	BRL	2,448,560	USD	457,812	(23,752)
Citibank N.A.*	5/18/21	USD	123,258	CHF	109,465	7,309
Citibank N.A.*	5/18/21	RUB	11,400,466	USD	152,669	(2,751)
Citibank N.A.*	5/25/21	INR	37,728,190	USD	511,253	1,419
Citibank N.A.*	5/25/21	USD	102,975	SGD	137,011	1,148
Citibank N.A.*	7/27/21	USD	514,000	THB	16,083,831	(461)
Goldman Sachs International*	4/20/21	EUR	214,794	USD	259,000	(7,037)
Goldman Sachs International*	4/27/21	USD	32,060	AUD	41,765	334
Goldman Sachs International*	5/11/21	BRL	32,209	USD	6,000	(290)
Goldman Sachs International*	5/11/21	MXN	3,134,545	USD	153,604	(829)
HSBC Bank USA*	4/20/21	USD	267,913	ILS	838,835	16,967
HSBC Bank USA*	4/20/21	ILS	838,835	USD	256,313	(5,367)
JP Morgan Chase Bank N.A.*	4/13/21	BRL	937,066	USD	174,613	(8,215)
JP Morgan Chase Bank N.A.*	4/20/21	USD	412,000	EUR	338,663	14,734
JP Morgan Chase Bank N.A.*	4/27/21	USD	63,000	JPY	6,834,708	1,258
JP Morgan Chase Bank N.A.*	5/18/21	UAH	1,482,052	USD	51,820	918
JP Morgan Chase Bank N.A.*	7/27/21	USD	258,000	CNH	1,699,523	1,285
Morgan Stanley & Co. LLC*	4/13/21	MXN	101,940	USD	5,000	(16)
Morgan Stanley & Co. LLC*	4/20/21	PLN	31,307	USD	8,000	(77)
Morgan Stanley & Co. LLC*	4/20/21	USD	263,000	CHF	233,413	15,948
Morgan Stanley & Co. LLC*	4/27/21	AUD	165,477	USD	127,987	(2,283)
Morgan Stanley & Co. LLC*	5/18/21	USD	19,000	CHF	17,743	206
						$(10,224)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	38	$6,091,282	$(216,719)
U.S. Treasury Ultra Bond	6/21/21	76	14,471,609	(698,984)
U.S. Treasury Note 2 Year	6/30/21	139	30,709,662	(28,670)
				$(944,373)
Short
U.S. Treasury Ultra 10 Year	6/21/21	41	$(6,067,128)	$175,940
90 Day Eurodollar	9/13/21	3	(731,728)	(16,847)
90 Day Eurodollar	3/14/22	3	(731,503)	(16,735)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,022)
90 Day Eurodollar	3/13/23	2	(487,168)	(9,807)
90 Day Eurodollar	12/18/23	3	(730,078)	(10,885)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(13,595)
				$92,049

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukrainian Hryvnia
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%
COMMON STOCK — 0.6%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (g)	329,969	$—
Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC (g)	10,960	—
Fieldwood Energy LLC (g)	44,668	—
Tourmaline Oil Corp.	144,159	2,743,919
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (g)	623,848	496,418
		3,240,337

TOTAL COMMON STOCK (Cost $3,928,046)		3,240,337

TOTAL EQUITIES (Cost $3,928,046)		3,240,337
	Principal Amount
BONDS & NOTES — 98.2%
BANK LOANS — 12.5%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.712% VRN 8/21/26	$4,380,737	4,201,872
Aerospace & Defense — 1.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan,
0.000% 4/20/28 (c)	3,039,074	3,110,310
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	4,182,156	4,143,304
		7,253,614
Chemicals — 0.4%
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
2.609% VRN 5/07/25	2,460,998	2,399,473
Commercial Services — 1.2%
City Brewing Company, LLC, Term Loan B,
0.000% 3/31/28 (c)	1,457,301	1,457,301

	Principal Amount	Value
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	$5,635,531	$5,551,618
		7,008,919
Entertainment — 0.5%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	1,559,709	1,542,646
Storable, Inc., Term Loan B,
0.000% 2/26/28 (c)	1,272,727	1,260,000
		2,802,646
Health Care – Services — 0.5%
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%, 3 mo. USD LIBOR + 4.250%
4.357% - 5.295% VRN 7/09/25	2,829,000	2,804,246
Oil & Gas — 0.0%
Fieldwood Energy LLC, Exit 2nd Lien Term Loan,
0.000% 4/11/23 (d)	3,084,695	142,667
Packaging & Containers — 2.3%
BWAY Holding Co., 2017 Term Loan B, 3 mo. USD LIBOR + 3.250%
3.443% VRN 4/03/24	4,538,060	4,435,954
Flex Acquisition Company, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 2/23/28	3,922,296	3,868,992
Proampac PG Borrower LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/03/25	4,185,003	4,179,102
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. USD LIBOR + 3.000%
4.000% VRN 10/17/24	670,375	662,940
		13,146,988
Retail — 0.5%
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	2,996,191	2,997,689

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 5.1%
Banff Merger Sub, Inc., 2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
3.859% VRN 10/02/25	$2,544,527	$2,531,805
Cvent, Inc., 1st Lien Term Loan, 2 mo. USD LIBOR + 3.750%
3.900% VRN 11/29/24	4,810,838	4,673,873
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	13,615,942	13,330,551
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	6,000,000	6,022,500
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.203% VRN 5/29/26	3,443,850	3,430,075
		29,988,804

TOTAL BANK LOANS (Cost $74,524,653)		72,746,918

CORPORATE DEBT — 85.7%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (e)	1,853,000	1,836,934
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250% 1/15/29 (e)	1,190,000	1,145,637
Terrier Media Buyer, Inc.
8.875% 12/15/27 (e)	2,561,000	2,755,764
		5,738,335
Aerospace & Defense — 2.8%
Rolls-Royce PLC
5.750% 10/15/27 (e)	1,151,000	1,224,722
Signature Aviation US Holdings, Inc.
4.000% 3/01/28 (e)	2,864,000	2,912,459
TransDigm, Inc.
4.625% 1/15/29 (e)	990,000	974,942
6.250% 3/15/26 (e)	1,250,000	1,324,875
6.375% 6/15/26	1,510,000	1,560,962
8.000% 12/15/25 (e)	1,076,000	1,171,764
Triumph Group, Inc.
6.250% 9/15/24 (e)	1,347,000	1,366,801
7.750% 8/15/25	5,636,000	5,664,180
		16,200,705

	Principal Amount	Value
Agriculture — 0.3%
JBS Investments II GmbH
7.000% 1/15/26 (e)	$1,574,000	$1,675,476
Airlines — 2.1%
American Airlines, Inc.
11.750% 7/15/25 (e)	1,962,000	2,425,522
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (e)	3,568,000	3,719,640
5.750% 4/20/29 (e)	1,374,000	1,464,409
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (e)	1,085,000	1,155,370
4.750% 10/20/28 (e)	1,998,000	2,171,576
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (e)	1,137,000	1,245,015
		12,181,532
Auto Manufacturers — 3.9%
Ford Motor Co.
7.450% 7/16/31	3,209,000	4,046,003
8.500% 4/21/23	1,325,000	1,477,375
9.000% 4/22/25	1,029,000	1,246,237
9.625% 4/22/30	3,100,000	4,326,174
Ford Motor Credit Co. LLC
3.087% 1/09/23	650,000	660,550
3.375% 11/13/25	1,000,000	1,017,000
3.664% 9/08/24	646,000	668,613
4.000% 11/13/30	1,000,000	991,990
4.125% 8/17/27	1,335,000	1,378,388
4.134% 8/04/25	771,000	806,408
4.140% 2/15/23	342,000	353,423
4.389% 1/08/26	712,000	748,362
4.687% 6/09/25	1,000,000	1,061,325
5.113% 5/03/29	322,000	345,023
5.125% 6/16/25	1,236,000	1,333,619
JB Poindexter & Co., Inc.
7.125% 4/15/26 (e)	2,198,000	2,321,638
		22,782,128
Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e)	762,000	782,003
American Axle & Manufacturing, Inc.
6.500% 4/01/27	1,064,000	1,103,900
Clarios Global LP
6.750% 5/15/25 (e)	452,000	483,504

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (e)	$1,946,000	$2,095,375
		4,464,782
Building Materials — 1.1%
Cornerstone Building Brands, Inc.
6.125% 1/15/29 (e)	1,575,000	1,677,375
CP Atlas Buyer, Inc.
7.000% 12/01/28 (e)	3,010,000	3,163,660
PGT Innovations, Inc.
6.750% 8/01/26 (e)	1,279,000	1,358,938
		6,199,973
Chemicals — 1.1%
CF Industries, Inc.
4.950% 6/01/43	266,000	304,658
5.375% 3/15/44	1,040,000	1,233,700
Consolidated Energy Finance SA
6.875% 6/15/25 (e)	3,816,000	3,887,550
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.250% 12/15/25 (e)	605,000	607,269
Nouryon Holding BV
8.000% 10/01/26 (e)	604,000	641,623
		6,674,800
Coal — 1.9%
Peabody Energy Corp.
8.500% 12/31/24 (e)	3,392,000	1,424,640
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (e)	3,825,000	3,509,437
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (e)	3,168,000	3,290,760
Warrior Met Coal, Inc.
8.000% 11/01/24 (e)	2,960,000	3,034,000
		11,258,837
Commercial Services — 0.9%
Alta Equipment Group, Inc.
5.625% 4/15/26 (e) (f)	353,000	357,854
NESCO Holdings II, Inc.
5.500% 4/15/29 (e) (f)	255,000	261,502
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (e)	2,383,000	2,480,679
Rent-A-Center, Inc. /TX
6.375% 2/15/29 (e)	436,000	462,160
Sabre GLBL, Inc.
9.250% 4/15/25 (e)	306,000	364,905

	Principal Amount	Value
TMS International Holding Corp.
7.250% 8/15/25 (e)	$1,046,000	$1,064,305
		4,991,405
Computers — 1.4%
Austin BidCo, Inc.
7.125% 12/15/28 (e)	574,000	584,045
Banff Merger Sub, Inc.
9.750% 9/01/26 (e)	4,005,000	4,267,640
Diebold Nixdorf, Inc.
9.375% 7/15/25 (e)	3,050,000	3,396,937
		8,248,622
Distribution & Wholesale — 1.1%
Core & Main Holdings LP
8.625% 9/15/24 (e)	657,000	666,855
Core & Main LP
6.125% 8/15/25 (e)	1,330,000	1,365,032
KAR Auction Services, Inc.
5.125% 6/01/25 (e)	1,673,000	1,692,240
Resideo Funding, Inc.
6.125% 11/01/26 (e)	2,600,000	2,738,866
		6,462,993
Diversified Financial Services — 3.1%
Alliance Data Systems Corp.
4.750% 12/15/24 (e)	3,554,000	3,647,292
7.000% 1/15/26 (e)	1,069,000	1,144,044
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	8,465,644	8,118,553
LPL Holdings, Inc.
4.625% 11/15/27 (e)	1,425,000	1,478,437
OneMain Finance Corp.
4.000% 9/15/30	1,047,000	1,018,208
5.375% 11/15/29	2,393,000	2,545,554
		17,952,088
Electric — 1.7%
FirstEnergy Corp.
2.250% 9/01/30	898,000	832,895
5.350% STEP 7/15/47	2,101,000	2,359,785
7.375% 11/15/31	275,000	367,733
PG&E Corp.
5.000% 7/01/28	3,549,000	3,749,430
5.250% 7/01/30	501,000	531,836
Pike Corp.
5.500% 9/01/28 (e)	2,046,000	2,081,805
		9,923,484
Engineering & Construction — 0.4%
Arcosa, Inc. Co.
4.375% 4/15/29 (f)	649,000	649,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (e)	$1,374,000	$1,538,880
		2,187,880
Entertainment — 2.5%
Banijay Entertainment SASU
5.375% 3/01/25 (e)	1,083,000	1,118,197
Boyne USA, Inc.
7.250% 5/01/25 (e)	632,000	656,964
Caesars Entertainment, Inc.
6.250% 7/01/25 (e)	1,847,000	1,964,839
8.125% 7/01/27 (e)	1,888,000	2,082,842
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% 10/15/25 (e)	1,123,000	1,132,731
5.750% 7/01/25 (e)	1,035,000	1,092,236
CCM Merger, Inc.
6.375% 5/01/26 (e)	1,005,000	1,067,179
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	2,788,000	2,808,910
Scientific Games International, Inc.
5.000% 10/15/25 (e)	873,000	904,166
7.250% 11/15/29 (e)	800,000	868,000
8.250% 3/15/26 (e)	160,000	171,600
8.625% 7/01/25 (e)	627,000	681,674
		14,549,338
Food — 3.1%
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (e)	2,816,000	3,094,925
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (e)	3,745,000	4,144,760
6.500% 4/15/29 (e)	4,969,000	5,612,485
Kraft Heinz Foods Co.
6.500% 2/09/40	1,780,000	2,319,698
6.875% 1/26/39	434,000	596,681
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (e)	989,000	997,674
US Foods, Inc.
4.750% 2/15/29 (e)	1,594,000	1,594,000
		18,360,223
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (e)	1,055,000	1,062,913
Health Care – Services — 1.9%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	659,000	643,777

	Principal Amount	Value
5.625% 3/15/27 (e)	$485,000	$510,123
6.000% 1/15/29 (e)	241,000	254,858
6.875% 4/15/29 (e)	472,000	493,358
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	860,000	884,906
Radiology Partners, Inc.
9.250% 2/01/28 (e)	1,333,000	1,451,304
RP Escrow Issuer LLC
5.250% 12/15/25 (e)	1,166,000	1,208,267
Tenet Healthcare Corp.
4.625% 9/01/24 (e)	806,000	829,172
4.875% 1/01/26 (e)	2,600,000	2,702,336
6.125% 10/01/28 (e)	1,400,000	1,458,100
US Acute Care Solutions LLC
6.375% 3/01/26 (e)	615,000	638,062
		11,074,263
Home Builders — 2.2%
Brookfield Residential Properties, Inc.
6.375% 5/15/25 (e)	827,000	846,641
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875% 2/15/30 (e)	1,165,000	1,165,723
Empire Communities Corp.
7.000% 12/15/25 (e)	765,000	806,119
M/I Homes, Inc.
4.950% 2/01/28	1,544,000	1,599,005
5.625% 8/01/25	1,629,000	1,677,870
Mattamy Group Corp.
4.625% 3/01/30 (e)	4,214,000	4,185,682
STL Holding Co. LLC
7.500% 2/15/26 (e)	2,000,000	2,080,000
TRI Pointe Group, Inc.
5.700% 6/15/28	649,000	717,281
		13,078,321
Insurance — 0.6%
Amwins Group, Inc.
7.750% 7/01/26 (e)	1,100,000	1,177,000
AssuredPartners, Inc.
5.625% 1/15/29 (e)	936,000	953,784
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (e)	1,471,000	1,577,648
		3,708,432
Internet — 1.4%
Endure Digital Inc
6.000% 2/15/29 (e)	1,700,000	1,659,625

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netflix, Inc.
5.375% 11/15/29 (e)	$2,115,000	$2,501,093
5.875% 11/15/28	388,000	469,313
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
6.000% 2/15/28 (e)	1,059,000	1,056,352
10.750% 6/01/28 (e)	845,000	954,596
Uber Technologies, Inc.
6.250% 1/15/28 (e)	1,640,000	1,773,152
		8,414,131
Investment Companies — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	2,581,000	2,664,883
6.250% 5/15/26	1,000,000	1,047,500
6.375% 12/15/25	4,385,000	4,527,512
		8,239,895
Iron & Steel — 0.4%
United States Steel Corp.
6.875% 3/01/29	2,222,000	2,277,550
Leisure Time — 1.8%
Carlson Travel, Inc.
6.750% 12/15/25 (e)	1,198,000	1,096,170
11.500% 12/15/26 (e)	3,127,683	2,377,039
Carnival Corp.
7.625% 3/01/26 (e)	566,000	608,054
5.750% 3/01/27 (e)	2,462,000	2,530,838
NCL Corp. Ltd.
5.875% 3/15/26 (e)	3,042,000	3,082,732
NCL Finance Ltd.
6.125% 3/15/28 (e)	564,000	574,575
		10,269,408
Lodging — 1.3%
Wyndham Destinations, Inc.
6.625% 7/31/26 (e)	1,980,000	2,247,993
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	854,000	863,821
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500% 3/01/25 (e)	3,361,000	3,550,896
Wynn Macau Ltd.
5.125% 12/15/29 (e)	1,114,000	1,141,850
		7,804,560
Machinery – Diversified — 0.3%
Clark Equipment Co.
5.875% 6/01/25 (e)	1,412,000	1,493,190

	Principal Amount	Value
Media — 6.6%
Altice Financing SA
5.000% 1/15/28 (e)	$1,325,000	$1,310,173
7.500% 5/15/26 (e)	3,289,000	3,437,005
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 5/01/32 (e)	223,000	225,788
4.750% 3/01/30 (e)	486,000	503,618
5.125% 5/01/27 (e)	872,000	921,979
5.375% 6/01/29 (e)	2,500,000	2,681,250
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (e)	1,398,000	1,407,157
9.250% 2/15/24	1,297,000	1,349,269
CSC Holdings LLC
7.500% 4/01/28 (e)	2,001,000	2,206,703
DISH DBS Corp.
5.000% 3/15/23	902,000	941,011
DISH Network Corp.
3.375% 8/15/26	2,964,000	2,849,293
iHeartCommunications, Inc.
8.375% 5/01/27	2,677,000	2,874,429
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (e)	2,940,000	2,991,803
6.750% 10/15/27 (e)	1,343,000	1,431,839
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.000% 11/30/24 (e)	2,253,000	2,272,826
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (e)	930,000	966,921
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (e)	596,000	602,279
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	2,620,000	2,766,589
Virgin Media Finance PLC
5.000% 7/15/30 (e)	626,000	625,218
Virgin Media Secured Finance PLC
5.500% 5/15/29 (e)	4,137,000	4,390,391
Ziggo BV
4.875% 1/15/30 (e)	1,284,000	1,312,421
5.500% 1/15/27 (e)	436,000	453,985
		38,521,947
Mining — 3.9%
Arconic Corp.
6.125% 2/15/28 (e)	455,000	486,031
Compass Minerals International, Inc.
4.875% 7/15/24 (e)	1,040,000	1,077,939

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 12/01/27 (e)	$1,018,000	$1,089,260
First Quantum Minerals Ltd.
6.500% 3/01/24 (e)	2,110,000	2,141,650
6.875% 3/01/26 (e)	1,191,000	1,232,685
6.875% 10/15/27 (e)	3,700,000	3,968,250
7.500% 4/01/25 (e)	2,796,000	2,886,870
Freeport-McMoRan, Inc.
4.125% 3/01/28	326,000	342,691
4.375% 8/01/28	1,544,000	1,637,798
4.625% 8/01/30	2,600,000	2,829,385
Hecla Mining Co.
7.250% 2/15/28	2,643,000	2,834,617
Hudbay Minerals, Inc.
6.125% 4/01/29 (e)	678,000	723,765
Kinross Gold Corp.
6.875% 9/01/41	1,177,000	1,528,379
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125% 11/01/22 (d) (e)	3,748,000	375
		22,779,695
Miscellaneous - Manufacturing — 0.5%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (e)	2,800,000	2,933,000
Oil & Gas — 9.4%
Antero Resources Corp.
7.625% 2/01/29 (e)	767,000	816,855
8.375% 7/15/26 (e)	965,000	1,063,913
Apache Corp.
4.750% 4/15/43	749,000	694,698
5.100% 9/01/40	556,000	543,490
5.350% 7/01/49	832,000	794,560
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	548,000	570,410
5.875% 2/01/29 (e)	1,129,000	1,196,740
Comstock Resources, Inc.
6.750% 3/01/29 (e)	1,443,000	1,479,075
Continental Resources, Inc.
3.800% 6/01/24	624,000	639,600
4.375% 1/15/28	719,000	759,300
CVR Energy, Inc.
5.250% 2/15/25 (e)	1,500,000	1,468,800
5.750% 2/15/28 (e)	6,102,000	5,934,195
EQT Corp.
8.500% STEP 2/01/30	340,000	433,602
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000% 12/01/24 (e)	338,000	340,535
5.750% 10/01/25 (e)	186,000	186,465
5.750% 2/01/29 (e)	448,000	451,920

	Principal Amount	Value
6.000% 2/01/31 (e)	$382,000	$387,730
6.250% 11/01/28 (e)	1,910,000	1,967,300
MEG Energy Corp.
7.125% 2/01/27 (e)	2,722,000	2,851,295
Murphy Oil Corp.
6.375% 7/15/28	1,090,000	1,091,363
Nabors Industries Ltd.
7.250% 1/15/26 (e)	1,262,000	1,047,460
7.500% 1/15/28 (e)	465,000	382,463
Neptune Energy Bondco PLC
6.625% 5/15/25 (e)	2,923,000	2,933,961
Occidental Petroleum Corp.
2.700% 2/15/23	131,000	130,701
2.900% 8/15/24	391,000	386,664
3.500% 6/15/25	804,000	795,960
4.200% 3/15/48	133,000	107,065
4.400% 4/15/46	838,000	710,205
4.400% 8/15/49	328,000	272,240
4.500% 7/15/44	340,000	289,000
5.875% 9/01/25	2,994,000	3,192,353
6.200% 3/15/40	2,447,000	2,514,293
6.375% 9/01/28	1,860,000	2,041,545
6.450% 9/15/36	954,000	1,053,335
6.600% 3/15/46	1,500,000	1,593,750
6.950% 7/01/24	369,000	404,900
Ovintiv Exploration, Inc.
5.375% 1/01/26	537,000	589,493
5.625% 7/01/24	1,554,000	1,708,216
Ovintiv, Inc.
6.500% 8/15/34	458,000	550,697
6.500% 2/01/38	214,000	258,754
6.625% 8/15/37	614,000	742,338
7.200% 11/01/31	129,000	160,622
7.375% 11/01/31	441,000	560,286
8.125% 9/15/30	510,000	661,139
Parkland Corp.
5.875% 7/15/27 (e)	1,149,000	1,225,121
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28	5,518,000	4,076,422
7.250% 6/15/25	2,184,000	1,779,086
9.250% 5/15/25 (e)	352,000	358,926
Range Resources Corp.
8.250% 1/15/29 (e)	759,000	812,130
		55,010,971
Oil & Gas Services — 0.6%
CGG SA
8.750% 4/01/27 (e) (f)	1,068,000	1,076,224

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Welltec A/S
9.500% 12/01/22 (e)	$2,445,000	$2,408,325
		3,484,549
Packaging & Containers — 0.8%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (e)	3,211,000	3,211,000
Trident TPI Holdings, Inc.
9.250% 8/01/24 (e)	1,614,000	1,710,840
		4,921,840
Pharmaceuticals — 1.9%
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	1,611,000	1,784,988
Bausch Health Cos., Inc.
5.000% 1/30/28 (e)	439,000	447,429
5.000% 2/15/29 (e)	1,629,000	1,608,638
5.250% 1/30/30 (e)	916,000	919,673
5.250% 2/15/31 (e)	1,202,000	1,196,254
6.125% 4/15/25 (e)	250,000	256,300
9.000% 12/15/25 (e)	870,000	945,038
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (e)	1,133,000	917,730
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	2,647,000	2,814,290
		10,890,340
Pipelines — 4.7%
Buckeye Partners LP
5.850% 11/15/43	277,000	269,068
Cheniere Energy Partners LP
5.625% 10/01/26	2,397,000	2,506,543
DCP Midstream Operating LP
5.625% 7/15/27	924,000	1,003,159
6.450% 11/03/36 (e)	43,000	48,053
EnLink Midstream LLC
5.375% 6/01/29	786,000	734,910
5.625% 1/15/28 (e)	449,000	434,174
EnLink Midstream Partners LP
4.850% 7/15/26	254,000	245,372
5.050% 4/01/45	160,000	123,765
5.450% 6/01/47	604,000	487,198
5.600% 4/01/44	2,931,000	2,432,730
EQM Midstream Partners LP
4.500% 1/15/29 (e)	962,000	937,431
4.750% 1/15/31 (e)	867,000	840,990
6.000% 7/01/25 (e)	777,000	836,246
6.500% 7/01/27 (e)	644,000	700,189

	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	$610,000	$596,275
6.250% 5/15/26	290,000	276,950
6.500% 10/01/25	3,466,000	3,397,546
8.000% 1/15/27	1,656,000	1,676,733
Harvest Midstream I LP
7.500% 9/01/28 (e)	1,621,000	1,742,089
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (e)	1,444,000	1,481,637
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (e)	1,400,000	1,506,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31 (e)	1,354,000	1,371,940
5.000% 1/15/28	139,000	144,734
5.500% 3/01/30	122,000	128,100
6.875% 1/15/29	259,000	285,340
Western Midstream Operating LP
5.300% STEP 2/01/30	618,000	669,758
5.300% 3/01/48	1,707,000	1,713,043
5.450% 4/01/44	850,000	871,675
		27,462,538
Real Estate — 0.5%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750% 1/15/29 (e)	2,396,000	2,363,055
9.375% 4/01/27 (e)	742,000	821,753
		3,184,808
Real Estate Investment Trusts (REITS) — 2.1%
ESH Hospitality, Inc.
4.625% 10/01/27 (e)	1,689,000	1,786,354
Iron Mountain, Inc.
5.250% 7/15/30 (e)	1,273,000	1,313,481
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (e)	1,082,000	1,147,190
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,850,000	1,893,697
Service Properties Trust
3.950% 1/15/28	330,000	305,250
4.375% 2/15/30	521,000	478,643
4.950% 2/15/27	261,000	258,064
5.500% 12/15/27	822,000	869,001
7.500% 9/15/25	2,061,000	2,341,341

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (e)	$277,000	$284,964
7.875% 2/15/25 (e)	153,000	165,546
8.250% 10/15/23	1,030,000	1,032,575
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500% 2/15/29 (e)	560,000	556,640
		12,432,746
Retail — 3.3%
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (e)	2,931,000	3,040,912
Beacon Roofing Supply, Inc.
4.875% 11/01/25 (e)	1,171,000	1,197,347
L Brands, Inc.
6.750% 7/01/36	606,000	715,080
6.875% 11/01/35	1,869,000	2,227,456
LBM Acquisition LLC
6.250% 1/15/29 (e)	885,000	911,550
Macy’s Retail Holdings LLC
5.875% 4/01/29 (e)	237,000	243,033
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (e)	2,913,000	2,971,260
Nordstrom, Inc.
4.000% 3/15/27	407,000	419,210
4.375% 4/01/30	408,000	416,435
5.000% 1/15/44	2,076,000	2,041,889
Park River Holdings, Inc.
5.625% 2/01/29 (e)	644,000	623,875
Party City Holdings, Inc.
8.750% 2/15/26 (e)	464,000	477,920
Staples, Inc.
7.500% 4/15/26 (e)	2,885,000	3,043,675
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (e)	870,000	878,874
		19,208,516
Software — 4.5%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,640,000	2,023,760
BY Crown Parent LLC
7.375% 10/15/24 (e)	1,007,000	1,023,364

	Principal Amount	Value
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250% 1/31/26 (e)	$4,709,000	$4,867,929
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (e)	3,995,000	4,127,234
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (e)	2,800,000	2,912,000
10.500% 2/01/24 (e)	11,098,000	11,361,577
		26,315,864
Storage & Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (e)	3,188,000	3,188,000
Telecommunications — 4.4%
Avaya, Inc.
6.125% 9/15/28 (e)	580,000	617,004
CenturyLink, Inc.
5.125% 12/15/26 (e)	461,000	485,608
CommScope Technologies Finance LLC
6.000% 6/15/25 (e)	862,000	879,283
CommScope Technologies LLC
5.000% 3/15/27 (e)	1,015,000	1,005,489
CommScope, Inc.
7.125% 7/01/28 (e)	500,000	531,040
Consolidated Communications, Inc.
6.500% 10/01/28 (e)	2,049,000	2,213,186
Frontier Communications Corp.
5.000% 5/01/28 (e)	2,881,000	2,931,418
6.750% 5/01/29 (e)	783,000	825,830
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,035,000	3,363,083
Sprint Capital Corp.
8.750% 3/15/32	2,219,000	3,281,346
Sprint Corp.
7.625% 3/01/26	3,526,000	4,319,121
7.875% 9/15/23	1,858,000	2,122,765
Telecom Italia Capital
6.000% 9/30/34	704,000	798,442
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (e)	2,106,000	2,140,223
		25,513,838
Transportation — 1.2%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (e)	6,737,000	6,720,157

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
XPO Logistics, Inc.
6.250% 5/01/25 (e)	$500,000	$535,650
		7,255,807

TOTAL CORPORATE DEBT (Cost $481,648,926)		500,379,723

TOTAL BONDS & NOTES (Cost $556,173,579)		573,126,641

TOTAL LONG-TERM INVESTMENTS (Cost $560,101,625)		576,366,978

SHORT-TERM INVESTMENTS — 2.6%
Commercial Paper — 1.5%
Mondelez International, Inc.
0.122% 4/07/21 (e)	5,000,000	4,999,854
VW Credit, Inc.
0.213% 4/06/21 (e)	4,000,000	3,999,900
		8,999,754
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	6,638,274	6,638,274

TOTAL SHORT-TERM INVESTMENTS (Cost $15,638,057)		15,638,028

TOTAL INVESTMENTS — 101.4% (Cost $575,739,682) (i)		592,005,006

Other Assets/(Liabilities) — (1.4)%		(7,913,157)

NET ASSETS — 100.0%		$584,091,849

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $496,418 or 0.08% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $143,042 or 0.02% of net assets.

(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $355,907,247 or 60.93% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Non-income producing security.
(h)

Maturity value of $6,638,274. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $6,771,140.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	83.2%
Canada	5.8%
Luxembourg	1.9%
United Kingdom	1.7%
Cayman Islands	1.6%
Bermuda	1.1%
Netherlands	1.0%
Ireland	0.9%
Panama	0.5%
Denmark	0.4%
France	0.4%
Austria	0.3%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.3%
COMMON STOCK — 64.3%
Basic Materials — 1.0%
Chemicals — 0.6%
Celanese Corp.	1,469	$220,071
Eastman Chemical Co.	2,326	256,139
LyondellBasell Industries NV Class A	5,117	532,424
		1,008,634
Forest Products & Paper — 0.3%
International Paper Co.	9,861	533,184
Iron & Steel — 0.1%
Steel Dynamics, Inc.	3,603	182,888
		1,724,706
Communications — 9.1%
Internet — 0.5%
eBay, Inc.	13,321	815,778
Media — 0.5%
Fox Corp. Class A	9,871	356,442
Liberty Global PLC Class C (a)	14,675	374,799
TEGNA, Inc.	3,132	58,976
		790,217
Telecommunications — 8.1%
AT&T, Inc.	139,146	4,211,949
Ciena Corp. (a)	1,986	108,674
Cisco Systems, Inc.	75,092	3,883,007
Corning, Inc.	11,849	515,550
Juniper Networks, Inc.	6,546	165,810
Lumen Technologies, Inc.	19,273	257,295
Verizon Communications, Inc.	75,364	4,382,417
		13,524,702
		15,130,697
Consumer, Cyclical — 9.8%
Apparel — 0.1%
Carter’s, Inc.	562	49,979
Hanesbrands, Inc.	5,381	105,844
		155,823
Auto Manufacturers — 1.7%
Cummins, Inc.	2,472	640,520
Ford Motor Co. (a)	139,336	1,706,866
PACCAR, Inc.	5,026	467,016
		2,814,402
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	2,841	115,998
Gentex Corp.	3,767	134,369
		250,367

	Number of Shares	Value
Home Builders — 0.1%
Toll Brothers, Inc.	1,497	$84,925
Home Furnishing — 0.1%
Whirlpool Corp.	1,383	304,744
Housewares — 0.1%
Newell Brands, Inc.	5,717	153,101
Leisure Time — 0.1%
Harley-Davidson, Inc.	2,915	116,891
Retail — 7.4%
AutoNation, Inc. (a)	1,602	149,338
AutoZone, Inc. (a)	342	480,271
Best Buy Co., Inc.	4,274	490,698
Costco Wholesale Corp.	5,876	2,071,172
The Home Depot, Inc.	16,087	4,910,557
Kohl’s Corp.	2,008	119,697
Lowe’s Cos., Inc.	11,255	2,140,476
Target Corp.	7,485	1,482,554
Tractor Supply Co.	1,907	337,691
Williams-Sonoma, Inc.	1,204	215,757
		12,398,211
Textiles — 0.1%
Mohawk Industries, Inc. (a)	838	161,156
		16,439,620
Consumer, Non-cyclical — 16.1%
Beverages — 0.2%
Molson Coors Beverage Co. Class B	4,661	238,410
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	3,115	476,315
Amgen, Inc.	6,344	1,578,450
Biogen, Inc. (a)	4,427	1,238,453
Gilead Sciences, Inc.	19,525	1,261,901
United Therapeutics Corp. (a)	692	115,751
		4,670,870
Commercial Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,908	153,651
ManpowerGroup, Inc.	953	94,252
Quanta Services, Inc.	4,013	353,064
United Rentals, Inc. (a)	1,878	618,444
		1,219,411
Cosmetics & Personal Care — 3.2%
Colgate-Palmolive Co.	12,412	978,438
The Procter & Gamble Co.	32,230	4,364,909
		5,343,347
Food — 1.4%
Flowers Foods, Inc.	3,259	77,564
The Hershey Co.	1,838	290,698
Ingredion, Inc.	1,339	120,403

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The J.M. Smucker Co.	3,040	$384,651
The Kroger Co.	35,490	1,277,285
Sprouts Farmers Market, Inc. (a)	2,866	76,293
		2,226,894
Health Care – Products — 0.9%
Thermo Fisher Scientific, Inc.	3,396	1,549,867
Health Care – Services — 3.7%
Anthem, Inc.	3,390	1,216,840
DaVita, Inc. (a)	1,941	209,182
HCA Healthcare, Inc.	2,476	466,330
Humana, Inc.	1,907	799,510
Laboratory Corp. of America Holdings (a)	1,094	279,003
Quest Diagnostics, Inc.	1,328	170,435
UnitedHealth Group, Inc.	8,315	3,093,762
		6,235,062
Household Products & Wares — 0.2%
The Clorox Co.	1,947	375,537
Pharmaceuticals — 3.0%
CVS Health Corp.	12,708	956,023
Jazz Pharmaceuticals PLC (a)	882	144,974
Merck & Co., Inc.	25,439	1,961,093
Pfizer, Inc.	51,875	1,879,431
		4,941,521
		26,800,919
Energy — 0.7%
Oil & Gas — 0.3%
Valero Energy Corp.	6,746	483,014
Pipelines — 0.4%
Kinder Morgan, Inc.	36,767	612,170
		1,095,184
Financial — 4.0%
Banks — 0.9%
Associated Banc-Corp.	2,283	48,719
Morgan Stanley	19,459	1,511,186
		1,559,905
Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc.	787	117,286
Alliance Data Systems Corp.	1,509	169,144
SLM Corp.	6,176	110,983
		397,413
Insurance — 2.4%
Aflac, Inc.	11,598	593,586
The Allstate Corp.	5,382	618,392
Enstar Group Ltd. (a)	779	192,203
Everest Re Group Ltd.	518	128,365
The Hanover Insurance Group, Inc.	468	60,587

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	4,587	$306,366
MetLife, Inc.	15,619	949,479
Prudential Financial, Inc.	5,940	541,134
The Travelers Cos., Inc.	3,556	534,822
Unum Group	4,577	127,378
		4,052,312
Real Estate Investment Trusts (REITS) — 0.4%
Brixmor Property Group, Inc.	3,873	78,351
Kimco Realty Corp.	6,846	128,363
Regency Centers Corp.	2,262	128,278
SL Green Realty Corp. (b)	3,500	244,965
Weingarten Realty Investors	1,600	43,056
		623,013
		6,632,643
Industrial — 5.3%
Building Materials — 0.7%
Johnson Controls International PLC	17,477	1,042,853
Lennox International, Inc.	478	148,940
		1,191,793
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	540	89,100
Emerson Electric Co.	8,177	737,729
		826,829
Electronics — 0.3%
Arrow Electronics, Inc. (a)	2,329	258,100
Avnet, Inc.	2,003	83,145
Jabil, Inc.	1,821	94,983
		436,228
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	1,623	209,805
Environmental Controls — 0.4%
Pentair PLC	2,369	147,636
Republic Services, Inc.	4,870	483,835
		631,471
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,035	238,816
Machinery – Diversified — 1.2%
AGCO Corp.	1,372	197,088
Deere & Co.	5,029	1,881,550
		2,078,638
Metal Fabricate & Hardware — 0.1%
The Timken Co.	1,353	109,823
Miscellaneous - Manufacturing — 1.4%
3M Co.	7,337	1,413,693
Carlisle Cos., Inc.	900	148,122

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp. PLC	5,958	$823,872
		2,385,687
Packaging & Containers — 0.4%
Berry Global Group, Inc. (a)	3,647	223,926
Packaging Corp. of America	1,286	172,941
Sealed Air Corp.	2,751	126,051
Sonoco Products Co.	1,781	112,737
		635,655
Transportation — 0.1%
XPO Logistics, Inc. (a)	1,465	180,634
		8,925,379
Technology — 14.0%
Computers — 4.0%
Accenture PLC Class A	8,940	2,469,675
Amdocs Ltd.	2,296	161,064
Cognizant Technology Solutions Corp. Class A	9,975	779,247
Dell Technologies C (a)	3,881	342,110
HP, Inc.	20,839	661,638
International Business Machines Corp.	12,725	1,695,734
Leidos Holdings, Inc.	2,310	222,407
NCR Corp. (a)	2,098	79,619
Seagate Technology PLC	3,894	298,865
		6,710,359
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	4,190	101,691
Semiconductors — 7.2%
Broadcom, Inc.	5,172	2,398,050
Intel Corp.	99,688	6,380,032
Qorvo, Inc. (a)	1,637	299,080
Skyworks Solutions, Inc.	2,134	391,546
Teradyne, Inc.	2,290	278,647
Texas Instruments, Inc.	12,035	2,274,495
		12,021,850
Software — 2.7%
Akamai Technologies, Inc. (a)	2,006	204,411
Cerner Corp.	3,769	270,916
Citrix Systems, Inc.	1,543	216,575
Electronic Arts, Inc.	4,257	576,270
Oracle Corp.	44,250	3,105,023
Teradata Corp. (a)	1,657	63,861
VMware, Inc. Class A (a)	1,198	180,239
		4,617,295
		23,451,195
Utilities — 4.3%
Electric — 4.3%
AES Corp.	14,830	397,592

	Number of Shares	Value
Ameren Corp.	2,353	$191,440
Avangrid, Inc.	558	27,794
Consolidated Edison, Inc.	3,868	289,327
DTE Energy Co.	2,442	325,128
Duke Energy Corp.	7,462	720,307
Exelon Corp.	14,598	638,517
NextEra Energy, Inc.	39,806	3,009,732
OGE Energy Corp.	2,859	92,517
Pinnacle West Capital Corp.	1,004	81,675
PPL Corp.	9,061	261,319
Public Service Enterprise Group, Inc.	11,792	709,996
WEC Energy Group, Inc.	4,915	459,995
		7,205,339

TOTAL COMMON STOCK (Cost $95,993,279)		107,405,682

TOTAL EQUITIES (Cost $95,993,279)		107,405,682
	Principal Amount
BONDS & NOTES — 38.5%
CORPORATE DEBT — 13.1%
Advertising — 0.3%
The Goldman Sachs Group, Inc. SOFR + 1.090%
1.992% VRN 1/27/32	$149,000	140,894
The Interpublic Group of Cos., Inc.
4.650% 10/01/28	344,000	395,622
		536,516
Agriculture — 0.1%
Bunge Ltd. Finance Corp.
1.630% 8/17/25	15,000	15,000
3.250% 8/15/26	51,000	54,284
4.350% 3/15/24	85,000	93,151
		162,435
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	92,000	97,967
Banks — 2.6%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	225,000	211,297
Bank of America Corp.
4.183% 11/25/27	45,000	50,019
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	28,380

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	$20,000	$22,473
4.750% 4/21/45	70,000	83,423
7.750% 5/14/38	20,000	30,642
The Bank of Nova Scotia
4.500% 12/16/25	40,000	45,194
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	125,000	125,164
Citigroup, Inc.
4.450% 9/29/27	30,000	33,785
5.500% 9/13/25	60,000	69,538
5.875% 1/30/42	20,000	27,083
6.000% 10/31/33	17,000	21,953
6.625% 6/15/32	15,000	19,842
8.125% 7/15/39	15,000	24,579
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (c)	250,000	244,076
Credit Suisse Group AG SOFR + 2.044%
2.193% VRN 6/05/26 (c)	393,000	399,237
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	251,000	248,639
4.250% 10/21/25	35,000	39,069
5.950% 1/15/27	80,000	96,660
6.750% 10/01/37	35,000	49,235
ING Groep NV
4.050% 4/09/29	344,000	382,483
JP Morgan Chase & Co.
5.600% 7/15/41	45,000	60,016
JPMorgan Chase & Co. 3 mo. USD LIBOR + 1.160%
3.702% VRN 5/06/30	354,000	384,759
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	388,778
Morgan Stanley
4.350% 9/08/26	135,000	152,601
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	337,000	385,638
5.000% 11/24/25	40,000	45,959
SVB Financial Group
1.800% 2/02/31	209,000	192,549
3.125% 6/05/30	20,000	20,760
3.500% 1/29/25	85,000	91,734
The Toronto-Dominion Bank 5 year USD Swap + 2.205%
3.625% VRN 9/15/31	414,000	453,517
		4,429,082

	Principal Amount	Value
Beverages — 0.3%
Keurig Dr Pepper, Inc.
2.250% 3/15/31	$34,000	$33,374
3.400% 11/15/25	365,000	397,478
		430,852
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	385,000	394,724
Illumina, Inc.
0.550% 3/23/23	215,000	214,811
		609,535
Commercial Services — 0.3%
Element Fleet Management
1.600% 4/06/24 (e)	23,000	22,973
Moody’s Corp.
4.250% 2/01/29	342,000	387,949
PayPal Holdings, Inc.
3.250% 6/01/50	30,000	29,752
		440,674
Computers — 0.8%
Apple, Inc.
1.650% 5/11/30	50,000	47,789
2.650% 5/11/50	30,000	27,183
2.650% 2/08/51	100,000	91,081
3.000% 6/20/27	362,000	391,586
Dell International LLC / EMC Corp.
4.000% 7/15/24 (c)	372,000	403,668
Hewlett Packard Enterprise Co.
4.900% STEP 10/15/25	353,000	402,406
		1,363,713
Diversified Financial Services — 0.2%
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (d)	103,000	101,110
CI Financial Corp.
3.200% 12/17/30	72,000	71,568
LSEGA Financing PLC
1.375% 4/06/26 (c) (e)	218,000	215,905
		388,583
Electric — 0.2%
Entergy Arkansas LLC
2.650% 6/15/51	80,000	70,523
Entergy Louisiana LLC
4.950% 1/15/45	40,000	43,359
Nevada Power Co.
6.650% 4/01/36	20,000	28,036

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
6.500% 7/01/36	$110,000	$155,411
		297,329
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28 (c)	242,000	237,763
Food — 0.4%
Conagra Brands, Inc.
4.850% 11/01/28	329,000	382,683
General Mills, Inc.
3.000% 2/01/51 (c)	180,000	167,728
Ingredion, Inc.
3.200% 10/01/26	27,000	29,092
Mars, Inc.
3.950% 4/01/49 (c)	75,000	84,223
		663,726
Health Care – Products — 0.1%
STERIS Irish FinCo UnLtd Co.
3.750% 3/15/51 (e)	253,000	252,785
Health Care – Services — 0.4%
HCA, Inc.
5.000% 3/15/24	363,000	403,864
Humana, Inc.
4.800% 3/15/47	25,000	29,744
Mayo Clinic
3.196% 11/15/61 (e)	118,000	116,638
UnitedHealth Group, Inc.
3.125% 5/15/60	40,000	39,115
		589,361
Insurance — 0.9%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	175,000	185,062
American International Group, Inc.
4.200% 4/01/28	40,000	44,900
4.500% 7/16/44	25,000	28,233
4.750% 4/01/48	15,000	17,814
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	115,000	128,225
Arch Capital Finance LLC
5.031% 12/15/46	30,000	36,496
Arch Capital Group Ltd.
3.635% 6/30/50	55,000	54,991
Athene Global Funding
1.450% 1/08/26 (c)	129,000	126,897
GA Global Funding Trust
1.625% 1/15/26 (c)	41,000	40,929

	Principal Amount	Value
Marsh & McLennan Cos., Inc.
4.375% 3/15/29	$334,000	$382,714
New York Life Insurance Co.
3.750% 5/15/50 (c)	25,000	26,239
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	20,000	20,224
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	45,000	48,214
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	110,000	125,625
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	50,000	52,792
Reinsurance Group of America, Inc.
3.150% 6/15/30	55,000	56,850
3.900% 5/15/29	60,000	65,727
USF&G Capital I
8.500% 12/15/45 (c)	35,000	50,925
		1,492,857
Internet — 0.2%
Alphabet, Inc.
2.250% 8/15/60	35,000	28,440
Expedia Group, Inc.
2.950% 3/15/31 (c)	43,000	42,370
Prosus NV
3.832% 2/08/51 (b) (c)	233,000	204,040
		274,850
Investment Companies — 0.1%
Blackstone Secured Lending Fund
2.750% 9/16/26 (c)	175,000	173,789
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	131,000	124,254
3.750% 2/15/28	212,000	229,450
3.850% 4/01/61	150,000	135,375
6.484% 10/23/45	35,000	45,462
Comcast Corp.
3.400% 7/15/46	45,000	46,168
3.450% 2/01/50	55,000	56,566
3.750% 4/01/40	168,000	183,941
3.969% 11/01/47	25,000	27,892
4.750% 3/01/44	35,000	42,905
Discovery Communications LLC
3.625% 5/15/30	178,000	190,354
3.950% 3/20/28	62,000	67,690
4.000% 9/15/55 (c)	30,000	29,435
4.650% 5/15/50	30,000	32,987

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc.
6.750% 6/15/39	$30,000	$40,113
The Walt Disney Co.
3.600% 1/13/51	65,000	68,582
		1,321,174
Mining — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	35,000	41,937
Miscellaneous - Manufacturing — 0.0%
General Electric Co.
4.125% 10/09/42	5,000	5,365
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	105,000	96,961
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	65,000	68,757
		165,718
Packaging & Containers — 0.2%
Berry Global, Inc.
1.570% 1/15/26 (c)	53,000	52,181
Silgan Holdings, Inc.
1.400% 4/01/26 (c)	55,000	53,831
WRKCo, Inc.
3.000% 6/15/33	30,000	30,369
4.650% 3/15/26	213,000	241,625
		378,006
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.700% 5/14/45	75,000	88,975
Becton Dickinson and Co.
4.685% 12/15/44	25,000	29,711
Bristol-Myers Squibb Co.
3.900% 2/20/28	345,000	387,773
4.350% 11/15/47	30,000	35,518
Cigna Corp.
2.400% 3/15/30	387,000	383,448
3.400% 3/15/51	51,000	50,060
4.800% 7/15/46	30,000	35,859
CVS Health Corp.
4.300% 3/25/28	26,000	29,518
5.050% 3/25/48	209,000	255,771
6.125% 9/15/39	10,000	13,010
		1,309,643
Pipelines — 0.8%
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	45,000	44,853

	Principal Amount	Value
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	$30,000	$30,055
Kinder Morgan, Inc.
3.250% 8/01/50	263,000	229,192
MPLX LP
1.750% 3/01/26	405,000	405,438
4.500% 4/15/38	30,000	32,643
ONEOK, Inc.
6.350% 1/15/31	336,000	420,647
Sabine Pass Liquefaction LLC
4.500% 5/15/30	217,000	243,358
		1,406,186
Real Estate — 0.2%
CBRE Services, Inc.
2.500% 4/01/31	269,000	260,508
Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.
1.600% 4/15/26	106,000	106,193
2.700% 4/15/31	131,000	130,921
Brixmor Operating Partnership LP
2.250% 4/01/28	26,000	25,492
Crown Castle International Corp.
3.700% 6/15/26	268,000	292,786
5.200% 2/15/49	13,000	15,726
Host Hotels & Resorts LP
3.500% 9/15/30 (b)	93,000	93,050
Kite Realty Group LP
4.000% 10/01/26	122,000	127,711
Spirit Realty LP
2.100% 3/15/28	74,000	71,893
		863,772
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	15,000	14,726
3.900% 4/15/30	357,000	386,505
AutoZone, Inc.
1.650% 1/15/31	45,000	41,162
The Home Depot, Inc.
2.375% 3/15/51	53,000	45,321
2.700% 4/15/30	224,000	232,176
Lowe’s Cos., Inc.
3.000% 10/15/50	236,000	219,099
McDonald’s Corp.
3.300% 7/01/25	367,000	397,148
Starbucks Corp.
2.550% 11/15/30	70,000	70,087
4.450% 8/15/49	95,000	109,902
		1,516,126

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.5%
Lam Research Corp.
3.750% 3/15/26	$355,000	$393,313
Micron Technology, Inc.
4.185% 2/15/27	356,000	395,070
		788,383
Software — 0.2%
Electronic Arts, Inc.
2.950% 2/15/51	46,000	42,414
Microsoft Corp.
2.921% 3/17/52	89,000	86,784
Oracle Corp.
3.600% 4/01/40	218,000	218,861
		348,059
Telecommunications — 0.3%
Verizon Communications, Inc.
2.550% 3/21/31	95,000	94,747
3.550% 3/22/51	51,000	50,774
3.700% 3/22/61	52,000	51,107
3.875% 2/08/29	347,000	385,791
		582,419
Transportation — 0.3%
CSX Corp.
4.750% 11/15/48	20,000	23,971
Ryder System, Inc.
3.650% 3/18/24	374,000	403,695
		427,666

TOTAL CORPORATE DEBT (Cost $22,195,267)		21,856,779

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Commercial Mortgage-Backed Securities — 0.8%
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	29,000	32,445
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	35,338
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	24,330	27,647
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	56,431
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.932% 3/15/52	274,000	306,226
Benchmark Mortgage Trust, Series 2019-B14, Class AS
3.352% 12/15/62	150,000	162,727

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.202% VRN 10/12/50 (f)	$70,000	$71,696
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.553% VRN 10/10/47 (f)	100,000	105,407
GS Mortgage Securities Trust, Series 2017-GS6, Class B
3.869% 5/10/50	79,000	85,847
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	146,306
Life 2021-BMR Mortgage Trust
Series 2021-BMR, Class A, 1 mo. USD LIBOR + .700% 0.806% FRN 3/15/38 (c)	100,000	100,060
Series 2021-BMR, Class B, 1 mo. USD LIBOR + .880% 0.986% FRN 3/15/38 (c)	100,000	100,060
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (f)	20,000	22,694
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	30,000	33,717
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	11,139
		1,297,740

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,265,515)		1,297,740

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.8%
Pass-Through Securities — 6.8%
Federal Home Loan Mortgage Corp. Pool #SD8100 3.000% 10/01/50 (e)	537,705	559,997
Federal National Mortgage Association Pool #BO7245 3.000% 1/01/50	508,554	530,035
Uniform Mortgage Backed Securities TBA
2.000% 1/01/36 (e)	3,500,000	3,590,781
2.000% 12/01/50 (e)	4,500,000	4,478,555
2.500% 7/01/50 (e)	2,200,000	2,251,133
		11,410,501

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,453,936)		$11,410,501

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds & Notes — 17.8%
U.S. Treasury Bond
1.625% 11/15/50	$1,325,300	1,100,516
1.875% 2/15/41	1,040,000	965,619
2.250% 8/15/49	873,900	842,560
U.S. Treasury Note
0.125% 3/31/23	5,480,600	5,476,772
0.125% 5/15/23	1,900,000	1,897,518
0.250% 11/15/23	2,000,000	1,998,828
0.250% 3/15/24	3,963,400	3,952,233
0.375% 4/30/25	2,043,600	2,017,308
0.750% 3/31/26	1,340,700	1,328,433
1.125% 2/15/31	1,131,700	1,068,208
1.250% 3/31/28	662,400	655,112
1.500% 11/30/21	8,388,400	8,468,773
		29,771,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,169,633)		29,771,880

TOTAL BONDS & NOTES (Cost $65,084,351)		64,336,900
	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	269,308	269,308

TOTAL MUTUAL FUNDS (Cost $269,308)		269,308

TOTAL LONG-TERM INVESTMENTS (Cost $161,346,938)		172,011,890

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$6,019,291	$6,019,291
U.S. Treasury Bill — 0.0%
U.S. Treasury Bill
0.016% 7/15/21 (i)	1,000	1,000
0.042% 7/15/21 (i)	2,000	2,000
0.043% 7/15/21 (i)	8,000	8,000
0.054% 7/15/21 (i)	10,000	9,999
0.089% 7/15/21 (i)	5,000	5,000
		25,999

TOTAL SHORT-TERM INVESTMENTS (Cost $6,045,287)		6,045,290

TOTAL INVESTMENTS — 106.6% (Cost $167,392,225) (j)		178,057,180

Other Assets/(Liabilities) — (6.6)%		(11,045,142)

NET ASSETS — 100.0%		$167,012,038

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $399,828 or 0.24% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $139,427 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $3,062,620 or 1.83% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $6,019,291. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $6,139,691.

(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 5 Year	6/30/21	5	$624,580	$(7,588)

Short
U.S. Treasury Note 10 Year	6/21/21	2	$(268,636)	$6,761
U.S. Treasury Ultra 10 Year	6/21/21	9	(1,339,716)	46,528
				$53,289

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Basic Materials — 1.2%
Chemicals — 0.3%
Axalta Coating Systems Ltd. (a)	9,943	$294,114
Iron & Steel — 0.9%
Steel Dynamics, Inc.	16,885	857,082
		1,151,196
Communications — 3.5%
Advertising — 2.0%
Omnicom Group, Inc.	25,990	1,927,159
Internet — 0.2%
Roku, Inc. (a)	618	201,326
Media — 0.6%
ViacomCBS, Inc. Class B	13,741	619,719
Telecommunications — 0.7%
Lumen Technologies, Inc.	49,489	660,678
		3,408,882
Consumer, Cyclical — 5.3%
Auto Manufacturers — 1.3%
Ford Motor Co. (a)	101,600	1,244,600
Auto Parts & Equipment — 0.4%
Autoliv, Inc.	3,893	361,270
Home Builders — 1.4%
D.R. Horton, Inc.	8,491	756,718
NVR, Inc. (a)	73	343,898
PulteGroup, Inc.	5,484	287,581
		1,388,197
Retail — 2.2%
McDonald’s Corp.	4,018	900,594
Walmart, Inc.	6,961	945,513
Yum! Brands, Inc.	2,592	280,403
		2,126,510
		5,120,577
Consumer, Non-cyclical — 29.7%
Agriculture — 2.1%
Altria Group, Inc.	18,429	942,828
Philip Morris International, Inc.	12,442	1,104,103
		2,046,931
Beverages — 4.3%
Brown-Forman Corp. Class B	13,274	915,508
The Coca-Cola Co.	23,756	1,252,179
Keurig Dr Pepper, Inc.	22,471	772,328
PepsiCo, Inc.	8,445	1,194,545
		4,134,560

	Number of Shares	Value
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	9,646	$1,474,970
Moderna, Inc. (a)	1,505	197,080
		1,672,050
Commercial Services — 2.7%
Booz Allen Hamilton Holding Corp.	3,252	261,883
Equifax, Inc.	4,994	904,563
Global Payments, Inc.	1,372	276,568
Rollins, Inc.	10,073	346,713
Verisk Analytics, Inc.	4,774	843,518
		2,633,245
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	5,119	403,531
The Procter & Gamble Co.	11,238	1,521,962
		1,925,493
Food — 2.0%
Campbell Soup Co.	5,819	292,521
General Mills, Inc.	8,293	508,527
Kellogg Co.	5,135	325,046
Mondelez International, Inc. Class A	13,338	780,673
		1,906,767
Health Care – Products — 3.1%
Danaher Corp.	9,432	2,122,955
PerkinElmer, Inc.	4,591	588,979
Varian Medical Systems, Inc. (a)	1,555	274,504
		2,986,438
Health Care – Services — 3.5%
Anthem, Inc.	5,372	1,928,279
Centene Corp. (a)	12,883	823,353
Quest Diagnostics, Inc.	2,712	348,058
UnitedHealth Group, Inc.	816	303,609
		3,403,299
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	4,288	596,246
Pharmaceuticals — 7.7%
AmerisourceBergen Corp.	8,559	1,010,561
Bristol-Myers Squibb Co.	52,967	3,343,807
Cigna Corp.	7,710	1,863,815
Jazz Pharmaceuticals PLC (a)	6,950	1,142,372
		7,360,555
		28,665,584
Energy — 2.9%
Oil & Gas — 2.9%
Devon Energy Corp.	129,863	2,837,506

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 29.6%
Banks — 3.0%
The Bank of New York Mellon Corp.	11,611	$549,084
Citigroup, Inc.	27,338	1,988,840
US Bancorp	5,787	320,079
		2,858,003
Diversified Financial Services — 7.4%
Ally Financial, Inc.	6,679	301,958
American Express Co.	2,126	300,701
BlackRock, Inc.	1,329	1,002,013
Capital One Financial Corp.	6,860	872,798
CME Group, Inc.	10,230	2,089,273
Franklin Resources, Inc.	9,994	295,822
Synchrony Financial	18,084	735,295
T. Rowe Price Group, Inc.	8,696	1,492,234
		7,090,094
Insurance — 13.8%
Aflac, Inc.	29,610	1,515,440
The Allstate Corp.	8,101	930,805
American International Group, Inc.	6,550	302,675
Arthur J Gallagher & Co.	9,205	1,148,508
Athene Holding Ltd. Class A (a)	7,977	402,041
Brown & Brown, Inc.	12,634	577,500
Equitable Holdings, Inc.	15,411	502,707
Everest Re Group Ltd.	1,719	425,985
Fidelity National Financial, Inc.	6,963	283,116
Globe Life, Inc.	7,628	737,094
The Hartford Financial Services Group, Inc.	5,387	359,798
Loews Corp.	11,037	565,977
Marsh & McLennan Cos., Inc.	11,557	1,407,643
MetLife, Inc.	18,647	1,133,551
Principal Financial Group, Inc.	10,816	648,527
The Progressive Corp.	16,928	1,618,486
Reinsurance Group of America, Inc.	3,390	427,309
Voya Financial, Inc.	5,631	358,357
		13,345,519
Private Equity — 0.8%
The Blackstone Group, Inc. Class A	10,925	814,240
Real Estate — 1.0%
CBRE Group, Inc. Class A (a)	11,929	943,703
Real Estate Investment Trusts (REITS) — 3.6%
AGNC Investment Corp.	16,770	281,065
Annaly Capital Management, Inc.	32,209	276,998
Apartment Income REIT Corp.	167	7,141
Apartment Investment and Management Co. Class A	167	1,025
Omega Healthcare Investors, Inc.	7,211	264,139

	Number of Shares	Value
Regency Centers Corp.	9,061	$513,849
Simon Property Group, Inc.	4,155	472,714
VEREIT, Inc.	9,257	357,505
VICI Properties, Inc. (b)	10,140	286,354
Vornado Realty Trust	10,166	461,435
WP Carey, Inc.	7,564	535,229
		3,457,454
		28,509,013
Industrial — 11.6%
Aerospace & Defense — 3.3%
General Dynamics Corp.	3,538	642,359
L3 Harris Technologies, Inc.	7,648	1,550,097
Raytheon Technologies Corp.	12,842	992,301
		3,184,757
Electrical Components & Equipment — 2.4%
Emerson Electric Co.	26,039	2,349,239
Electronics — 0.8%
Arrow Electronics, Inc. (a)	6,661	738,172
Machinery – Diversified — 1.7%
Dover Corp.	4,934	676,599
Westinghouse Air Brake Technologies Corp.	12,136	960,686
		1,637,285
Miscellaneous - Manufacturing — 1.3%
3M Co.	4,959	955,500
Illinois Tool Works, Inc.	1,360	301,267
		1,256,767
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	5,324	508,069
Knight-Swift Transportation Holdings, Inc.	6,408	308,161
United Parcel Service, Inc. Class B	6,957	1,182,621
		1,998,851
		11,165,071
Technology — 14.2%
Computers — 4.2%
Accenture PLC Class A	8,038	2,220,497
Dell Technologies C (a)	9,199	810,892
International Business Machines Corp.	7,450	992,787
		4,024,176
Semiconductors — 3.0%
Skyworks Solutions, Inc.	5,915	1,085,284
Texas Instruments, Inc.	9,446	1,785,200
		2,870,484
Software — 7.0%
Black Knight, Inc. (a)	8,892	657,919
Broadridge Financial Solutions, Inc.	1,891	289,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	13,843	$1,946,464
Fiserv, Inc. (a)	2,522	300,219
Oracle Corp.	16,853	1,182,575
Paychex, Inc.	9,686	949,422
Roper Technologies, Inc.	2,650	1,068,851
SS&C Technologies Holdings, Inc	5,088	355,499
		6,750,461
		13,645,121
Utilities — 0.6%
Electric — 0.6%
CenterPoint Energy, Inc.	24,347	551,459

TOTAL COMMON STOCK (Cost $87,205,994)		95,054,409

TOTAL EQUITIES (Cost $87,205,994)		95,054,409

MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
iShares Russell 1000 Value ETF	11,545	1,749,645

TOTAL MUTUAL FUNDS (Cost $1,702,830)		1,749,645

TOTAL LONG-TERM INVESTMENTS (Cost $88,908,824)		96,804,054
	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$390,168	390,168

TOTAL SHORT-TERM INVESTMENTS (Cost $390,168)		390,168

TOTAL INVESTMENTS — 100.8% (Cost $89,298,992) (d)		97,194,222

Other Assets/(Liabilities) — (0.8)%		(786,812)

NET ASSETS — 100.0%		$96,407,410

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $283,172 or 0.29% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $288,858 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $390,168. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $398,037.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 0.5%
Chemicals — 0.5%
Valvoline, Inc.	21,443	$559,019
Communications — 17.1%
Internet — 12.1%
Airbnb, Inc. Class A (a) (b)	2,045	384,337
Amazon.com, Inc. (a)	2,188	6,769,847
Booking Holdings, Inc. (a)	548	1,276,753
Facebook, Inc. Class A (a)	13,930	4,102,803
Netflix, Inc. (a)	2,950	1,538,897
Snap, Inc. Class A (a)	8,531	446,086
		14,518,723
Media — 1.7%
Comcast Corp. Class A	37,975	2,054,827
Telecommunications — 3.3%
Motorola Solutions, Inc.	8,574	1,612,341
Verizon Communications, Inc.	39,742	2,310,997
		3,923,338
		20,496,888
Consumer, Cyclical — 7.5%
Auto Manufacturers — 1.2%
General Motors Co.	26,320	1,512,347
Entertainment — 0.2%
Warner Music Group Corp. Class A	5,823	199,904
Home Builders — 0.9%
D.R. Horton, Inc.	12,412	1,106,157
Retail — 5.2%
CarMax, Inc. (a)	8,970	1,189,960
The Home Depot, Inc.	8,198	2,502,439
O’Reilly Automotive, Inc. (a)	2,054	1,041,892
Target Corp.	7,579	1,501,173
		6,235,464
		9,053,872
Consumer, Non-cyclical — 20.3%
Beverages — 1.5%
Constellation Brands, Inc. Class A	8,168	1,862,304
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	18,490	2,504,101
Food — 2.4%
The a2 Milk Co. Ltd. (a) (b)	30,160	179,010
Mondelez International, Inc. Class A	23,485	1,374,577
Sysco Corp.	16,465	1,296,454
		2,850,041

	Number of Shares	Value
Health Care – Products — 2.5%
Alcon, Inc. (a)	7,208	$505,857
Avantor, Inc. (a)	20,703	598,938
Thermo Fisher Scientific, Inc.	4,254	1,941,441
		3,046,236
Health Care – Services — 5.8%
HCA Healthcare, Inc.	16,044	3,021,727
UnitedHealth Group, Inc.	10,547	3,924,222
		6,945,949
Household Products & Wares — 0.4%
Reckitt Benckiser Group PLC	4,753	425,825
Pharmaceuticals — 5.6%
AstraZeneca PLC Sponsored ADR (b)	46,265	2,300,296
CVS Health Corp.	23,198	1,745,186
Eli Lilly and Co.	12,575	2,349,261
Neurocrine Biosciences, Inc. (a)	3,640	353,990
		6,748,733
		24,383,189
Energy — 1.8%
Oil & Gas — 1.2%
Cabot Oil & Gas Corp.	36,254	680,850
Valero Energy Corp.	10,782	771,991
		1,452,841
Pipelines — 0.6%
Magellan Midstream Partners LP (c)	17,255	748,177
		2,201,018
Financial — 16.3%
Banks — 3.9%
CIT Group, Inc.	5,802	298,861
JP Morgan Chase & Co.	28,362	4,317,547
		4,616,408
Diversified Financial Services — 6.0%
Capital One Financial Corp.	20,527	2,611,650
Intercontinental Exchange, Inc.	16,848	1,881,585
Mastercard, Inc. Class A	5,549	1,975,722
Rocket Cos., Inc. Class A (b)	33,734	778,918
		7,247,875
Insurance — 3.9%
Equitable Holdings, Inc.	80,724	2,633,217
The Progressive Corp.	21,994	2,102,846
		4,736,063
Real Estate Investment Trusts (REITS) — 2.5%
Prologis, Inc.	27,862	2,953,372
		19,553,718

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 10.9%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	4,952	$1,829,764
Building Materials — 0.9%
Vulcan Materials Co.	6,567	1,108,181
Electronics — 1.5%
Honeywell International, Inc.	6,019	1,306,545
Hubbell, Inc.	2,453	458,441
		1,764,986
Environmental Controls — 0.7%
Waste Connections, Inc.	7,657	826,803
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	4,960	1,150,075
Machinery – Diversified — 1.7%
Otis Worldwide Corp.	19,234	1,316,567
Rockwell Automation, Inc.	2,920	775,085
		2,091,652
Transportation — 3.6%
Union Pacific Corp.	7,356	1,621,336
United Parcel Service, Inc. Class B	15,968	2,714,400
		4,335,736
		13,107,197
Technology — 23.0%
Computers — 3.7%
Accenture PLC Class A	6,582	1,818,278
Amdocs Ltd.	9,914	695,467
Apple, Inc.	15,809	1,931,069
		4,444,814
Semiconductors — 7.6%
Applied Materials, Inc.	27,609	3,688,562
QUALCOMM, Inc.	23,137	3,067,735
Texas Instruments, Inc.	12,620	2,385,054
		9,141,351
Software — 11.7%
Fiserv, Inc. (a)	16,199	1,928,329
Microsoft Corp.	40,380	9,520,393
Snowflake, Inc. Class A (a)	626	143,529
Workday, Inc. Class A (a)	4,976	1,236,188
Zynga, Inc. Class A (a)	114,331	1,167,319
		13,995,758
		27,581,923
Utilities — 1.9%
Electric — 1.4%
FirstEnergy Corp.	49,354	1,712,090

	Number of Shares	Value
Water — 0.5%
American Water Works Co., Inc.	3,605	$540,462
		2,252,552

TOTAL COMMON STOCK (Cost $85,339,486)		119,189,376

TOTAL EQUITIES (Cost $85,339,486)		119,189,376

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)	643,628	643,628

TOTAL MUTUAL FUNDS (Cost $643,628)		643,628

TOTAL LONG-TERM INVESTMENTS (Cost $85,983,114)		119,833,004
	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$912,985	912,985

TOTAL SHORT-TERM INVESTMENTS (Cost $912,985)		912,985

TOTAL INVESTMENTS — 100.6% (Cost $86,896,099) (f)		120,745,989

Other Assets/(Liabilities) — (0.6)%		(746,853)

NET ASSETS — 100.0%		$119,999,136

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $3,540,223 or 2.95% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,983,090 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $912,985. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $931,340.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Basic Materials — 0.8%
Chemicals — 0.2%
FMC Corp.	4,830	$534,246
Mining — 0.6%
Newmont Corp.	23,383	1,409,294
		1,943,540
Communications — 21.1%
Internet — 19.2%
Alphabet, Inc. Class A (a)	2,863	5,904,995
Alphabet, Inc. Class C (a)	2,841	5,876,978
Amazon.com, Inc. (a)	5,664	17,524,869
eBay, Inc.	30,393	1,861,267
Facebook, Inc. Class A (a)	33,827	9,963,066
GoDaddy, Inc. Class A (a)	11,548	896,356
Match Group, Inc. (a)	9,474	1,301,538
Netflix, Inc. (a)	6,733	3,512,337
		46,841,406
Media — 1.9%
Altice USA, Inc. Class A (a)	30,432	989,953
Charter Communications, Inc. Class A (a)	4,100	2,529,782
The Walt Disney Co. (a)	5,673	1,046,782
		4,566,517
		51,407,923
Consumer, Cyclical — 12.4%
Apparel — 1.8%
NIKE, Inc. Class B	33,036	4,390,154
Auto Manufacturers — 2.8%
Tesla, Inc. (a)	10,110	6,752,772
Home Builders — 0.6%
D.R. Horton, Inc.	5,613	500,230
NVR, Inc. (a)	191	899,788
		1,400,018
Retail — 7.2%
AutoZone, Inc. (a)	1,294	1,817,164
Costco Wholesale Corp.	12,362	4,357,358
Lowe’s Cos., Inc.	22,429	4,265,547
McDonald’s Corp.	11,410	2,557,438
Starbucks Corp.	17,241	1,883,924
Walmart, Inc.	20,252	2,750,829
		17,632,260
		30,175,204

	Number of Shares	Value
Consumer, Non-cyclical — 19.4%
Beverages — 1.4%
Monster Beverage Corp. (a)	36,436	$3,318,955
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	7,051	1,078,168
Incyte Corp. (a)	13,657	1,109,904
Moderna, Inc. (a)	6,425	841,354
Regeneron Pharmaceuticals, Inc. (a)	2,653	1,255,240
Vertex Pharmaceuticals, Inc. (a)	12,514	2,689,134
		6,973,800
Commercial Services — 5.5%
FleetCor Technologies, Inc. (a)	2,376	638,265
Gartner, Inc. (a)	6,726	1,227,831
Global Payments, Inc.	4,156	837,766
MarketAxess Holdings, Inc.	2,075	1,033,184
PayPal Holdings, Inc. (a)	21,345	5,183,420
S&P Global, Inc.	6,827	2,409,044
Square, Inc. Class A (a)	9,073	2,060,025
		13,389,535
Health Care – Products — 4.1%
Align Technology, Inc. (a)	2,824	1,529,281
Avantor, Inc. (a)	29,217	845,248
Hologic, Inc. (a)	18,137	1,349,030
Thermo Fisher Scientific, Inc.	9,431	4,304,120
Varian Medical Systems, Inc. (a)	11,178	1,973,252
		10,000,931
Health Care – Services — 3.7%
DaVita, Inc. (a)	7,308	787,583
HCA Healthcare, Inc.	6,484	1,221,197
Molina Healthcare, Inc. (a)	2,188	511,467
UnitedHealth Group, Inc.	17,716	6,591,592
		9,111,839
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	69,908	4,413,292
		47,208,352
Energy — 0.1%
Pipelines — 0.1%
Cheniere Energy, Inc. (a)	3,930	282,999
Financial — 9.2%
Diversified Financial Services — 6.4%
Capital One Financial Corp.	2,339	297,591
Intercontinental Exchange, Inc.	14,180	1,583,623
Mastercard, Inc. Class A	16,779	5,974,163
Visa, Inc. Class A	36,058	7,634,560
		15,489,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.3%
Brown & Brown, Inc.	58,434	$2,671,018
RenaissanceRe Holdings Ltd.	1,604	257,041
Voya Financial, Inc.	4,404	280,271
		3,208,330
Private Equity — 0.4%
The Blackstone Group, Inc. Class A	13,434	1,001,236
Real Estate — 0.5%
CBRE Group, Inc. Class A (a)	14,774	1,168,771
Real Estate Investment Trusts (REITS) — 0.6%
VEREIT, Inc.	36,718	1,418,049
		22,286,323
Industrial — 3.3%
Aerospace & Defense — 1.3%
The Boeing Co.	1,219	310,504
Lockheed Martin Corp.	7,827	2,892,076
		3,202,580
Building Materials — 0.6%
Masco Corp.	26,293	1,574,951
Electrical Components & Equipment — 0.7%
Generac Holdings, Inc. (a)	5,086	1,665,411
Transportation — 0.7%
FedEx Corp.	5,633	1,599,997
		8,042,939
Technology — 33.5%
Computers — 6.9%
Apple, Inc.	120,849	14,761,706
Fortinet, Inc. (a)	11,024	2,033,046
		16,794,752
Office & Business Equipment — 1.1%
Zebra Technologies Corp. Class A (a)	5,613	2,723,315
Semiconductors — 8.1%
Advanced Micro Devices, Inc. (a)	24,827	1,948,920
Applied Materials, Inc.	21,882	2,923,435
KLA Corp.	6,588	2,176,675
Lam Research Corp.	4,928	2,933,343
NVIDIA Corp.	11,284	6,024,866
Qorvo, Inc. (a)	5,206	951,136
QUALCOMM, Inc.	20,837	2,762,778
		19,721,153
Software — 17.4%
Adobe, Inc. (a)	15,812	7,516,550
CDK Global, Inc.	9,142	494,217
Datadog, Inc. Class A (a)	5,564	463,704
Fiserv, Inc. (a)	9,083	1,081,240
Microsoft Corp.	101,472	23,924,053

	Number of Shares	Value
MSCI, Inc.	2,647	$1,109,834
Paycom Software, Inc. (a)	3,235	1,197,144
salesforce.com, Inc. (a)	16,054	3,401,361
SS&C Technologies Holdings, Inc	23,095	1,613,648
Zoom Video Communications, Inc. Class A (a)	4,286	1,377,049
		42,178,800
		81,418,020

TOTAL COMMON STOCK (Cost $198,831,660)		242,765,300

TOTAL EQUITIES (Cost $198,831,660)		242,765,300

TOTAL LONG-TERM INVESTMENTS (Cost $198,831,660)		242,765,300
	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (b)	$673,882	673,882

TOTAL SHORT-TERM INVESTMENTS (Cost $673,882)		673,882

TOTAL INVESTMENTS — 100.1% (Cost $199,505,542) (c)		243,439,182

Other Assets/(Liabilities) — (0.1)%		(126,837)

NET ASSETS — 100.0%		$243,312,345

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $673,882. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $687,442.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Basic Materials — 2.7%
Chemicals — 0.5%
Diversey Holdings Ltd. (a)	121,748	$1,790,913
Mining — 2.2%
Compass Minerals International, Inc.	58,270	3,654,695
Kaiser Aluminum Corp.	38,208	4,221,984
		7,876,679
		9,667,592
Communications — 2.8%
Internet — 2.3%
Overstock.com, Inc. (a)	57,931	3,838,508
Q2 Holdings, Inc. (a) (b)	42,264	4,234,853
		8,073,361
Telecommunications — 0.5%
EchoStar Corp. Class A (a)	72,993	1,751,832
		9,825,193
Consumer, Cyclical — 13.4%
Apparel — 0.5%
Carter’s, Inc.	18,847	1,676,064
Auto Parts & Equipment — 3.1%
Allison Transmission Holdings, Inc.	46,192	1,886,019
Dorman Products, Inc. (a)	41,946	4,305,338
Visteon Corp. (a)	37,793	4,608,856
		10,800,213
Entertainment — 0.7%
Cedar Fair LP (c)	51,511	2,559,066
Retail — 9.1%
AutoNation, Inc. (a)	84,726	7,898,158
BJ’s Wholesale Club Holdings, Inc. (a)	107,319	4,814,330
Denny’s Corp. (a)	221,693	4,014,860
Foot Locker, Inc.	39,245	2,207,531
Jack in the Box, Inc.	40,829	4,482,208
Suburban Propane Partners LP (c)	244,524	3,623,846
Texas Roadhouse, Inc.	51,547	4,945,419
		31,986,352
		47,021,695
Consumer, Non-cyclical — 25.0%
Biotechnology — 4.0%
ADC Therapeutics SA (a) (b)	25,908	632,414
Avid Bioservices, Inc. (a)	63,475	1,157,149
Axsome Therapeutics, Inc. (a) (b)	13,824	782,715
Emergent BioSolutions, Inc. (a)	50,002	4,645,686
NeoGenomics, Inc. (a)	67,296	3,245,686
Twist Bioscience Corp. (a)	21,315	2,640,076

	Number of Shares	Value
Zai Lab Ltd. ADR (a)	7,527	$1,004,328
		14,108,054
Commercial Services — 6.2%
ASGN, Inc. (a)	78,543	7,496,144
Korn Ferry	120,759	7,531,739
Monro, Inc.	82,851	5,451,596
Paya Holdings, Inc. Class A (a)	131,770	1,444,199
		21,923,678
Food — 2.4%
BellRing Brands, Inc. Class A (a)	158,004	3,730,474
The Simply Good Foods Co. (a)	157,283	4,784,549
		8,515,023
Health Care – Products — 6.0%
Adaptive Biotechnologies Corp. (a)	33,171	1,335,465
AtriCure, Inc. (a)	61,990	4,061,585
BioLife Solutions, Inc. (a)	46,060	1,658,160
Inspire Medical Systems, Inc. (a)	21,365	4,422,341
iRhythm Technologies, Inc. (a)	12,154	1,687,704
OraSure Technologies, Inc. (a)	148,882	1,737,453
Repligen Corp. (a)	10,498	2,040,916
Tandem Diabetes Care, Inc. (a)	45,573	4,021,817
		20,965,441
Health Care – Services — 4.6%
Addus HomeCare Corp. (a)	43,177	4,515,883
LHC Group, Inc. (a)	27,259	5,212,193
Ortho Clinical Diagnostics Holdings PLC (a)	88,756	1,712,547
Tenet Healthcare Corp. (a)	87,415	4,545,580
		15,986,203
Household Products & Wares — 1.3%
ACCO Brands Corp.	530,351	4,476,162
Pharmaceuticals — 0.5%
Collegium Pharmaceutical, Inc. (a)	76,067	1,802,788
		87,777,349
Energy — 1.5%
Oil & Gas — 1.0%
CNX Resources Corp. (a)	234,396	3,445,621
Pipelines — 0.5%
Noble Midstream Partners LP (c)	116,656	1,691,512
		5,137,133
Financial — 19.2%
Banks — 5.5%
The Bank of NT Butterfield & Son Ltd.	112,534	4,301,049
BankUnited, Inc.	98,432	4,326,086
Cathay General Bancorp	83,165	3,391,469
Heritage Financial Corp.	99,419	2,807,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Signature Bank	12,091	$2,733,775
Silvergate Capital Corp. Class A (a)	12,363	1,757,648
		19,317,620
Diversified Financial Services — 3.7%
Federated Hermes, Inc.	97,497	3,051,656
Focus Financial Partners, Inc. Class A (a)	97,642	4,063,860
Stifel Financial Corp.	91,501	5,861,554
		12,977,070
Real Estate Investment Trusts (REITS) — 4.2%
DiamondRock Hospitality Co. (a)	326,133	3,359,170
EPR Properties	68,511	3,191,927
Four Corners Property Trust, Inc.	173,229	4,746,475
National Storage Affiliates Trust	88,158	3,520,149
		14,817,721
Savings & Loans — 5.8%
Berkshire Hills Bancorp, Inc.	84,406	1,883,942
OceanFirst Financial Corp.	122,480	2,932,171
Pacific Premier Bancorp, Inc.	102,461	4,450,906
Sterling Bancorp	195,659	4,504,070
WSFS Financial Corp.	130,872	6,516,117
		20,287,206
		67,399,617
Industrial — 17.5%
Building Materials — 2.2%
Masonite International Corp. (a)	34,178	3,938,673
Summit Materials, Inc. Class A (a)	141,141	3,954,771
		7,893,444
Electrical Components & Equipment — 1.9%
Energizer Holdings, Inc.	70,276	3,335,299
EnerSys	35,445	3,218,406
		6,553,705
Electronics — 1.6%
Atkore ,Inc. (a)	76,412	5,494,023
Engineering & Construction — 3.5%
Comfort Systems USA, Inc.	30,107	2,251,100
KBR, Inc.	140,916	5,409,765
TopBuild Corp. (a)	22,129	4,634,477
		12,295,342
Environmental Controls — 0.4%
US Ecology, Inc. (a)	37,583	1,564,956
Machinery – Diversified — 1.4%
Chart Industries, Inc. (a)	20,911	2,976,681
Curtiss-Wright Corp.	15,847	1,879,454
		4,856,135
Metal Fabricate & Hardware — 3.0%
Rexnord Corp.	163,050	7,678,025

	Number of Shares	Value
Valmont Industries, Inc.	12,044	$2,862,497
		10,540,522
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	46,240	3,942,885
Packaging & Containers — 0.8%
Silgan Holdings, Inc.	63,117	2,652,807
Transportation — 1.6%
CryoPort, Inc. (a) (b)	63,180	3,285,992
Hub Group, Inc. Class A (a)	33,528	2,255,764
		5,541,756
		61,335,575
Technology — 12.4%
Computers — 2.5%
CACI International, Inc. Class A (a)	17,432	4,299,777
Perspecta, Inc.	154,241	4,480,701
		8,780,478
Semiconductors — 4.5%
Allegro MicroSystems, Inc. (a)	71,858	1,821,601
Brooks Automation, Inc.	65,771	5,370,202
MKS Instruments, Inc.	25,479	4,724,316
Semtech Corp. (a)	59,125	4,079,625
		15,995,744
Software — 5.4%
1Life Healthcare, Inc. (a)	56,803	2,219,861
Bottomline Technologies de, Inc. (a)	91,490	4,139,922
Envestnet, Inc. (a)	28,470	2,056,388
Everbridge, Inc. (a)	12,371	1,499,118
j2 Global, Inc. (a)	61,710	7,396,561
Olo, Inc. Class A (a)	60,725	1,602,533
		18,914,383
		43,690,605
Utilities — 4.6%
Electric — 2.6%
Avista Corp.	110,834	5,292,323
Evoqua Water Technologies Corp. (a)	153,300	4,031,790
		9,324,113
Gas — 2.0%
National Fuel Gas Co.	94,964	4,747,250
Northwest Natural Holding Co.	42,149	2,273,939
		7,021,189
		16,345,302

TOTAL COMMON STOCK (Cost $268,629,779)		348,200,061

TOTAL EQUITIES (Cost $268,629,779)		348,200,061

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (d)	618,530	$618,530

TOTAL MUTUAL FUNDS (Cost $618,530)		618,530

TOTAL LONG-TERM INVESTMENTS (Cost $269,248,309)		348,818,591
	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$3,895,360	3,895,360

TOTAL SHORT-TERM INVESTMENTS (Cost $3,895,360)		3,895,360

TOTAL INVESTMENTS — 100.4% (Cost $273,143,669) (f)		352,713,951

Other Assets/(Liabilities) — (0.4)%		(1,424,102)

NET ASSETS — 100.0%		$351,289,849

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $5,806,645 or 1.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,314,732 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $3,895,360. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $3,973,346.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Cayman Islands — 6.5%
Farfetch Ltd. Class A (a)	101,917	$5,403,639
JD.com, Inc. ADR (a)	170,188	14,351,954
StoneCo Ltd. Class A (a)	47,317	2,896,747
		22,652,340
Denmark — 0.3%
Ambu A/S Class B	18,887	887,142
Ascendis Pharma A/S ADR (a)	1,434	184,814
		1,071,956
France — 8.3%
Dassault Systemes SE	4,926	1,053,922
Kering SA	12,668	8,746,769
LVMH Moet Hennessy Louis Vuitton SE	28,730	19,145,426
		28,946,117
Germany — 2.3%
SAP SE	66,426	8,135,460
India — 3.7%
DLF Ltd.	1,943,300	7,644,313
ICICI Bank Ltd. Sponsored ADR (a)	328,818	5,270,953
		12,915,266
Italy — 0.3%
Brunello Cucinelli SpA (a) (b)	21,354	919,288
Japan — 14.8%
Capcom Co. Ltd.	122,400	3,990,630
FANUC Corp.	16,600	3,950,554
Keyence Corp.	18,200	8,307,328
Murata Manufacturing Co. Ltd.	119,630	9,645,243
Nidec Corp.	105,500	12,887,385
Omron Corp.	62,100	4,866,804
Takeda Pharmaceutical Co. Ltd.	51,108	1,846,690
TDK Corp.	43,900	6,122,124
		51,616,758
Netherlands — 3.7%
Airbus SE (a)	86,430	9,789,532
ASML Holding NV	3,510	2,140,885
uniQure NV (a)	28,503	960,266
		12,890,683
Spain — 1.3%
Industria de Diseno Textil SA	133,210	4,391,008
Sweden — 3.4%
Assa Abloy AB Class B	176,819	5,077,711
Atlas Copco AB Class A	110,456	6,725,281
		11,802,992

	Number of Shares	Value
Switzerland — 0.5%
Zur Rose Group AG (a)	4,774	$1,793,390
United Kingdom — 1.3%
Prudential PLC	213,412	4,524,232
United States — 53.2%
Adobe, Inc. (a)	28,777	13,679,722
Agilent Technologies, Inc.	51,283	6,520,121
Alphabet, Inc. Class A (a)	16,988	35,038,090
Amazon.com, Inc. (a)	1,018	3,149,773
Analog Devices, Inc.	4,763	738,646
Avantor, Inc. (a)	162,255	4,694,037
Blueprint Medicines Corp. (a)	18,396	1,788,643
Boston Scientific Corp. (a)	46,279	1,788,683
Castle Biosciences, Inc. (a)	11,236	769,217
Charles River Laboratories International, Inc. (a)	5,206	1,508,855
Dun & Bradstreet Holdings, Inc. (a)	19,399	461,890
Electronic Arts, Inc.	21,805	2,951,743
Equifax, Inc.	28,944	5,242,627
Facebook, Inc. Class A (a)	56,632	16,679,823
Fate Therapeutics, Inc. (a)	8,195	675,678
Fidelity National Information Services, Inc.	32,532	4,574,325
Illumina, Inc. (a)	6,178	2,372,723
Intuit, Inc.	38,253	14,653,194
Ionis Pharmaceuticals, Inc. (a)	34,262	1,540,420
IQVIA Holdings, Inc. (a)	9,844	1,901,270
Marriott International, Inc. Class A	3,471	514,090
Maxim Integrated Products, Inc.	107,507	9,822,915
Microsoft Corp.	15,116	3,563,899
Nuance Communications, Inc. (a)	51,733	2,257,628
PayPal Holdings, Inc. (a)	38,607	9,375,324
Pegasystems, Inc.	16,318	1,865,800
Phathom Pharmaceuticals, Inc. (a) (b)	31,030	1,165,487
Qualtrics International Inc (a)	6,908	227,342
S&P Global, Inc.	41,974	14,811,365
Sage Therapeutics, Inc. (a)	12,452	932,032
Twist Bioscience Corp. (a)	1,607	199,043
United Parcel Service, Inc. Class B	38,455	6,536,965
Veracyte, Inc. (a)	45,781	2,460,729
Visa, Inc. Class A	16,991	3,597,504
The Walt Disney Co. (a)	39,981	7,377,294
		185,436,897

TOTAL COMMON STOCK (Cost $151,202,770)		347,096,387

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	$14,892

TOTAL PREFERRED STOCK (Cost $22,479)		14,892

TOTAL EQUITIES (Cost $151,225,249)		347,111,279

TOTAL LONG-TERM INVESTMENTS (Cost $151,225,249)		347,111,279
	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$2,899,204	2,899,204

TOTAL SHORT-TERM INVESTMENTS (Cost $2,899,204)		2,899,204

TOTAL INVESTMENTS — 100.4% (Cost $154,124,453) (d)		350,010,483

Other Assets/(Liabilities) — (0.4)%		(1,503,382)

NET ASSETS — 100.0%		$348,507,101

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $438,929 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $450,641 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $2,899,204. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,957,281.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Communications	23.5%
Industrial	23.1%
Technology	20.0%
Consumer, Non-cyclical	16.8%
Consumer, Cyclical	10.2%
Financial	6.0%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%
COMMON STOCK — 96.3%
Australia — 1.0%
Challenger Ltd.	64,000	$312,597
Lendlease Corp Ltd.	32,000	314,913
Macquarie Group Ltd.	5,400	626,105
Santos Ltd.	74,500	403,155
		1,656,770
Belgium — 0.7%
Anheuser-Busch InBev SA	2,100	132,396
Groupe Bruxelles Lambert SA	4,200	434,392
KBC Group NV (a)	8,200	595,445
		1,162,233
Canada — 5.4%
The Bank of Nova Scotia	35,936	2,248,180
Canadian National Railway Co.	32,038	3,718,009
Intact Financial Corp.	25,612	3,138,576
		9,104,765
Cayman Islands — 0.6%
CK Asset Holdings Ltd.	63,500	385,989
CK Hutchison Holdings Ltd.	88,200	703,754
		1,089,743
Denmark — 0.1%
AP Moller - Maersk A/S Class B	90	209,403
France — 11.1%
Arkema SA	2,900	351,453
AXA SA	90,586	2,428,679
Capgemini SE	15,185	2,584,654
Dassault Aviation SA (a)	160	178,097
Engie SA (a)	62,400	886,060
LVMH Moet Hennessy Louis Vuitton SE	1,970	1,312,791
Rexel SA (a)	17,400	344,943
Sanofi	8,000	790,703
Schneider Electric SE	16,246	2,482,157
TOTAL SE (b)	53,806	2,505,950
Ubisoft Entertainment SA (a)	4,100	311,995
Veolia Environnement SA	22,400	574,696
Vinci SA	38,546	3,950,165
		18,702,343
Germany — 4.6%
Allianz SE Registered	1,960	498,977
BASF SE	4,800	398,671
Bayer AG Registered	2,900	183,514
Deutsche Boerse AG	3,280	545,184
Deutsche Post AG Registered	9,900	542,409
Fresenius SE & Co. KGaA	15,500	690,409

	Number of Shares	Value
HeidelbergCement AG	9,000	$817,409
Infineon Technologies AG	12,500	530,129
Merck KGaA	9,389	1,605,367
SAP SE	5,200	636,865
Siemens AG Registered	5,260	863,803
Siemens Energy AG (a)	8,780	315,189
Talanx AG (a)	4,500	190,837
		7,818,763
Hong Kong — 3.0%
AIA Group Ltd.	415,155	5,050,569
Ireland — 3.9%
AIB Group PLC (a)	103,900	270,148
DCC PLC	6,800	589,822
Linde PLC	1,270	355,778
Linde PLC (a)	16,008	4,483,406
Ryanair Holdings PLC Sponsored ADR (a)	1,800	207,000
Smurfit Kappa Group PLC	14,000	659,490
		6,565,644
Israel — 0.3%
Check Point Software Technologies Ltd. (a)	3,890	435,563
Italy — 0.4%
Mediobanca Banca di Credito Finanziario SpA (a)	38,800	431,634
Prysmian SpA	7,600	247,458
		679,092
Japan — 18.4%
Astellas Pharma, Inc.	283,350	4,374,973
Chugai Pharmaceutical Co. Ltd.	35,430	1,441,918
Denka Co. Ltd.	8,700	347,031
FANUC Corp.	2,200	523,567
Fujitsu Ltd.	2,800	406,402
Hitachi Ltd. (b)	11,900	540,576
Japan Airlines Co. Ltd. (a)	9,900	222,110
Kao Corp.	54,450	3,607,082
KDDI Corp.	139,020	4,271,690
Kirin Holdings Co. Ltd.	126,340	2,422,404
Kyocera Corp.	7,500	477,533
Matsumotokiyoshi Holdings Co. Ltd.	5,200	232,187
Nintendo Co. Ltd.	1,200	671,697
Olympus Corp.	30,700	636,853
ORIX Corp.	43,400	734,903
Rakuten, Inc.	49,600	591,100
Sega Sammy Holdings, Inc.	20,000	312,800
Seven & i Holdings Co. Ltd.	20,400	824,409
Shiseido Co. Ltd.	45,680	3,077,212
Sony Corp.	12,600	1,326,546

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Square Enix Holdings Co. Ltd.	5,700	$317,170
Sumitomo Mitsui Financial Group, Inc.	18,400	669,079
Sysmex Corp.	11,850	1,280,343
Toshiba Corp.	18,700	633,574
Toyota Industries Corp.	10,200	912,060
		30,855,219
Luxembourg — 0.3%
ArcelorMittal SA (a)	19,900	577,476
Netherlands — 6.3%
Airbus SE (a)	900	101,939
ASML Holding NV	890	542,846
EXOR NV	2,600	220,141
Heineken Holding NV	7,300	649,829
Heineken NV	41,467	4,261,374
Koninklijke Philips NV (a)	75,528	4,312,158
NXP Semiconductor NV	2,300	463,082
		10,551,369
Norway — 0.3%
Mowi ASA	18,600	461,427
Singapore — 0.4%
DBS Group Holdings, Ltd.	29,300	632,058
Spain — 3.7%
Iberdrola SA	218,204	2,813,202
Industria de Diseno Textil SA	98,099	3,233,642
Siemens Gamesa Renewable Energy SA	2,800	108,399
		6,155,243
Sweden — 2.7%
Assa Abloy AB Class B	115,945	3,329,592
Essity AB Class B (b)	6,700	211,680
Investor AB Class B	6,400	510,431
Lundin Energy AB	2,800	87,990
Volvo AB Class B (a)	16,100	407,365
		4,547,058
Switzerland — 10.8%
ABB Ltd. Registered	19,000	577,879
Alcon, Inc. (a)	7,600	532,119
Cie Financiere Richemont SA Registered	2,900	278,475
Nestle SA Registered	41,008	4,570,560
Novartis AG Registered	55,304	4,724,223
Roche Holding AG	13,691	4,425,473
Temenos Group AG Registered	14,147	2,036,204
UBS Group AG Registered	61,700	955,317
		18,100,250

	Number of Shares	Value
United Kingdom — 22.3%
Ashtead Group PLC	5,900	$352,042
AstraZeneca PLC	25,844	2,577,157
Aviva PLC	136,800	770,128
BAE Systems PLC	414,116	2,882,785
Barratt Developments PLC (a)	21,000	216,279
BHP Group PLC ADR	3,200	185,152
The British Land Co. PLC	73,900	513,816
Bunzl PLC	8,800	281,785
Compass Group PLC (a)	128,788	2,595,893
Diageo PLC	96,859	3,983,413
Entain PLC (a)	18,979	397,324
Experian PLC	52,880	1,821,632
Glencore PLC (a)	56,100	219,799
Imperial Brands PLC	19,000	390,899
Inchcape PLC (a)	30,956	320,788
Informa PLC (a)	28,000	216,171
Kingfisher PLC (a)	49,300	216,373
Liberty Global PLC Class C (a)	18,000	459,720
National Grid PLC	282,719	3,371,790
Persimmon PLC	11,700	474,395
Prudential PLC	102,917	2,181,791
Reckitt Benckiser Group PLC	46,118	4,131,752
Smith & Nephew PLC	220,014	4,154,436
Tesco PLC	189,000	596,466
Unilever PLC	59,857	3,339,728
Unilever PLC	15,600	870,580
		37,522,094

TOTAL COMMON STOCK (Cost $144,806,785)		161,877,082

TOTAL EQUITIES (Cost $144,806,785)		161,877,082

MUTUAL FUNDS — 1.3%
United States — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	2,209,185	2,209,185

TOTAL MUTUAL FUNDS (Cost $2,209,185)		2,209,185

TOTAL LONG-TERM INVESTMENTS (Cost $147,015,970)		164,086,267

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$5,696,936	$5,696,936

TOTAL SHORT-TERM INVESTMENTS (Cost $5,696,936)		5,696,936

TOTAL INVESTMENTS — 101.0% (Cost $152,712,906) (e)		169,783,203

Other Assets/(Liabilities) — (1.0)%		(1,689,164)

NET ASSETS — 100.0%		$168,094,039

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $2,712,092 or 1.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $643,603 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $5,696,936. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $5,810,964.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	40.2%
Financial	14.5%
Industrial	13.3%
Consumer, Cyclical	8.3%
Technology	4.9%
Utilities	4.5%
Basic Materials	4.5%
Communications	3.3%
Energy	2.4%
Mutual Funds	1.3%
Diversified	0.4%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%
COMMON STOCK — 94.4%
Bermuda — 1.1%
Credicorp Ltd.	8,246	$1,126,156
Jardine Strategic Holdings Ltd. (a)	26,871	889,203
		2,015,359
Brazil — 3.5%
Ambev SA	316,139	858,779
B3 SA - Brasil Bolsa Balcao	156,426	1,517,946
Vale SA Sponsored ADR	248,466	4,318,339
		6,695,064
Cayman Islands — 26.6%
Alibaba Group Holding Ltd. (b)	1,700	48,107
Alibaba Group Holding Ltd. Sponsored ADR (b)	23,156	5,250,160
Baidu, Inc. Sponsored ADR (b)	2,249	489,270
BeiGene Ltd. (b)	6,024	2,096,834
Blue Moon Group Holdings Ltd. (b) (c)	214,960	309,143
Budweiser Brewing Co. APAC Ltd. (c)	391,400	1,169,783
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	70,000	335,811
Huazhu Group Ltd. ADR (a) (b)	122,097	6,703,125
Innovent Biologics, Inc. (b) (c)	81,500	832,011
JD.com, Inc. ADR (b)	18,265	1,540,287
Kuaishou Technology (b) (c)	52,900	1,837,255
Meituan Class B (b) (c)	71,600	2,758,338
NetEase, Inc. ADR	19,980	2,063,135
New Horizon Health Ltd. (b) (c)	41,000	306,415
New Oriental Education & Technology Group, Inc. Sponsored ADR (b)	129,852	1,817,928
OneConnect Financial Technology Co. Ltd. (a) (b)	63,182	933,830
Pagseguro Digital Ltd. Class A (b)	14,073	651,580
Pinduoduo, Inc. ADR (b)	13,099	1,753,694
TAL Education Group Sponsored ADR (b)	5,553	299,029
Tencent Holdings Ltd.	155,490	12,258,361
Tencent Music Entertainment Group ADR (b)	18,047	369,783
Wuxi Biologics Cayman, Inc. (b) (c)	215,500	2,718,320
ZTO Express Cayman, Inc. (b)	8,520	242,204
ZTO Express Cayman, Inc. ADR	129,640	3,779,006
		50,563,409
Chile — 0.9%
Falabella SA	367,770	1,670,301

	Number of Shares	Value
China — 4.0%
Contemporary Amperex Technology Co. Ltd. Class A	4,000	$197,684
Gree Electric Appliances, Inc. of Zhuhai Class A	78,800	754,056
Jiangsu Hengrui Medicine Co. Ltd. Class A	159,838	2,251,095
Ping An Insurance Group Co. of China Ltd. Class A	339,771	4,086,876
Remegen Co. Ltd. (b) (c)	19,231	240,064
		7,529,775
Colombia — 0.4%
Grupo Aval Acciones y Valores SA (a)	106,654	663,388
Egypt — 0.6%
Commercial International Bank Egypt SAE	313,651	1,157,421
France — 5.0%
Kering SA	10,640	7,346,513
LVMH Moet Hennessy Louis Vuitton SE	148	98,626
Pernod Ricard SA	11,121	2,087,652
		9,532,791
Hong Kong — 3.7%
AIA Group Ltd.	582,200	7,082,755
India — 13.8%
Godrej Properties Ltd. (b)	25,220	485,484
Havells India Ltd.	13,039	188,297
HDFC Bank Ltd. (b)	50,838	1,035,121
Housing Development Finance Corp. Ltd.	268,454	9,228,078
Infosys Ltd.	131,698	2,468,969
Kotak Mahindra Bank Ltd. (b)	256,607	6,178,552
Oberoi Realty Ltd. (b)	99,570	791,774
Tata Consultancy Services Ltd.	112,435	4,889,871
Zee Entertainment Enterprises Ltd.	353,109	980,733
		26,246,879
Indonesia — 1.0%
Bank Central Asia Tbk PT	592,400	1,269,644
Bank Rakyat Indonesia Persero Tbk PT	312,900	94,954
Indocement Tunggal Prakarsa Tbk PT	415,535	350,856
Semen Indonesia Persero Tbk PT	378,900	272,656
		1,988,110
Italy — 1.5%
Moncler SpA (b)	5,171	297,040
PRADA SpA (b)	422,000	2,638,572
		2,935,612

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Luxembourg — 0.2%
InPost SA (b)	21,557	$353,056
Mexico — 6.0%
Alsea SAB de CV (b)	294,101	434,831
Fomento Economico Mexicano SAB de CV	380,454	2,866,504
Fomento Economico Mexicano SAB de CV Sponsored ADR	8,394	632,320
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	49,175	873,335
Grupo Mexico SAB de CV Series B	909,086	4,791,943
Wal-Mart de Mexico SAB de CV	568,793	1,796,306
		11,395,239
Netherlands — 2.8%
Yandex NV Class A (b)	84,340	5,402,820
Philippines — 2.2%
Ayala Land, Inc.	1,838,400	1,300,984
SM Investments Corp.	108,010	2,137,942
SM Prime Holdings, Inc.	952,057	686,777
		4,125,703
Republic of Korea — 2.1%
Samsung Biologics Co. Ltd. (b) (c)	4,189	2,777,077
Samsung Electronics Co. Ltd.	16,517	1,193,042
		3,970,119
Russia — 4.8%
Novatek PJSC Sponsored GDR Registered	1,286	253,985
Novatek PJSC Sponsored GDR Registered	35,732	7,060,542
Polyus PJSC (b)	5,350	986,223
Polyus PJSC GDR (c) (d)	4,797	441,564
Polyus PJSC GDR (c) (d)	243	22,368
Sberbank of Russia PJSC	102,430	394,048
		9,158,730
South Africa — 0.6%
FirstRand Ltd. (a)	322,438	1,126,872
Switzerland — 1.8%
Cie Financiere Richemont SA Registered	35,022	3,363,016
Taiwan — 7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	708,000	14,721,738
Turkey — 0.3%
Akbank TAS	915,931	519,501
United Kingdom — 0.4%
Prudential PLC	36,078	764,836

	Number of Shares	Value
United States — 3.3%
Yum China Holdings, Inc.	104,501	$6,187,504

TOTAL COMMON STOCK (Cost $142,622,544)		179,169,998

PREFERRED STOCK — 3.0%
Brazil — 1.7%
Banco Bradesco SA 3.340%	221,200	1,052,032
Lojas Americanas SA 0.640%	534,872	2,124,797
		3,176,829
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	742,906	19,306
Singapore — 1.3%
Grab Holdings, Inc., Series H (Acquired 6/18/19, Cost $2,438,401) (b) (d) (e) (f)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $6,662,039)		5,634,536

TOTAL EQUITIES (Cost $149,284,583)		184,804,534

MUTUAL FUNDS — 1.1%
United States — 1.1%
State Street Navigator Securities Lending Prime Portfolio (g)	2,127,537	2,127,537

TOTAL MUTUAL FUNDS (Cost $2,127,537)		2,127,537

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23 (b)	68,286	26,009

TOTAL WARRANTS (Cost $0)		26,009

TOTAL LONG-TERM INVESTMENTS (Cost $151,412,120)		186,958,080

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$2,342,819	$2,342,819

TOTAL SHORT-TERM INVESTMENTS (Cost $2,342,819)		2,342,819

TOTAL INVESTMENTS — 99.7% (Cost $153,754,939) (i)		189,300,899

Other Assets/(Liabilities) — 0.3%		630,585

NET ASSETS — 100.0%		$189,931,484

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $5,067,884 or 2.67% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,119,993 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $13,748,149 or 7.24% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $2,902,333 or 1.53% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $2,438,401 or 1.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $2,342,819. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,389,691.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	21.7%
Consumer, Cyclical	19.2%
Communications	17.2%
Technology	13.8%
Consumer, Non-cyclical	11.4%
Basic Materials	5.6%
Industrial	4.6%
Energy	3.9%
Mutual Funds	1.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$—	$393,840,997
Repurchase agreements, at value (Note 2) (b)	36,572,181	3,602,981
Other short-term investments, at value (Note 2) (c)	250,930,456	999,863
Total investments (d)	287,502,637	398,443,841
Cash	—	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	—	3,509,775
Delayed delivery	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	7,839,025	416,567
Collateral pledged for open swap agreements (Note 2)	—	—
Investment adviser (Note 3)	115,348	—
Variation margin on open derivative instruments (Note 2)	—	195,675
Interest and dividends	5,477	2,042,258
Interest tax reclaim	—	713
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	16,712	61,866
Total assets	295,479,199	404,670,695
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	1,857,403
Collateral held for open swap agreements (Note 2)	—	—
Collateral held for open purchased options (Note 2)	—	689,000
Written options outstanding, at value (Note 2) (f)	—	—
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares repurchased	8,182,383	5,531,655
Collateral held for securities on loan (Note 2) (g)	—	—
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	49,130	54,163
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	54,872	64,128
Investment advisory fees	94,101	128,542
Service fees	—	39,537
Distribution fees	—	5,189
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	32,719	45,105
Total liabilities	8,413,205	8,414,722
Net assets	$287,065,994	$396,255,973
Net assets consist of:
Paid-in capital	$287,108,580	$419,979,520
Accumulated Gain (Loss)	(42,586)	(23,723,547)
Net assets	$287,065,994	$396,255,973

(a)	Cost of investments:	$—	$389,001,372
(b)	Cost of repurchase agreements:	$36,572,181	$3,602,981
(c)	Cost of other short-term investments:	$250,930,456	$999,873
(d)	Securities on loan with market value of:	$—	$—
(e)	Cost of foreign currency:	$—	$—
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$328,746,859	$1,278,063,073	$214,311,671	$576,366,978	$172,011,890
1,187,731	8,453,994	3,337,204	6,638,274	6,019,291
55,445,254	162,450,676	23,993,813	8,999,754	25,999
385,379,844	1,448,967,743	241,642,688	592,005,006	178,057,180
2,285,441	—	19,300	75,064	23,169
—	—	3,327	—	—

—	5,926,881	394,726	744,796	1,603,925
—	72,213,502	316,547	—	7,168,739
—	—	79,728	—	—
110,655	1,345,096	16,792	95,050	21,490
1,390,000	—	—	—	—
—	—	—	—	3
12,618	—	—	—	2,773
341,629	6,461,185	1,367,401	7,706,544	302,824
—	—	415	—	—
893,060	—	—	—	—
58,245	53,998	56,982	52,185	59,823
390,471,492	1,534,968,405	243,897,906	600,678,645	187,239,926

6,072,287	3,468,979	1,144,923	11,196,660	1,340,538
—	233,709,964	18,831,197	2,325,000	18,349,092
270,000	—	—	—	—
1,440,000	3,489,000	630,000	—	—
—	—	39,155	—	—
—	—	89,952	—	—
189,680	—	—	—	—
2,228,295	6,740,948	975,171	2,580,754	69,711
—	—	—	—	269,308
1,730,333	—	—	—	—
29,642	147,409	19,699	33,127	15,703
—	379,091	95,006	—	—

50,591	137,393	51,464	64,369	45,375
129,650	447,975	73,415	249,338	71,403
20,568	43,699	13,615	61,942	27,647
1,977	517	2,107	21,605	6,281
—	—	—	—	—
37,821	101,793	37,622	54,001	32,830
12,200,844	248,666,768	22,003,326	16,586,796	20,227,888
$378,270,648	$1,286,301,637	$221,894,580	$584,091,849	$167,012,038

$366,012,490	$1,270,822,380	$217,072,756	$599,333,886	$135,104,279
12,258,158	15,479,257	4,821,824	(15,242,037)	31,907,759
$378,270,648	$1,286,301,637	$221,894,580	$584,091,849	$167,012,038

$325,688,189	$1,257,331,683	$209,263,876	$560,101,625	$161,346,938
$1,187,731	$8,453,994	$3,337,204	$6,638,274	$6,019,291
$55,427,644	$162,409,954	$23,992,792	$8,999,783	$25,996
$—	$—	$—	$—	$399,828
$—	$—	$2,995	$—	$—
$—	$—	$43,121	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$—	$199,290,058
Shares outstanding (a)	—	19,963,810
Net asset value, offering price and redemption price per share	$—	$9.98
Class R5 shares:
Net assets	$287,065,994	$85,306,548
Shares outstanding (a)	287,270,693	8,513,693
Net asset value, offering price and redemption price per share	$1.00	$10.02
Service Class shares:
Net assets	$—	$27,735,679
Shares outstanding (a)	—	2,785,669
Net asset value, offering price and redemption price per share	$—	$9.96
Administrative Class shares:
Net assets	$—	$24,153,691
Shares outstanding (a)	—	2,437,476
Net asset value, offering price and redemption price per share	$—	$9.91
Class A shares:
Net assets	$—	$39,165,530
Shares outstanding (a)	—	3,980,973
Net asset value, and redemption price per share	$—	$9.84
Offering price per share (100/[100-maximum sales charge] of net asset value)	$—	$10.09
Class R4 shares:
Net assets	$—	$10,894,510
Shares outstanding (a)	—	1,092,497
Net asset value, offering price and redemption price per share	$—	$9.97
Class R3 shares:
Net assets	$—	$9,709,957
Shares outstanding (a)	—	980,492
Net asset value, offering price and redemption price per share	$—	$9.90

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$191,075,288	$706,844,518	$103,950,566	$375,660,669	$58,023,711
17,544,170	64,275,703	9,495,105	42,059,288	4,263,774
$10.89	$11.00	$10.95	$8.93	$13.61

$84,882,808	$365,874,469	$71,947,970	$49,518,941	$40,978,248
7,787,641	33,147,951	7,188,010	5,508,290	3,010,645
$10.90	$11.04	$10.01	$8.99	$13.61

$54,906,528	$57,168,804	$11,389,904	$33,405,170	$9,765,310
5,054,280	5,207,353	1,120,336	3,715,229	676,355
$10.86	$10.98	$10.17	$8.99	$14.44

$14,632,329	$86,846,133	$13,412,087	$25,665,465	$6,961,918
1,331,231	7,984,945	1,320,529	2,905,399	509,191
$10.99	$10.88	$10.16	$8.83	$13.67

$24,764,218	$59,204,442	$11,509,558	$23,880,784	$29,289,895
2,315,429	5,482,624	1,131,766	2,711,282	2,213,906
$10.70	$10.80	$10.17	$8.81	$13.23
$11.17	$11.28	$10.62	$9.32	$14.00

$4,821,821	$9,531,467	$6,187,680	$41,490,926	$9,372,965
453,676	889,676	618,289	4,777,491	715,670
$10.63	$10.71	$10.01	$8.68	$13.10

$3,187,656	$831,804	$3,496,815	$34,469,894	$12,619,991
299,316	75,298	349,897	3,859,224	968,215
$10.65	$11.05	$9.99	$8.93	$13.03

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Assets:
Investments, at value (Note 2) (a)	$96,804,054	$119,833,004
Repurchase agreements, at value (Note 2) (b)	390,168	912,985
Total investments (c)	97,194,222	120,745,989
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	460
Fund shares sold	2,470	23,139
Investment adviser (Note 3)	—	—
Interest and dividends	168,456	33,263
Foreign taxes withheld	—	1,768
Prepaid expenses	60,757	61,838
Other assets	—	—
Total assets	97,425,905	120,866,457
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares repurchased	915,167	82,746
Collateral held for securities on loan (Note 2) (e)	—	643,628
Trustees’ fees and expenses (Note 3)	23,669	15,108
Affiliates (Note 3):
Administration fees	22,125	27,081
Investment advisory fees	39,229	58,521
Service fees	8,494	12,702
Distribution fees	2,664	827
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	7,147	26,708
Total liabilities	1,018,495	867,321
Net assets	$96,407,410	$119,999,136
Net assets consist of:
Paid-in capital	$80,928,444	$76,608,535
Accumulated Gain (Loss)	15,478,966	43,390,601
Net assets	$96,407,410	$119,999,136

(a)	Cost of investments:	$88,908,824	$85,983,114
(b)	Cost of repurchase agreements:	$390,168	$912,985
(c)	Securities on loan with market value of:	$283,172	$3,540,223
(d)	Cost of foreign currency:	$—	$—
(e)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$242,765,300	$348,818,591	$347,111,279	$164,086,267	$186,958,080
673,882	3,895,360	2,899,204	5,696,936	2,342,819
243,439,182	352,713,951	350,010,483	169,783,203	189,300,899
—	—	29,492	55,014	81,205

—	1,393,234	—	139,941	562,623
122,076	117,823	34,301	38,833	3,227,383
—	—	—	—	9,498
87,089	131,032	252,086	336,848	160,603
—	—	345,472	651,141	3,836
57,966	55,044	61,900	66,209	52,783
—	—	—	—	42,080
243,706,313	354,411,084	350,733,734	171,071,189	193,440,910

—	1,850,666	—	48,320	287,705
167,068	306,383	1,624,632	414,278	80,970
—	618,530	—	2,209,185	2,127,537
30,098	23,245	34,717	56,119	15,353

47,296	55,855	61,192	28,859	17,029
98,263	180,961	238,032	126,021	175,695
35,885	49,276	29,402	14,083	2,990
3,853	5,335	6,385	1,545	750
—	—	—	—	—
11,505	30,984	232,273	78,740	801,397
393,968	3,121,235	2,226,633	2,977,150	3,509,426
$243,312,345	$351,289,849	$348,507,101	$168,094,039	$189,931,484

$130,617,519	$255,101,848	$141,882,159	$142,584,411	$144,179,453
112,694,826	96,188,001	206,624,942	25,509,628	45,752,031
$243,312,345	$351,289,849	$348,507,101	$168,094,039	$189,931,484

$198,831,660	$269,248,309	$151,225,249	$147,015,970	$151,412,120
$673,882	$3,895,360	$2,899,204	$5,696,936	$2,342,819
$—	$5,806,645	$438,929	$2,712,092	$5,067,884
$—	$—	$29,729	$54,923	$80,903

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Class I shares:
Net assets	$29,154,520	$29,342,375
Shares outstanding (a)	1,938,924	2,254,400
Net asset value, offering price and redemption price per share	$15.04	$13.02
Class R5 shares:
Net assets	$36,997,610	$46,607,203
Shares outstanding (a)	2,453,245	3,582,618
Net asset value, offering price and redemption price per share	$15.08	$13.01
Service Class shares:
Net assets	$14,705,382	$148,476
Shares outstanding (a)	983,983	10,915
Net asset value, offering price and redemption price per share	$14.94	$13.60
Administrative Class shares:
Net assets	$1,643,631	$22,737,082
Shares outstanding (a)	107,338	1,748,694
Net asset value, offering price and redemption price per share	$15.31	$13.00
Class A shares:
Net assets	$6,796,123	$11,906,033
Shares outstanding (a)	459,865	932,126
Net asset value, and redemption price per share	$14.78	$12.77
Offering price per share (100/[100-maximum sales charge] of net asset value)	$15.64	$13.51
Class R4 shares:
Net assets	$2,903,595	$7,852,854
Shares outstanding (a)	198,131	621,348
Net asset value, offering price and redemption price per share	$14.65	$12.64
Class R3 shares:
Net assets	$4,206,549	$1,405,113
Shares outstanding (a)	281,974	109,733
Net asset value, offering price and redemption price per share	$14.92	$12.80

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$29,495,117	$81,342,062	$92,170,998	$83,829,090	$178,074,386
2,157,705	4,371,749	5,435,252	8,550,009	11,354,505
$13.67	$18.61	$16.96	$9.80	$15.68

$98,010,192	$134,469,992	$117,641,649	$55,602,917	$3,427,312
7,164,016	7,242,912	6,935,353	5,669,061	215,372
$13.68	$18.57	$16.96	$9.81	$15.91

$24,122,232	$24,498,511	$7,187,548	$3,863,300	$2,711,357
1,753,376	1,322,629	428,243	394,821	172,763
$13.76	$18.52	$16.78	$9.78	$15.69

$34,682,385	$26,639,554	$85,374,302	$3,065,874	$1,026,002
2,481,747	1,448,061	5,043,852	316,025	65,213
$13.97	$18.40	$16.93	$9.70	$15.73

$26,612,742	$59,227,373	$24,975,064	$17,486,960	$2,421,602
1,984,320	3,315,305	1,499,578	1,897,850	155,632
$13.41	$17.86	$16.65	$9.21	$15.56
$14.19	$18.90	$17.62	$9.75	$16.47

$24,019,073	$14,907,887	$11,851,578	$1,703,500	$1,096,610
1,811,313	840,422	722,995	187,350	70,809
$13.26	$17.74	$16.39	$9.09	$15.49

$6,370,604	$10,204,470	$9,305,962	$2,542,398	$1,174,215
481,836	581,465	563,053	282,430	76,209
$13.22	$17.55	$16.53	$9.00	$15.41

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$200,260
Interest (b)	138,341	6,174,219
Securities lending net income	—	—
Total investment income	138,341	6,374,479
Expenses (Note 3):
Investment advisory fees	520,326	717,843
Custody fees	11,116	19,781
Audit fees	17,247	20,870
Legal fees	6,440	9,318
Proxy fees	309	309
Accounting & Administration fees	32,350	34,843
Shareholder reporting fees	8,771	21,110
Trustees’ fees	6,413	9,102
Registration and filing fees	12,469	50,702
Transfer agent fees	1,484	1,485
	616,925	885,363
Administration fees:
Class R5	148,665	50,026
Service Class	—	25,042
Administrative Class	—	31,726
Class A	—	50,289
Class R4	—	10,960
Class R3	—	7,971
Distribution and Service fees:
Class A	—	56,189
Class R4	—	13,700
Class R3	—	19,926
Shareholder service fees:
Service Class	—	3,809
Administrative Class	—	10,600
Class A	—	17,138
Total expenses	765,590	1,182,739
Expenses waived (Note 3):
Class R5 fees reimbursed by adviser	(627,249)	—
Net expenses:	138,341	1,182,739
Net investment income (loss)	—	5,191,740

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$—	$536,114	$95,827	$15,712	$1,034,412
3,466,403	19,292,297	3,930,555	18,330,124	410,372
—	—	—	—	773
3,466,403	19,828,411	4,026,382	18,345,836	1,445,557

706,467	2,537,898	408,326	1,389,758	355,251
20,627	50,433	20,353	39,609	21,610
20,981	21,551	21,425	20,489	21,130
6,763	27,833	8,467	11,105	2,857
310	309	309	309	309
25,727	61,316	41,731	34,140	31,133
18,089	35,993	15,083	22,363	13,288
7,460	28,638	4,930	11,602	2,838
53,361	52,037	50,264	53,145	49,425
1,484	1,484	1,484	1,484	1,484
861,269	2,817,492	572,372	1,584,004	499,325

44,319	176,172	35,796	24,651	20,998
46,962	53,473	10,232	30,325	8,018
16,687	92,176	16,224	28,281	7,225
27,865	66,998	14,492	27,272	31,210
4,359	10,191	6,228	40,890	4,733
3,222	868	3,349	34,910	8,742

30,523	74,447	16,478	30,635	34,606
5,449	12,739	7,785	51,113	5,917
8,054	2,171	8,372	87,274	21,856

6,659	8,477	1,501	4,330	1,121
5,730	29,885	6,042	9,207	2,307
8,762	22,338	5,283	9,490	10,318
1,069,860	3,367,427	704,154	1,962,382	656,376

—	—	—	—	—
1,069,860	3,367,427	704,154	1,962,382	656,376
2,396,543	16,460,984	3,322,228	16,383,454	789,181

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$1,354	$1,144,470
Futures contracts	—	898,624
Swap agreements	—	(110,701)
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	1,354	1,932,393
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	4,863,019
Futures contracts	—	1,799,349
Written options	—	—
Swap agreements	—	(14,042)
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	6,648,326
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,354	8,580,719
Net increase (decrease) in net assets resulting from operations	$1,354	$13,772,459

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$4,270

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$1,633,520	$7,348,412	$1,112,803	$6,023,578	$21,348,460
434,276	(12,001,273)	(2,057,153)	—	74,726
7,376,111	(340,097)	(124,409)	—	641
—	—	(1,437)	(8,079)	—
—	—	119,828	—	—
9,443,907	(4,992,958)	(950,368)	6,015,499	21,423,827

(2,246,456)	(5,695,861)	3,242,129	30,047,197	(3,665,260)
572	(1,831,912)	(534,625)	—	65,900
—	—	3,966	—	—
(6,910,682)	(38,709)	(6,655)	—	(1,343)
—	—	1,255	(111)	—
—	—	(23,505)	—	—
(9,156,566)	(7,566,482)	2,682,565	30,047,086	(3,600,703)
287,341	(12,559,440)	1,732,197	36,062,585	17,823,124
$2,683,884	$3,901,544	$5,054,425	$52,446,039	$18,612,305

$—	$—	$128	$2,773	$—
$—	$—	$1,477	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Investment income (Note 2):
Dividends (a)	$1,200,384	$1,035,841
Securities lending net income	399	60,742
Total investment income	1,200,783	1,096,583
Expenses (Note 3):
Investment advisory fees	205,128	327,474
Custody fees	7,971	8,597
Audit fees	20,420	19,058
Legal fees	2,276	3,153
Proxy fees	309	309
Accounting & Administration fees	15,439	14,298
Shareholder reporting fees	24,254	9,715
Trustees’ fees	1,766	2,436
Registration and filing fees	50,270	51,484
Transfer agent fees	1,484	1,486
	329,317	438,010
Administration fees:
Class R5	17,671	23,346
Service Class	11,497	132
Administrative Class	4,469	24,979
Class A	7,099	13,075
Class R4	2,885	7,279
Class R3	4,267	1,296
Distribution and Service fees:
Class A	7,785	14,590
Class R4	3,606	9,099
Class R3	10,666	3,240
Shareholder service fees:
Service Class	1,546	21
Administrative Class	1,731	8,339
Class A	2,242	4,433
Total expenses	404,781	547,839
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	—	—
Class R5 advisory fees waived	—	—
Service Class advisory fees waived	—	—
Administrative Class advisory fees waived	—	—
Class A advisory fees waived	—	—
Class R4 advisory fees waived	—	—
Class R3 advisory fees waived	—	—
Net expenses:	404,781	547,839
Net investment income (loss)	796,002	548,744

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$1,082,870	$1,695,068	$817,058	$1,678,269	$1,040,915
535	10,241	4,682	8,964	2,520
1,083,405	1,705,309	821,740	1,687,233	1,043,435

587,613	836,558	1,297,148	756,365	976,058
8,767	12,047	20,377	49,067	81,012
20,437	19,549	22,416	23,136	29,777
4,881	5,180	7,096	5,966	3,858
309	309	309	310	310
15,151	14,053	19,721	18,561	18,055
27,066	13,512	15,038	14,784	11,743
5,306	5,012	6,612	4,020	3,684
51,282	50,579	51,684	45,809	50,849
1,484	1,482	1,486	1,482	1,484
722,296	958,281	1,441,887	919,500	1,176,830

52,499	57,028	60,432	29,360	1,733
23,125	18,787	6,075	3,740	2,338
40,837	26,785	96,859	3,659	1,232
30,889	59,920	28,493	20,860	2,724
25,251	12,808	10,401	1,919	1,223
6,121	7,599	10,368	2,390	1,154

34,585	64,921	31,444	23,362	2,976
31,564	16,010	13,001	2,399	1,529
15,302	18,997	25,921	5,974	2,886

3,303	2,412	825	558	316
14,223	8,160	31,821	1,334	399
10,613	17,985	9,240	7,174	847
1,010,608	1,269,693	1,766,767	1,022,229	1,196,187

—	—	—	—	(51,007)
—	—	—	—	(938)
—	—	—	—	(755)
—	—	—	—	(306)
—	—	—	—	(672)
—	—	—	—	(354)
—	—	—	—	(338)
—	—	—	(9,293)	—
—	—	—	(5,870)	—
—	—	—	(430)	—
—	—	—	(332)	—
—	—	—	(1,870)	—
—	—	—	(192)	—
—	—	—	(239)	—
1,010,608	1,269,693	1,766,767	1,004,003	1,141,817
72,797	435,616	(945,027)	683,230	(98,382)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2021 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$9,209,810	$10,163,909
Foreign currency transactions	—	(1,771)
Net realized gain (loss)	9,209,810	10,162,138
Net change in unrealized appreciation (depreciation) on:
Investment transactions	11,545,184	10,088,113
Translation of assets and liabilities in foreign currencies	—	(1)
Net change in unrealized appreciation (depreciation)	11,545,184	10,088,112
Net realized gain (loss) and change in unrealized appreciation (depreciation)	20,754,994	20,250,250
Net increase (decrease) in net assets resulting from operations	$21,550,996	$20,798,994

(a)	Net of foreign withholding tax of:	$—	$702
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$70,068,665	$18,944,510	$14,207,178	$8,162,542	$16,274,976
—	—	(3,795)	42,842	(40,059)
70,068,665	18,944,510	14,203,383	8,205,384	16,234,917

(41,469,631)	79,209,759	43,863,955 *	17,323,577	19,504,784	*
—	—	(3,375)	(29,582)	634
(41,469,631)	79,209,759	43,860,580	17,293,995	19,505,418
28,599,034	98,154,269	58,063,963	25,499,379	35,740,335
$28,671,831	$98,589,885	$57,118,936	$26,182,609	$35,641,953

$—	$—	$66,441	$148,621	$136,445
$—	$—	$(185,394)	$—	$(686,784)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$—	$1,857,155
Net realized gain (loss)	1,354	21,481
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	1,354	1,878,636
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	—	(1,857,173)
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Total distributions	—	(1,857,173)
Net fund share transactions (Note 5):
Class I	—	—
Class R5	9,073,390	(55,603,850)
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Increase (decrease) in net assets from fund share transactions	9,073,390	(55,603,850)
Total increase (decrease) in net assets	9,074,744	(55,582,387)
Net assets
Beginning of period	277,991,250	333,573,637
End of period	$287,065,994	$277,991,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$5,191,740	$15,373,312	$2,396,543	$5,836,563
1,932,393	(6,469,525)	9,443,907	21,002,663
6,648,326	(6,670,931)	(9,156,566)	4,466,259
13,772,459	2,232,856	2,683,884	31,305,485

(7,873,751)	(6,439,923)	(9,795,008)	(3,271,533)
(4,984,608)	(5,030,849)	(4,785,258)	(1,477,050)
(1,102,450)	(1,504,685)	(2,728,473)	(871,286)
(1,110,963)	(942,181)	(731,102)	(263,596)
(1,786,717)	(1,619,767)	(1,177,744)	(266,814)
(429,664)	(362,441)	(251,270)	(119,159)
(286,518)	(188,593)	(150,543)	(58,266)
(17,574,671)	(16,088,439)	(19,619,398)	(6,327,704)

10,896,505	(9,507,555)	22,681,614	10,466,269
(23,856,204)	(43,468,770)	2,609,686	6,927,049
(10,683,208)	(11,656,238)	2,548,234	151,557
(3,315,628)	(2,599,555)	(27,949)	(1,966,880)
(2,424,509)	(11,610,572)	3,814,621	4,411,119
(555,274)	(653,230)	687,654	(2,929,193)
2,016,878	834,163	64,950	(1,258,092)
(27,921,440)	(78,661,757)	32,378,810	15,801,829
(31,723,652)	(92,517,340)	15,443,296	40,779,610

427,979,625	520,496,965	362,827,352	322,047,742
$396,255,973	$427,979,625	$378,270,648	$362,827,352

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$16,460,984	$43,862,112
Net realized gain (loss)	(4,992,958)	46,344,248
Net change in unrealized appreciation (depreciation)	(7,566,482)	(10,478,312)
Net increase (decrease) in net assets resulting from operations	3,901,544	79,728,048
Distributions to shareholders (Note 2):
Class I	(46,632,100)	(28,739,602)
Class R5	(20,107,290)	(10,399,843)
Service Class	(3,177,296)	(2,527,437)
Administrative Class	(4,484,059)	(2,078,397)
Class A	(3,188,483)	(2,633,014)
Class R4	(599,635)	(424,542)
Class R3	(45,768)	(36,423)
Total distributions	(78,234,631)	(46,839,258)
Net fund share transactions (Note 5):
Class I	(36,620,080)	(80,854,947)
Class R5	69,769,935	(9,818,466)
Service Class	(23,784,307)	(4,972,926)
Administrative Class	14,689,573	7,845,267
Class A	3,832,376	(39,811,644)
Class R4	(338,139)	(3,869,904)
Class R3	9,543	(405,143)
Increase (decrease) in net assets from fund share transactions	27,558,901	(131,887,763)
Total increase (decrease) in net assets	(46,774,186)	(98,998,973)
Net assets
Beginning of period	1,333,075,823	1,432,074,796
End of period	$1,286,301,637	$1,333,075,823

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$3,322,228	$8,133,898	$16,383,454	$30,240,223
(950,368)	7,876,995	6,015,499	(28,586,034)
2,682,565	(4,395,961)	30,047,086	(10,167,934)
5,054,425	11,614,932	52,446,039	(8,513,745)

(6,953,342)	(2,101,217)	(20,884,324)	(19,290,018)
(5,506,098)	(3,753,102)	(2,613,072)	(2,645,773)
(846,408)	(378,278)	(1,719,188)	(2,839,443)
(993,842)	(659,827)	(1,271,060)	(1,494,189)
(900,019)	(716,898)	(1,209,194)	(1,705,017)
(453,530)	(215,413)	(2,023,612)	(2,695,196)
(226,697)	(82,760)	(1,607,669)	(2,129,846)
(15,879,936)	(7,907,495)	(31,328,119)	(32,799,482)

11,519,495	34,615,594	(13,574,242)	74,242,644
(2,531,487)	(32,548,751)	(1,360,666)	10,728,146
(100,196)	(1,130,942)	(1,786,856)	(12,136,187)
(3,077,288)	(5,019,779)	1,251,201	(756,700)
(2,657,710)	(14,533,794)	(1,593,744)	(4,678,180)
272,487	(750,863)	(197,382)	(3,613,189)
(221,947)	257,082	(1,896,893)	(4,657,373)
3,203,354	(19,111,453)	(19,158,582)	59,129,161
(7,622,157)	(15,404,016)	1,959,338	17,815,934

229,516,737	244,920,753	582,132,511	564,316,577
$221,894,580	$229,516,737	$584,091,849	$582,132,511

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$789,181	$1,968,097
Net realized gain (loss)	21,423,827	2,411,893
Net change in unrealized appreciation (depreciation)	(3,600,703)	6,713,042
Net increase (decrease) in net assets resulting from operations	18,612,305	11,093,032
Distributions to shareholders (Note 2):
Class I	(1,547,830)	(2,058,041)
Class R5	(1,408,864)	(2,810,372)
Service Class	(269,648)	(333,607)
Administrative Class	(195,297)	(416,607)
Class A	(806,699)	(1,592,728)
Class R4	(96,702)	(186,064)
Class R3	(201,693)	(431,814)
Total distributions	(4,526,733)	(7,829,233)
Net fund share transactions (Note 5):
Class I	10,881,619	9,819,379
Class R5	(5,109,623)	(4,017,631)
Service Class	250,287	2,376,960
Administrative Class	506,258	(1,278,102)
Class A	16,004	(1,098,652)
Class R4	5,888,984	79,759
Class R3	4,229,636	133,779
Increase (decrease) in net assets from fund share transactions	16,663,165	6,015,492
Total increase (decrease) in net assets	30,748,737	9,279,291
Net assets
Beginning of period	136,263,301	126,984,010
End of period	$167,012,038	$136,263,301

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund		MassMutual Premier Main Street Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$796,002	$1,887,721	$548,744	$970,167
9,209,810	(1,588,139)	10,162,138	2,853,730
11,545,184	(6,436,717)	10,088,112	8,973,746
21,550,996	(6,137,135)	20,798,994	12,797,643

(527,416)	(1,207,781)	(1,017,015)	(2,335,592)
(675,986)	(3,793,792)	(1,482,317)	(4,468,709)
(236,749)	(1,356,284)	(3,852)	(60,335)
(82,862)	(384,917)	(656,288)	(2,255,886)
(96,647)	(462,189)	(323,920)	(1,188,476)
(50,170)	(270,247)	(207,357)	(593,581)
(63,371)	(271,118)	(33,250)	(106,551)
(1,733,201)	(7,746,328)	(3,723,999)	(11,009,130)

3,060,149	5,690,091	(5,069,498)	4,720,668
(3,179,746)	(13,564,584)	(5,501,334)	(3,314,019)
257,482	(7,037,326)	(56,892)	(480,381)
(3,416,106)	(923,700)	(1,743,951)	(3,288,186)
(132,295)	590,977	(1,874,430)	(940,432)
(442,224)	(902,025)	374,316	(75,478)
(720,501)	173,619	(4,450)	(45,007)
(4,573,241)	(15,972,948)	(13,876,239)	(3,422,835)
15,244,554	(29,856,411)	3,198,756	(1,634,322)

81,162,856	111,019,267	116,800,380	118,434,702
$96,407,410	$81,162,856	$119,999,136	$116,800,380

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier Disciplined Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$72,797	$1,324,014
Net realized gain (loss)	70,068,665	15,787,087
Net change in unrealized appreciation (depreciation)	(41,469,631)	49,887,218
Net increase (decrease) in net assets resulting from operations	28,671,831	66,998,319
Distributions to shareholders (Note 2):
Class I	(1,624,765)	(4,066,618)
Class R5	(4,826,119)	(10,651,101)
Service Class	(1,123,937)	(3,510,848)
Administrative Class	(1,558,139)	(4,502,486)
Class A	(1,133,688)	(3,558,796)
Class R4	(1,039,743)	(3,012,939)
Class R3	(248,888)	(622,111)
Total distributions	(11,555,279)	(29,924,899)
Net fund share transactions (Note 5):
Class I	(8,456,031)	2,527,124
Class R5	(10,269,710)	(12,423,986)
Service Class	(3,251,131)	(10,042,051)
Administrative Class	(4,719,494)	(6,249,077)
Class A	(3,173,040)	(5,224,452)
Class R4	(6,535,793)	554,847
Class R3	112,311	(1,231,292)
Increase (decrease) in net assets from fund share transactions	(36,292,888)	(32,088,887)
Total increase (decrease) in net assets	(19,176,336)	4,984,533
Net assets
Beginning of period	262,488,681	257,504,148
End of period	$243,312,345	$262,488,681

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$435,616	$1,192,338	$(945,027)	$(566,185)
18,944,510	16,322,661	14,203,383	17,565,691
79,209,759	(14,216,827)	43,860,580	43,925,160
98,589,885	3,298,172	57,118,936	60,924,666

(3,764,337)	(319,615)	(4,141,170)	(704,508)
(8,238,297)	(868,871)	(6,060,786)	(889,589)
(1,528,937)	(121,119)	(336,406)	(46,110)
(1,730,097)	(120,787)	(4,196,349)	(520,255)
(3,793,992)	(240,626)	(1,270,495)	(96,678)
(881,116)	(53,838)	(507,173)	(37,330)
(478,467)	(41,924)	(540,776)	(33,038)
(20,415,243)	(1,766,780)	(17,053,155)	(2,327,508)

26,028,879	3,750,962	6,607,313	(8,188,470)
10,981,799	31,631,154	(7,726,001)	(7,862,395)
1,522,592	(277,871)	233,016	(1,349,526)
1,827,009	(2,309,215)	(5,278,102)	(11,808,341)
2,617,730	(8,630,606)	(793,755)	(6,273,139)
1,996,635	(1,391,345)	1,865,957	(242,789)
2,191,583	(2,622,730)	(1,743,552)	(2,025,307)
47,166,227	20,150,349	(6,835,124)	(37,749,967)
125,340,869	21,681,741	33,230,657	20,847,191

225,948,980	204,267,239	315,276,444	294,429,253
$351,289,849	$225,948,980	$348,507,101	$315,276,444

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$683,230	$370,313
Net realized gain (loss)	8,205,384	72,163,422
Net change in unrealized appreciation (depreciation)	17,293,995	(40,628,603)
Net increase (decrease) in net assets resulting from operations	26,182,609	31,905,132
Distributions to shareholders (Note 2):
Class I	(36,392,504)	(5,748,906)
Class R5	(21,915,668)	(3,666,648)
Service Class	(1,504,920)	(339,316)
Administrative Class	(1,216,848)	(208,684)
Class A	(7,088,870)	(760,247)
Class R4	(756,235)	(173,825)
Class R3	(861,510)	(178,640)
Total distributions	(69,736,555)	(11,076,266)
Net fund share transactions (Note 5):
Class I	10,214,920	(64,531,410)
Class R5	7,831,027	(39,999,853)
Service Class	231,958	(5,596,696)
Administrative Class	232,896	(2,311,502)
Class A	3,342,451	(4,918,009)
Class R4	243,182	(3,192,959)
Class R3	661,558	(3,367,017)
Increase (decrease) in net assets from fund share transactions	22,757,992	(123,917,446)
Total increase (decrease) in net assets	(20,795,954)	(103,088,580)
Net assets
Beginning of period	188,889,993	291,978,573
End of period	$168,094,039	$188,889,993

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

$(98,382)	$169,245
16,234,917	476,390
19,505,418	5,113,197
35,641,953	5,758,832

(2,772,142)	(13,661,324)
(51,087)	(365,359)
(38,555)	(41,689)
(16,503)	(79,749)
(34,506)	(90,537)
(21,224)	(112,016)
(17,356)	(60,918)
(2,951,373)	(14,411,592)

(22,009,199)	36,043,075
(321,761)	(1,169,915)
(190,586)	2,095,511
(140,504)	49,690
16,833	1,149,943
(363,620)	(88,054)
(1,246)	222,204
(23,010,083)	38,302,454
9,680,497	29,649,694

180,250,987	150,601,293
$189,931,484	$180,250,987

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
3/31/21[r]	$ 1.00	$ —	$ 0.00[d]	$ 0.00[d]	$ —	$ —	$ —	$ 1.00	0.00%[b]	$ 287,066	0.51%[a]	0.09%[a]	0.00%[a]
9/30/20	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%
9/30/19	1.00	0.02	0.00[d]	0.02	(0.02)	(0.00)[d]	(0.02)	1.00	1.85%	333,574	0.52%	N/A	1.83%
9/30/18	1.00	0.01	0.00[d]	0.01	(0.01)	(0.00)[d]	(0.01)	1.00	1.08%	339,551	0.50%	N/A	1.04%
9/30/17	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	352,317	0.52%	0.51%	0.22%
9/30/16	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.00%[e]	334,720	0.51%	0.36%	0.00%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 10.09	$ 0.13	$ 0.21	$ 0.34	$ (0.45)	$ —	$ (0.45)	$ 9.98	3.45%[b]	$ 199,290	0.43%[a]	2.67%[a]
9/30/20	10.31	0.34	(0.21)	0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	3.41%
9/30/19	10.30	0.32	0.08	0.40	(0.39)	—	(0.39)	10.31	4.05%	204,282	0.43%	3.13%
9/30/18	10.40	0.27	(0.10)	0.17	(0.27)	—	(0.27)	10.30	1.65%	163,465	0.39%	2.64%
9/30/17	10.39	0.23	0.03	0.26	(0.25)	—	(0.25)	10.40	2.57%	299,768	0.40%	2.20%
9/30/16	10.46	0.20	0.00[d]	0.20	(0.27)	—	(0.27)	10.39	1.98%	166,281	0.40%	1.97%
Class R5
3/31/21[r]	$ 10.12	$ 0.13	$ 0.21	$ 0.34	$ (0.44)	$ —	$ (0.44)	$ 10.02	3.42%[b]	$ 85,307	0.53%[a]	2.57%[a]
9/30/20	10.34	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	3.31%
9/30/19	10.33	0.31	0.08	0.39	(0.38)	—	(0.38)	10.34	3.92%	158,895	0.53%	3.03%
9/30/18	10.42	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.33	1.63%	135,411	0.49%	2.55%
9/30/17	10.42	0.22	0.02	0.24	(0.24)	—	(0.24)	10.42	2.36%	155,172	0.50%	2.09%
9/30/16	10.49	0.19	0.00[d]	0.19	(0.26)	—	(0.26)	10.42	1.88%	199,354	0.50%	1.87%
Service Class
3/31/21[r]	$ 10.04	$ 0.12	$ 0.22	$ 0.34	$ (0.42)	$ —	$ (0.42)	$ 9.96	3.47%[b]	$ 27,736	0.63%[a]	2.47%[a]
9/30/20	10.26	0.32	(0.22)	0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	3.19%
9/30/19	10.25	0.30	0.08	0.38	(0.37)	—	(0.37)	10.26	3.82%	51,201	0.63%	2.92%
9/30/18	10.35	0.25	(0.10)	0.15	(0.25)	—	(0.25)	10.25	1.50%	72,408	0.59%	2.45%
9/30/17	10.35	0.21	0.02	0.23	(0.23)	—	(0.23)	10.35	2.24%	75,544	0.60%	2.00%
9/30/16	10.42	0.18	0.00[d]	0.18	(0.25)	—	(0.25)	10.35	1.78%	55,309	0.60%	1.75%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	40%	37%	55%	68%	72%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 10.00	$ 0.12	$ 0.21	$ 0.33	$ (0.42)	$ —	$ (0.42)	$ 9.91	3.36%[b]	$ 24,154	0.73%[a]	2.38%[a]
9/30/20	10.22	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	3.12%
9/30/19	10.21	0.29	0.08	0.37	(0.36)	—	(0.36)	10.22	3.76%	31,270	0.73%	2.83%
9/30/18	10.31	0.24	(0.10)	0.14	(0.24)	—	(0.24)	10.21	1.35%	34,342	0.69%	2.37%
9/30/17	10.30	0.19	0.04	0.23	(0.22)	—	(0.22)	10.31	2.24%	28,771	0.70%	1.89%
9/30/16	10.37	0.17	0.00[d]	0.17	(0.24)	—	(0.24)	10.30	1.69%	32,906	0.70%	1.66%
Class A
3/31/21[r]	$ 9.92	$ 0.11	$ 0.20	$ 0.31	$ (0.39)	$ —	$ (0.39)	$ 9.84	3.21%[b]	$ 39,166	0.98%[a]	2.15%[a]
9/30/20	10.14	0.28	(0.21)	0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	2.87%
9/30/19	10.14	0.26	0.08	0.34	(0.34)	—	(0.34)	10.14	3.44%	55,315	0.98%	2.58%
9/30/18	10.24	0.21	(0.10)	0.11	(0.21)	—	(0.21)	10.14	1.10%	53,188	0.94%	2.11%
9/30/17	10.23	0.16	0.04	0.20	(0.19)	—	(0.19)	10.24	2.00%	50,893	0.95%	1.62%
9/30/16	10.30	0.14	0.00[d]	0.14	(0.21)	—	(0.21)	10.23	1.49%	87,598	0.95%	1.42%
Class R4
3/31/21[r]	$ 10.05	$ 0.11	$ 0.21	$ 0.32	$ (0.40)	$ —	$ (0.40)	$ 9.97	3.26%[b]	$ 10,895	0.88%[a]	2.23%[a]
9/30/20	10.27	0.29	(0.21)	0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	2.96%
9/30/19	10.26	0.27	0.08	0.35	(0.34)	—	(0.34)	10.27	3.57%	12,494	0.88%	2.67%
9/30/18	10.36	0.23	(0.11)	0.12	(0.22)	—	(0.22)	10.26	1.21%	13,691	0.84%	2.21%
9/30/17	10.36	0.18	0.03	0.21	(0.21)	—	(0.21)	10.36	2.05%	13,693	0.85%	1.75%
9/30/16	10.45	0.16	0.00[d]	0.16	(0.25)	—	(0.25)	10.36	1.59%	9,446	0.85%	1.53%
Class R3
3/31/21[r]	$ 9.98	$ 0.10	$ 0.20	$ 0.30	$ (0.38)	$ —	$ (0.38)	$ 9.90	3.10%[b]	$ 9,710	1.13%[a]	1.98%[a]
9/30/20	10.20	0.27	(0.22)	0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	2.72%
9/30/19	10.20	0.24	0.09	0.33	(0.33)	—	(0.33)	10.20	3.29%	7,040	1.13%	2.43%
9/30/18	10.30	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.20	0.97%	7,980	1.09%	1.97%
9/30/17	10.31	0.15	0.03	0.18	(0.19)	—	(0.19)	10.30	1.79%	6,689	1.10%	1.50%
9/30/16	10.42	0.13	0.00[d]	0.13	(0.24)	—	(0.24)	10.31	1.27%	3,661	1.10%	1.29%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/21[r]	$ 11.40	$ 0.08	$ 0.02	$ 0.10	$ (0.12)	$ (0.49)	$ (0.61)	$ 10.89	0.84%[b]	$ 191,075	0.46%[a]	0.46%[a],[n]	0.46%[a],[n]	1.39%[a]
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
9/30/19	10.24	0.25	0.42	0.67	(0.32)	—	(0.32)	10.59	6.80%	154,260	0.50%	0.49%	0.46%	2.40%
9/30/18	10.46	0.34	(0.26)	0.08	(0.30)	—	(0.30)	10.24	0.74%	133,153	1.74%	1.71%	0.45%	3.33%
9/30/17	10.79	0.23	(0.27)	(0.04)	(0.29)	—	(0.29)	10.46	(0.32%)	98,194	1.26%	1.23%	0.45%	2.24%
9/30/16	10.19	0.13	0.59	0.72	(0.12)	—	(0.12)	10.79	7.16%	122,515	0.91%	0.90%	0.46%	1.23%
Class R5
3/31/21[r]	$ 11.41	$ 0.07	$ 0.02	$ 0.09	$ (0.11)	$ (0.49)	$ (0.60)	$ 10.90	0.75%[b]	$ 84,883	0.56%[a]	0.56%[a],[n]	0.56%[a],[n]	1.29%[a]
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
9/30/19	10.24	0.24	0.42	0.66	(0.31)	—	(0.31)	10.59	6.68%	73,365	0.60%	0.59%	0.56%	2.30%
9/30/18	10.46	0.34	(0.27)	0.07	(0.29)	—	(0.29)	10.24	0.63%	60,121	1.84%	1.81%	0.55%	3.29%
9/30/17	10.80	0.22	(0.28)	(0.06)	(0.28)	—	(0.28)	10.46	(0.51%)	60,155	1.36%	1.33%	0.55%	2.07%
9/30/16	10.19	0.13	0.59	0.72	(0.11)	—	(0.11)	10.80	7.14%	65,361	1.01%	1.00%	0.56%	1.22%
Service Class
3/31/21[r]	$ 11.37	$ 0.07	$ 0.01	$ 0.08	$ (0.10)	$ (0.49)	$ (0.59)	$ 10.86	0.65%[b]	$ 54,907	0.66%[a]	0.66%[a],[n]	0.66%[a],[n]	1.19%[a]
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%
9/30/19	10.20	0.22	0.43	0.65	(0.30)	—	(0.30)	10.55	6.60%	50,873	0.71%	0.70%	0.67%	2.17%
9/30/18	10.42	0.32	(0.27)	0.05	(0.27)	—	(0.27)	10.20	0.51%	50,449	1.94%	1.91%	0.65%	3.16%
9/30/17	10.76	0.21	(0.29)	(0.08)	(0.26)	—	(0.26)	10.42	(0.63%)	57,719	1.46%	1.43%	0.65%	2.00%
9/30/16	10.16	0.10	0.60	0.70	(0.10)	—	(0.10)	10.76	6.96%	71,040	1.11%	1.10%	0.66%	0.95%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	52%	110%	42%	62%	25%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/21[r]	$ 11.49	$ 0.06	$ 0.02	$ 0.08	$ (0.09)	$ (0.49)	$ (0.58)	$ 10.99	0.61%[b]	$ 14,632	0.76%[a]	0.76%[a],[n]	0.76%[a],[n]	1.10%[a]
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
9/30/19	10.30	0.21	0.44	0.65	(0.29)	—	(0.29)	10.66	6.53%	16,168	0.80%	0.79%	0.76%	2.03%
9/30/18	10.53	0.31	(0.28)	0.03	(0.26)	—	(0.26)	10.30	0.31%	14,744	2.04%	2.01%	0.75%	3.02%
9/30/17	10.86	0.20	(0.27)	(0.07)	(0.26)	—	(0.26)	10.53	(0.58%)	14,519	1.56%	1.53%	0.75%	1.94%
9/30/16	10.26	0.10	0.59	0.69	(0.09)	—	(0.09)	10.86	6.80%	14,408	1.21%	1.20%	0.76%	0.96%
Class A
3/31/21[r]	$ 11.19	$ 0.05	$ 0.02	$ 0.07	$ (0.07)	$ (0.49)	$ (0.56)	$ 10.70	0.56%[b]	$ 24,764	1.01%[a]	1.01%[a],[n]	1.01%[a],[n]	0.83%[a]
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
9/30/19	10.05	0.18	0.42	0.60	(0.26)	—	(0.26)	10.39	6.16%	16,136	1.06%	1.05%	1.02%	1.78%
9/30/18	10.27	0.28	(0.26)	0.02	(0.24)	—	(0.24)	10.05	0.16%	20,582	2.29%	2.26%	1.00%	2.80%
9/30/17	10.60	0.17	(0.27)	(0.10)	(0.23)	—	(0.23)	10.27	(0.92%)	22,180	1.81%	1.78%	1.00%	1.67%
9/30/16	10.00	0.08	0.58	0.66	(0.06)	—	(0.06)	10.60	6.65%	23,476	1.46%	1.45%	1.01%	0.76%
Class R4
3/31/21[r]	$ 11.12	$ 0.05	$ 0.03	$ 0.08	$ (0.08)	$ (0.49)	$ (0.57)	$ 10.63	0.63%[b]	$ 4,822	0.91%[a]	0.91%[a],[n]	0.91%[a],[n]	0.95%[a]
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
9/30/19	10.00	0.19	0.42	0.61	(0.28)	—	(0.28)	10.33	6.27%	6,949	0.96%	0.95%	0.92%	1.95%
9/30/18	10.22	0.29	(0.26)	0.03	(0.25)	—	(0.25)	10.00	0.31%	6,840	2.19%	2.16%	0.90%	2.87%
9/30/17	10.57	0.18	(0.28)	(0.10)	(0.25)	—	(0.25)	10.22	(0.84%)	6,231	1.71%	1.68%	0.90%	1.78%
9/30/16	10.00	0.12	0.55	0.67	(0.10)	—	(0.10)	10.57	6.77%	5,352	1.36%	1.35%	0.91%	1.21%
Class R3
3/31/21[r]	$ 11.12	$ 0.04	$ 0.02	$ 0.06	$ (0.04)	$ (0.49)	$ (0.53)	$ 10.65	0.50%[b]	$ 3,188	1.16%[a]	1.16%[a],[n]	1.16%[a],[n]	0.70%[a]
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
9/30/19	9.99	0.17	0.41	0.58	(0.24)	—	(0.24)	10.33	6.03%	4,297	1.21%	1.20%	1.17%	1.68%
9/30/18	10.22	0.27	(0.27)	0.00[d]	(0.23)	—	(0.23)	9.99	0.03%	4,569	2.44%	2.41%	1.15%	2.69%
9/30/17	10.57	0.16	(0.27)	(0.11)	(0.24)	—	(0.24)	10.22	(1.00%)	4,686	1.97%	1.94%	1.16%	1.54%
9/30/16	10.01	0.15	0.48	0.63	(0.07)	—	(0.07)	10.57	6.37%	2,792	1.61%	1.60%	1.16%	1.46%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.64	$ 0.14	$ (0.09)	$ 0.05	$ (0.43)	$ (0.26)	$ (0.69)	$ 11.00	0.30%[b]	$ 706,845	0.42%[a]	2.55%[a]
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	3.27%
9/30/19	10.66	0.37	0.66	1.03	(0.36)	—	(0.36)	11.33	9.98%	847,736	0.43%	3.42%
9/30/18	11.04	0.34	(0.39)	(0.05)	(0.33)	—	(0.33)	10.66	(0.46%)	695,501	0.42%	3.19%
9/30/17	11.26	0.29	(0.15)	0.14	(0.36)	—	(0.36)	11.04	1.41%	546,975	0.42%	2.70%
9/30/16	11.27	0.29	0.19	0.48	(0.34)	(0.15)	(0.49)	11.26	4.54%	501,737	0.42%	2.59%
Class R5
3/31/21[r]	$ 11.68	$ 0.14	$ (0.10)	$ 0.04	$ (0.42)	$ (0.26)	$ (0.68)	$ 11.04	0.20%[b]	$ 365,874	0.52%[a]	2.45%[a]
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	3.17%
9/30/19	10.69	0.36	0.67	1.03	(0.35)	—	(0.35)	11.37	9.92%	317,805	0.53%	3.32%
9/30/18	11.07	0.33	(0.39)	(0.06)	(0.32)	—	(0.32)	10.69	(0.57%)	294,370	0.52%	3.07%
9/30/17	11.29	0.28	(0.15)	0.13	(0.35)	—	(0.35)	11.07	1.30%	358,319	0.52%	2.58%
9/30/16	11.30	0.28	0.19	0.47	(0.33)	(0.15)	(0.48)	11.29	4.40%	408,472	0.52%	2.49%
Service Class
3/31/21[r]	$ 11.60	$ 0.13	$ (0.10)	$ 0.03	$ (0.39)	$ (0.26)	$ (0.65)	$ 10.98	0.19%[b]	$ 57,169	0.62%[a]	2.34%[a]
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	3.08%
9/30/19	10.63	0.35	0.64	0.99	(0.33)	—	(0.33)	11.29	9.67%	86,988	0.63%	3.22%
9/30/18	11.01	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	10.63	(0.66%)	101,502	0.62%	2.98%
9/30/17	11.22	0.27	(0.15)	0.12	(0.33)	—	(0.33)	11.01	1.24%	100,903	0.62%	2.51%
9/30/16	11.23	0.26	0.20	0.46	(0.32)	(0.15)	(0.47)	11.22	4.34%	91,885	0.62%	2.40%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	137%	231%	261%	140%	213%	330%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.51	$ 0.13	$ (0.10)	$ 0.03	$ (0.40)	$ (0.26)	$ (0.66)	$ 10.88	0.11%[b]	$ 86,846	0.72%[a]	2.25%[a]
9/30/20	11.21	0.33	0.32	0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	2.97%
9/30/19	10.55	0.33	0.66	0.99	(0.33)	—	(0.33)	11.21	9.65%	67,239	0.73%	3.13%
9/30/18	10.92	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	10.55	(0.70%)	69,478	0.72%	2.88%
9/30/17	11.14	0.26	(0.15)	0.11	(0.33)	—	(0.33)	10.92	1.11%	71,425	0.72%	2.38%
9/30/16	11.16	0.25	0.19	0.44	(0.31)	(0.15)	(0.46)	11.14	4.19%	85,249	0.72%	2.29%
Class A
3/31/21[r]	$ 11.40	$ 0.11	$ (0.10)	$ 0.01	$ (0.35)	$ (0.26)	$ (0.61)	$ 10.80	0.01%[b]	$ 59,204	0.97%[a]	2.00%[a]
9/30/20	11.10	0.30	0.32	0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	2.72%
9/30/19	10.45	0.30	0.65	0.95	(0.30)	—	(0.30)	11.10	9.32%	97,070	0.98%	2.87%
9/30/18	10.82	0.28	(0.38)	(0.10)	(0.27)	—	(0.27)	10.45	(1.00%)	106,562	0.97%	2.63%
9/30/17	11.03	0.23	(0.15)	0.08	(0.29)	—	(0.29)	10.82	0.87%	114,317	0.97%	2.13%
9/30/16	11.04	0.22	0.20	0.42	(0.28)	(0.15)	(0.43)	11.03	4.01%	150,014	0.97%	2.04%
Class R4
3/31/21[r]	$ 11.33	$ 0.12	$ (0.11)	$ 0.01	$ (0.37)	$ (0.26)	$ (0.63)	$ 10.71	0.02%[b]	$ 9,531	0.87%[a]	2.10%[a]
9/30/20	11.04	0.31	0.31	0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	2.80%
9/30/19	10.39	0.31	0.64	0.95	(0.30)	—	(0.30)	11.04	9.47%	14,011	0.88%	2.98%
9/30/18	10.78	0.29	(0.39)	(0.10)	(0.29)	—	(0.29)	10.39	(0.97%)	10,624	0.87%	2.72%
9/30/17	11.00	0.24	(0.14)	0.10	(0.32)	—	(0.32)	10.78	1.03%	14,811	0.87%	2.23%
9/30/16	11.03	0.23	0.19	0.42	(0.30)	(0.15)	(0.45)	11.00	4.09%	14,906	0.87%	2.14%
Class R3
3/31/21[r]	$ 11.63	$ 0.11	$ (0.11)	$ 0.00	$ (0.32)	$ (0.26)	$ (0.58)	$ 11.05	(0.08%)[b]	$ 832	1.12%[a]	1.85%[a]
9/30/20	11.34	0.29	0.32	0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	2.57%
9/30/19	10.67	0.29	0.67	0.96	(0.29)	—	(0.29)	11.34	9.24%	1,225	1.13%	2.72%
9/30/18	11.02	0.27	(0.39)	(0.12)	(0.23)	—	(0.23)	10.67	(1.13%)	803	1.12%	2.49%
9/30/17	11.25	0.22	(0.16)	0.06	(0.29)	—	(0.29)	11.02	0.64%	828	1.12%	1.99%
9/30/16	11.25	0.21	0.20	0.41	(0.26)	(0.15)	(0.41)	11.25	3.89%	783	1.12%	1.89%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.51	$ 0.17	$ 0.10	$ 0.27	$ (0.46)	$ (0.37)	$ (0.83)	$ 10.95	2.34%[b]	$ 103,951	0.51%[a]	N/A	3.11%[a]
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
9/30/19	10.59	0.38	0.64	1.02	(0.33)	—	(0.33)	11.28	9.98%	60,965	0.55%	0.55%[n]	3.54%
9/30/18	10.97	0.35	(0.41)	(0.06)	(0.32)	—	(0.32)	10.59	(0.55%)	21,746	0.50%	0.50%[n]	3.33%
9/30/17	11.01	0.31	(0.09)	0.22	(0.26)	—	(0.26)	10.97	2.16%	27,548	0.51%	0.51%[n]	2.87%
9/30/16	10.73	0.28	0.31	0.59	(0.26)	(0.05)	(0.31)	11.01	5.71%	20,147	0.53%	0.52%	2.60%
Class R5
3/31/21[r]	$ 10.58	$ 0.15	$ 0.10	$ 0.25	$ (0.45)	$ (0.37)	$ (0.82)	$ 10.01	2.31%[b]	$ 71,948	0.61%[a]	N/A	3.01%[a]
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
9/30/19	9.78	0.34	0.60	0.94	(0.32)	—	(0.32)	10.40	9.99%	109,659	0.65%	0.65%[n]	3.46%
9/30/18	10.16	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	9.78	(0.69%)	98,402	0.60%	0.60%[n]	3.24%
9/30/17	10.22	0.28	(0.09)	0.19	(0.25)	—	(0.25)	10.16	2.02%	88,740	0.61%	0.61%[n]	2.76%
9/30/16	9.98	0.25	0.29	0.54	(0.25)	(0.05)	(0.30)	10.22	5.63%	77,693	0.63%	0.62%	2.50%
Service Class
3/31/21[r]	$ 10.73	$ 0.15	$ 0.10	$ 0.25	$ (0.44)	$ (0.37)	$ (0.81)	$ 10.17	2.29%[b]	$ 11,390	0.71%[a]	N/A	2.91%[a]
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%
9/30/19	9.91	0.33	0.61	0.94	(0.31)	—	(0.31)	10.54	9.80%	12,976	0.75%	0.75%[n]	3.35%
9/30/18	10.28	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	9.91	(0.69%)	18,946	0.70%	0.70%[n]	3.14%
9/30/17	10.34	0.27	(0.09)	0.18	(0.24)	—	(0.24)	10.28	1.89%	16,047	0.71%	0.71%[n]	2.65%
9/30/16	10.09	0.24	0.30	0.54	(0.24)	(0.05)	(0.29)	10.34	5.53%	16,990	0.73%	0.72%	2.39%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	98%	186%	236%	142%	207%	314%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 10.71	$ 0.15	$ 0.09	$ 0.24	$ (0.42)	$ (0.37)	$ (0.79)	$ 10.16	2.20%[b]	$ 13,412	0.81%[a]	N/A	2.79%[a]
9/30/20	10.52	0.34	0.18	0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
9/30/19	9.88	0.32	0.62	0.94	(0.30)	—	(0.30)	10.52	9.79%	21,870	0.85%	0.85%[n]	3.25%
9/30/18	10.25	0.30	(0.38)	(0.08)	(0.29)	—	(0.29)	9.88	(0.83%)	27,039	0.80%	0.80%[n]	3.03%
9/30/17	10.31	0.26	(0.09)	0.17	(0.23)	—	(0.23)	10.25	1.78%	26,601	0.81%	0.81%[n]	2.54%
9/30/16	10.07	0.23	0.29	0.52	(0.23)	(0.05)	(0.28)	10.31	5.38%	34,731	0.83%	0.82%	2.29%
Class A
3/31/21[r]	$ 10.69	$ 0.13	$ 0.09	$ 0.22	$ (0.37)	$ (0.37)	$ (0.74)	$ 10.17	2.02%[b]	$ 11,510	1.06%[a]	N/A	2.55%[a]
9/30/20	10.48	0.31	0.20	0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
9/30/19	9.85	0.30	0.60	0.90	(0.27)	—	(0.27)	10.48	9.45%	28,973	1.10%	1.10%[n]	3.01%
9/30/18	10.23	0.28	(0.40)	(0.12)	(0.26)	—	(0.26)	9.85	(1.17%)	32,456	1.05%	1.05%[n]	2.78%
9/30/17	10.28	0.23	(0.07)	0.16	(0.21)	—	(0.21)	10.23	1.63%	34,137	1.06%	1.06%[n]	2.30%
9/30/16	10.04	0.20	0.29	0.49	(0.20)	(0.05)	(0.25)	10.28	5.06%	37,243	1.08%	1.07%	2.04%
Class R4
3/31/21[r]	$ 10.57	$ 0.14	$ 0.08	$ 0.22	$ (0.41)	$ (0.37)	$ (0.78)	$ 10.01	2.09%[b]	$ 6,188	0.96%[a]	N/A	2.66%[a]
9/30/20	10.38	0.32	0.19	0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
9/30/19	9.78	0.31	0.59	0.90	(0.30)	—	(0.30)	10.38	9.49%	6,925	1.00%	1.00%[n]	3.12%
9/30/18	10.16	0.28	(0.38)	(0.10)	(0.28)	—	(0.28)	9.78	(1.01%)	4,730	0.95%	0.95%[n]	2.87%
9/30/17	10.22	0.24	(0.07)	0.17	(0.23)	—	(0.23)	10.16	1.77%	5,032	0.96%	0.96%[n]	2.41%
9/30/16	10.01	0.21	0.29	0.50	(0.24)	(0.05)	(0.29)	10.22	5.18%	3,765	0.98%	0.97%	2.15%
Class R3
3/31/21[r]	$ 10.53	$ 0.12	$ 0.09	$ 0.21	$ (0.38)	$ (0.37)	$ (0.75)	$ 9.99	1.98%[b]	$ 3,497	1.21%[a]	N/A	2.41%[a]
9/30/20	10.34	0.29	0.17	0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
9/30/19	9.72	0.28	0.60	0.88	(0.26)	—	(0.26)	10.34	9.35%	3,553	1.25%	1.25%[n]	2.85%
9/30/18	10.10	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)	9.72	(1.24%)	4,530	1.20%	1.20%[n]	2.64%
9/30/17	10.19	0.22	(0.09)	0.13	(0.22)	—	(0.22)	10.10	1.41%	3,869	1.21%	1.21%[n]	2.18%
9/30/16	9.99	0.19	0.29	0.48	(0.23)	(0.05)	(0.28)	10.19	4.94%	2,592	1.23%	1.22%	1.95%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 8.63	$ 0.25	$ 0.53	$ 0.78	$ (0.48)	$ —	$ (0.48)	$ 8.93	9.19%[b]	$ 375,661	0.53%[a]	N/A	5.63%[a]
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	—	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
9/30/19	9.27	0.56	(0.10)	0.46	(0.52)	—	(0.52)	9.21	5.45%	326,836	0.54%	0.54%[n]	6.31%
9/30/18	9.62	0.58	(0.33)	0.25	(0.60)	—	(0.60)	9.27	2.78%	382,927	0.54%	0.54%[n]	6.32%
9/30/17	9.29	0.62	0.28	0.90	(0.57)	—	(0.57)	9.62	10.22%	242,645	0.54%	0.54%[n]	6.63%
9/30/16	8.98	0.62	0.28	0.90	(0.59)	—	(0.59)	9.29	10.86%	220,759	0.57%	0.55%	7.05%
Class R5
3/31/21[r]	$ 8.68	$ 0.24	$ 0.54	$ 0.78	$ (0.47)	$ —	$ (0.47)	$ 8.99	9.15%[b]	$ 49,519	0.63%[a]	N/A	5.53%[a]
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	—	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
9/30/19	9.31	0.56	(0.11)	0.45	(0.51)	—	(0.51)	9.25	5.29%	41,369	0.64%	0.64%[n]	6.23%
9/30/18	9.66	0.57	(0.33)	0.24	(0.59)	—	(0.59)	9.31	2.65%	43,613	0.64%	0.64%[n]	6.20%
9/30/17	9.33	0.61	0.28	0.89	(0.56)	—	(0.56)	9.66	10.08%	55,628	0.64%	0.64%[n]	6.54%
9/30/16	9.02	0.61	0.28	0.89	(0.58)	—	(0.58)	9.33	10.68%	45,867	0.67%	0.65%	6.93%
Service Class
3/31/21[r]	$ 8.67	$ 0.24	$ 0.54	$ 0.78	$ (0.46)	$ —	$ (0.46)	$ 8.99	9.14%[b]	$ 33,405	0.73%[a]	N/A	5.44%[a]
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	—	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%
9/30/19	9.31	0.55	(0.11)	0.44	(0.50)	—	(0.50)	9.25	5.20%	49,174	0.74%	0.74%[n]	6.13%
9/30/18	9.66	0.56	(0.33)	0.23	(0.58)	—	(0.58)	9.31	2.55%	45,296	0.74%	0.74%[n]	6.11%
9/30/17	9.33	0.60	0.28	0.88	(0.55)	—	(0.55)	9.66	9.93%	49,581	0.74%	0.74%[n]	6.45%
9/30/16	9.01	0.60	0.29	0.89	(0.57)	—	(0.57)	9.33	10.70%	59,787	0.77%	0.75%	6.83%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	37%	79%	54%	38%	70%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 8.53	$ 0.23	$ 0.52	$ 0.75	$ (0.45)	$ —	$ (0.45)	$ 8.83	8.97%[b]	$ 25,665	0.83%[a]	N/A	5.34%[a]
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	—	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
9/30/19	9.16	0.53	(0.10)	0.43	(0.49)	—	(0.49)	9.10	5.13%	25,980	0.84%	0.84%[n]	6.03%
9/30/18	9.51	0.55	(0.33)	0.22	(0.57)	—	(0.57)	9.16	2.49%	31,250	0.84%	0.84%[n]	6.01%
9/30/17	9.20	0.58	0.28	0.86	(0.55)	—	(0.55)	9.51	9.79%	32,889	0.84%	0.84%[n]	6.34%
9/30/16	8.89	0.58	0.29	0.87	(0.56)	—	(0.56)	9.20	10.63%	28,948	0.87%	0.85%	6.74%
Class A
3/31/21[r]	$ 8.49	$ 0.22	$ 0.53	$ 0.75	$ (0.43)	$ —	$ (0.43)	$ 8.81	8.95%[b]	$ 23,881	1.08%[a]	N/A	5.08%[a]
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	—	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
9/30/19	9.13	0.51	(0.10)	0.41	(0.47)	—	(0.47)	9.07	4.89%	31,392	1.09%	1.09%[n]	5.77%
9/30/18	9.49	0.52	(0.33)	0.19	(0.55)	—	(0.55)	9.13	2.10%	27,393	1.09%	1.09%[n]	5.76%
9/30/17	9.17	0.56	0.28	0.84	(0.52)	—	(0.52)	9.49	9.63%	29,357	1.09%	1.09%[n]	6.09%
9/30/16	8.86	0.56	0.29	0.85	(0.54)	—	(0.54)	9.17	10.31%	29,055	1.12%	1.10%	6.49%
Class R4
3/31/21[r]	$ 8.38	$ 0.22	$ 0.52	$ 0.74	$ (0.44)	$ —	$ (0.44)	$ 8.68	8.96%[b]	$ 41,491	0.98%[a]	N/A	5.19%[a]
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	—	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
9/30/19	9.04	0.51	(0.10)	0.41	(0.48)	—	(0.48)	8.97	4.97%	47,055	0.99%	0.99%[n]	5.88%
9/30/18	9.40	0.53	(0.33)	0.20	(0.56)	—	(0.56)	9.04	2.30%	35,011	0.99%	0.99%[n]	5.87%
9/30/17	9.11	0.56	0.28	0.84	(0.55)	—	(0.55)	9.40	9.66%	30,611	0.99%	0.99%[n]	6.18%
9/30/16	8.84	0.57	0.28	0.85	(0.58)	—	(0.58)	9.11	10.44%	18,428	1.02%	1.00%	6.66%
Class R3
3/31/21[r]	$ 8.60	$ 0.22	$ 0.52	$ 0.74	$ (0.41)	$ —	$ (0.41)	$ 8.93	8.78%[b]	$ 34,470	1.23%[a]	N/A	4.93%[a]
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	—	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
9/30/19	9.23	0.50	(0.10)	0.40	(0.46)	—	(0.46)	9.17	4.71%	42,509	1.24%	1.24%[n]	5.63%
9/30/18	9.60	0.51	(0.33)	0.18	(0.55)	—	(0.55)	9.23	2.04%	44,944	1.24%	1.24%[n]	5.62%
9/30/17	9.29	0.55	0.29	0.84	(0.53)	—	(0.53)	9.60	9.43%	36,626	1.24%	1.24%[n]	5.93%
9/30/16	9.01	0.56	0.28	0.84	(0.56)	—	(0.56)	9.29	10.12%	13,928	1.27%	1.25%	6.38%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.40	$ 0.08	$ 1.56	$ 1.64	$ (0.21)	$ (0.22)	$ (0.43)	$ 13.61	13.51%[b]	$ 58,024	0.67%[a]	N/A	1.29%[a]
9/30/20	12.07	0.21	0.90	1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	N/A	1.75%
9/30/19	12.86	0.24	(0.09)aa	0.15	(0.22)	(0.72)	(0.94)	12.07	1.91%	31,567	0.76%	0.74%	2.06%
9/30/18	12.53	0.22	1.02	1.24	(0.24)	(0.67)	(0.91)	12.86	10.21%	11,637	0.70%	0.60%	1.79%
9/30/17	11.32	0.21	1.28	1.49	(0.22)	(0.06)	(0.28)	12.53	13.39%	8,270	0.68%	0.60%	1.76%
9/30/16	11.48	0.22	0.84	1.06	(0.29)	(0.93)	(1.22)	11.32	9.96%	967	0.68%	0.60%	1.98%
Class R5
3/31/21[r]	$ 12.39	$ 0.08	$ 1.56	$ 1.64	$ (0.20)	$ (0.22)	$ (0.42)	$ 13.61	13.49%[b]	$ 40,978	0.77%[a]	N/A	1.17%[a]
9/30/20	12.07	0.20	0.89	1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	N/A	1.66%
9/30/19	12.85	0.23	(0.09)aa	0.14	(0.20)	(0.72)	(0.92)	12.07	1.88%	45,321	0.86%	0.83%	1.94%
9/30/18	12.53	0.21	1.01	1.22	(0.23)	(0.67)	(0.90)	12.85	10.01%	45,211	0.80%	0.70%	1.67%
9/30/17	11.32	0.20	1.28	1.48	(0.21)	(0.06)	(0.27)	12.53	13.27%	49,381	0.78%	0.70%	1.66%
9/30/16	11.48	0.21	0.84	1.05	(0.28)	(0.93)	(1.21)	11.32	9.82%	53,727	0.78%	0.70%	1.87%
Service Class
3/31/21[r]	$ 13.12	$ 0.07	$ 1.66	$ 1.73	$ (0.19)	$ (0.22)	$ (0.41)	$ 14.44	13.43%[b]	$ 9,765	0.87%[a]	N/A	1.08%[a]
9/30/20	12.73	0.19	0.95	1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	N/A	1.56%
9/30/19	13.50	0.23	(0.09)aa	0.14	(0.19)	(0.72)	(0.91)	12.73	1.73%	6,045	0.96%	0.92%	1.84%
9/30/18	13.11	0.21	1.06	1.27	(0.21)	(0.67)	(0.88)	13.50	9.94%	7,243	0.90%	0.80%	1.58%
9/30/17	11.83	0.19	1.34	1.53	(0.19)	(0.06)	(0.25)	13.11	13.11%	6,978	0.88%	0.80%	1.54%
9/30/16	11.94	0.20	0.89	1.09	(0.27)	(0.93)	(1.20)	11.83	9.76%	14,130	0.88%	0.80%	1.87%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	199%	113%	161%	77%	108%	176%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.44	$ 0.06	$ 1.57	$ 1.63	$ (0.18)	$ (0.22)	$ (0.40)	$ 13.67	13.33%[b]	$ 6,962	0.97%[a]	N/A	0.98%[a]
9/30/20	12.11	0.17	0.90	1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	N/A	1.44%
9/30/19	12.89	0.20	(0.09)aa	0.11	(0.17)	(0.72)	(0.89)	12.11	1.62%	6,981	1.06%	1.02%	1.73%
9/30/18	12.55	0.18	1.02	1.20	(0.19)	(0.67)	(0.86)	12.89	9.88%	8,129	1.00%	0.90%	1.47%
9/30/17	11.35	0.17	1.28	1.45	(0.19)	(0.06)	(0.25)	12.55	13.01%	9,413	0.98%	0.90%	1.46%
9/30/16	11.51	0.19	0.84	1.03	(0.26)	(0.93)	(1.19)	11.35	9.59%	9,751	0.98%	0.90%	1.68%
Class A
3/31/21[r]	$ 12.03	$ 0.05	$ 1.52	$ 1.57	$ (0.15)	$ (0.22)	$ (0.37)	$ 13.23	13.25%[b]	$ 29,290	1.22%[a]	N/A	0.73%[a]
9/30/20	11.74	0.14	0.86	1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	N/A	1.21%
9/30/19	12.51	0.17	(0.08)aa	0.09	(0.14)	(0.72)	(0.86)	11.74	1.44%	26,981	1.31%	1.27%	1.49%
9/30/18	12.22	0.15	0.98	1.13	(0.17)	(0.67)	(0.84)	12.51	9.48%	30,517	1.25%	1.15%	1.22%
9/30/17	11.05	0.14	1.25	1.39	(0.16)	(0.06)	(0.22)	12.22	12.78%	32,637	1.23%	1.15%	1.21%
9/30/16	11.22	0.15	0.83	0.98	(0.22)	(0.93)	(1.15)	11.05	9.38%	30,781	1.23%	1.15%	1.42%
Class R4
3/31/21[r]	$ 11.92	$ 0.05	$ 1.51	$ 1.56	$ (0.16)	$ (0.22)	$ (0.38)	$ 13.10	13.33%[b]	$ 9,373	1.12%[a]	N/A	0.81%[a]
9/30/20	11.64	0.15	0.86	1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	N/A	1.31%
9/30/19	12.42	0.18	(0.08)aa	0.10	(0.16)	(0.72)	(0.88)	11.64	1.52%	2,853	1.21%	1.17%	1.59%
9/30/18	12.15	0.16	0.97	1.13	(0.19)	(0.67)	(0.86)	12.42	9.58%	3,499	1.15%	1.05%	1.34%
9/30/17	10.99	0.15	1.24	1.39	(0.17)	(0.06)	(0.23)	12.15	12.88%	2,822	1.13%	1.05%	1.32%
9/30/16	11.20	0.16	0.83	0.99	(0.27)	(0.93)	(1.20)	10.99	9.51%	2,373	1.13%	1.05%	1.54%
Class R3
3/31/21[r]	$ 11.85	$ 0.04	$ 1.48	$ 1.52	$ (0.12)	$ (0.22)	$ (0.34)	$ 13.03	13.09%[b]	$ 12,620	1.37%[a]	N/A	0.58%[a]
9/30/20	11.57	0.12	0.85	0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	N/A	1.06%
9/30/19	12.36	0.15	(0.08)aa	0.07	(0.14)	(0.72)	(0.86)	11.57	1.27%	7,236	1.46%	1.42%	1.35%
9/30/18	12.09	0.13	0.97	1.10	(0.16)	(0.67)	(0.83)	12.36	9.32%	8,002	1.40%	1.30%	1.08%
9/30/17	10.95	0.12	1.24	1.36	(0.16)	(0.06)	(0.22)	12.09	12.58%	7,251	1.38%	1.30%	1.08%
9/30/16	11.18	0.14	0.82	0.96	(0.26)	(0.93)	(1.19)	10.95	9.29%	5,002	1.38%	1.30%	1.31%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.08	$ 0.13	$ 3.11	$ 3.24	$ (0.28)	$ —	$ (0.28)	$ 15.04	27.10%[b]	$ 29,155	0.72%[a]	1.92%[a]
9/30/20	13.98	0.28	(1.16)	(0.88)	(0.31)	(0.71)	(1.02)	12.08	(7.26%)	20,650	0.72%	2.20%
9/30/19	17.06	0.28	(0.76)	(0.48)	(0.40)	(2.20)	(2.60)	13.98	(1.20%)	16,781	0.64%	2.03%
9/30/18	17.67	0.29	1.28	1.57	(0.36)	(1.82)	(2.18)	17.06	9.34%	19,546	0.57%	1.74%
9/30/17	16.05	0.31	2.40	2.71	(0.53)	(0.56)	(1.09)	17.67	17.36%	79,531	0.57%	1.87%
9/30/16	14.75	0.35	1.56	1.91	(0.32)	(0.29)	(0.61)	16.05	13.26%	73,202	0.53%	2.29%
Class R5
3/31/21[r]	$ 12.11	$ 0.12	$ 3.11	$ 3.23	$ (0.26)	$ —	$ (0.26)	$ 15.08	26.96%[b]	$ 36,998	0.82%[a]	1.82%[a]
9/30/20	14.01	0.27	(1.17)	(0.90)	(0.29)	(0.71)	(1.00)	12.11	(7.34%)	32,418	0.82%	2.10%
9/30/19	17.09	0.27	(0.76)	(0.49)	(0.39)	(2.20)	(2.59)	14.01	(1.32%)	53,709	0.74%	1.92%
9/30/18	17.69	0.28	1.28	1.56	(0.34)	(1.82)	(2.16)	17.09	9.27%	59,987	0.67%	1.65%
9/30/17	16.06	0.30	2.40	2.70	(0.51)	(0.56)	(1.07)	17.69	17.31%	46,583	0.67%	1.78%
9/30/16	14.76	0.34	1.55	1.89	(0.30)	(0.29)	(0.59)	16.06	13.11%	46,644	0.63%	2.22%
Service Class
3/31/21[r]	$ 12.00	$ 0.12	$ 3.07	$ 3.19	$ (0.25)	$ —	$ (0.25)	$ 14.94	26.97%[b]	$ 14,705	0.92%[a]	1.72%[a]
9/30/20	13.88	0.25	(1.16)	(0.91)	(0.26)	(0.71)	(0.97)	12.00	(7.46%)	11,618	0.92%	1.98%
9/30/19	16.95	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	13.88	(1.43%)	20,401	0.84%	1.82%
9/30/18	17.57	0.26	1.26	1.52	(0.32)	(1.82)	(2.14)	16.95	9.10%	50,102	0.77%	1.55%
9/30/17	15.95	0.28	2.39	2.67	(0.49)	(0.56)	(1.05)	17.57	17.19%	49,413	0.77%	1.65%
9/30/16	14.66	0.32	1.55	1.87	(0.29)	(0.29)	(0.58)	15.95	13.03%	64,634	0.73%	2.12%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	146%	57%	53%	80%	102%	109%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.28	$ 0.10	$ 3.17	$ 3.27	$ (0.24)	$ —	$ (0.24)	$ 15.31	26.88%[b]	$ 1,644	1.02%[a]	1.47%[a]
9/30/20	14.20	0.24	(1.20)	(0.96)	(0.25)	(0.71)	(0.96)	12.28	(7.62%)	4,214	1.02%	1.88%
9/30/19	17.27	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	14.20	(1.46%)	5,731	0.94%	1.72%
9/30/18	17.86	0.25	1.29	1.54	(0.31)	(1.82)	(2.13)	17.27	9.02%	9,147	0.87%	1.46%
9/30/17	16.21	0.27	2.41	2.68	(0.47)	(0.56)	(1.03)	17.86	17.01%	5,970	0.87%	1.57%
9/30/16	14.88	0.31	1.58	1.89	(0.27)	(0.29)	(0.56)	16.21	12.97%	5,801	0.83%	2.00%
Class A
3/31/21[r]	$ 11.85	$ 0.09	$ 3.05	$ 3.14	$ (0.21)	$ —	$ (0.21)	$ 14.78	26.71%[b]	$ 6,796	1.27%[a]	1.36%[a]
9/30/20	13.73	0.21	(1.15)	(0.94)	(0.23)	(0.71)	(0.94)	11.85	(7.77%)	5,569	1.27%	1.66%
9/30/19	16.78	0.20	(0.74)	(0.54)	(0.31)	(2.20)	(2.51)	13.73	(1.75%)	6,012	1.19%	1.48%
9/30/18	17.39	0.20	1.25	1.45	(0.24)	(1.82)	(2.06)	16.78	8.74%	8,886	1.12%	1.20%
9/30/17	15.82	0.22	2.36	2.58	(0.45)	(0.56)	(1.01)	17.39	16.74%	9,120	1.12%	1.32%
9/30/16	14.53	0.27	1.53	1.80	(0.22)	(0.29)	(0.51)	15.82	12.65%	10,415	1.08%	1.78%
Class R4
3/31/21[r]	$ 11.76	$ 0.10	$ 3.01	$ 3.11	$ (0.22)	$ —	$ (0.22)	$ 14.65	26.71%[b]	$ 2,904	1.17%[a]	1.47%[a]
9/30/20	13.63	0.21	(1.13)	(0.92)	(0.24)	(0.71)	(0.95)	11.76	(7.70%)	2,707	1.17%	1.73%
9/30/19	16.67	0.22	(0.75)	(0.53)	(0.31)	(2.20)	(2.51)	13.63	(1.65%)	4,039	1.09%	1.58%
9/30/18	17.32	0.22	1.24	1.46	(0.29)	(1.82)	(2.11)	16.67	8.84%	6,428	1.02%	1.30%
9/30/17	15.77	0.24	2.36	2.60	(0.49)	(0.56)	(1.05)	17.32	16.94%	10,139	1.02%	1.43%
9/30/16	14.51	0.28	1.53	1.81	(0.26)	(0.29)	(0.55)	15.77	12.75%	4,127	0.98%	1.90%
Class R3
3/31/21[r]	$ 11.95	$ 0.08	$ 3.08	$ 3.16	$ (0.19)	$ —	$ (0.19)	$ 14.92	26.68%[b]	$ 4,207	1.42%[a]	1.22%[a]
9/30/20	13.85	0.19	(1.17)	(0.98)	(0.21)	(0.71)	(0.92)	11.95	(7.98%)	3,988	1.42%	1.50%
9/30/19	16.90	0.18	(0.74)	(0.56)	(0.29)	(2.20)	(2.49)	13.85	(1.85%)	4,346	1.34%	1.33%
9/30/18	17.56	0.18	1.25	1.43	(0.27)	(1.82)	(2.09)	16.90	8.53%	4,196	1.27%	1.05%
9/30/17	15.92	0.20	2.38	2.58	(0.38)	(0.56)	(0.94)	17.56	16.62%	3,820	1.27%	1.18%
9/30/16	14.62	0.25	1.54	1.79	(0.20)	(0.29)	(0.49)	15.92	12.49%	648	1.23%	1.66%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 11.28	$ 0.07	$ 2.06	$ 2.13	$ (0.12)	$ (0.27)	$ (0.39)	$ 13.02	19.24%[b]	$ 29,342	0.74%[a]	1.08%[a]
9/30/20	11.07	0.11	1.19	1.30	(0.13)	(0.96)	(1.09)	11.28	12.22%	30,273	0.74%	1.03%
9/30/19	12.04	0.14	0.30	0.44	(0.13)	(1.28)	(1.41)	11.07	5.60%	24,639	0.73%	1.29%
9/30/18	11.94	0.14	0.89	1.03	(0.14)	(0.79)	(0.93)	12.04	9.11%	24,123	0.71%	1.17%
9/30/17	10.42	0.16	1.81	1.97	(0.15)	(0.30)	(0.45)	11.94	19.50%	8,516	0.71%	1.40%
9/30/16	13.75	0.18	1.43	1.61	(0.22)	(4.72)	(4.94)	10.42	14.34%	739	0.72%	1.68%
Class R5
3/31/21[r]	$ 11.27	$ 0.06	$ 2.05	$ 2.11	$ (0.10)	$ (0.27)	$ (0.37)	$ 13.01	19.14%[b]	$ 46,607	0.84%[a]	1.01%[a]
9/30/20	11.06	0.10	1.18	1.28	(0.11)	(0.96)	(1.07)	11.27	12.10%	45,358	0.84%	0.93%
9/30/19	12.03	0.13	0.29	0.42	(0.11)	(1.28)	(1.39)	11.06	5.47%	48,226	0.83%	1.19%
9/30/18	11.93	0.12	0.90	1.02	(0.13)	(0.79)	(0.92)	12.03	9.00%	67,695	0.81%	1.04%
9/30/17	10.41	0.15	1.81	1.96	(0.14)	(0.30)	(0.44)	11.93	19.40%	78,580	0.81%	1.36%
9/30/16	13.73	0.13	1.48	1.61	(0.21)	(4.72)	(4.93)	10.41	14.28%	73,380	0.82%	1.27%
Service Class
3/31/21[r]	$ 11.75	$ 0.05	$ 2.15	$ 2.20	$ (0.08)	$ (0.27)	$ (0.35)	$ 13.60	19.07%[b]	$ 148	0.94%[a]	0.87%[a]
9/30/20	11.50	0.09	1.22	1.31	(0.10)	(0.96)	(1.06)	11.75	11.88%	182	0.94%	0.82%
9/30/19	12.44	0.12	0.32	0.44	(0.10)	(1.28)	(1.38)	11.50	5.38%	652	0.93%	1.08%
9/30/18	12.30	0.11	0.93	1.04	(0.11)	(0.79)	(0.90)	12.44	8.94%	738	0.91%	0.95%
9/30/17	10.71	0.15	1.85	2.00	(0.11)	(0.30)	(0.41)	12.30	19.21%	1,133	0.91%	1.28%
9/30/16	13.91	0.12	1.51	1.63	(0.11)	(4.72)	(4.83)	10.71	14.21%	1,979	0.92%	0.98%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	23%	38%	55%	64%	35%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 11.25	$ 0.05	$ 2.05	$ 2.10	$ (0.08)	$ (0.27)	$ (0.35)	$ 13.00	19.03%[b]	$ 22,737	1.04%[a]	0.81%[a]
9/30/20	11.05	0.08	1.17	1.25	(0.09)	(0.96)	(1.05)	11.25	11.79%	21,264	1.04%	0.73%
9/30/19	12.01	0.10	0.31	0.41	(0.09)	(1.28)	(1.37)	11.05	5.30%	24,458	1.03%	0.98%
9/30/18	11.91	0.10	0.89	0.99	(0.10)	(0.79)	(0.89)	12.01	8.79%	28,295	1.01%	0.84%
9/30/17	10.40	0.13	1.80	1.93	(0.12)	(0.30)	(0.42)	11.91	19.07%	30,996	1.01%	1.17%
9/30/16	13.71	0.11	1.48	1.59	(0.18)	(4.72)	(4.90)	10.40	14.11%	29,371	1.02%	1.05%
Class A
3/31/21[r]	$ 11.04	$ 0.03	$ 2.02	$ 2.05	$ (0.05)	$ (0.27)	$ (0.32)	$ 12.77	18.90%[b]	$ 11,906	1.29%[a]	0.57%[a]
9/30/20	10.86	0.05	1.15	1.20	(0.06)	(0.96)	(1.02)	11.04	11.53%	12,086	1.29%	0.48%
9/30/19	11.83	0.08	0.29	0.37	(0.06)	(1.28)	(1.34)	10.86	5.01%	12,843	1.28%	0.74%
9/30/18	11.75	0.07	0.88	0.95	(0.08)	(0.79)	(0.87)	11.83	8.49%	14,495	1.26%	0.60%
9/30/17	10.26	0.10	1.79	1.89	(0.10)	(0.30)	(0.40)	11.75	18.88%	13,096	1.26%	0.90%
9/30/16	13.58	0.09	1.45	1.54	(0.14)	(4.72)	(4.86)	10.26	13.78%	11,877	1.27%	0.82%
Class R4
3/31/21[r]	$ 10.94	$ 0.04	$ 2.00	$ 2.04	$ (0.07)	$ (0.27)	$ (0.34)	$ 12.64	18.98%[b]	$ 7,853	1.19%[a]	0.67%[a]
9/30/20	10.77	0.06	1.15	1.21	(0.08)	(0.96)	(1.04)	10.94	11.68%	6,418	1.19%	0.58%
9/30/19	11.75	0.09	0.29	0.38	(0.08)	(1.28)	(1.36)	10.77	5.08%	6,379	1.18%	0.83%
9/30/18	11.67	0.08	0.87	0.95	(0.08)	(0.79)	(0.87)	11.75	8.63%	6,394	1.16%	0.70%
9/30/17	10.22	0.11	1.78	1.89	(0.14)	(0.30)	(0.44)	11.67	19.02%	5,268	1.16%	0.99%
9/30/16	13.57	0.15	1.40	1.55	(0.18)	(4.72)	(4.90)	10.22	13.88%	3,421	1.17%	1.45%
Class R3
3/31/21[r]	$ 11.07	$ 0.02	$ 2.02	$ 2.04	$ (0.04)	$ (0.27)	$ (0.31)	$ 12.80	18.73%[b]	$ 1,405	1.44%[a]	0.42%[a]
9/30/20	10.88	0.03	1.16	1.19	(0.04)	(0.96)	(1.00)	11.07	11.41%	1,219	1.44%	0.33%
9/30/19	11.85	0.06	0.30	0.36	(0.05)	(1.28)	(1.33)	10.88	4.87%	1,239	1.43%	0.61%
9/30/18	11.76	0.05	0.88	0.93	(0.05)	(0.79)	(0.84)	11.85	8.34%	1,813	1.41%	0.45%
9/30/17	10.30	0.08	1.79	1.87	(0.11)	(0.30)	(0.41)	11.76	18.69%	1,144	1.41%	0.74%
9/30/16	13.66	0.07	1.46	1.53	(0.17)	(4.72)	(4.89)	10.30	13.60%	802	1.42%	0.70%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 12.85	$ 0.02	$ 1.40	$ 1.42	$ (0.06)	$ (0.54)	$ (0.60)	$ 13.67	11.36%[b]	$ 29,495	0.55%[a]	0.29%[a]
9/30/20	11.00	0.09	3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
9/30/19	14.37	0.10	(0.47)	(0.37)	(0.15)	(2.85)	(3.00)	11.00	0.99%	28,367	0.55%	0.89%
9/30/18	13.13	0.10	2.81	2.91	(0.12)	(1.55)	(1.67)	14.37	23.95%	30,279	0.52%	0.78%
9/30/17	11.69	0.13	2.30	2.43	(0.17)	(0.82)	(0.99)	13.13	22.32%	113,313	0.53%	1.09%
9/30/16	11.37	0.14	1.17	1.31	(0.14)	(0.85)	(0.99)	11.69	11.94%	107,336	0.51%	1.22%
Class R5
3/31/21[r]	$ 12.85	$ 0.01	$ 1.41	$ 1.42	$ (0.05)	$ (0.54)	$ (0.59)	$ 13.68	11.33%[b]	$ 98,010	0.65%[a]	0.18%[a]
9/30/20	11.00	0.07	3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
9/30/19	14.37	0.09	(0.48)	(0.39)	(0.13)	(2.85)	(2.98)	11.00	0.85%	100,651	0.65%	0.79%
9/30/18	13.14	0.09	2.80	2.89	(0.11)	(1.55)	(1.66)	14.37	23.72%	112,178	0.62%	0.69%
9/30/17	11.69	0.12	2.31	2.43	(0.16)	(0.82)	(0.98)	13.14	22.27%	87,103	0.63%	1.00%
9/30/16	11.38	0.13	1.16	1.29	(0.13)	(0.85)	(0.98)	11.69	11.70%	76,893	0.61%	1.12%
Service Class
3/31/21[r]	$ 12.92	$ 0.00[d]	$ 1.42	$ 1.42	$ (0.04)	$ (0.54)	$ (0.58)	$ 13.76	11.25%[b]	$ 24,122	0.75%[a]	0.07%[a]
9/30/20	11.04	0.06	3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%
9/30/19	14.40	0.08	(0.47)	(0.39)	(0.12)	(2.85)	(2.97)	11.04	0.79%	31,895	0.75%	0.71%
9/30/18	13.17	0.08	2.80	2.88	(0.10)	(1.55)	(1.65)	14.40	23.54%	74,294	0.72%	0.59%
9/30/17	11.71	0.11	2.31	2.42	(0.14)	(0.82)	(0.96)	13.17	22.15%	73,755	0.73%	0.89%
9/30/16	11.40	0.12	1.16	1.28	(0.12)	(0.85)	(0.97)	11.71	11.58%	80,551	0.71%	1.02%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	74%	50%	49%	73%	105%	124%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 13.10	$ (0.00)[d]	$ 1.43	$ 1.43	$ (0.02)	$ (0.54)	$ (0.56)	$ 13.97	11.18%[b]	$ 34,682	0.85%[a]	(0.02%)[a]
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
9/30/19	14.55	0.07	(0.47)	(0.40)	(0.11)	(2.85)	(2.96)	11.19	0.66%	37,316	0.85%	0.60%
9/30/18	13.28	0.07	2.83	2.90	(0.08)	(1.55)	(1.63)	14.55	23.51%	42,622	0.82%	0.49%
9/30/17	11.81	0.09	2.34	2.43	(0.14)	(0.82)	(0.96)	13.28	21.95%	41,678	0.83%	0.78%
9/30/16	11.48	0.10	1.19	1.29	(0.11)	(0.85)	(0.96)	11.81	11.57%	38,399	0.81%	0.91%
Class A
3/31/21[r]	$ 12.59	$ (0.02)	$ 1.38	$ 1.36	$ —	$ (0.54)	$ (0.54)	$ 13.41	11.04%[b]	$ 26,613	1.10%[a]	(0.27%)[a]
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
9/30/19	14.15	0.04	(0.47)	(0.43)	(0.07)	(2.85)	(2.92)	10.80	0.42%	29,210	1.10%	0.35%
9/30/18	12.95	0.03	2.77	2.80	(0.05)	(1.55)	(1.60)	14.15	23.22%	39,399	1.07%	0.24%
9/30/17	11.53	0.07	2.28	2.35	(0.11)	(0.82)	(0.93)	12.95	21.73%	36,625	1.08%	0.55%
9/30/16	11.23	0.07	1.15	1.22	(0.07)	(0.85)	(0.92)	11.53	11.23%	38,743	1.06%	0.67%
Class R4
3/31/21[r]	$ 12.45	$ (0.01)	$ 1.36	$ 1.35	$ (0.00)[d]	$ (0.54)	$ (0.54)	$ 13.26	11.12%[b]	$ 24,019	1.00%[a]	(0.18%)[a]
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
9/30/19	14.05	0.05	(0.46)	(0.41)	(0.09)	(2.85)	(2.94)	10.70	0.59%	24,049	1.00%	0.45%
9/30/18	12.89	0.04	2.74	2.78	(0.07)	(1.55)	(1.62)	14.05	23.26%	31,265	0.97%	0.34%
9/30/17	11.50	0.07	2.27	2.34	(0.13)	(0.82)	(0.95)	12.89	21.80%	26,809	0.98%	0.61%
9/30/16	11.23	0.08	1.16	1.24	(0.12)	(0.85)	(0.97)	11.50	11.38%	14,016	0.96%	0.75%
Class R3
3/31/21[r]	$ 12.43	$ (0.03)	$ 1.36	$ 1.33	$ —	$ (0.54)	$ (0.54)	$ 13.22	10.95%[b]	$ 6,371	1.25%[a]	(0.43%)[a]
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
9/30/19	14.02	0.02	(0.47)	(0.45)	(0.06)	(2.85)	(2.91)	10.66	0.23%	6,015	1.25%	0.20%
9/30/18	12.86	0.01	2.74	2.75	(0.04)	(1.55)	(1.59)	14.02	23.01%	7,119	1.22%	0.10%
9/30/17	11.45	0.04	2.27	2.31	(0.08)	(0.82)	(0.90)	12.86	21.52%	4,310	1.23%	0.38%
9/30/16	11.21	0.06	1.14	1.20	(0.11)	(0.85)	(0.96)	11.45	11.01%	3,159	1.21%	0.55%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 13.96	$ 0.04	$ 5.93	$ 5.97	$ (0.11)	$ (1.21)	$ (1.32)	$ 18.61	44.30%[b]	$ 81,342	0.66%[a]	0.51%[a]
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	0.77%
9/30/19	16.47	0.11	(1.43)	(1.32)	(0.07)	(1.36)	(1.43)	13.72	(7.01%)	35,326	0.70%	0.82%
9/30/18	16.41	0.11	1.96	2.07	(0.07)	(1.94)	(2.01)	16.47	13.93%	40,439	0.69%	0.73%
9/30/17	13.81	0.11	3.01	3.12	(0.18)	(0.34)	(0.52)	16.41	23.05%	15,105	0.70%	0.75%
9/30/16	13.84	0.17	1.31	1.48	(0.12)	(1.39)	(1.51)	13.81	11.60%	3,642	0.71%	1.33%
Class R5
3/31/21[r]	$ 13.93	$ 0.04	$ 5.90	$ 5.94	$ (0.09)	$ (1.21)	$ (1.30)	$ 18.57	44.20%[b]	$ 134,470	0.76%[a]	0.42%[a]
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	0.68%
9/30/19	16.44	0.10	(1.43)	(1.33)	(0.06)	(1.36)	(1.42)	13.69	(7.14%)	61,826	0.80%	0.71%
9/30/18	16.38	0.10	1.96	2.06	(0.06)	(1.94)	(2.00)	16.44	13.82%	77,025	0.79%	0.62%
9/30/17	13.78	0.10	3.00	3.10	(0.16)	(0.34)	(0.50)	16.38	22.99%	64,889	0.80%	0.63%
9/30/16	13.82	0.15	1.30	1.45	(0.10)	(1.39)	(1.49)	13.78	11.40%	61,310	0.81%	1.16%
Service Class
3/31/21[r]	$ 13.89	$ 0.03	$ 5.89	$ 5.92	$ (0.08)	$ (1.21)	$ (1.29)	$ 18.52	44.13%[b]	$ 24,499	0.86%[a]	0.32%[a]
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	0.58%
9/30/19	16.39	0.08	(1.41)	(1.33)	(0.04)	(1.36)	(1.40)	13.66	(7.16%)	17,073	0.90%	0.61%
9/30/18	16.34	0.08	1.95	2.03	(0.04)	(1.94)	(1.98)	16.39	13.68%	18,192	0.89%	0.52%
9/30/17	13.75	0.08	3.00	3.08	(0.15)	(0.34)	(0.49)	16.34	22.87%	14,726	0.90%	0.54%
9/30/16	13.81	0.14	1.29	1.43	(0.10)	(1.39)	(1.49)	13.75	11.23%	13,313	0.91%	1.08%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	25%	47%	34%	57%	62%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 13.80	$ 0.02	$ 5.86	$ 5.88	$ (0.07)	$ (1.21)	$ (1.28)	$ 18.40	44.08%[b]	$ 26,640	0.96%[a]	0.22%[a]
9/30/20	13.57	0.06	0.26	0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	0.48%
9/30/19	16.29	0.07	(1.41)	(1.34)	(0.02)	(1.36)	(1.38)	13.57	(7.28%)	20,377	1.00%	0.51%
9/30/18	16.25	0.07	1.94	2.01	(0.03)	(1.94)	(1.97)	16.29	13.59%	26,503	0.99%	0.42%
9/30/17	13.68	0.07	2.98	3.05	(0.14)	(0.34)	(0.48)	16.25	22.75%	23,967	1.00%	0.44%
9/30/16	13.72	0.12	1.29	1.41	(0.06)	(1.39)	(1.45)	13.68	11.17%	17,641	1.01%	0.94%
Class A
3/31/21[r]	$ 13.42	$ (0.00)[d]	$ 5.68	$ 5.68	$ (0.03)	$ (1.21)	$ (1.24)	$ 17.86	43.88%[b]	$ 59,227	1.21%[a]	(0.03%)[a]
9/30/20	13.21	0.03	0.25	0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	0.22%
9/30/19	15.92	0.03	(1.38)	(1.35)	—	(1.36)	(1.36)	13.21	(7.54%)	50,524	1.25%	0.26%
9/30/18	15.93	0.03	1.90	1.93	—	(1.94)	(1.94)	15.92	13.34%	69,157	1.24%	0.17%
9/30/17	13.42	0.03	2.92	2.95	(0.10)	(0.34)	(0.44)	15.93	22.42%	73,462	1.25%	0.19%
9/30/16	13.49	0.09	1.26	1.35	(0.03)	(1.39)	(1.42)	13.42	10.88%	69,495	1.26%	0.70%
Class R4
3/31/21[r]	$ 13.34	$ 0.00[d]	$ 5.66	$ 5.66	$ (0.05)	$ (1.21)	$ (1.26)	$ 17.74	43.93%[b]	$ 14,908	1.11%[a]	0.06%[a]
9/30/20	13.12	0.04	0.25	0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	0.32%
9/30/19	15.81	0.05	(1.38)	(1.33)	(0.00)[d]	(1.36)	(1.36)	13.12	(7.43%)	10,591	1.15%	0.36%
9/30/18	15.83	0.04	1.89	1.93	(0.01)	(1.94)	(1.95)	15.81	13.42%	11,773	1.14%	0.26%
9/30/17	13.36	0.04	2.91	2.95	(0.14)	(0.34)	(0.48)	15.83	22.50%	9,717	1.15%	0.29%
9/30/16	13.48	0.10	1.27	1.37	(0.10)	(1.39)	(1.49)	13.36	11.06%	4,467	1.16%	0.75%
Class R3
3/31/21[r]	$ 13.18	$ (0.01)	$ 5.59	$ 5.58	$ —	$ (1.21)	$ (1.21)	$ 17.55	43.82%[b]	$ 10,204	1.36%[a]	(0.17%)[a]
9/30/20	13.00	0.01	0.24	0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	0.07%
9/30/19	15.71	0.01	(1.36)	(1.35)	—	(1.36)	(1.36)	13.00	(7.66%)	8,551	1.40%	0.11%
9/30/18	15.77	0.00[d]	1.88	1.88	—	(1.94)	(1.94)	15.71	13.14%	10,564	1.39%	0.02%
9/30/17	13.32	0.01	2.89	2.90	(0.11)	(0.34)	(0.45)	15.77	22.19%	9,008	1.40%	0.04%
9/30/16	13.46	0.07	1.25	1.32	(0.07)	(1.39)	(1.46)	13.32	10.72%	5,524	1.41%	0.51%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 15.04	$ (0.03)	$ 2.79	$ 2.76	$ —	$ (0.84)	$ (0.84)	$ 16.96	18.56%[b]	$ 92,171	0.83%[a]	(0.35%)[a]
9/30/20	12.35	0.00[d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
9/30/19	16.08	0.10	(0.83)	(0.73)	(0.11)	(2.89)	(3.00)	12.35	(1.93%)	70,159	0.84%	0.79%
9/30/18	16.46	0.13	1.52	1.65	(0.16)	(1.87)	(2.03)	16.08	10.39%	50,503	0.86%	0.79%
9/30/17	13.47	0.12	3.43	3.55	(0.18)	(0.38)	(0.56)	16.46	27.53%	34,308	0.86%	0.78%
9/30/16	13.94	0.11	0.66	0.77	(0.14)	(1.10)	(1.24)	13.47	5.50%	16,576	0.85%	0.85%
Class R5
3/31/21[r]	$ 15.05	$ (0.04)	$ 2.79	$ 2.75	$ —	$ (0.84)	$ (0.84)	$ 16.96	18.48%[b]	$ 117,642	0.93%[a]	(0.46%)[a]
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
9/30/19	16.09	0.08	(0.83)	(0.75)	(0.09)	(2.89)	(2.98)	12.36	(2.07%)	98,379	0.94%	0.66%
9/30/18	16.47	0.11	1.53	1.64	(0.15)	(1.87)	(2.02)	16.09	10.28%	101,536	0.96%	0.65%
9/30/17	13.46	0.08	3.48	3.56	(0.17)	(0.38)	(0.55)	16.47	27.55%	120,521	0.96%	0.54%
9/30/16	13.93	0.12	0.63	0.75	(0.12)	(1.10)	(1.22)	13.46	5.37%	125,171	0.95%	0.89%
Service Class
3/31/21[r]	$ 14.91	$ (0.05)	$ 2.76	$ 2.71	$ —	$ (0.84)	$ (0.84)	$ 16.78	18.46%[b]	$ 7,188	1.03%[a]	(0.56%)[a]
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)
9/30/19	15.94	0.06	(0.82)	(0.76)	(0.06)	(2.89)	(2.95)	12.23	(2.23%)	6,361	1.04%	0.43%
9/30/18	16.33	0.10	1.51	1.61	(0.13)	(1.87)	(2.00)	15.94	10.17%	16,104	1.06%	0.60%
9/30/17	13.35	0.07	3.44	3.51	(0.15)	(0.38)	(0.53)	16.33	27.37%	19,086	1.06%	0.46%
9/30/16	13.83	0.11	0.62	0.73	(0.11)	(1.10)	(1.21)	13.35	5.28%	28,699	1.05%	0.87%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	4%	12%	32%	42%	30%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 15.03	$ (0.05)	$ 2.79	$ 2.74	$ —	$ (0.84)	$ (0.84)	$ 16.93	18.44%[b]	$ 85,374	1.13%[a]	(0.66%)[a]
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
9/30/19	16.06	0.06	(0.83)	(0.77)	(0.06)	(2.89)	(2.95)	12.34	(2.30%)	77,097	1.14%	0.45%
9/30/18	16.44	0.07	1.53	1.60	(0.11)	(1.87)	(1.98)	16.06	10.07%	90,239	1.16%	0.46%
9/30/17	13.44	0.05	3.47	3.52	(0.14)	(0.38)	(0.52)	16.44	27.24%	103,200	1.16%	0.36%
9/30/16	13.91	0.09	0.63	0.72	(0.09)	(1.10)	(1.19)	13.44	5.15%	99,085	1.15%	0.68%
Class A
3/31/21[r]	$ 14.82	$ (0.07)	$ 2.74	$ 2.67	$ —	$ (0.84)	$ (0.84)	$ 16.65	18.29%[b]	$ 24,975	1.38%[a]	(0.91%)[a]
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
9/30/19	15.87	0.03	(0.82)	(0.79)	(0.02)	(2.89)	(2.91)	12.17	(2.48%)	24,676	1.39%	0.20%
9/30/18	16.27	0.03	1.51	1.54	(0.07)	(1.87)	(1.94)	15.87	9.74%	31,725	1.41%	0.21%
9/30/17	13.29	0.02	3.44	3.46	(0.10)	(0.38)	(0.48)	16.27	26.99%	30,769	1.41%	0.12%
9/30/16	13.77	0.06	0.61	0.67	(0.05)	(1.10)	(1.15)	13.29	4.85%	32,200	1.40%	0.44%
Class R4
3/31/21[r]	$ 14.59	$ (0.06)	$ 2.70	$ 2.64	$ —	$ (0.84)	$ (0.84)	$ 16.39	18.30%[b]	$ 11,852	1.28%[a]	(0.80%)[a]
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
9/30/19	15.71	0.04	(0.82)	(0.78)	(0.06)	(2.89)	(2.95)	11.98	(2.45%)	7,531	1.29%	0.32%
9/30/18	16.13	0.04	1.51	1.55	(0.10)	(1.87)	(1.97)	15.71	9.90%	7,790	1.31%	0.27%
9/30/17	13.21	0.03	3.41	3.44	(0.14)	(0.38)	(0.52)	16.13	27.05%	5,560	1.31%	0.20%
9/30/16	13.74	0.09	0.61	0.70	(0.13)	(1.10)	(1.23)	13.21	5.05%	4,322	1.30%	0.73%
Class R3
3/31/21[r]	$ 14.72	$ (0.09)	$ 2.74	$ 2.65	$ —	$ (0.84)	$ (0.84)	$ 16.53	18.21%[b]	$ 9,306	1.53%[a]	(1.07%)[a]
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)
9/30/19	15.80	0.01	(0.82)	(0.81)	—	(2.89)	(2.89)	12.10	(2.69%)	10,226	1.54%	0.06%
9/30/18	16.21	0.01	1.51	1.52	(0.06)	(1.87)	(1.93)	15.80	9.64%	11,029	1.56%	0.06%
9/30/17	13.27	(0.00)[d]	3.42	3.42	(0.10)	(0.38)	(0.48)	16.21	26.73%	10,696	1.56%	(0.03%)
9/30/16	13.79	0.05	0.61	0.66	(0.08)	(1.10)	(1.18)	13.27	4.78%	8,702	1.55%	0.42%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 13.08	$ 0.05	$ 1.65	$ 1.70	$ (0.04)	$ (4.94)	$ (4.98)	$ 9.80	14.69%[b]	$ 83,829	1.01%[a]	0.99%[a]	0.84%[a]
9/30/20	12.01	0.03	1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
9/30/19	12.99	0.09	(0.49)	(0.40)	(0.12)	(0.46)	(0.58)	12.01	(2.49%)	149,979	0.93%	0.92%	0.81%
9/30/18	13.44	0.14	(0.42)	(0.28)	(0.17)	—	(0.17)	12.99	(2.14%)	293,575	0.96%	0.94%	1.01%
9/30/17	11.97	0.18	1.61	1.79	(0.15)	(0.17)	(0.32)	13.44	15.60%	246,510	0.96%	0.94%	1.46%
9/30/16	11.55	0.15	0.85	1.00	(0.14)	(0.44)	(0.58)	11.97	8.86%	195,019	0.95%	0.94%	1.30%
Class R5
3/31/21[r]	$ 13.08	$ 0.04	$ 1.66	$ 1.70	$ (0.03)	$ (4.94)	$ (4.97)	$ 9.81	14.64%[b]	$ 55,603	1.11%[a]	1.09%[a]	0.78%[a]
9/30/20	12.00	0.02	1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
9/30/19	12.98	0.10	(0.51)	(0.41)	(0.11)	(0.46)	(0.57)	12.00	(2.63%)	94,827	1.03%	1.02%	0.89%
9/30/18	13.44	0.12	(0.42)	(0.30)	(0.16)	—	(0.16)	12.98	(2.32%)	147,654	1.06%	1.04%	0.85%
9/30/17	11.97	0.17	1.61	1.78	(0.14)	(0.17)	(0.31)	13.44	15.47%	195,316	1.06%	1.04%	1.38%
9/30/16	11.54	0.14	0.85	0.99	(0.12)	(0.44)	(0.56)	11.97	8.83%	221,320	1.05%	1.04%	1.18%
Service Class
3/31/21[r]	$ 13.04	$ 0.04	$ 1.65	$ 1.69	$ (0.01)	$ (4.94)	$ (4.95)	$ 9.78	14.56%[b]	$ 3,863	1.21%[a]	1.19%[a]	0.69%[a]
9/30/20	11.97	0.00[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]
9/30/19	12.94	0.07	(0.49)	(0.42)	(0.09)	(0.46)	(0.55)	11.97	(2.74%)	9,393	1.13%	1.12%	0.60%
9/30/18	13.39	0.11	(0.41)	(0.30)	(0.15)	—	(0.15)	12.94	(2.33%)	23,069	1.16%	1.14%	0.79%
9/30/17	11.93	0.15	1.61	1.76	(0.13)	(0.17)	(0.30)	13.39	15.33%	21,422	1.16%	1.14%	1.25%
9/30/16	11.51	0.13	0.84	0.97	(0.11)	(0.44)	(0.55)	11.93	8.66%	22,510	1.15%	1.14%	1.09%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	11%	106%	52%	70%	44%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 12.97	$ 0.03	$ 1.64	$ 1.67	$ —	$ (4.94)	$ (4.94)	$ 9.70	14.52%[b]	$ 3,066	1.31%[a]	1.29%[a]	0.57%[a]
9/30/20	11.91	(0.00)[d]	1.52	1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
9/30/19	12.87	0.08	(0.51)	(0.43)	(0.07)	(0.46)	(0.53)	11.91	(2.77%)	5,465	1.23%	1.22%	0.65%
9/30/18	13.32	0.08	(0.40)	(0.32)	(0.13)	—	(0.13)	12.87	(2.49%)	11,908	1.26%	1.24%	0.58%
9/30/17	11.87	0.15	1.58	1.73	(0.11)	(0.17)	(0.28)	13.32	15.19%	17,968	1.26%	1.24%	1.22%
9/30/16	11.45	0.11	0.85	0.96	(0.10)	(0.44)	(0.54)	11.87	8.59%	18,407	1.25%	1.24%	0.97%
Class A
3/31/21[r]	$ 12.56	$ 0.02	$ 1.57	$ 1.59	$ —	$ (4.94)	$ (4.94)	$ 9.21	14.32%[b]	$ 17,487	1.56%[a]	1.54%[a]	0.34%[a]
9/30/20	11.54	(0.03)	1.48	1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
9/30/19	12.49	0.05	(0.50)	(0.45)	(0.04)	(0.46)	(0.50)	11.54	(3.09%)	22,004	1.48%	1.47%	0.46%
9/30/18	12.93	0.05	(0.39)	(0.34)	(0.10)	—	(0.10)	12.49	(2.70%)	30,719	1.51%	1.49%	0.41%
9/30/17	11.52	0.10	1.56	1.66	(0.08)	(0.17)	(0.25)	12.93	14.95%	39,746	1.51%	1.49%	0.90%
9/30/16	11.12	0.08	0.83	0.91	(0.07)	(0.44)	(0.51)	11.52	8.34%	42,907	1.50%	1.49%	0.72%
Class R4
3/31/21[r]	$ 12.45	$ 0.02	$ 1.56	$ 1.58	$ —	$ (4.94)	$ (4.94)	$ 9.09	14.39%[b]	$ 1,704	1.46%[a]	1.44%[a]	0.39%[a]
9/30/20	11.43	(0.04)	1.48	1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
9/30/19	12.38	0.05	(0.48)	(0.43)	(0.06)	(0.46)	(0.52)	11.43	(2.95%)	4,895	1.38%	1.37%	0.48%
9/30/18	12.84	0.07	(0.40)	(0.33)	(0.13)	—	(0.13)	12.38	(2.63%)	10,673	1.41%	1.39%	0.54%
9/30/17	11.47	0.13	1.53	1.66	(0.12)	(0.17)	(0.29)	12.84	15.10%	10,932	1.41%	1.39%	1.10%
9/30/16	11.11	0.14	0.77	0.91	(0.11)	(0.44)	(0.55)	11.47	8.42%	3,648	1.40%	1.39%	1.28%
Class R3
3/31/21[r]	$ 12.38	$ 0.01	$ 1.55	$ 1.56	$ —	$ (4.94)	$ (4.94)	$ 9.00	14.27%[b]	$ 2,542	1.71%[a]	1.69%[a]	0.27%[a]
9/30/20	11.38	(0.06)	1.47	1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
9/30/19	12.34	0.02	(0.48)	(0.46)	(0.04)	(0.46)	(0.50)	11.38	(3.24%)	5,415	1.63%	1.62%	0.21%
9/30/18	12.79	0.03	(0.39)	(0.36)	(0.09)	—	(0.09)	12.34	(2.88%)	9,024	1.66%	1.64%	0.25%
9/30/17	11.43	0.09	1.54	1.63	(0.10)	(0.17)	(0.27)	12.79	14.77%	9,045	1.66%	1.64%	0.77%
9/30/16	11.09	0.09	0.80	0.89	(0.11)	(0.44)	(0.55)	11.43	8.24%	3,618	1.65%	1.64%	0.82%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/21[r]	$ 13.23	$ (0.01)	$ 2.68	$ 2.67	$ —	$ (0.22)	$ (0.22)	$ 15.68	20.28%[b]	$ 178,074	1.21%[a]	1.15%[a]	(0.08%)[a]
9/30/20	13.02	0.02	1.33	1.35	(0.08)	(1.06)	(1.14)	13.23	10.33%	169,366	1.27%	1.15%	0.12%
9/30/19	12.75	0.07	0.28	0.35	(0.08)	—	(0.08)	13.02	2.85%	141,988	1.21%	1.10%	0.55%
9/30/18	12.88	0.08	(0.04)	0.04	(0.17)	—	(0.17)	12.75	0.31%	216,085	1.27%	1.05%	0.62%
9/30/17	10.79	0.07	2.14	2.21	(0.12)	—	(0.12)	12.88	20.85%	236,991	1.28%	1.05%	0.65%
9/30/16	9.19	0.07	1.61	1.68	(0.08)	—	(0.08)	10.79	18.36%	204,626	1.31%	1.05%	0.69%
Class R5
3/31/21[r]	$ 13.43	$ (0.01)	$ 2.71	$ 2.70	$ —	$ (0.22)	$ (0.22)	$ 15.91	20.20%[b]	$ 3,427	1.31%[a]	1.25%[a]	(0.18%)[a]
9/30/20	13.20	0.00[d]	1.35	1.35	(0.06)	(1.06)	(1.12)	13.43	10.23%	3,165	1.37%	1.25%	0.02%
9/30/19	12.92	0.06	0.29	0.35	(0.07)	—	(0.07)	13.20	2.78%	4,295	1.31%	1.22%	0.45%
9/30/18	13.05	0.07	(0.04)	0.03	(0.16)	—	(0.16)	12.92	0.21%	4,047	1.37%	1.15%	0.53%
9/30/17	10.94	0.06	2.16	2.22	(0.11)	—	(0.11)	13.05	20.59%	3,887	1.38%	1.15%	0.54%
9/30/16	9.30	0.04	1.65	1.69	(0.05)	—	(0.05)	10.94	18.22%	3,148	1.41%	1.15%	0.38%
Service Class
3/31/21[r]	$ 13.25	$ (0.02)	$ 2.68	$ 2.66	$ —	$ (0.22)	$ (0.22)	$ 15.69	20.17%[b]	$ 2,711	1.41%[a]	1.35%[a]	(0.28%)[a]
9/30/20	13.05	(0.01)	1.33	1.32	(0.06)	(1.06)	(1.12)	13.25	10.12%	2,473	1.47%	1.35%	(0.05%)
9/30/19	12.73	0.05	0.29	0.34	(0.02)	—	(0.02)	13.05	2.71%	419	1.41%	1.31%	0.42%
9/30/18	12.85	0.05	(0.03)	0.02	(0.14)	—	(0.14)	12.73	0.10%	230	1.47%	1.25%	0.41%
9/30/17	10.78	(0.02)	2.19	2.17	(0.10)	—	(0.10)	12.85	20.41%	434	1.48%	1.25%	(0.20%)
9/30/16	9.17	0.04	1.63	1.67	(0.06)	—	(0.06)	10.78	18.27%	8,238	1.51%	1.25%	0.43%

		Year ended September 30
	Six months ended March 31, 2021[b,r]	2020	2019	2018	2017	2016
Portfolio turnover rate	23%	71%	32%	38%	51%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/21[r]	$ 13.29	$ (0.03)	$ 2.69	$ 2.66	$ —	$ (0.22)	$ (0.22)	$ 15.73	20.11%[b]	$ 1,026	1.51%[a]	1.45%[a]	(0.38%)[a]
9/30/20	13.08	(0.02)	1.33	1.31	(0.04)	(1.06)	(1.10)	13.29	9.96%	989	1.57%	1.45%	(0.16%)
9/30/19	12.78	0.03	0.30	0.33	(0.03)	—	(0.03)	13.08	2.61%	927	1.51%	1.41%	0.24%
9/30/18	12.91	0.04	(0.03)	0.01	(0.14)	—	(0.14)	12.78	0.02%	879	1.57%	1.35%	0.33%
9/30/17	10.84	0.05	2.13	2.18	(0.11)	—	(0.11)	12.91	20.35%	1,565	1.58%	1.35%	0.41%
9/30/16	9.23	0.04	1.62	1.66	(0.05)	—	(0.05)	10.84	18.02%	677	1.61%	1.35%	0.42%
Class A
3/31/21[r]	$ 13.17	$ (0.05)	$ 2.66	$ 2.61	$ —	$ (0.22)	$ (0.22)	$ 15.56	19.92%[b]	$ 2,422	1.76%[a]	1.70%[a]	(0.64%)[a]
9/30/20	12.98	(0.05)	1.32	1.27	(0.02)	(1.06)	(1.08)	13.17	9.75%	2,029	1.82%	1.70%	(0.42%)
9/30/19	12.73	0.01	0.28	0.29	(0.04)	—	(0.04)	12.98	2.32%	885	1.76%	1.68%	0.09%
9/30/18	12.88	0.04	(0.07)	(0.03)	(0.12)	—	(0.12)	12.73	(0.23%)	386	1.82%	1.60%	0.30%
9/30/17	10.74	0.02	2.14	2.16	(0.02)	—	(0.02)	12.88	20.18%	118	1.83%	1.60%	0.14%
9/30/16	9.13	0.01	1.60	1.61	(0.00)[d]	—	(0.00)[d]	10.74	17.68%	95	1.86%	1.60%	0.11%
Class R4
3/31/21[r]	$ 13.10	$ (0.04)	$ 2.65	$ 2.61	$ —	$ (0.22)	$ (0.22)	$ 15.49	19.94%[b]	$ 1,097	1.66%[a]	1.60%[a]	(0.53%)[a]
9/30/20	12.90	(0.04)	1.32	1.28	(0.02)	(1.06)	(1.08)	13.10	9.84%	1,237	1.72%	1.60%	(0.30%)
9/30/19	12.63	0.01	0.29	0.30	(0.03)	—	(0.03)	12.90	2.38%	1,337	1.66%	1.57%	0.05%
9/30/18	12.76	0.03	(0.04)	(0.01)	(0.12)	—	(0.12)	12.63	(0.10%)	1,295	1.72%	1.50%	0.22%
9/30/17	10.72	0.03	2.11	2.14	(0.10)	—	(0.10)	12.76	20.23%	1,019	1.73%	1.50%	0.24%
9/30/16	9.14	0.02	1.61	1.63	(0.05)	—	(0.05)	10.72	17.87%	599	1.76%	1.50%	0.23%
Class R3
3/31/21[r]	$ 13.05	$ (0.06)	$ 2.64	$ 2.58	$ —	$ (0.22)	$ (0.22)	$ 15.41	19.79%[b]	$ 1,174	1.91%[a]	1.85%[a]	(0.78%)[a]
9/30/20	12.87	(0.07)	1.31	1.24	(0.00)[d]	(1.06)	(1.06)	13.05	9.57%	992	1.97%	1.85%	(0.58%)
9/30/19	12.60	(0.02)	0.29	0.27	—	—	—	12.87	2.14%	750	1.91%	1.81%	(0.15%)
9/30/18	12.73	(0.01)	(0.04)	(0.05)	(0.08)	—	(0.08)	12.60	(0.39%)	761	1.97%	1.75%	(0.09%)
9/30/17	10.70	(0.01)	2.12	2.11	(0.08)	—	(0.08)	12.73	19.88%	821	1.98%	1.75%	(0.07%)
9/30/16	9.12	0.00[d]	1.61	1.61	(0.03)	—	(0.03)	10.70	17.66%	642	2.01%	1.75%	0.04%

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Premier Core Bond Fund (“Core Bond Fund”)
MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual Premier High Yield Fund (“High Yield Fund”)
MassMutual Premier Balanced Fund (“Balanced Fund”)
MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)
MassMutual Premier Main Street Fund (“Main Street Fund”)
MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Premier Global Fund (“Global Fund”)
MassMutual Premier International Equity Fund (“International Equity Fund”)
MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2021. The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2021, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$189,036,859	$—	$189,036,859
Municipal Obligations	—	559,127	—	559,127
Non-U.S. Government Agency Obligations	—	196,507,860	—	196,507,860
U.S. Government Agency Obligations and Instrumentalities	—	5,352,544	—	5,352,544
U.S. Treasury Obligations	—	1,804,756	—	1,804,756
Purchased Options	—	579,851	—	579,851
Short-Term Investments	—	4,602,844	—	4,602,844
Total Investments	$—	$398,443,841	$—	$398,443,841
Asset Derivatives
Futures Contracts	$2,632,407	$—	$—	$2,632,407
Liability Derivatives
Futures Contracts	$(1,352,703)	$—	$—	$(1,352,703)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$1,822,189	$—		$1,822,189
Non-U.S. Government Agency Obligations	—	210,688,288	—		210,688,288
U.S. Government Agency Obligations and Instrumentalities	—	37,038,801	—		37,038,801
U.S. Treasury Obligations	—	78,077,113	—		78,077,113
Purchased Options	—	1,120,468	—		1,120,468
Short-Term Investments	—	56,632,985	—		56,632,985
Total Investments	$—	$385,379,844	$—		$385,379,844
Asset Derivatives
Futures Contracts	$54,817	$—	$—		$54,817
Swap Agreements	—	893,060	—		893,060
Total	$54,817	$893,060	$—		$947,877
Liability Derivatives
Futures Contracts	$(46,155)	$—	$—		$(46,155)
Swap Agreements	—	(1,730,333)	—		(1,730,333)
Total	$(46,155)	$(1,730,333)	$—		$(1,776,488)

Core Bond Fund
Asset Investments
Corporate Debt	$—	$486,557,527	$—		$486,557,527
Municipal Obligations	—	3,681,837	—		3,681,837
Non-U.S. Government Agency Obligations	—	422,818,846	—		422,818,846
Sovereign Debt Obligations	—	10,590,697	—		10,590,697
U.S. Government Agency Obligations and Instrumentalities	—	277,106,333	—		277,106,333
U.S. Treasury Obligations	—	73,776,158	—		73,776,158
Purchased Options	—	3,531,675	—		3,531,675
Short-Term Investments	—	170,904,670	—		170,904,670
Total Investments	$—	$1,448,967,743	$—		$1,448,967,743
Asset Derivatives
Futures Contracts	$592,815	$—	$—		$592,815
Liability Derivatives
Futures Contracts	$(4,294,062)	$—	$—		$(4,294,062)

Diversified Bond Fund
Asset Investments
Common Stock	$83,902	$—	$30,358	**	$114,260
Preferred Stock	1,605,124	—	—		1,605,124
Corporate Debt	—	102,258,383	—		102,258,383
Non-U.S. Government Agency Obligations	—	69,340,602	—		69,340,602
Sovereign Debt Obligations	—	1,435,367	—		1,435,367
U.S. Government Agency Obligations and Instrumentalities	—	34,461,907	—		34,461,907
U.S. Treasury Obligations	—	4,379,068	—		4,379,068
Purchased Options	—	712,931	—		712,931
Warrants	—	—	4,029	**	4,029
Short-Term Investments	—	27,331,017	—		27,331,017
Total Investments	$1,689,026	$239,919,275	$34,387		$241,642,688
Asset Derivatives
Forwards Contracts	$—	$79,728	$—		$79,728
Futures Contracts	175,940	—	—		175,940
Total	$175,940	$79,728	$—		$255,668

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forwards Contracts	$—	$(89,952)	$—		$(89,952)
Futures Contracts	(1,028,264)	—	—		(1,028,264)
Written Options	—	(39,155)	—		(39,155)
Total	$(1,028,264)	$(129,107)	$—		$(1,157,371)

High Yield Fund
Asset Investments
Common Stock	$2,743,919	$— +	$496,418	**	$3,240,337
Bank Loans	—	72,746,918	—		72,746,918
Corporate Debt	—	500,379,723	—		500,379,723
Short-Term Investments	—	15,638,028	—		15,638,028
Total Investments	$2,743,919	$588,764,669	$496,418		$592,005,006

Balanced Fund
Asset Investments
Common Stock	$107,405,682	$—	$—		$107,405,682
Corporate Debt	—	21,856,779	—		21,856,779
Non-U.S. Government Agency Obligations	—	1,297,740	—		1,297,740
U.S. Government Agency Obligations and Instrumentalities	—	11,410,501	—		11,410,501
U.S. Treasury Obligations	—	29,771,880	—		29,771,880
Mutual Funds	269,308	—	—		269,308
Short-Term Investments	—	6,045,290	—		6,045,290
Total Investments	$107,674,990	$70,382,190	$—		$178,057,180
Asset Derivatives
Futures Contracts	$53,289	$—	$—		$53,289
Liability Derivatives
Futures Contracts	$(7,588)	$—	$—		$(7,588)

Main Street Fund
Asset Investments
Common Stock	$118,584,541	$604,835 *	$—		$119,189,376
Mutual Funds	643,628	—	—		643,628
Short-Term Investments	—	912,985	—		912,985
Total Investments	$119,228,169	$1,517,820	$—		$120,745,989

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$22,652,340	$—	$—		$22,652,340
Denmark	184,814	887,142	—		1,071,956
France	—	28,946,117	—		28,946,117
Germany	—	8,135,460	—		8,135,460
India	5,270,953	7,644,313	—		12,915,266
Italy	—	919,288	—		919,288
Japan	—	51,616,758	—		51,616,758
Netherlands	960,266	11,930,417	—		12,890,683
Spain	—	4,391,008	—		4,391,008
Sweden	—	11,802,992	—		11,802,992
Switzerland	—	1,793,390	—		1,793,390
United Kingdom	—	4,524,232	—		4,524,232
United States	185,436,897	—	—		185,436,897

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Preferred Stock
India	$14,892	$—	$—	$14,892
Short-Term Investments	—	2,899,204	—	2,899,204
Total Investments	$214,520,162	$135,490,321	$—	$350,010,483

International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$1,656,770	$—	$1,656,770
Belgium	—	1,162,233	—	1,162,233
Canada	9,104,765	—	—	9,104,765
Cayman Islands	—	1,089,743	—	1,089,743
Denmark	—	209,403	—	209,403
France	—	18,702,343	—	18,702,343
Germany	—	7,818,763	—	7,818,763
Hong Kong	—	5,050,569	—	5,050,569
Ireland	562,778	6,002,866	—	6,565,644
Israel	435,563	—	—	435,563
Italy	—	679,092	—	679,092
Japan	—	30,855,219	—	30,855,219
Luxembourg	—	577,476	—	577,476
Netherlands	463,082	10,088,287	—	10,551,369
Norway	—	461,427	—	461,427
Singapore	—	632,058	—	632,058
Spain	—	6,155,243	—	6,155,243
Sweden	—	4,547,058	—	4,547,058
Switzerland	—	18,100,250	—	18,100,250
United Kingdom	644,872	36,877,222	—	37,522,094
Mutual Funds	2,209,185	—	—	2,209,185
Short-Term Investments	—	5,696,936	—	5,696,936
Total Investments	$13,420,245	$156,362,958	$—	$169,783,203

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$1,126,156	$889,203	$—	$2,015,359
Brazil	6,695,064	—	—	6,695,064
Cayman Islands	29,891,331	20,672,078	—	50,563,409
Chile	1,670,301	—	—	1,670,301
China	—	7,529,775	—	7,529,775
Colombia	663,388	—	—	663,388
Egypt	—	1,157,421	—	1,157,421
France	—	9,532,791	—	9,532,791
Hong Kong	—	7,082,755	—	7,082,755
India	—	26,246,879	—	26,246,879
Indonesia	—	1,988,110	—	1,988,110
Italy	—	2,935,612	—	2,935,612
Luxembourg	—	353,056	—	353,056
Mexico	11,395,239	—	—	11,395,239
Netherlands	5,402,820	—	—	5,402,820
Philippines	—	4,125,703	—	4,125,703

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$—	$3,970,119	$—	$3,970,119
Russia	253,985	8,904,745	—	9,158,730
South Africa	—	1,126,872	—	1,126,872
Switzerland	—	3,363,016	—	3,363,016
Taiwan	—	14,721,738	—	14,721,738
Turkey	—	519,501	—	519,501
United Kingdom	—	764,836	—	764,836
United States	6,187,504	—	—	6,187,504
Preferred Stock
Brazil	3,176,829	—	—	3,176,829
India	19,306	—	—	19,306
Singapore	—	—	2,438,401	2,438,401
Mutual Funds	2,127,537	—	—	2,127,537
Warrants	26,009	—	—	26,009
Short-Term Investments	—	2,342,819	—	2,342,819
Total Investments	$68,635,469	$118,227,029	$2,438,401	$189,300,899

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

+	Represents a security at $0 value as of March 31, 2021.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, collateral held for open purchased options, collateral held for open swap agreements, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2021.

The Funds, with the exception of the Diversified Bond Fund and High Yield Fund, had no Level 3 transfers during the period ended March 31, 2021. The Diversified Bond Fund and High Yield Fund had Level 3 transfers during the period ended March 31, 2021; however, none of the transfers individually or collectively had a material impact on the Diversified Bond Fund and High Yield Fund.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/20	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/21	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/21
Strategic Emerging Markets Fund
Preferred Stock	$2,438,401	$—	$—	$—	$—	$—	$—	$—	$2,438,401	$—

Notes to Financial Statements (Unaudited) (Continued)

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Strategic Emerging Markets Fund	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Preferred Stock — $2,438,401
Grab Holdings, Inc., Series H	$2,438,401	Market approach	Transaction price	$6.16	Increase
Total	$2,438,401

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2021, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$579,851	$579,851
Futures Contracts^^	—	—	—	2,632,407	2,632,407
Total Value	$—	$—	$—	$3,212,258	$3,212,258
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(1,352,703)	$(1,352,703)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$898,624	$898,624
Swap Agreements	(110,701)	—	—	—	(110,701)
Total Realized Gain (Loss)	$(110,701)	$—	$—	$898,624	$787,923

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$184,301	$184,301
Futures Contracts	—	—	—	1,799,349	1,799,349
Swap Agreements	(14,042)	—	—	—	(14,042)
Total Change in Appreciation (Depreciation)	$(14,042)	—	$—	$1,983,650	$1,969,608

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$1,120,468	$1,120,468
Futures Contracts^^	—	—	—	54,817	54,817
Swap Agreements*	—	458,932	—	434,128	893,060
Total Value	$—	$458,932	$—	$1,609,413	$2,068,345
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(46,155)	$(46,155)
Swap Agreements^	—	(1,730,333)	—	—	(1,730,333)
Total Value	$—	$(1,730,333)	$—	$(46,155)	$(1,776,488)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$434,276	$434,276
Swap Agreements	(175,325)	6,259,497	—	1,291,939	7,376,111
Total Realized Gain (Loss)	$(175,325)	$6,259,497	$—	$1,726,215	$7,810,387
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$384,063	$384,063
Futures Contracts	—	—	—	572	572
Swap Agreements	(4,888)	(7,518,671)	—	612,877	(6,910,682)
Total Change in Appreciation (Depreciation)	$(4,888)	$(7,518,671)	$—	$997,512	$(6,526,047)

Core Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$3,531,675	$3,531,675
Futures Contracts^^	—	—	—	592,815	592,815
Total Value	$—	$—	$—	$4,124,490	$4,124,490
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(4,294,062)	$(4,294,062)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(12,001,273)	$(12,001,273)
Swap Agreements	(338,372)	—	—	(1,725)	(340,097)
Total Realized Gain (Loss)	$(338,372)	$—	$—	$(12,002,998)	$(12,341,370)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$1,044,199	$1,044,199
Futures Contracts	—	—	—	(1,831,912)	(1,831,912)
Swap Agreements	(38,709)	—	—	—	(38,709)
Total Change in Appreciation (Depreciation)	$(38,709)	$—	$—	$(787,713)	$(826,422)

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$712,931	$712,931
Forward Contracts*	—	—	79,728	—	79,728
Futures Contracts^^	—	—	—	175,940	175,940
Total Value	$—	$—	$79,728	$888,871	$968,599

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(89,952)	$—	$(89,952)
Futures Contracts^^	—	—	—	(1,028,264)	(1,028,264)
Written Options^	—	—	(39,155)	—	(39,155)
Total Value	$—	$—	$(129,107)	$(1,028,264)	$(1,157,371)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$119,828	$—	$119,828
Futures Contracts	—	—	—	(2,057,153)	(2,057,153)
Swap Agreements	(124,409)	—	—	—	(124,409)
Total Realized Gain (Loss)	$(124,409)	$—	$119,828	$(2,057,153)	$(2,061,734)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$241,161	$241,161
Forward Contracts	—	—	(23,505)	—	(23,505)
Futures Contracts	—	—	—	(534,625)	(534,625)
Swap Agreements	(6,655)	—	—	—	(6,655)
Written Options	—	—	3,966	—	3,966
Total Change in Appreciation (Depreciation)	$(6,655)	$—	$(19,539)	$(293,464)	$(319,658)

Balanced Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$53,289	$53,289
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(7,588)	$(7,588)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(45,028)	$(45,028)
Futures Contracts	—	—	—	74,726	74,726
Swap Agreements	851	—	—	(210)	641
Total Realized Gain (Loss)	$851	$—	$—	$29,488	$30,339
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$46,231	$46,231
Futures Contracts	—	—	—	65,900	65,900
Swap Agreements	(1,343)	—	—	—	(1,343)
Total Change in Appreciation (Depreciation)	$(1,343)	$—	$—	$112,131	$110,788

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions	Written Options
Short-Duration Bond Fund	$1,995	$—	$21,100,000	$12,680,000	$—
Inflation-Protected and Income Fund	126	—	241,867,043	23,079,750	—
Core Bond Fund	1,638	—	63,800,000	70,131,000	—
Diversified Bond Fund	301	4,981,739	21,500,000	14,210,000	2,309,990
Balanced Fund	42	—	400,000	2,648,250	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, or shares/units outstanding for written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2021.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
Barclays Bank PLC	$46,320	$—	$(46,320)	$—
Credit Suisse International	533,531	—	(533,531)	—
	$579,851	$—	$(579,851)	$—
Inflation-Protected and Income Fund
Bank of America N.A.	$29,759	$—	$—	$29,759
Barclays Bank PLC	1,234,940	—	(1,140,000)	94,940
Credit Suisse International	344,460	—	(300,000)	44,460
Goldman Sachs International	131,885	(131,885)	—	—
JP Morgan Chase Bank N.A.	272,484	—	(270,000)	2,484
	$2,013,528	$(131,885)	$(1,710,000)	$171,643
Core Bond Fund
Barclays Bank PLC	$3,531,675	$—	$(3,489,000)	$42,675

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Diversified Bond Fund
Barclays Bank PLC	$712,931	$(20,042)	$(630,000)	$62,889
BNP Paribas SA	16,760	(1,748)	—	15,012
Canadian Imperial Bank of Commerce	1,427	—	—	1,427
Citibank N.A.	9,891	(9,891)	—	—
Goldman Sachs International	334	(334)	—	—
HSBC Bank USA	16,967	(14,445)	—	2,522
JP Morgan Chase Bank N.A.	18,195	(8,215)	—	9,980
Morgan Stanley & Co. LLC	16,154	(2,376)	—	13,778
	$792,659	$(57,051)	$(630,000)	$105,608

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2021.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
BNP Paribas SA	$(979,637)	$—	$910,000	$(69,637)
Goldman Sachs International	(750,696)	131,885	480,000	(138,811)
	$(1,730,333)	$131,885	$1,390,000	$(208,448)
Diversified Bond Fund
Bank of America N.A.	$(40,676)	$—	$—	$(40,676)
Barclays Bank PLC	(20,042)	20,042	—	—
BNP Paribas SA	(1,748)	1,748	—	—
Citibank N.A.	(33,449)	9,891	—	(23,558)
Goldman Sachs International	(8,156)	334	—	(7,822)
HSBC Bank USA	(14,445)	14,445	—	—
JP Morgan Chase Bank N.A.	(8,215)	8,215	—	—
Morgan Stanley & Co. LLC	(2,376)	2,376	—	—
	$(129,107)	$57,051	$—	$(72,056)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2021, are discussed below.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include

Notes to Financial Statements (Unaudited) (Continued)

bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2021, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Financial Statements (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2021, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and

Notes to Financial Statements (Unaudited) (Continued)

service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million;
0.78% on the next $500 million; and
0.73% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion*	0.09%
Balanced Fund: equity portion*, **	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund**, ***	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund**, ***	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*

Effective November 18, 2020, Invesco Advisers, Inc. replaced Barings LLC as subadviser to the Fund. In addition, on November 18, 2020, Invesco Capital Management LLC was added as a sub-subadviser to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

**

Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Barings provides investment advisory services, as agreed upon from time to time by MML Advisers and Barings, determined at the close of the NYSE on each day that the NYSE is open for trading.

***	Effective November 18, 2020, Wellington Management Company LLP replaced Barings LLC as subadviser to the Fund.

MML Advisers has entered into investment subadvisory agreements with Invesco Advisers, Inc. (“Invesco”), pursuant to which Invesco serves as the subadviser to the Global Fund, Main Street Fund, Small Cap Opportunities Fund, and Strategic Emerging Markets Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of each Fund. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

Effective November 18, 2020, MML Advisers has entered into an investment subadvisory agreement with Invesco, pursuant to which Invesco serves as subadviser to the Balanced Fund. This agreement provides that Invesco manage the investment and reinvestment of the assets of the Balanced Fund. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the Balanced Fund. In addition, effective November 18, 2020, Invesco Capital Management LLC serves as a sub-subadviser to the Balanced Fund.

MML Advisers has entered into an investment subadvisory agreement with Thompson, Siegel & Walmsley LLC (“TSW”) and Wellington Management Company LLP (“Wellington Management”), pursuant to which TSW and Wellington Management serve as the subadvisers to the International Equity Fund. This agreement provides that TSW and Wellington Management manage the investment and reinvestment of the assets of the International Equity Fund. TSW and Wellington Management receive a subadvisory fee from MML Advisers, based upon the International Equity Fund’s average daily net assets.

Effective November 18, 2020, MML Advisers has entered into an investment subadvisory agreement with Wellington Management, pursuant to which Wellington Management serves as subadviser to the Disciplined Value Fund and Disciplined Growth Fund. These agreements provide that Wellington Management manage the investment and reinvestment of the assets of each Fund. Wellington Management receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Effective December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
High Yield Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Balanced Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Main Street Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Global Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
International Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

Prior to December 31, 2020, under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers was obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective December 31, 2020, the Supplemental Shareholder Services Agreement was terminated and the fees were transferred into the Administrative and Shareholder Services Agreement.

Prior to December 31, 2020, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement were intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and were calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may have paid these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

Effective February 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Emerging Markets Fund	1.15%	1.25%	1.35%	1.45%	1.70%	1.60%	1.85%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Prior to February 1, 2021, MML Advisers agreed to cap the Fees and Expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Inflation-Protected and Income Fund	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Strategic Emerging Markets Fund	1.15%	1.25%	1.35%	1.45%	1.70%	1.60%	1.85%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to waive 0.02% of the advisory fees of the International Equity Fund through January 31, 2022.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2021, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Main Street Fund	$1,020
Small Cap Opportunities Fund	943
Global Fund	42
International Equity Fund	776
Strategic Emerging Markets Fund	97

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2021:

Total % Ownership by Related Party
U.S. Government Money Market Fund	51.5%
Short-Duration Bond Fund	78.6%
Inflation-Protected and Income Fund	64.2%
Core Bond Fund	80.8%
Diversified Bond Fund	68.7%
High Yield Fund	65.9%
Balanced Fund	64.9%
Disciplined Value Fund	89.7%
Main Street Fund	65.6%
Disciplined Growth Fund	76.4%
Small Cap Opportunities Fund	58.5%
Global Fund	73.5%
International Equity Fund	89.6%
Strategic Emerging Markets Fund	95.1%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Short-Duration Bond Fund	$3,260,000	$152,100,870	$2,318,413	$170,830,200
Inflation-Protected and Income Fund	80,727,534	97,473,645	60,278,562	105,034,579
Core Bond Fund	1,654,162,310	168,819,894	1,640,358,524	231,089,987
Diversified Bond Fund	182,372,366	29,149,753	186,590,534	37,505,607
High Yield Fund	—	217,278,399	—	236,314,258
Balanced Fund	173,633,086	145,324,935	146,324,500	150,204,686
Disciplined Value Fund	—	129,734,095	—	134,705,037
Main Street Fund	—	27,071,543	—	43,985,740
Disciplined Growth Fund	—	189,357,701	—	239,954,667

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Small Cap Opportunities Fund	$—	$96,149,142	$—	$68,758,256
Global Fund	—	12,720,369	—	33,508,433
International Equity Fund	—	19,532,846	—	64,026,985
Strategic Emerging Markets Fund	—	42,441,037	—	67,046,369

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Small Cap Opportunities Fund	$—	$720,860	$70,252

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	836,626,973	$836,626,973	1,260,957,196	$1,260,957,196
Issued as reinvestment of dividends	—	—	1,857,069	1,857,069
Redeemed	(827,553,583)	(827,553,583)	(1,318,418,115)	(1,318,418,115)
Net increase (decrease)	9,073,390	$9,073,390	(55,603,850)	$(55,603,850)
Short-Duration Bond Fund Class I
Sold	5,536,098	$55,080,461	12,835,373	$127,961,423
Issued as reinvestment of dividends	801,172	7,859,494	640,826	6,427,487
Redeemed	(5,191,617)	(52,043,450)	(14,479,311)	(143,896,465)
Net increase (decrease)	1,145,653	$10,896,505	(1,003,112)	$(9,507,555)
Short-Duration Bond Fund Class R5
Sold	7,712,382	$77,970,045	2,163,376	$21,647,086
Issued as reinvestment of dividends	506,052	4,984,608	499,588	5,030,849
Redeemed	(10,658,169)	(106,810,857)	(7,081,015)	(70,146,705)
Net increase (decrease)	(2,439,735)	$(23,856,204)	(4,418,051)	$(43,468,770)
Short-Duration Bond Fund Service Class
Sold	867,195	$8,642,819	1,339,391	$13,197,026
Issued as reinvestment of dividends	112,610	1,102,450	150,318	1,504,685
Redeemed	(2,033,347)	(20,428,477)	(2,640,975)	(26,357,949)
Net increase (decrease)	(1,053,542)	$(10,683,208)	(1,151,266)	$(11,656,238)
Short-Duration Bond Fund Administrative Class
Sold	697,618	$6,858,858	1,351,878	$13,256,835
Issued as reinvestment of dividends	114,062	1,110,963	94,502	942,181
Redeemed	(1,137,441)	(11,285,449)	(1,743,706)	(16,798,571)
Net increase (decrease)	(325,761)	$(3,315,628)	(297,326)	$(2,599,555)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class A
Sold	797,872	$7,884,287	1,082,005	$10,695,588
Issued as reinvestment of dividends	184,578	1,786,717	163,448	1,619,767
Redeemed	(1,228,224)	(12,095,513)	(2,474,958)	(23,925,927)
Net increase (decrease)	(245,774)	$(2,424,509)	(1,229,505)	$(11,610,572)
Short-Duration Bond Fund Class R4
Sold	76,133	$757,486	298,178	$2,974,097
Issued as reinvestment of dividends	43,799	429,664	36,136	362,441
Redeemed	(174,107)	(1,742,424)	(404,170)	(3,989,768)
Net increase (decrease)	(54,175)	$(555,274)	(69,856)	$(653,230)
Short-Duration Bond Fund Class R3
Sold	283,412	$2,800,127	415,940	$4,079,377
Issued as reinvestment of dividends	29,386	286,518	18,897	188,593
Redeemed	(107,688)	(1,069,767)	(349,897)	(3,433,807)
Net increase (decrease)	205,110	$2,016,878	84,940	$834,163
Inflation-Protected and Income Fund Class I
Sold	3,764,049	$41,829,951	7,760,605	$83,482,222
Issued as reinvestment of dividends	895,339	9,795,008	314,268	3,271,533
Redeemed	(2,618,910)	(28,943,345)	(7,142,665)	(76,287,486)
Net increase (decrease)	2,040,478	$22,681,614	932,208	$10,466,269
Inflation-Protected and Income Fund Class R5
Sold	3,010,019	$34,062,801	2,226,519	$24,025,442
Issued as reinvestment of dividends	437,010	4,785,258	141,751	1,477,050
Redeemed	(3,230,734)	(36,238,373)	(1,724,795)	(18,575,443)
Net increase (decrease)	216,295	$2,609,686	643,475	$6,927,049
Inflation-Protected and Income Fund Service Class
Sold	1,038,098	$11,454,460	1,675,741	$18,087,230
Issued as reinvestment of dividends	249,860	2,728,473	83,858	871,286
Redeemed	(1,048,644)	(11,634,699)	(1,766,478)	(18,806,959)
Net increase (decrease)	239,314	$2,548,234	(6,879)	$151,557
Inflation-Protected and Income Fund Administrative Class
Sold	340,683	$3,800,787	349,137	$3,795,425
Issued as reinvestment of dividends	66,163	731,102	25,080	263,596
Redeemed	(406,604)	(4,559,838)	(560,044)	(6,025,901)
Net increase (decrease)	242	$(27,949)	(185,827)	$(1,966,880)
Inflation-Protected and Income Fund Class A
Sold	685,130	$7,513,196	1,007,170	$10,700,612
Issued as reinvestment of dividends	109,424	1,177,400	26,021	266,713
Redeemed	(447,121)	(4,875,975)	(618,282)	(6,556,206)
Net increase (decrease)	347,433	$3,814,621	414,909	$4,411,119
Inflation-Protected and Income Fund Class R4
Sold	177,721	$1,947,985	235,320	$2,463,941
Issued as reinvestment of dividends	23,505	251,270	11,705	119,159
Redeemed	(139,380)	(1,511,601)	(527,910)	(5,512,293)
Net increase (decrease)	61,846	$687,654	(280,885)	$(2,929,193)
Inflation-Protected and Income Fund Class R3
Sold	49,108	$531,675	102,480	$1,081,508
Issued as reinvestment of dividends	14,043	150,543	5,707	58,266
Redeemed	(56,558)	(617,268)	(231,387)	(2,397,866)
Net increase (decrease)	6,593	$64,950	(123,200)	$(1,258,092)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Core Bond Fund Class I
Sold	11,705,865	$132,354,080	24,413,460	$273,343,665
Issued as reinvestment of dividends	4,167,301	46,632,100	2,610,318	28,739,602
Redeemed	(19,149,511)	(215,606,260)	(34,269,903)	(382,938,214)
Net increase (decrease)	(3,276,345)	$(36,620,080)	(7,246,125)	$(80,854,947)
Core Bond Fund Class R5
Sold	8,901,558	$102,373,372	5,063,905	$56,714,126
Issued as reinvestment of dividends	1,788,905	20,107,290	941,162	10,399,843
Redeemed	(4,636,524)	(52,710,727)	(6,867,304)	(76,932,435)
Net increase (decrease)	6,053,939	$69,769,935	(862,237)	$(9,818,466)
Core Bond Fund Service Class
Sold	677,098	$7,671,032	2,668,588	$29,923,393
Issued as reinvestment of dividends	284,195	3,177,296	229,976	2,527,437
Redeemed	(2,982,394)	(34,632,635)	(3,371,899)	(37,423,756)
Net increase (decrease)	(2,021,101)	$(23,784,307)	(473,335)	$(4,972,926)
Core Bond Fund Administrative Class
Sold	1,525,410	$16,909,047	2,198,816	$24,708,162
Issued as reinvestment of dividends	404,698	4,484,059	190,504	2,078,397
Redeemed	(602,217)	(6,703,533)	(1,731,658)	(18,941,292)
Net increase (decrease)	1,327,891	$14,689,573	657,662	$7,845,267
Core Bond Fund Class A
Sold	544,436	$6,066,750	963,175	$10,457,461
Issued as reinvestment of dividends	289,572	3,188,192	243,108	2,632,864
Redeemed	(488,607)	(5,422,566)	(4,810,509)	(52,901,969)
Net increase (decrease)	345,401	$3,832,376	(3,604,226)	$(39,811,644)
Core Bond Fund Class R4
Sold	198,919	$2,193,916	531,392	$5,876,894
Issued as reinvestment of dividends	54,912	599,635	39,456	424,542
Redeemed	(285,786)	(3,131,690)	(917,990)	(10,171,340)
Net increase (decrease)	(31,955)	$(338,139)	(347,142)	$(3,869,904)
Core Bond Fund Class R3
Sold	12,957	$147,602	53,276	$580,775
Issued as reinvestment of dividends	4,061	45,768	3,293	36,423
Redeemed	(16,289)	(183,827)	(90,054)	(1,022,341)
Net increase (decrease)	729	$9,543	(33,485)	$(405,143)
Diversified Bond Fund Class I
Sold	1,255,060	$13,977,726	4,134,009	$46,830,084
Issued as reinvestment of dividends	630,975	6,953,342	191,020	2,101,217
Redeemed	(835,485)	(9,411,573)	(1,286,060)	(14,315,707)
Net increase (decrease)	1,050,550	$11,519,495	3,038,969	$34,615,594
Diversified Bond Fund Class R5
Sold	1,125,396	$11,506,331	1,925,744	$19,642,775
Issued as reinvestment of dividends	546,240	5,506,098	370,860	3,753,102
Redeemed	(1,882,018)	(19,543,916)	(5,442,921)	(55,944,628)
Net increase (decrease)	(210,382)	$(2,531,487)	(3,146,317)	$(32,548,751)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Diversified Bond Fund Service Class
Sold	139,178	$1,434,726	245,368	$2,548,809
Issued as reinvestment of dividends	82,657	846,408	36,833	378,278
Redeemed	(225,850)	(2,381,330)	(389,034)	(4,058,029)
Net increase (decrease)	(4,015)	$(100,196)	(106,833)	$(1,130,942)
Diversified Bond Fund Administrative Class
Sold	204,644	$2,123,181	276,225	$2,862,991
Issued as reinvestment of dividends	97,055	993,842	64,311	659,827
Redeemed	(578,721)	(6,194,311)	(822,642)	(8,542,597)
Net increase (decrease)	(277,022)	$(3,077,288)	(482,106)	$(5,019,779)
Diversified Bond Fund Class A
Sold	36,950	$386,909	384,376	$4,009,085
Issued as reinvestment of dividends	87,721	900,019	69,941	716,898
Redeemed	(373,842)	(3,944,638)	(1,836,895)	(19,259,777)
Net increase (decrease)	(249,171)	$(2,657,710)	(1,382,578)	$(14,533,794)
Diversified Bond Fund Class R4
Sold	63,270	$651,154	157,101	$1,603,381
Issued as reinvestment of dividends	44,948	453,530	21,265	215,413
Redeemed	(79,839)	(832,197)	(255,299)	(2,569,657)
Net increase (decrease)	28,379	$272,487	(76,933)	$(750,863)
Diversified Bond Fund Class R3
Sold	77,981	$795,883	163,943	$1,665,074
Issued as reinvestment of dividends	22,490	226,697	8,178	82,760
Redeemed	(119,007)	(1,244,527)	(147,477)	(1,490,752)
Net increase (decrease)	(18,536)	$(221,947)	24,644	$257,082
High Yield Fund Class I
Sold	4,018,344	$35,528,248	23,198,015	$201,062,141
Issued as reinvestment of dividends	2,408,156	20,878,712	2,201,075	19,281,414
Redeemed	(7,921,925)	(69,981,202)	(17,349,295)	(146,100,911)
Net increase (decrease)	(1,495,425)	$(13,574,242)	8,049,795	$74,242,644
High Yield Fund Class R5
Sold	540,135	$4,795,707	2,816,499	$24,326,317
Issued as reinvestment of dividends	299,321	2,613,072	299,974	2,645,773
Redeemed	(990,649)	(8,769,445)	(1,927,088)	(16,243,944)
Net increase (decrease)	(151,193)	$(1,360,666)	1,189,385	$10,728,146
High Yield Fund Service Class
Sold	366,636	$3,264,107	816,911	$7,021,989
Issued as reinvestment of dividends	196,929	1,719,188	321,932	2,839,443
Redeemed	(756,515)	(6,770,151)	(2,545,940)	(21,997,619)
Net increase (decrease)	(192,950)	$(1,786,856)	(1,407,097)	$(12,136,187)
High Yield Fund Administrative Class
Sold	442,409	$3,892,131	591,674	$5,006,524
Issued as reinvestment of dividends	148,142	1,271,060	172,142	1,494,189
Redeemed	(447,008)	(3,911,990)	(858,199)	(7,257,413)
Net increase (decrease)	143,543	$1,251,201	(94,383)	$(756,700)
High Yield Fund Class A
Sold	290,070	$2,529,235	814,241	$6,961,351
Issued as reinvestment of dividends	141,016	1,207,095	196,591	1,702,479
Redeemed	(612,081)	(5,330,074)	(1,579,847)	(13,342,010)
Net increase (decrease)	(180,995)	$(1,593,744)	(569,015)	$(4,678,180)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
High Yield Fund Class R4
Sold	633,619	$5,408,507	941,583	$7,788,215
Issued as reinvestment of dividends	239,764	2,023,612	315,597	2,695,196
Redeemed	(886,883)	(7,629,501)	(1,713,057)	(14,096,600)
Net increase (decrease)	(13,500)	$(197,382)	(455,877)	$(3,613,189)
High Yield Fund Class R3
Sold	476,986	$4,221,379	837,762	$7,144,883
Issued as reinvestment of dividends	185,002	1,607,669	242,579	2,129,846
Redeemed	(879,400)	(7,725,941)	(1,641,307)	(13,932,102)
Net increase (decrease)	(217,412)	$(1,896,893)	(560,966)	$(4,657,373)
Balanced Fund Class I
Sold	1,054,585	$13,698,898	1,379,938	$16,405,193
Issued as reinvestment of dividends	121,303	1,547,830	173,528	2,058,041
Redeemed	(336,502)	(4,365,109)	(743,647)	(8,643,855)
Net increase (decrease)	839,386	$10,881,619	809,819	$9,819,379
Balanced Fund Class R5
Sold	128,589	$1,678,145	198,510	$2,366,990
Issued as reinvestment of dividends	110,326	1,408,864	236,763	2,810,372
Redeemed	(633,094)	(8,196,632)	(785,543)	(9,194,993)
Net increase (decrease)	(394,179)	$(5,109,623)	(350,270)	$(4,017,631)
Balanced Fund Service Class
Sold	14,857	$205,324	248,919	$3,177,238
Issued as reinvestment of dividends	19,900	269,648	26,519	333,607
Redeemed	(16,640)	(224,685)	(92,023)	(1,133,885)
Net increase (decrease)	18,117	$250,287	183,415	$2,376,960
Balanced Fund Administrative Class
Sold	43,680	$571,132	83,672	$1,005,361
Issued as reinvestment of dividends	15,210	195,297	34,921	416,607
Redeemed	(19,873)	(260,171)	(224,831)	(2,700,070)
Net increase (decrease)	39,017	$506,258	(106,238)	$(1,278,102)
Balanced Fund Class A
Sold	89,466	$1,139,591	127,744	$1,449,420
Issued as reinvestment of dividends	64,884	806,506	137,628	1,592,357
Redeemed	(153,052)	(1,930,093)	(351,203)	(4,140,429)
Net increase (decrease)	1,298	$16,004	(85,831)	$(1,098,652)
Balanced Fund Class R4
Sold	515,836	$6,564,728	35,848	$417,440
Issued as reinvestment of dividends	7,862	96,702	16,250	186,064
Redeemed	(59,193)	(772,446)	(46,044)	(523,745)
Net increase (decrease)	464,505	$5,888,984	6,054	$79,759
Balanced Fund Class R3
Sold	438,168	$5,522,012	136,736	$1,578,091
Issued as reinvestment of dividends	16,465	201,693	37,878	431,814
Redeemed	(119,554)	(1,494,069)	(166,963)	(1,876,126)
Net increase (decrease)	335,079	$4,229,636	7,651	$133,779
Disciplined Value Fund Class I
Sold	295,482	$3,930,389	1,135,891	$13,574,006
Issued as reinvestment of dividends	39,626	527,416	87,394	1,207,781
Redeemed	(105,825)	(1,397,656)	(713,777)	(9,091,696)
Net increase (decrease)	229,283	$3,060,149	509,508	$5,690,091

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Disciplined Value Fund Class R5
Sold	103,872	$1,468,849	113,957	$1,355,314
Issued as reinvestment of dividends	50,636	675,986	273,525	3,793,792
Redeemed	(379,163)	(5,324,581)	(1,542,362)	(18,713,690)
Net increase (decrease)	(224,655)	$(3,179,746)	(1,154,880)	$(13,564,584)
Disciplined Value Fund Service Class
Sold	69,876	$955,149	124,315	$1,406,469
Issued as reinvestment of dividends	17,881	236,749	98,567	1,356,284
Redeemed	(72,303)	(934,416)	(723,853)	(9,800,079)
Net increase (decrease)	15,454	$257,482	(500,971)	$(7,037,326)
Disciplined Value Fund Administrative Class
Sold	15,599	$211,477	63,218	$727,009
Issued as reinvestment of dividends	6,106	82,862	27,299	384,917
Redeemed	(257,426)	(3,710,445)	(151,052)	(2,035,626)
Net increase (decrease)	(235,721)	$(3,416,106)	(60,535)	$(923,700)
Disciplined Value Fund Class A
Sold	43,001	$580,643	114,031	$1,542,202
Issued as reinvestment of dividends	7,378	96,647	33,935	462,189
Redeemed	(60,619)	(809,585)	(115,626)	(1,413,414)
Net increase (decrease)	(10,240)	$(132,295)	32,340	$590,977
Disciplined Value Fund Class R4
Sold	5,668	$74,302	11,708	$144,273
Issued as reinvestment of dividends	3,862	50,170	20,004	270,247
Redeemed	(41,652)	(566,696)	(97,795)	(1,316,545)
Net increase (decrease)	(32,122)	$(442,224)	(66,083)	$(902,025)
Disciplined Value Fund Class R3
Sold	29,725	$408,104	93,605	$1,087,951
Issued as reinvestment of dividends	4,790	63,371	19,703	271,118
Redeemed	(86,191)	(1,191,976)	(93,455)	(1,185,450)
Net increase (decrease)	(51,676)	$(720,501)	19,853	$173,619
Main Street Fund Class I
Sold	243,776	$2,975,747	994,249	$10,263,296
Issued as reinvestment of dividends	86,188	1,017,015	218,688	2,335,592
Redeemed	(759,384)	(9,062,260)	(755,303)	(7,878,220)
Net increase (decrease)	(429,420)	$(5,069,498)	457,634	$4,720,668
Main Street Fund Class R5
Sold	277,893	$3,334,052	386,916	$4,034,496
Issued as reinvestment of dividends	125,727	1,482,317	418,418	4,468,709
Redeemed	(846,028)	(10,317,703)	(1,140,364)	(11,817,224)
Net increase (decrease)	(442,408)	$(5,501,334)	(335,030)	$(3,314,019)
Main Street Fund Service Class
Sold	4,514	$56,210	961	$10,148
Issued as reinvestment of dividends	24	297	4,458	49,701
Redeemed	(9,088)	(113,399)	(46,671)	(540,230)
Net increase (decrease)	(4,550)	$(56,892)	(41,252)	$(480,381)
Main Street Fund Administrative Class
Sold	59,782	$730,072	159,554	$1,628,522
Issued as reinvestment of dividends	55,665	656,288	211,225	2,255,886
Redeemed	(256,348)	(3,130,311)	(695,524)	(7,172,594)
Net increase (decrease)	(140,901)	$(1,743,951)	(324,745)	$(3,288,186)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Main Street Fund Class A
Sold	41,093	$493,001	95,643	$957,087
Issued as reinvestment of dividends	27,948	323,920	113,081	1,188,476
Redeemed	(231,177)	(2,691,351)	(297,116)	(3,085,995)
Net increase (decrease)	(162,136)	$(1,874,430)	(88,392)	$(940,432)
Main Street Fund Class R4
Sold	89,067	$999,819	34,580	$348,669
Issued as reinvestment of dividends	18,078	207,357	57,075	593,581
Redeemed	(72,275)	(832,860)	(97,355)	(1,017,728)
Net increase (decrease)	34,870	$374,316	(5,700)	$(75,478)
Main Street Fund Class R3
Sold	2,767	$32,914	6,232	$62,801
Issued as reinvestment of dividends	2,859	33,250	10,109	106,551
Redeemed	(6,051)	(70,614)	(20,066)	(214,359)
Net increase (decrease)	(425)	$(4,450)	(3,725)	$(45,007)
Disciplined Growth Fund Class I
Sold	263,350	$3,514,410	910,715	$10,042,476
Issued as reinvestment of dividends	124,790	1,624,765	388,407	4,066,618
Redeemed	(1,009,698)	(13,595,206)	(1,098,785)	(11,581,970)
Net increase (decrease)	(621,558)	$(8,456,031)	200,337	$2,527,124
Disciplined Growth Fund Class R5
Sold	697,349	$9,269,795	2,424,223	$27,834,294
Issued as reinvestment of dividends	370,102	4,826,119	1,016,326	10,651,101
Redeemed	(1,798,608)	(24,365,624)	(4,693,152)	(50,909,381)
Net increase (decrease)	(731,157)	$(10,269,710)	(1,252,603)	$(12,423,986)
Disciplined Growth Fund Service Class
Sold	125,093	$1,698,336	296,296	$3,124,088
Issued as reinvestment of dividends	85,731	1,123,937	333,098	3,510,848
Redeemed	(444,755)	(6,073,404)	(1,531,596)	(16,676,987)
Net increase (decrease)	(233,931)	$(3,251,131)	(902,202)	$(10,042,051)
Disciplined Growth Fund Administrative Class
Sold	141,562	$1,948,140	532,032	$6,171,096
Issued as reinvestment of dividends	116,977	1,558,139	420,793	4,502,486
Redeemed	(597,885)	(8,225,773)	(1,466,858)	(16,922,659)
Net increase (decrease)	(339,346)	$(4,719,494)	(514,033)	$(6,249,077)
Disciplined Growth Fund Class A
Sold	72,549	$949,028	393,717	$4,306,687
Issued as reinvestment of dividends	88,569	1,133,688	345,514	3,558,796
Redeemed	(400,319)	(5,255,756)	(1,220,793)	(13,089,935)
Net increase (decrease)	(239,201)	$(3,173,040)	(481,562)	$(5,224,452)
Disciplined Growth Fund Class R4
Sold	83,968	$1,089,756	307,472	$3,317,709
Issued as reinvestment of dividends	82,193	1,039,743	295,967	3,012,939
Redeemed	(670,982)	(8,665,292)	(535,710)	(5,775,801)
Net increase (decrease)	(504,821)	$(6,535,793)	67,729	$554,847
Disciplined Growth Fund Class R3
Sold	39,795	$516,034	217,261	$2,285,159
Issued as reinvestment of dividends	19,722	248,888	61,111	622,111
Redeemed	(50,489)	(652,611)	(369,598)	(4,138,562)
Net increase (decrease)	9,028	$112,311	(91,226)	$(1,231,292)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class I
Sold	1,803,317	$31,432,457	1,129,713	$14,966,938
Issued as reinvestment of dividends	230,205	3,678,677	22,012	318,077
Redeemed	(526,268)	(9,082,255)	(861,764)	(11,534,053)
Net increase (decrease)	1,507,254	$26,028,879	289,961	$3,750,962
Small Cap Opportunities Fund Class R5
Sold	1,013,729	$17,856,703	4,536,074	$63,396,996
Issued as reinvestment of dividends	516,508	8,238,297	60,213	868,871
Redeemed	(925,128)	(15,113,201)	(2,473,418)	(32,634,713)
Net increase (decrease)	605,109	$10,981,799	2,122,869	$31,631,154
Small Cap Opportunities Fund Service Class
Sold	124,416	$2,171,407	267,039	$3,571,361
Issued as reinvestment of dividends	96,039	1,528,937	8,411	121,119
Redeemed	(132,093)	(2,177,752)	(291,310)	(3,970,351)
Net increase (decrease)	88,362	$1,522,592	(15,860)	$(277,871)
Small Cap Opportunities Fund Administrative Class
Sold	258,885	$4,325,007	217,960	$2,785,560
Issued as reinvestment of dividends	109,361	1,730,097	8,435	120,787
Redeemed	(255,154)	(4,228,095)	(393,462)	(5,215,562)
Net increase (decrease)	113,092	$1,827,009	(167,067)	$(2,309,215)
Small Cap Opportunities Fund Class A
Sold	424,065	$7,244,784	332,943	$4,038,283
Issued as reinvestment of dividends	246,828	3,793,745	17,248	240,612
Redeemed	(522,720)	(8,420,799)	(1,008,003)	(12,909,501)
Net increase (decrease)	148,173	$2,617,730	(657,812)	$(8,630,606)
Small Cap Opportunities Fund Class R4
Sold	211,560	$3,286,495	162,115	$1,965,065
Issued as reinvestment of dividends	57,740	881,116	3,887	53,838
Redeemed	(134,679)	(2,170,976)	(267,510)	(3,410,248)
Net increase (decrease)	134,621	$1,996,635	(101,508)	$(1,391,345)
Small Cap Opportunities Fund Class R3
Sold	244,920	$4,232,672	84,454	$1,008,882
Issued as reinvestment of dividends	31,666	478,467	3,056	41,924
Redeemed	(153,925)	(2,519,556)	(286,498)	(3,673,536)
Net increase (decrease)	122,661	$2,191,583	(198,988)	$(2,622,730)
Global Fund Class I
Sold	867,799	$14,676,860	1,095,137	$14,750,065
Issued as reinvestment of dividends	254,998	4,141,170	51,537	704,508
Redeemed	(734,367)	(12,210,717)	(1,782,887)	(23,643,043)
Net increase (decrease)	388,430	$6,607,313	(636,213)	$(8,188,470)
Global Fund Class R5
Sold	243,118	$4,011,928	827,558	$10,875,255
Issued as reinvestment of dividends	372,971	6,060,786	64,981	889,589
Redeemed	(1,059,348)	(17,798,715)	(1,476,603)	(19,627,239)
Net increase (decrease)	(443,259)	$(7,726,001)	(584,064)	$(7,862,395)
Global Fund Service Class
Sold	51,948	$851,757	150,261	$2,068,706
Issued as reinvestment of dividends	20,921	336,406	3,398	46,110
Redeemed	(58,297)	(955,147)	(260,002)	(3,464,342)
Net increase (decrease)	14,572	$233,016	(106,343)	$(1,349,526)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Global Fund Administrative Class
Sold	313,307	$5,270,643	335,946	$4,152,508
Issued as reinvestment of dividends	258,714	4,196,349	37,975	520,255
Redeemed	(890,240)	(14,745,094)	(1,258,463)	(16,481,104)
Net increase (decrease)	(318,219)	$(5,278,102)	(884,542)	$(11,808,341)
Global Fund Class A
Sold	124,370	$2,026,977	370,819	$4,911,097
Issued as reinvestment of dividends	79,531	1,270,108	7,138	96,655
Redeemed	(249,615)	(4,090,840)	(860,649)	(11,280,891)
Net increase (decrease)	(45,714)	$(793,755)	(482,692)	$(6,273,139)
Global Fund Class R4
Sold	152,473	$2,482,688	238,864	$3,003,018
Issued as reinvestment of dividends	32,263	507,173	2,803	37,330
Redeemed	(70,109)	(1,123,904)	(261,871)	(3,283,137)
Net increase (decrease)	114,627	$1,865,957	(20,204)	$(242,789)
Global Fund Class R3
Sold	41,540	$668,426	195,546	$2,567,993
Issued as reinvestment of dividends	34,097	540,776	2,453	33,038
Redeemed	(177,616)	(2,952,754)	(378,303)	(4,626,338)
Net increase (decrease)	(101,979)	$(1,743,552)	(180,304)	$(2,025,307)
International Equity Fund Class I
Sold	1,348,539	$14,174,219	4,180,532	$51,140,629
Issued as reinvestment of dividends	3,875,666	36,392,504	449,133	5,748,906
Redeemed	(4,035,322)	(40,351,803)	(9,755,499)	(121,420,945)
Net increase (decrease)	1,188,883	$10,214,920	(5,125,834)	$(64,531,410)
International Equity Fund Class R5
Sold	188,610	$2,047,489	366,810	$4,608,798
Issued as reinvestment of dividends	2,331,454	21,915,668	286,457	3,666,648
Redeemed	(1,550,305)	(16,132,130)	(3,854,186)	(48,275,299)
Net increase (decrease)	969,759	$7,831,027	(3,200,919)	$(39,999,853)
International Equity Fund Service Class
Sold	13,981	$157,256	49,413	$601,437
Issued as reinvestment of dividends	160,439	1,504,920	26,551	339,316
Redeemed	(126,459)	(1,430,218)	(513,944)	(6,537,449)
Net increase (decrease)	47,961	$231,958	(437,980)	$(5,596,696)
International Equity Fund Administrative Class
Sold	12,818	$153,316	35,747	$435,111
Issued as reinvestment of dividends	130,844	1,216,848	16,406	208,684
Redeemed	(102,527)	(1,137,268)	(236,315)	(2,955,297)
Net increase (decrease)	41,135	$232,896	(184,162)	$(2,311,502)
International Equity Fund Class A
Sold	152,675	$1,663,538	270,031	$3,232,288
Issued as reinvestment of dividends	801,741	7,087,390	61,598	760,119
Redeemed	(543,472)	(5,408,477)	(751,225)	(8,910,416)
Net increase (decrease)	410,944	$3,342,451	(419,596)	$(4,918,009)
International Equity Fund Class R4
Sold	6,963	$69,666	28,978	$324,669
Issued as reinvestment of dividends	86,724	756,235	14,225	173,825
Redeemed	(63,080)	(582,719)	(314,860)	(3,691,453)
Net increase (decrease)	30,607	$243,182	(271,657)	$(3,192,959)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
International Equity Fund Class R3
Sold	16,803	$159,781	33,535	$375,960
Issued as reinvestment of dividends	99,712	861,510	14,667	178,640
Redeemed	(30,185)	(359,733)	(327,850)	(3,921,617)
Net increase (decrease)	86,330	$661,558	(279,648)	$(3,367,017)
Strategic Emerging Markets Fund Class I
Sold	1,403,845	$21,986,108	10,127,465	$132,216,588
Issued as reinvestment of dividends	183,464	2,772,142	1,034,165	13,661,324
Redeemed	(3,032,272)	(46,767,449)	(9,265,591)	(109,834,837)
Net increase (decrease)	(1,444,963)	$(22,009,199)	1,896,039	$36,043,075
Strategic Emerging Markets Fund Class R5
Sold	5,147	$79,015	219,944	$2,913,595
Issued as reinvestment of dividends	3,223	49,442	26,614	357,160
Redeemed	(28,666)	(450,218)	(336,221)	(4,440,670)
Net increase (decrease)	(20,296)	$(321,761)	(89,663)	$(1,169,915)
Strategic Emerging Markets Fund Service Class
Sold	9,026	$140,713	166,762	$2,238,544
Issued as reinvestment of dividends	2,548	38,555	3,146	41,689
Redeemed	(25,372)	(369,854)	(15,462)	(184,722)
Net increase (decrease)	(13,798)	$(190,586)	154,446	$2,095,511
Strategic Emerging Markets Fund Administrative Class
Sold	6,072	$92,929	16,959	$209,276
Issued as reinvestment of dividends	1,087	16,503	5,996	79,749
Redeemed	(16,348)	(249,936)	(19,416)	(239,335)
Net increase (decrease)	(9,189)	$(140,504)	3,539	$49,690
Strategic Emerging Markets Fund Class A
Sold	25,853	$395,673	155,124	$1,998,164
Issued as reinvestment of dividends	2,297	34,506	6,859	90,537
Redeemed	(26,614)	(413,346)	(76,087)	(938,758)
Net increase (decrease)	1,536	$16,833	85,896	$1,149,943
Strategic Emerging Markets Fund Class R4
Sold	7,165	$109,871	19,713	$244,996
Issued as reinvestment of dividends	1,420	21,224	8,531	112,016
Redeemed	(32,220)	(494,715)	(37,453)	(445,066)
Net increase (decrease)	(23,635)	$(363,620)	(9,209)	$(88,054)
Strategic Emerging Markets Fund Class R3
Sold	6,313	$91,058	42,579	$524,514
Issued as reinvestment of dividends	1,166	17,356	4,650	60,918
Redeemed	(7,318)	(109,660)	(29,412)	(363,228)
Net increase (decrease)	161	$(1,246)	17,817	$222,204

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2021:

Front-End Sales Charges Retained by Distributor
High Yield Fund	$1,050

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2021, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$287,502,637	$—	$—	$—
Short-Duration Bond Fund	393,604,226	7,518,906	(2,679,291)	4,839,615
Inflation-Protected and Income Fund	382,303,564	4,502,092	(1,425,812)	3,076,280
Core Bond Fund	1,428,195,631	38,217,133	(17,445,021)	20,772,112
Diversified Bond Fund	236,593,872	7,459,454	(2,410,638)	5,048,816
High Yield Fund	575,739,682	28,135,586	(11,870,262)	16,265,324
Balanced Fund	167,392,225	12,395,370	(1,730,415)	10,664,955
Disciplined Value Fund	89,298,992	8,764,758	(869,528)	7,895,230
Main Street Fund	86,896,099	34,263,349	(413,459)	33,849,890
Disciplined Growth Fund	199,505,542	46,824,744	(2,891,104)	43,933,640
Small Cap Opportunities Fund	273,143,669	87,098,936	(7,528,654)	79,570,282
Global Fund	154,124,453	196,176,814	(290,784)	195,886,030
International Equity Fund	152,712,906	20,360,872	(3,290,575)	17,070,297
Strategic Emerging Markets Fund	153,754,939	40,274,594	(4,728,634)	35,545,960

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2021, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2020, for federal income tax purposes, there were no unused capital losses.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$7,030,277	$24,002,870
High Yield Fund	11,863,676	33,648,988
Disciplined Value Fund	1,223,150	670,427

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2020, late year ordinary losses:

Amount
Global Fund	$346,647
Strategic Emerging Markets Fund	248,688

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
U.S. Government Money Market Fund	$1,857,173	$—
Short-Duration Bond Fund	16,088,439	—
Inflation-Protected and Income Fund	6,327,704	—
Core Bond Fund	46,839,258	—
Diversified Bond Fund	7,907,495	—
High Yield Fund	32,799,482	—
Balanced Fund	2,773,051	5,056,182
Disciplined Value Fund	2,190,398	5,555,930
Main Street Fund	1,136,104	9,873,026
Disciplined Growth Fund	2,181,534	27,743,365
Small Cap Opportunities Fund	574,557	1,192,223
Global Fund	1,587,972	739,536
International Equity Fund	2,633,421	8,442,845
Strategic Emerging Markets Fund	997,920	13,413,672

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2020:

Amount
International Equity Fund	$368,565
Strategic Emerging Markets Fund	212,623

Notes to Financial Statements (Unaudited) (Continued)

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$5,411	$—	$(49,351)	$—
Short-Duration Bond Fund	12,835,373	(31,033,147)	(52,919)	(1,670,642)
Inflation-Protected and Income Fund	17,935,589	—	(28,246)	11,286,329
Core Bond Fund	62,332,631	3,758,523	(143,285)	23,864,475
Diversified Bond Fund	10,922,079	3,426,266	(18,544)	1,317,534
High Yield Fund	23,193,558	(45,512,664)	(29,657)	(14,011,194)
Balanced Fund	2,006,178	1,770,969	(15,525)	14,060,565
Disciplined Value Fund	1,294,893	(1,893,577)	(24,475)	(3,715,670)
Main Street Fund	802,120	2,071,832	(15,033)	23,456,687
Disciplined Growth Fund	557,495	10,014,433	(29,878)	85,036,224
Small Cap Opportunities Fund	736,693	17,204,870	(22,608)	94,404
Global Fund	—	16,859,727	(380,787)	150,080,221
International Equity Fund	12,178,079	57,558,476	(57,772)	(615,209)
Strategic Emerging Markets Fund	—	2,939,347	(263,478)	10,385,582

The Funds did not have any unrecognized tax benefits at March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

Notes to Financial Statements (Unaudited) (Continued)

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Notes to Financial Statements (Unaudited) (Continued)

Effective April 1, 2021, Baring International Investment Limited serves as a sub-subadviser to the Core Bond Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund.

Effective May 1, 2021, the Trust will change its address from 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981 to 1295 State Street, Springfield, Massachusetts 01111-0001. In addition, each Fund noted below will change its name as follows:

Current Name	Updated Name
MassMutual Premier U.S. Government Money Market Fund	MassMutual U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund	MassMutual Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund	MassMutual Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund	MassMutual Core Bond Fund
MassMutual Premier Diversified Bond Fund	MassMutual Diversified Bond Fund
MassMutual Premier High Yield Fund	MassMutual High Yield Fund
MassMutual Premier Balanced Fund	MassMutual Balanced Fund
MassMutual Premier Disciplined Value Fund	MassMutual Disciplined Value Fund
MassMutual Premier Main Street Fund	MassMutual Main Street Fund
MassMutual Premier Disciplined Growth Fund	MassMutual Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund	MassMutual Small Cap Opportunities Fund
MassMutual Premier Global Fund	MassMutual Global Fund
MassMutual Premier International Equity Fund	MassMutual International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund	MassMutual Strategic Emerging Markets Fund

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at http://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Other Information (Unaudited) (Continued)

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreements between MML Advisers and Barings for the Core Bond Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund (the “Amended Agreements”) intended to permit Barings to delegate to its advisory affiliates. The Trustees considered, among other things, that any such delegation by Barings would be subject to the consent of MML Advisers and the Board. At the same time, the Trustees, including the Independent Trustees, approved sub-subadvisory agreements between Barings and Baring International Investment Limited (the “New Sub-Subadvisory Agreements”) for the Core Bond Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund. The Trustees considered, among other things, that the New Sub-Subadvisory Agreements would not result in any changes in the fees payable by the Core Bond Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund or MML Advisers and that the services provided would continue to be subject to the supervision of Barings. The Trustees concluded that the Amended Agreements and New Sub-Subadvisory Agreements are in the best interests of the Core Bond Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and their shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreements and New Sub-Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreements and New Sub-Subadvisory Agreements became effective on May 1, 2021.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2021:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.09%	$1,000.00	$0.45	$1,024.50	$0.45
Short-Duration Bond Fund
Class I	1,000	0.43%	1,034.50	2.18	1,022.80	2.17
Class R5	1,000	0.53%	1,034.20	2.69	1,022.30	2.67
Service Class	1,000	0.63%	1,034.70	3.20	1,021.80	3.18
Administrative Class	1,000	0.73%	1,033.60	3.70	1,021.30	3.68
Class A	1,000	0.98%	1,032.10	4.97	1,020.00	4.94
Class R4	1,000	0.88%	1,032.60	4.46	1,020.50	4.43
Class R3	1,000	1.13%	1,031.00	5.72	1,019.30	5.69

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.46%	$1,008.40	$2.30	$1,022.60	$2.32
Class R5	1,000	0.56%	1,007.50	2.80	1,022.10	2.82
Service Class	1,000	0.66%	1,006.50	3.30	1,021.60	3.33
Administrative Class	1,000	0.76%	1,006.10	3.80	1,021.10	3.83
Class A	1,000	1.01%	1,005.60	5.05	1,019.90	5.09
Class R4	1,000	0.91%	1,006.30	4.55	1,020.40	4.58
Class R3	1,000	1.16%	1,005.00	5.80	1,019.10	5.84
Core Bond Fund
Class I	1,000	0.42%	1,003.00	2.10	1,022.80	2.12
Class R5	1,000	0.52%	1,002.00	2.60	1,022.30	2.62
Service Class	1,000	0.62%	1,001.90	3.09	1,021.80	3.13
Administrative Class	1,000	0.72%	1,001.10	3.59	1,021.30	3.63
Class A	1,000	0.97%	1,000.10	4.84	1,020.10	4.89
Class R4	1,000	0.87%	1,000.20	4.34	1,020.60	4.38
Class R3	1,000	1.12%	999.20	5.58	1,019.30	5.64
Diversified Bond Fund
Class I	1,000	0.51%	1,023.40	2.57	1,022.30	2.57
Class R5	1,000	0.61%	1,023.10	3.08	1,021.90	3.07
Service Class	1,000	0.71%	1,022.90	3.58	1,021.40	3.58
Administrative Class	1,000	0.81%	1,022.00	4.08	1,020.90	4.08
Class A	1,000	1.06%	1,020.20	5.34	1,019.60	5.34
Class R4	1,000	0.96%	1,020.90	4.84	1,020.10	4.83
Class R3	1,000	1.21%	1,019.80	6.09	1,018.90	6.09
High Yield Fund
Class I	1,000	0.53%	1,091.90	2.76	1,022.30	2.67
Class R5	1,000	0.63%	1,091.50	3.29	1,021.80	3.18
Service Class	1,000	0.73%	1,091.40	3.81	1,021.30	3.68
Administrative Class	1,000	0.83%	1,089.70	4.32	1,020.80	4.18
Class A	1,000	1.08%	1,089.50	5.63	1,019.50	5.44
Class R4	1,000	0.98%	1,089.60	5.11	1,020.00	4.94
Class R3	1,000	1.23%	1,087.80	6.40	1,018.80	6.19
Balanced Fund
Class I	1,000	0.67%	1,135.10	3.57	1,021.60	3.38
Class R5	1,000	0.77%	1,134.90	4.10	1,021.10	3.88
Service Class	1,000	0.87%	1,134.30	4.63	1,020.60	4.38
Administrative Class	1,000	0.97%	1,133.30	5.16	1,020.10	4.89
Class A	1,000	1.22%	1,132.50	6.49	1,018.80	6.14
Class R4	1,000	1.12%	1,133.30	5.96	1,019.30	5.64
Class R3	1,000	1.37%	1,130.90	7.28	1,018.10	6.89
Disciplined Value Fund
Class I	1,000	0.72%	1,271.00	4.08	1,021.30	3.63
Class R5	1,000	0.82%	1,269.60	4.64	1,020.80	4.13
Service Class	1,000	0.92%	1,269.70	5.21	1,020.30	4.63
Administrative Class	1,000	1.02%	1,268.80	5.77	1,019.80	5.14
Class A	1,000	1.27%	1,267.10	7.18	1,018.60	6.39
Class R4	1,000	1.17%	1,267.10	6.61	1,019.10	5.89
Class R3	1,000	1.42%	1,266.80	8.03	1,017.90	7.14

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class I	$1,000	0.74%	$1,192.40	$4.04	$1,021.20	$3.73
Class R5	1,000	0.84%	1,191.40	4.59	1,020.70	4.23
Service Class	1,000	0.94%	1,190.70	5.13	1,020.20	4.73
Administrative Class	1,000	1.04%	1,190.30	5.68	1,019.70	5.24
Class A	1,000	1.29%	1,189.00	7.04	1,018.50	6.49
Class R4	1,000	1.19%	1,189.80	6.50	1,019.00	5.99
Class R3	1,000	1.44%	1,187.30	7.85	1,017.80	7.24
Disciplined Growth Fund
Class I	1,000	0.55%	1,113.60	2.90	1,022.20	2.77
Class R5	1,000	0.65%	1,113.30	3.42	1,021.70	3.28
Service Class	1,000	0.75%	1,112.50	3.95	1,021.20	3.78
Administrative Class	1,000	0.85%	1,111.80	4.48	1,020.70	4.28
Class A	1,000	1.10%	1,110.40	5.79	1,019.40	5.54
Class R4	1,000	1.00%	1,111.20	5.26	1,019.90	5.04
Class R3	1,000	1.25%	1,109.50	6.57	1,018.70	6.29
Small Cap Opportunities Fund
Class I	1,000	0.66%	1,443.00	4.02	1,021.60	3.33
Class R5	1,000	0.76%	1,442.00	4.63	1,021.10	3.83
Service Class	1,000	0.86%	1,441.30	5.23	1,020.60	4.33
Administrative Class	1,000	0.96%	1,440.80	5.84	1,020.10	4.83
Class A	1,000	1.21%	1,438.80	7.36	1,018.90	6.09
Class R4	1,000	1.11%	1,439.30	6.75	1,019.40	5.59
Class R3	1,000	1.36%	1,438.20	8.27	1,018.20	6.84
Global Fund
Class I	1,000	0.83%	1,185.60	4.52	1,020.80	4.18
Class R5	1,000	0.93%	1,184.80	5.07	1,020.30	4.68
Service Class	1,000	1.03%	1,184.60	5.61	1,019.80	5.19
Administrative Class	1,000	1.13%	1,184.40	6.15	1,019.30	5.69
Class A	1,000	1.38%	1,182.90	7.51	1,018.10	6.94
Class R4	1,000	1.28%	1,183.00	6.97	1,018.50	6.44
Class R3	1,000	1.53%	1,182.10	8.32	1,017.30	7.70
International Equity Fund
Class I	1,000	0.99%	1,146.90	5.30	1,020.00	4.99
Class R5	1,000	1.09%	1,146.40	5.83	1,019.50	5.49
Service Class	1,000	1.19%	1,145.60	6.37	1,019.00	5.99
Administrative Class	1,000	1.29%	1,145.20	6.90	1,018.50	6.49
Class A	1,000	1.54%	1,143.20	8.23	1,017.30	7.75
Class R4	1,000	1.44%	1,143.90	7.70	1,017.80	7.24
Class R3	1,000	1.69%	1,142.70	9.03	1,016.50	8.50
Strategic Emerging Markets Fund
Class I	1,000	1.15%	1,202.80	6.32	1,019.20	5.79
Class R5	1,000	1.25%	1,202.00	6.86	1,018.70	6.29
Service Class	1,000	1.35%	1,201.70	7.41	1,018.20	6.79
Administrative Class	1,000	1.45%	1,201.10	7.96	1,017.70	7.29
Class A	1,000	1.70%	1,199.20	9.32	1,016.50	8.55
Class R4	1,000	1.60%	1,199.40	8.77	1,017.00	8.05
Class R3	1,000	1.85%	1,197.90	10.14	1,015.70	9.30

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2021, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50580-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/19/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/19/2021

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/19/2021